UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑07873
Nuveen Municipal Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report September 30, 2025

Nuveen All‑American Municipal Bond Fund
Class A Shares/FLAAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.80%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$3,724,231,385

Total number of portfolio holdings	946

Portfolio turnover (%)	28%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q889_SAR_0925 4875782

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen All‑American Municipal Bond Fund
Class C Shares/FACCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$81	1.60%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$3,724,231,385

Total number of portfolio holdings	946

Portfolio turnover (%)	28%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q665_SAR_0925 4875782

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen All‑American Municipal Bond Fund
Class R6 Shares/FAAWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.57%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$3,724,231,385

Total number of portfolio holdings	946

Portfolio turnover (%)	28%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q566_SAR_0925 4875782

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen All‑American Municipal Bond Fund
Class I Shares/FAARX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.60%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$3,724,231,385

Total number of portfolio holdings	946

Portfolio turnover (%)	28%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q855_SAR_0925 4875782

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Intermediate Duration Municipal Bond Fund
Class A Shares/NMBAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.64%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$8,240,434,762

Total number of portfolio holdings	1,768

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q202_SAR_0925 4875784

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Intermediate Duration Municipal Bond Fund
Class C Shares/NNCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$73	1.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$8,240,434,762

Total number of portfolio holdings	1,768

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q640_SAR_0925 4875784

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Intermediate Duration Municipal Bond Fund
Class I Shares/NUVBX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$8,240,434,762

Total number of portfolio holdings	1,768

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q400_SAR_0925 4875784

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Limited Term Municipal Bond Fund
Class A Shares/FLTDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.63%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,731,717,537

Total number of portfolio holdings	1,028

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q848_SAR_0925 4875785

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Limited Term Municipal Bond Fund
Class C Shares/FAFJX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$72	1.43%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,731,717,537

Total number of portfolio holdings	1,028

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q632_SAR_0925 4875785

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Limited Term Municipal Bond Fund
Class I Shares/FLTRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$4,731,717,537

Total number of portfolio holdings	1,028

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q822_SAR_0925 4875785

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen High Yield Municipal Bond Fund
Class A Shares/NHMAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$99	1.96%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$13,137,388,609

Total number of portfolio holdings	2,832

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q749_SAR_0925 4875778

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen High Yield Municipal Bond Fund
Class C Shares/NHCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$139	2.76%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$13,137,388,609

Total number of portfolio holdings	2,832

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q624_SAR_0925 4875778

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen High Yield Municipal Bond Fund
Class R6 Shares/NHMFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$87	1.72%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$13,137,388,609

Total number of portfolio holdings	2,832

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q558_SAR_0925 4875778

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen High Yield Municipal Bond Fund
Class I Shares/NHMRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$89	1.76%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$13,137,388,609

Total number of portfolio holdings	2,832

Portfolio turnover (%)	10%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q772_SAR_0925 4875778

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Duration High Yield Municipal Bond Fund
Class A Shares/NVHAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.88%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$5,995,702,779

Total number of portfolio holdings	2,641

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q673_SAR_0925 4875780

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Duration High Yield Municipal Bond Fund
Class C Shares/NVCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.68%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$5,995,702,779

Total number of portfolio holdings	2,641

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q616_SAR_0925 4875780

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Short Duration High Yield Municipal Bond Fund
Class I Shares/NVHIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.68%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$5,995,702,779

Total number of portfolio holdings	2,641

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q699_SAR_0925 4875780

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Strategic Municipal Opportunities Fund
Class A Shares/NSAOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.86%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,097,172,424

Total number of portfolio holdings	727

Portfolio turnover (%)	30%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q590_SAR_0925 4875781

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Strategic Municipal Opportunities Fund
Class C Shares/NSCOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.66%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,097,172,424

Total number of portfolio holdings	727

Portfolio turnover (%)	30%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q582_SAR_0925 4875781

2

Semi-Annual Shareholder Report September 30, 2025

Nuveen Strategic Municipal Opportunities Fund
Class I Shares/NSIOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.66%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2025)

Fund net assets	$1,097,172,424

Total number of portfolio holdings	727

Portfolio turnover (%)	30%

1	continued>>

What did the Fund invest in? (as of September 30, 2025)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q574_SAR_0925 4875781

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments September 30, 2025
All-American
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 101.8%
17,451,000 EXCHANGE-TRADED FUNDS - 0.5% 17,451,000
700,000 (a),(b) Nuveen Municipal Income ETF $ 17,451,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $17,677,750) 17,451,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3774212377 MUNICIPAL BONDS - 101.3% 3774212377
ALABAMA - 3.5%
$ 1,400,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500% 09/01/45 1,503,920
1,540,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 1,660,993
1,790,000 (c) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 1,795,368
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 3,491,475
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 3,256,783
15,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 16,002,756
10,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 10,747,151
24,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 24,977,726
2,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 2,021,399
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,228,042
2,075,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,174,353
9,400,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 9,053,031
6,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 6,294,767
475,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 333,574
15,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 15,823,149
20,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 20,992,140
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4 .000 09/01/48 5,316,954
TOTAL ALABAMA 129,673,581
ARIZONA - 2.2%
1,220,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 1,238,400
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,705,503
19,000,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 12,620,666

Portfolio of Investments September 30, 2025
(continued)
All-American
2
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250% 11/01/53 $ 1,599,779
2,660,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,677,128
8,515,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 8,695,826
9,530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 9,693,274
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/35 1,041,487
2,235,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory
Put 5/15/28)
5 .000 01/01/53 2,344,378
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/35 6,763,068
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 7,185,436
3,500,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4 .000 06/15/41 3,002,856
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 1,054,889
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 14,372,656
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 7,519,965
TOTAL ARIZONA 81,515,311
ARKANSAS - 0.6%
5,045,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,043,911
7,370,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 7,070,754
5,000,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 4,835,569
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/40 5,602,808
TOTAL ARKANSAS 22,553,042
CALIFORNIA - 15.9%
360,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/42 398,413
345,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 377,761
410,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 445,691
955,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/45 1,033,740
5,270,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/50 5,615,054
950,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/40 1,007,296

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000% 10/01/42 $ 2,096,500
2,080,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/43 2,171,932
1,065,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/44 1,107,484
4,900,000 Atascadero Unified School District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .000 08/01/50 5,152,588
10,050,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023D,
(Mandatory Put 11/01/28)
5 .500 05/01/54 10,734,326
21,445,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000 02/01/55 23,423,042
22,580,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 24,494,581
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,297,814
10,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 10,985,662
9,275,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 9,825,297
19,500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 20,986,637
2,630,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,732,473
25,260,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 16,414,979
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 5,026,619
9,810,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 10,740,620
1,335,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/35 1,471,392
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/42 1,670,264
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 485,122
2,120,000 California Infrastructure and Economic Development Bank,
Lease Revenue Bonds, California State Teachers Retirement
System Headquarters Expansion, Green Bond-Climate Bond
Certified Series 2019
5 .000 08/01/44 2,192,716
6,005,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 5,500,233
2,200,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/36 2,149,488
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5 .000 10/01/31 1,032,425
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 14,191,494
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 996,223
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/37 14,187,271

Portfolio of Investments September 30, 2025
(continued)
All-American
4
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000% 12/31/38 $ 27,437,082
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 1,012,535
1,040,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,054,480
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/42 10,674,950
8,835,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 8,866,232
14,225,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 14,239,036
1,450,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/37 1,461,128
415,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 374,331
810,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 711,291
10,335,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 9,945,232
3,355,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 3,128,109
1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/49 1,010,616
2,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/59 1,998,785
525,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/54 511,441
1,000,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/64 954,992
3,195,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/45 3,448,583
12,000,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5 .000 08/01/45 12,010,201
2,725,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 3,080,069
4,490,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/41 4,978,227
4,490,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/42 4,936,938
4,105,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/43 4,486,176
4,165,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/44 4,507,870
2,500,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/45 2,698,422
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/47 5,020,716
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/50 1,757,761
3,800,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 3,415,896

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,460,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000% 12/01/41 $ 1,610,206
2,500,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/42 2,729,358
1,500,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/43 1,626,104
2,800,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/44 3,017,480
3,800,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/45 4,077,149
23,265,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018C, (AMT)
5 .000 05/15/44 23,398,846
1,000,000 Manteca Financing Authority, California, Sewer Revenue
Bonds, Series 2009
5 .750 12/01/36 1,004,132
735,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/42 811,996
800,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/43 876,361
800,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/44 870,629
1,200,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/45 1,301,357
400,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/46 431,665
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,399,870
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 3,066,196
4,460,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
7 .000 11/01/34 5,415,507
2,230,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/39 2,507,383
5,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 5,302,948
21,280,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 22,492,709
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/41 2,860,597
400,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/39 225,292
750,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/40 397,584
1,000,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/43 438,737
1,000,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/44 413,230
1,250,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/45 487,576
3,400,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 1,111,287
3,275,000 (d) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 955,849

Portfolio of Investments September 30, 2025
(continued)
All-American
6
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 15,000,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350% 08/01/41 $ 18,439,599
2,665,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Refunding Series 2022A-1 - AGM Insured
5 .000 09/01/42 2,836,467
3,545,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/37 3,637,491
8,960,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/38 9,161,499
635,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 640,398
8,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/42 8,032,923
3,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 3,020,360
1,200,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/40 1,347,942
3,875,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/42 4,256,906
7,500,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/43 8,181,835
3,000,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/44 3,245,872
3,155,000 (d) San Diego Public Facilities Financing Authority, California,
Lease Revenue Bonds, Capital Improvement Projects,
Refunding Series 2025A
5 .000 10/15/45 3,396,033
11,715,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/46 11,715,370
5,050,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000 05/01/42 5,077,419
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT)
5 .000 05/01/48 3,016,153
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/41 5,010,281
4,260,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/40 4,799,372
2,885,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/41 3,216,435
5,920,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/42 6,545,292
9,180,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/43 10,064,134
2,125,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/44 2,312,609
2,620,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/45 2,839,075
4,500,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 4,634,602

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,735,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350% 08/01/29 $ 4,803,925
4,245,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 4,246,454
1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 1,067,054
3,095,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 3,302,532
3,395,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 3,611,762
275,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 282,214
9,075,000 Templeton Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election 2024 Series
2025A
5 .000 08/01/50 9,527,976
5,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 5,122,554
2,485,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/26 2,431,836
1,405,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/28 1,306,049
2,920,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/29 2,641,667
TOTAL CALIFORNIA 591,268,374
COLORADO - 4.5%
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 979,412
2,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 1,976,187
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 499,416
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 2,060,456
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,307,007
575,000 (c) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 585,153
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 398,611
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 1,005,597
9,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 8,738,103
1,780,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,888,700
2,450,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 2,593,270
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 2,067,205

Portfolio of Investments September 30, 2025
(continued)
All-American
8
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350% 08/01/43 $ 3,044,375
6,680,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 6,940,830
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 1,400,404
25,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 22,429,625
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4 .000 08/01/39 2,489,299
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,337,111
3,265,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/50 3,280,333
1,385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 1,386,077
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,731,620
1,000,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 986,421
1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 964,350
8,125,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 5,129,478
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/28 3,007,635
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 5,067,774
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 18,026
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 345,481
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 16,239
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 19,455
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 9,416,433
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 1,315,805
845,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 853,998
2,900,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 2,897,413
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 1,899,348
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 984,034
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 1,738,561
20,250,000 (e) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 18,092,855

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5 .000% 12/01/45 $ 619,579
4,250,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 4,249,589
1,125,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 1,076,158
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 521,810
2,468,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 2,422,913
1,810,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,894,294
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 3,725,569
2,410,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 2,254,438
3,555,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 3,474,471
2,600,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,601,445
3,450,000 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 3,230,705
500,000 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/40 490,350
1,000,000 (c),(f) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 692,444
1,500,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 1,525,083
3,611,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 2,784,086
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 495,760
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 1,949,477
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 4,701,651
7,740,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 4,959,263
2,200,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 2,138,405
3,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,293,534
TOTAL COLORADO 167,993,121

Portfolio of Investments September 30, 2025
(continued)
All-American
10
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.5%
$ 2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000% 07/01/36 $ 2,511,652
5,630,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/38 5,555,471
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 5,033,511
2,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/36 2,557,411
2,550,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/39 2,577,123
TOTAL CONNECTICUT 18,235,168
DELAWARE - 0.3%
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 8,260,926
1,000,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 1,009,288
1,340,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .650 07/01/49 1,327,063
TOTAL DELAWARE 10,597,277
DISTRICT OF COLUMBIA - 0.6%
7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5 .000 06/01/50 6,483,684
1,500,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/37 1,500,023
2,890,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/53 2,463,618
3,745,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/31 3,109,937
8,570,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Green Series 2023A
5 .250 07/15/53 8,953,033
TOTAL DISTRICT OF COLUMBIA 22,510,295
FLORIDA - 7.1%
1,885,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/28 1,887,033
345,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 345,285
8,605,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5 .000 09/01/44 8,778,741
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4 .000 09/01/38 3,400,027
245,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 231,723
7,910,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 6,930,916
3,470,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/55 2,986,928
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4 .750 07/01/40 1,051,580
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 910,644
565,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 539,533
610,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/49 543,078

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,290,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125% 08/15/39 $ 2,179,525
1,100,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 1,006,571
7,000,000 Central Florida Expressway Authority, Revenue Bonds, Senior
Lien Series 2019B
5 .000 07/01/49 7,091,913
300,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5 .000 05/01/26 302,816
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 1,213,800
1,500,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 1,500,205
315,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 270,216
20,050,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 12,506,187
6,100,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 6,005,263
8,230,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/53 8,049,415
25,125,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 21,405,852
1,270,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,224,866
12,020,000 Halifax Hospital Medical Center, Daytona Beach, Florida,
Hospital Revenue Bonds, Series 2024
5 .250 06/01/54 12,339,231
26,155,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 22,795,584
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/37 1,013,561
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/38 1,042,478
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/39 1,567,486
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/40 2,034,466
250,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 250,142
785,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 785,548
1,375,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 1,366,347
2,375,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 2,496,392
5,025,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 5,227,865

Portfolio of Investments September 30, 2025
(continued)
All-American
12
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,205,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000% 02/01/44 $ 2,286,559
6,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 6,819,954
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 12,209,688
5,025,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .250 10/01/52 5,091,888
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 1,818,348
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/45 10,334,272
345,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 350,960
255,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 253,835
595,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 597,772
1,950,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 2,103,244
2,400,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 2,563,041
2,460,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 2,609,057
1,935,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 2,040,401
3,000,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 3,152,283
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 5,167,496
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 5,072,844
1,685,000 School Board of Lee County, Florida, Certificates of
Participation, Series 2023A
5 .000 08/01/38 1,829,630
4,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .250 11/15/39 4,364,368
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 919,255
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 2,425,884
4,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4 .000 08/15/42 4,126,724
18,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 18,734,699
2,965,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/42 3,012,900
2,030,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/37 2,215,820
1,200,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 1,290,140
2,215,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/40 2,360,668
1,000,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 1,079,187

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,250,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250% 03/01/42 $ 2,409,011
2,640,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4 .000 05/01/40 2,517,676
13,000,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 13,000,239
TOTAL FLORIDA 264,039,060
GEORGIA - 1.3%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,324,699
1,650,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,676,440
2,500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,425,000
1,000,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 570,000
8,335,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 8,601,219
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 5,142,524
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/28 1,064,253
17,600,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,710,773
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/39 4,328,743
615,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/40 646,971
2,735,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 2,686,666
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 1,001,813
TOTAL GEORGIA 48,179,101
GUAM - 0.1%
1,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 1,365,660
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/39 1,075,341
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/40 800,387
1,055,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/41 1,121,628
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .500 07/01/45 1,060,065
TOTAL GUAM 5,423,081
HAWAII - 0.0%
1,400,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,419,822
TOTAL HAWAII 1,419,822

Portfolio of Investments September 30, 2025
(continued)
All-American
14
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 425,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875% 09/01/53 $ 433,472
1,000,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 1,000,846
1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,396,837
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/36 4,338,522
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4 .000 07/15/38 1,292,740
2,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5 .000 12/01/38 1,996,715
2,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,517,525
2,610,000 (g) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 2,595,406
TOTAL IDAHO 15,572,063
ILLINOIS - 9.0%
67,800,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 68,739,488
2,125,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/35 2,307,324
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/37 1,332,169
1,600,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .000 04/01/38 1,665,503
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/39 1,050,104
1,960,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/42 2,044,302
625,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues Series 2012A
5 .000 12/01/42 590,235
1,215,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C
5 .250 12/01/39 1,208,265
10,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .000 12/01/34 10,220,156
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 1,273,675
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 1,974,052
8,805,000 (g) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 8,977,374
705,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/35 705,887
2,175,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 2,175,007
6,000,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5 .000 01/01/30 6,325,996
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 5,463,349
1,700,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/32 1,872,822
1,600,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/33 1,772,181
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 482,770
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,742,162
1,450,000 (h) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 1,480,631

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000% 02/15/41 $ 4,772
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/42 656,847
220,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 225,276
855,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 865,412
760,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .125 10/01/50 769,727
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 10,854,946
12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 12,535,532
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,717,057
20,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4 .000 11/15/39 18,967
1,965,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 2,101,602
1,720,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,815,375
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4 .000 08/15/41 13,794,356
450,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5 .250 04/01/49 471,790
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 7,349,807
10,105,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 10,252,939
4,725,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/48 4,785,489
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 3,710,188
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,487,996
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 4,211,328
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,094,109
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,641,520
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 1,654,838
2,760,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 2,839,064
11,625,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 12,161,325
3,000,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 3,135,729
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5 .000 10/01/28 2,132,626
27,690,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/37 30,081,231
6,570,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/39 7,009,061
14,185,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/46 14,715,499
7,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 6,912,067
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/42 1,379,006
1,225,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 1,200,976
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 6,781,926
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 14,193,839

Portfolio of Investments September 30, 2025
(continued)
All-American
16
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,838,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000% 03/01/34 $ 1,839,945
3,045,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6 .000 07/01/27 3,165,679
TOTAL ILLINOIS 334,971,298
INDIANA - 1.9%
2,000,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,772,088
3,150,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
5 .000 11/01/43 3,198,959
825,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 758,587
5,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rose Hulman Institute Of Technology Project, Series
2018
4 .000 06/01/44 4,649,471
1,640,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 1,540,134
2,790,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 2,163,766
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/32 900,625
780,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/33 881,717
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/34 906,276
4,200,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .500 10/01/55 4,485,254
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/41 10,440,746
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 4,898,084
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 3,532,299
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 8,814,930
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,895,204
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,148,225
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/58 3,286,229
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .250 03/01/67 3,097,781
8,435,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 8,998,833
TOTAL INDIANA 69,369,208

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.0%
$ 2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750% 08/01/42 $ 1,980,347
25,575,000 (h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 29,462,254
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 203,620
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 236,129
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/49 1,410,919
2,600,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .125 05/15/59 2,434,854
TOTAL IOWA 35,728,123
KANSAS - 0.1%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,428,383
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 1,168,034
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,196,462
TOTAL KANSAS 3,792,879
KENTUCKY - 1.2%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 5,517,560
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 2,584,353
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 2,613,035
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 6,617,274
8,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 8,577,897
1,880,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/26 1,882,163
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,102,022
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 5,658,269
3,885,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/30 3,960,402
1,850,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/31 1,883,412
5,415,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2020A - BAM Insured
3 .000 10/01/43 4,387,808
TOTAL KENTUCKY 45,784,195

Portfolio of Investments September 30, 2025
(continued)
All-American
18
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.7%
$ 1,600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000% 12/15/34 $ 1,630,543
1,350,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,368,631
3,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 3,735,299
10,315,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 10,594,267
7,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 6,667,100
1,100,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 944,168
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 543,151
1,650,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 1,642,039
TOTAL LOUISIANA 27,125,198
MAINE - 0.3%
725,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 714,541
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 4,321,507
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/45 4,539,847
1,420,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .300 11/15/46 970,749
TOTAL MAINE 10,546,644
MARYLAND - 1.0%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 10,004,097
665,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 631,231
1,000,000 (c) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,033,054
17,255,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 18,000,535
8,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5 .000 08/15/42 8,501,777
TOTAL MARYLAND 38,170,694
MASSACHUSETTS - 1.9%
2,500,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/43 2,688,441
1,880,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/44 2,010,178
2,730,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/45 2,908,886
3,613,640 (c),(e) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 971,568

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000% 07/01/35 $ 1,209,603
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/37 5,619,584
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 3,497,727
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 1,495,146
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4 .000 07/01/47 3,821,869
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/37 5,470,964
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 5,160,046
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/43 5,085,149
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 1,404,326
16,140,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 16,323,639
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/39 4,804,821
2,250,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/36 2,632,285
2,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/37 2,335,177
2,500,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/38 2,911,527
TOTAL MASSACHUSETTS 70,350,972
MICHIGAN - 1.8%
3,585,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/48 3,709,479
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 1,454,562
3,360,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/55 3,619,406
12,240,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5 .000 07/01/48 12,437,649
3,250,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/53 3,416,154
2,285,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 2,454,967
2,270,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 2,432,811
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/48 3,295,034
2,890,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 3,050,224
1,430,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
4 .000 11/15/46 1,279,184
1,260,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/38 1,379,569
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/39 1,086,276
1,090,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/40 1,175,355

Portfolio of Investments September 30, 2025
(continued)
All-American
20
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,800,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000% 07/01/43 $ 1,886,017
1,400,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/44 1,456,221
2,360,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 2,496,004
2,545,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/44 2,676,468
1,115,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A
4 .100 12/01/39 1,101,528
2,725,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .500 12/01/44 2,702,315
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,250,785
4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 4,006,159
2,455,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250 05/01/55 2,576,816
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .000 12/01/33 1,721,565
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/41 1,837,821
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/43 1,463,551
TOTAL MICHIGAN 65,965,920
MINNESOTA - 1.5%
150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 145,036
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 230,978
2,805,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 2,567,682
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 2,735,004
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 2,973,215
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/56 9,142,016
11,605,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/54 11,954,077
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 418,327
1,580,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 1,579,991
16,825,000 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 16,117,238
2,500,000 (h) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/27 2,506,972

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 235,000 (h) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000% 11/15/44 $ 235,656
725,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 678,573
1,525,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 1,400,222
1,780,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,659,535
TOTAL MINNESOTA 54,344,522
MISSISSIPPI - 0.3%
4,500,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/48 4,959,585
6,200,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/53 6,760,398
TOTAL MISSISSIPPI 11,719,983
MISSOURI - 1.7%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5 .250 07/01/27 3,332,655
5,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/39 5,106,284
1,650,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 1,522,689
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4 .000 05/15/39 1,982,341
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 15,104,702
2,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,619,309
8,025,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 8,230,179
5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/31 4,100,217
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/32 5,490,901
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/33 4,684,327
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/34 5,003,110
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/35 4,070,031
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/36 1,281,398
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 270,480
1,259,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 440,650
TOTAL MISSOURI 63,239,273

Portfolio of Investments September 30, 2025
(continued)
All-American
22
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.1%
$ 1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000% 07/01/43 $ 1,937,579
TOTAL MONTANA 1,937,579
NEBRASKA - 0.9%
7,500,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 7,975,985
6,500,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .550 09/01/44 6,510,265
17,500,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 17,518,543
TOTAL NEBRASKA 32,004,793
NEVADA - 0.1%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 1,122,185
4,359,392 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 44
3,900,000 (c) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500 01/01/65 3,565,847
TOTAL NEVADA 4,688,076
NEW HAMPSHIRE - 0.8%
4,384,311 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 4,072,915
4,340,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 3,915,421
12,405,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 12,484,505
12,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 10,263,276
TOTAL NEW HAMPSHIRE 30,736,117
NEW JERSEY - 1.5%
9,090,000 (h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .500 06/15/29 9,418,090
2,255,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 2,258,997
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/37 1,092,584
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/39 1,963,504
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/41 2,117,961
1,265,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/43 1,319,239
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/38 1,145,580
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/41 3,578,711
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 4,502,999
3,955,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5 .250 06/15/43 4,065,526
5,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/44 5,598,692
4,000,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5 .000 06/15/50 4,329,815
3,175,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A
- AGM Insured
5 .250 01/01/26 3,195,576

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 9,185,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250% 01/01/50 $ 9,843,582
TOTAL NEW JERSEY 54,430,856
NEW MEXICO - 0.0%
990,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .350 07/01/51 603,674
TOTAL NEW MEXICO 603,674
NEW YORK - 8.9%
1,835,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 1,861,492
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 2,653,158
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5 .000 06/01/35 254,476
1,790,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 1,702,381
4,800,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,171,840
1,260,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,167,396
3,035,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,442,742
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 8,144,390
100,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 99,945
300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/36 291,498
1,415,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/37 1,583,499
770,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 853,567
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/40 1,090,052
1,520,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 1,534,259
7,395,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 7,515,189
8,535,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4 .000 07/01/41 8,018,406
405,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 405,539
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .570 02/01/41 1,201,258
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 1,341,588
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 963,878
455,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 442,131

Portfolio of Investments September 30, 2025
(continued)
All-American
24
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450% 02/01/41 $ 748,652
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 1,194,629
6,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/41 6,529,963
11,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250 11/15/55 11,219,166
1,600,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4 .550 11/01/44 1,600,717
2,350,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 2,370,661
3,040,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .650 11/01/49 3,055,230
1,585,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 1,607,027
750,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 774,135
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 673,970
3,000,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,920,000
1,000,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 640,000
15,685,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 16,000,568
1,455,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/41 1,553,794
2,570,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/42 2,725,662
1,250,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/43 1,319,895
3,480,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/45 3,644,076
4,590,000 (g) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 258, (UB)
4 .450 10/01/44 4,549,688
5,505,000 (g) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .600 10/01/49 5,411,757
4,675,000 (g) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .650 10/01/54 4,665,358
8,005,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/42 8,529,084
9,570,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/44 10,067,161
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/36 7,998,262
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 25,923,673
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 3,182,376

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250% 01/01/50 $ 8,044,639
2,520,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,616,612
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 9,647,918
21,455,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 21,827,744
2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/38 2,121,537
780,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/42 811,138
3,220,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 3,357,123
6,585,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 6,591,519
12,640,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 12,524,345
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 1,040,683
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/32 10,278,644
14,690,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/35 15,353,759
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 4,043,548
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 6,818,805
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 11,463,103
2,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/39 2,391,637
7,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/40 8,155,628
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .000 11/15/41 10,721,875
6,465,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/42 7,058,389

Portfolio of Investments September 30, 2025
(continued)
All-American
26
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,050,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding
Senior Lien Green Climate Bond Certified Series 2023C
5 .000% 11/15/43 $ 2,166,765
2,670,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .250 12/01/54 2,815,809
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,395,329
1,760,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,764,071
TOTAL NEW YORK 331,654,808
NORTH CAROLINA - 0.0%
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 822,195
TOTAL NORTH CAROLINA 822,195
NORTH DAKOTA - 0.4%
10,770,000 (g) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .550 07/01/44 10,747,785
4,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 3,966,737
TOTAL NORTH DAKOTA 14,714,522
OHIO - 1.0%
5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/40 5,024,570
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,406,841
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 1,589,867
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 3,711,406
2,240,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/52 2,081,350
2,625,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/41 2,750,379
1,500,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 1,555,496
1,475,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,490,443
3,350,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 3,408,777
5,000,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,582,023
985,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 981,931
2,060,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 2,039,794
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,749,447
3,080,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/45 3,281,377
TOTAL OHIO 37,653,701

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 0.7%
$ 1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds,
Junior Lien Thirty-Third Series 2018, (AMT)
5 .000% 07/01/47 $ 1,473,697
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 8,987,963
14,595,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 14,646,913
1,280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,282,827
TOTAL OKLAHOMA 26,391,400
OREGON - 0.2%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 2,908,473
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5 .150 07/01/42 177,510
4,100,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,099,972
TOTAL OREGON 7,185,955
PENNSYLVANIA - 4.7%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 315,088
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/36 1,097,239
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/37 1,088,409
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/38 1,079,603
1,250,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/40 1,323,310
2,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .500 01/01/41 2,154,230
2,155,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 2,108,892
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - AGM Insured
3 .000 08/15/53 6,327,433
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 4,065,881
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4 .000 12/01/51 5,854,041
520,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 519,957
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,130,023
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Garden Spot Village Project Series
2024A
5 .000 05/01/44 1,207,891
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/36 3,956,454
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,512,846

Portfolio of Investments September 30, 2025
(continued)
All-American
28
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000% 09/01/37 $ 1,953,835
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2016A
4 .000 08/15/34 8,774,782
2,410,000 (c),(e),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 241
2,410,000 (c),(e),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 1,650,355
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,007,990
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/40 5,233,900
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
6 .000 06/30/61 5,249,801
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 3,761,853
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 3,621,955
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 2,994,603
7,130,000 (g),(j) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 7,423,576
6,780,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 6,720,478
2,730,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,687,614
1,310,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 1,290,451
4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 4,526,493
4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 4,563,961
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 15,323,577
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 25,714,826
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3 .000 12/01/42 1,219,857
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 2,607,287
2,250,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/37 2,338,467
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
4 .000 05/01/42 612,423
2,230,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 2,051,283
2,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/29 2,047,301

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 7,450,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000% 07/01/30 $ 7,619,960
1,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,020,719
3,315,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/33 3,396,734
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5 .000 07/01/33 2,635,142
TOTAL PENNSYLVANIA 173,791,002
PUERTO RICO - 1.9%
2,000,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,803,435
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 7,006,876
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 29,808,355
15,339,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 14,826,572
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 978,068
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 13,774,450
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,482,393
TOTAL PUERTO RICO 72,680,149
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/48 1,573,917
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 1,756,502
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,859,336
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,531,781
TOTAL SOUTH CAROLINA 9,721,536
SOUTH DAKOTA - 0.0%
400,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 400,743
510,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 511,125
TOTAL SOUTH DAKOTA 911,868
TENNESSEE - 2.5%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .625 06/01/35 2,215,328
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/49 4,167,974
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3 .500 04/01/42 424,720
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 4,304,905
4,755,000 Hendersonville Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Hickory Pointe Poject,
Series 2010
4 .875 12/01/25 4,769,589

Portfolio of Investments September 30, 2025
(continued)
All-American
30
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 145,000 (h) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A, (Pre-
refunded 10/01/28)
5 .000% 04/01/41 $ 155,572
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A
5 .000 04/01/41 2,778,002
9,570,000 (h) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5 .250 07/01/28 9,873,839
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
4 .000 04/01/36 1,838,688
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 312,400
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/36 3,004,518
14,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 14,099,537
100,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 93,682
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/38 3,193,280
2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/39 2,703,593
1,320,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/42 1,370,786
2,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/43 2,062,918
515,000 (c) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 473,146
3,965,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 3,982,372
385,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2017A
5 .000 07/01/48 385,367
10,805,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/28 11,434,667
11,625,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 13,049,391
360,000 (c) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
4 .500 06/01/28 364,290
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,133,707
5,090,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 5,186,122
500,000 West Knox Utility District of Knox County, Tennessee, Water
and Sewer Revenue Bonds, Refunding & Improvement Series
2016
5 .000 06/01/41 500,139
TOTAL TENNESSEE 94,878,532

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 7.8%
$ 4,665,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000% 09/01/40 $ 5,164,836
2,540,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/41 2,782,784
4,500,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/42 4,881,375
3,500,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/43 3,770,491
3,115,000 (d) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/45 3,329,812
2,250,000 (d) Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/42 2,440,688
2,500,000 (d) Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/44 2,679,747
2,500,000 (d) Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/45 2,672,401
400,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 387,961
1,700,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625 09/01/45 1,673,019
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,656,955
8,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 8,779,222
10,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 10,836,697
5,500,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2014A
4 .250 12/01/34 5,500,445
300,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750 06/15/44 281,513
1,000,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 1,019,752
700,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 714,235
7,055,000 DeSoto Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 08/15/38 7,787,142
7,220,000 DeSoto Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 08/15/39 7,906,207
8,555,000 DeSoto Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 08/15/42 9,127,582
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment
Zone 1, Subordinate Lien Series 2021A - BAM Insured
4 .000 07/15/40 2,898,761
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,977,750
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/33 874,960
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .000 08/01/35 1,265,012
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/37 1,065,785
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/38 840,195
700,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/37 820,953
445,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/38 516,643
1,775,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/39 1,965,344

Portfolio of Investments September 30, 2025
(continued)
All-American
32
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,900,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000% 02/15/40 $ 2,075,348
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/41 2,703,506
2,350,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/42 2,517,308
3,000,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/43 3,192,469
2,385,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/44 2,524,011
10,000,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 9,204,927
1,310,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/39 1,434,675
2,600,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/40 2,814,528
2,660,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/41 2,851,586
2,705,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/42 2,875,993
2,250,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/44 2,365,546
2,000,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/45 2,096,548
8,585,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/33 8,372,453
2,500,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/39 2,713,585
2,255,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 2,451,410
1,340,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/37 1,447,653
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,234,706
1,220,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/39 1,300,370
2,560,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 2,563,698
335,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 335,445
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 1,363,191

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000% 08/15/35 $ 1,282,989
3,300,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 3,301,419
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/46 526,303
805,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/51 612,275
570,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 468,266
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5 .500 01/01/43 739,112
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4 .100 04/01/34 6,625,965
10,000,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 9,285,083
10,880,000 (h) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 13,233,542
2,000,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/43 2,116,780
1,500,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/44 1,578,035
7,205,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 7,587,740
1,000,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .125 09/15/45 1,024,097
620,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 633,347
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 965,245
555,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 526,782
535,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 535,167
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,804,912
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 375,447
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 667,510
500,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 08/15/39 552,401

Portfolio of Investments September 30, 2025
(continued)
All-American
34
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,000,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000% 08/15/40 $ 4,375,083
2,395,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 08/15/41 2,592,380
4,450,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .000 08/15/40 4,894,155
4,230,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/42 4,680,217
3,825,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/43 4,203,273
6,760,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/45 7,354,560
3,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 3,023,032
10,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/37 11,082,607
4,520,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/38 4,971,234
3,900,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/39 4,259,565
4,900,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/40 5,313,394
1,750,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/37 1,853,480
1,360,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 1,428,837
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,049,621
580,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 598,504
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 4,917,853
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/37 1,637,870
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,693,102
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,240,490
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/39 1,421,171
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 3,458,842

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000% 02/01/49 $ 5,234,658
TOTAL TEXAS 291,783,568
UTAH - 1.3%
500,000 (c) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625 12/01/54 500,280
740,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 741,988
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,011,666
3,500,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/41 3,104,841
2,600,000 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 2,009,372
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/42 19,180,929
13,165,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A, (AMT)
5 .000 07/01/37 13,484,337
1,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/41 1,791,433
1,750,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .450 01/01/44 1,734,970
3,365,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 3,333,905
635,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 635,906
1,000,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 1,013,591
TOTAL UTAH 48,543,218
VIRGIN ISLANDS - 0.1%
1,100,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,119,948
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/29 1,060,003
1,655,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/31 1,791,055
1,250,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/44 1,291,494
TOTAL VIRGIN ISLANDS 5,262,500
VIRGINIA - 1.6%
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5 .000 07/01/53 6,513,143
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 3,414,806
5,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2022A
5 .000 02/01/40 5,368,790
10,000,000 (g) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4 .450 09/01/44 10,036,146
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .000 07/01/42 2,211,406
2,000,000 (c) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 1,609,780

Portfolio of Investments September 30, 2025
(continued)
All-American
36
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,500,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .250% 06/15/50 $ 3,643,887
2,600,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .250 06/15/55 2,689,670
2,180,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 2,151,549
13,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 12,936,627
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/40 3,864,887
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/45 5,044,797
TOTAL VIRGINIA 59,485,488
WASHINGTON - 2.5%
5,500,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
5 .000 12/01/38 5,499,259
4,735,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/43 4,918,054
4,795,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 4,963,496
5,510,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 5,693,842
3,320,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 3,430,743
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 5,742,314
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/32 4,048,752
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 1,124,926
1,400,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/40 1,550,633
1,700,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/41 1,858,366
2,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/42 2,164,273
1,150,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/43 1,235,725
1,100,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/44 1,175,035
1,500,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/45 1,596,566
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 3,243,160
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 2,961,104
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/33 3,148,004
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 3,527,571
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/35 2,728,160
1,155,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/41 1,057,661

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000% 07/01/46 $ 1,720,944
3,805,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/51 3,159,395
2,240,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 2,036,988
13,951,157 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 12,971,682
4,540,000 Washington State, General Obligation Bonds, Various Purpose
Series 2022A
5 .000 08/01/44 4,745,324
6,635,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/43 6,990,966
TOTAL WASHINGTON 93,292,943
WEST VIRGINIA - 0.2%
550,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 573,987
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,581,563
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/38 1,944,579
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/39 1,071,139
1,715,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/41 1,806,983
TOTAL WEST VIRGINIA 6,978,251
WISCONSIN - 4.4%
1,745,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5 .000 02/01/36 1,748,355
815,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5 .000 06/15/40 796,459
200,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 169,934
720,000 (c),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 731,080
1,430,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 1,123,288
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .250 06/15/54 1,091,355
10,952 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 338
9,573 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 277
9,420 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 255
9,114 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 228
8,961 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 211

Portfolio of Investments September 30, 2025
(continued)
All-American
38
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,641 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/52 $ 254
11,488 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 236
11,105 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 214
10,876 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 197
10,646 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 182
579,414 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 421,562
11,795 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 189
11,488 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 174
11,182 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 160
10,952 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 147
10,799 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 136
10,493 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 124
10,263 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 115
10,033 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 107
9,880 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 98
10,646 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 98
128,214 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 1,066
26,928 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 903
26,549 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 819
26,359 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 764
26,169 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 710

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 25,790 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/50 $ 646
28,255 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 666
714,815 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 486,425
28,066 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 612
27,687 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 569
27,497 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 529
27,118 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 491
26,738 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 458
26,549 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 426
26,169 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 396
25,980 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 372
25,790 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 345
25,411 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 319
25,221 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 299
24,842 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 278
24,652 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 262
24,463 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 243
24,083 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 221
313,660 (c),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 2,608
2,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/54 1,697,798
5,730,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/59 4,749,236
1,650,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7 .000 08/01/43 1,651,206

Portfolio of Investments September 30, 2025
(continued)
All-American
40
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000% 02/01/64 $ 1,888,388
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 3,718,493
14,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .750 12/01/42 11,200,000
5,000,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 5,151,941
2,735,000 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 1,641,000
2,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 2,289,665
1,360,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 612,000
4,065,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,829,250
1,000,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 500
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 4,246,594
10,050,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/38 10,049,366
3,360,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 3,255,875
2,900,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 2,755,801
7,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 7,009,084
3,525,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 3,547,658
1,465,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,476,587
15,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 15,434,488
11,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 11,478,115
6,495,000 (h) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 1,694,601
27,005,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 4,806,669
18,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/32 18,043,461
7,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 7,098,233
650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 668,400
1,880,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .250 10/01/39 1,879,973
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .375 10/01/44 967,152
3,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .500 10/01/49 3,352,335

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000% 04/01/39 $ 5,813,098
2,980,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5 .000 07/01/34 2,981,238
2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
4 .350 07/01/36 2,086,251
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/34 4,926,858
4,435,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/44 3,777,612
4,225,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .250 12/01/49 3,606,315
TOTAL WISCONSIN 163,971,441
TOTAL MUNICIPAL BONDS
(Cost $3,781,235,754) 3,774,212,377
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 32
CAPITAL GOODS - 0.0%
321,690 (e),(i) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $3,799,235,194) 3,791,663,409
BORROWINGS - (0.4)% (k) (13,130,119)
FLOATING RATE OBLIGATIONS - (3.3)% (122,385,000)
OTHER ASSETS & LIABILITIES, NET -  1.9% 68,083,095
NET ASSETS - 100% $ 3,724,231,385
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $390,365,990 or 10.3% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(k) Borrowings as a percentage of Total Investments is 0.3%.

Portfolio of Investments September 30, 2025
Intermediate Duration
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.5%
8,725,500 EXCHANGE-TRADED FUNDS - 0.1% 8,725,500
350,000 (a),(b) Nuveen Municipal Income ETF $ 8,725,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,602,500) 8,725,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.5% –
$ 3,487,513 (c),(d) Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Guaranteed Structured Pass Through
Class A Series 2024ML-023, Series 2024 ML23
4 .700% 04/25/42 3,536,707
13,002,545 Federal Home Loan Mortgage Corporation, Notes, Series 2023
23-ML15
4 .140 01/25/40 12,778,445
4,589,318 Federal Home Loan Mortgage Corporation, Notes, Series 2022
M068
3 .150 10/15/36 4,082,497
4,956,884 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, Series 2021 21-ML08
1 .877 07/25/37 4,033,656
7,857,921 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, Series 2021 ML10
2 .032 01/25/38 6,358,522
4,702,517 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, Series 2024 ML22
4 .685 10/25/40 4,830,550
4,414,295 (c) FRETE 2025-ML30 Trust, Series 2025 ML30 4 .783 07/25/42 4,550,514
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,664,964) 40,170,891
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7984295569 MUNICIPAL BONDS - 96.9% 7984295569
ALABAMA - 2.5%
1,860,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 1,871,333
3,530,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .550 10/01/44 3,536,808
1,360,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 1,348,060
4,175,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 4,095,601
1,500,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
4 .800 10/01/40 1,546,309
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/31 7,855,019
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 5,094,658
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5 .000 07/01/37 2,957,408
3,765,000 (e) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Pre-refunded 12/01/25),
(Mandatory Put 12/01/25)
4 .000 12/01/49 3,777,704
6,815,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 6,969,135
3,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 3,200,551
4,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 4,425,281
2,725,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,958,974
12,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 12,488,863
9,900,000 (f) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
1 .000 12/01/55 10,850,823
4,930,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4 .000 07/01/52 5,017,907

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250% 12/01/53 $ 5,447,387
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/26 1,062,123
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/28 1,057,726
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/30 1,092,094
5,915,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 5,927,212
2,540,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,351,281
2,235,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 09/01/25 670,500
1,725,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/26 517,500
2,060,000 Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 2,072,845
5,675,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5 .000 08/01/54 6,151,167
1,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,084,732
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,548,766
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 10,252,143
1,820,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,977,109
15,010,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 15,754,601
4,025,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025C, (Mandatory Put
2/01/31)
5 .000 05/01/55 4,348,691
21,395,000 Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 23,350,991
6,075,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 6,691,060
5,345,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 5,647,236
3,500,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,743,647
4,250,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,239,803
10,000,000 West Jefferson, Alabama, Industrial Development Board
Pollution Control Revenue Bonds, Alabama Power Company,
Refunding Series 1998, (Mandatory Put 1/21/09)
3 .650 06/01/28 10,185,165
TOTAL ALABAMA 202,168,213

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
44
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.2%
$ 5,015,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4 .000% 12/01/41 $ 4,908,688
4,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/39 4,307,162
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .350 12/01/39 1,544,439
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,652,196
TOTAL ALASKA 12,412,485
ARIZONA - 1.1%
1,030,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5 .000 08/01/26 1,050,990
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .500 04/01/44 2,976,727
1,140,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .000 10/01/45 1,169,130
16,915,000 (e) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 17,799,817
2,330,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,345,003
2,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 2,052,685
22,840,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 23,231,308
775,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4 .000 05/15/26 780,980
1,000,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement,
Project 2024, Series 2024A
5 .000 07/01/42 1,068,463
1,875,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 1,897,249
890,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 783,799
1,950,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,967,880
460,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5 .000 09/01/27 480,356
2,080,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3 .600 02/01/40 1,878,381
1,500,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023, Series 2025A
5 .000 07/01/30 1,674,809
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 4 .000 07/01/44 957,127
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/26 3,692,291
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/27 4,409,719
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/28 4,246,987
705,000 Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D
5 .000 07/01/37 777,674

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000% 07/01/36 $ 1,350,327
1,160,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/34 1,342,400
835,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/34 966,297
1,250,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/36 1,431,103
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 1,349,314
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 1,203,195
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/35 1,170,830
5,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/36 5,792,088
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/41 1,094,109
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/42 1,084,178
TOTAL ARIZONA 92,025,216
ARKANSAS - 0.8%
3,140,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 3,139,322
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,183,362
14,355,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 13,772,141
1,785,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 1,726,298
11,415,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 11,755,838
165,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .100 07/01/39 163,866
1,220,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .450 07/01/44 1,209,815
2,750,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025A
4 .600 07/01/45 2,743,434
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/37 672,498
620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/38 678,201
670,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/39 727,187
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/40 757,334
2,305,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/29 2,188,181
2,500,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/30 2,337,573
2,905,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/31 2,661,027

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
46
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 325,000 Little Rock, Arkansas, General Obligation Bonds, Capital
Improvement Series 2022A
3 .875% 02/01/43 $ 324,588
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/26 1,612,563
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/28 1,504,425
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/29 1,940,676
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/30 1,007,931
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/34 4,608,176
855,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/25 856,404
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/27 716,106
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/34 1,327,409
1,265,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/35 1,342,984
1,000,000 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Refunding Series 2025
5 .000 09/01/32 1,142,545
TOTAL ARKANSAS 62,099,884
CALIFORNIA - 4.2%
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 5,336,908
5,170,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 5,663,958
12,370,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 13,106,791
11,020,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 11,887,043
9,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 9,887,096
8,860,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 9,890,793
7,550,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 8,108,930
12,800,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 13,775,844
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 1,534,924
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/32 1,388,652
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/33 668,383
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/34 350,132
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/36 2,154,401

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/38 $ 2,887,098
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/40 1,484,431
5,975,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5 .000 03/01/55 7,044,538
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,219,826
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/36 1,358,310
14,162,959 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3 .750 03/25/35 14,264,782
2,788,302 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 2,661,279
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3 .250 08/01/29 4,201,882
6,700,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 6,713,344
1,090,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/36 1,275,264
1,010,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/37 1,164,954
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 5,811,646
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/33 4,093,063
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 5,092,266
1,800,000 (c) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 1/15/26)
3 .850 07/01/51 1,799,232
2,600,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2004, (AMT),
(Mandatory Put 12/01/25)
4 .100 12/01/44 2,601,213
2,590,000 (d) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/34 2,822,071
2,500,000 (d) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/35 2,699,398
2,500,000 (d) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/36 2,673,811
5,130,000 (c),(d) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 5,126,466
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,055,593
12,330,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3 .000 11/01/25 12,327,742
320,000 California State University, Systemwide Revenue Bonds, Series
2025A
4 .625 11/01/56 326,239
2,120,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 2,292,914
15,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/30 16,825,731

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
48
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,425,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250% 12/01/29 $ 5,430,769
1,500,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,519,400
2,695,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/31 2,721,072
4,200,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 4,215,869
6,180,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 6,182,318
885,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/28 914,253
2,530,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 2,586,596
3,790,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/38 3,837,017
4,900,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 5,369,297
6,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-1
3 .000 06/01/48 4,256,947
6,605,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 5,061,420
4,070,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2 .650 12/01/46 3,397,508
5,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 3,434,382
1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/33 1,488,596
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/34 2,285,297
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 821,701
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,071,850
1,315,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0 .000 08/01/26 1,286,867
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0 .000 08/01/27 1,930,400
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A
5 .000 07/01/28 5,265,749
2,340,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5 .000 07/01/26 2,388,262
8,915,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 9,086,936
7,500,000 Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 8,732,875

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,830,000 Mount Diablo Unified School District, Contra Costa County,
California, General Obligation Bonds, Election of 2018 Series
2025C
5 .000% 08/01/38 $ 2,103,325
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 5,909,882
9,635,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .125 11/01/29 10,196,109
7,670,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .125 11/01/29 8,116,175
1,020,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax,
Series 2025
5 .000 02/15/35 1,221,832
8,040,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 8,520,518
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/34 4,079,690
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/34 1,552,732
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/36 1,325,906
1,165,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/45 435,441
6,100,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/46 2,139,739
7,200,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/47 2,373,936
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5 .000 05/01/27 5,173,082
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/29 3,214,065
1,730,000 Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
0 .000 08/01/43 749,316
3,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 3,073,533
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .250 07/01/27 1,449,148
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .500 07/01/28 1,434,481
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .750 07/01/29 1,355,134
TOTAL CALIFORNIA 349,286,373
COLORADO - 2.5%
6,185,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/37 7,361,961
5,695,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 6,706,622
3,810,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 4,448,541
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 2,558,366
1,600,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,567,059
3,015,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/32 3,274,427
1,250,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/33 1,352,586

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
50
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,677,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000% 12/01/29 $ 7,698,284
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4 .000 12/01/29 1,116,499
6,000,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/44 6,558,319
11,210,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4 .000 06/30/51 9,408,143
10,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3 .750 07/01/26 9,998
6,495,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 6,693,715
1,910,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/25 1,910,000
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/30 1,136,924
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3 .125 10/01/31 1,395,293
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 5,305,443
2,140,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,326,787
3,255,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018B, (Mandatory Put 11/20/25)
5 .000 11/15/48 3,264,888
4,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 4,917,582
33,615,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 33,789,401
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/40 1,874,329
405,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 411,810
14,655,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125 09/01/42 14,710,497
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/36 1,005,304
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2 .125 11/01/42 1,901,411
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 4,408,733
14,130,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 8,920,557
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,963,382
875,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 999,276
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/35 5,322,741
1,325,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,357,027
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 3,752,332
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 8,647,465
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/31 1,523,135

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/32 $ 506,998
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 653,090
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025B
5 .000 12/01/27 3,169,532
1,730,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,733,448
330,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 330,473
1,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2024A
5 .000 09/01/40 1,087,679
5,900,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,918,649
635,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 654,130
1,040,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 924,203
3,945,000 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,670,411
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/36 714,096
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/28 624,163
550,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/28 576,748
750,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/29 792,602
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/29 532,391
555,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/30 595,198
445,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/30 480,484
1,035,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 1,123,427
3,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/40 3,218,100
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 1,972,346
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,079,322
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC
Insured
3 .750 12/01/44 914,664
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .125 12/01/39 621,133
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 618,468
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,033,890
TOTAL COLORADO 209,144,482

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
52
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.7%
$ 4,985,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200% 07/01/37 $ 4,996,706
1,785,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
5 .000 07/01/33 1,874,298
4,790,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 4,852,537
10,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/35 10,086,699
700,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/26 703,793
1,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/27 1,144,136
775,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 794,819
600,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/29 619,381
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Remarketing Series 1999U
5 .000 07/01/33 5,817,563
10,275,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2014A, (Mandatory Put
2/10/26)
2 .800 07/01/48 10,267,604
10,685,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 10,615,741
5,200,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 5,581,245
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4 .000 11/15/38 1,172,774
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,833,735
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2 .850 11/15/39 1,303,050
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .750 11/15/37 4,779,204
5,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .450 05/15/38 4,224,037
3,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3 .500 11/15/45 3,024,013
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2 .350 11/15/40 3,821,330
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2 .350 11/15/40 2,080,465
10,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 7,325,108
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .100 11/15/40 8,016,637
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .300 11/15/41 16,918,851
1,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .500 11/15/45 1,033,451
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 2,027,567
2,150,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/26 2,193,455
13,885,000 (f) Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/30 15,501,247
5,400,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 5,773,896
4,060,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 4,437,745
TOTAL CONNECTICUT 142,821,087

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.2%
$ 2,535,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450% 07/01/44 $ 2,513,838
1,290,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 1,289,170
695,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/44 701,455
1,320,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 1,308,981
2,080,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 07/01/44 2,041,527
1,480,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .200 07/01/40 1,489,619
4,775,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
4 .650 07/01/40 4,849,097
1,750,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Taxable Series 2025D
4 .750 07/01/40 1,800,369
3,145,000 Delaware State, General Obligation Bonds, Series 2025 4 .125 05/01/43 3,152,740
TOTAL DELAWARE 19,146,796
DISTRICT OF COLUMBIA - 1.6%
2,905,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/30 2,905,559
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 32,793,275
18,585,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 18,172,179
3,190,000 District of Columbia, General Obligation Bonds, Series 2019A 5 .000 10/15/30 3,468,504
5,500,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/41 5,956,743
9,165,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/43 9,776,817
35,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 36,535
7,000,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5 .000 04/01/60 7,837,199
1,250,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/33 1,322,921
2,830,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/34 2,983,473
1,625,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/36 1,698,217
5,610,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/26 5,726,047
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/31 5,335,193
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,662,883
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 2,710,821
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 5,470,795
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/35 2,647,542
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,778,269
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,165,645
2,835,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5 .000 07/15/27 2,960,220

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
54
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000% 07/01/42 $ 5,084,740
TOTAL DISTRICT OF COLUMBIA 135,493,577
FLORIDA - 3.8%
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5 .000 07/01/26 11,381,299
5,000,000 Broward County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 07/01/28 5,331,055
10,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/34 10,008,725
15,135,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/35 15,146,459
5,500,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT)
5 .000 10/01/34 5,771,275
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2 .250 09/01/29 3,224,726
730,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/26 730,501
395,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/27 396,925
9,685,000 Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 10/01/32 9,700,340
7,325,000 Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 10/01/33 7,335,941
4,195,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 4,182,864
160,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 160,868
1,155,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,170,881
1,000,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 1,010,172
6,250,000 Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3 .400 09/01/50 6,250,163
4,720,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 2,944,100
22,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 18,550,059
12,715,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 10,748,995
3,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 3,039,824
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 4,890,288
30,615,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 26,083,190
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/32 1,368,464
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/33 1,902,875

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000% 04/01/34 $ 6,068,479
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/35 4,325,372
960,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3 .600 07/01/37 944,444
1,915,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4 .050 07/01/38 1,918,311
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3 .000 07/01/39 3,962,909
7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .450 07/01/44 7,546,196
1,900,000 (f) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4 .600 07/01/40 1,911,166
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 5,873,335
14,720,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/34 16,662,385
3,730,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/35 4,179,938
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .000 11/15/34 2,275,045
3,375,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 3,393,935
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three
2024A
5 .000 10/01/30 2,232,132
5,195,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 5,443,862
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000 10/01/45 3,845,333
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 5,094,521
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5 .000 07/01/27 2,178,649
7,405,000 Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 7,404,830
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,127,589
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/29 7,922,520
11,365,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/33 12,702,180
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated
Group Project Series 2023A
4 .000 08/01/36 7,440,082
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/32 4,171,819
2,015,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/34 2,086,835
1,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 1,003,643
6,190,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 6,895,849
585,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 533,084

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
56
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 315,000 (d) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000% 06/15/36 $ 295,522
425,000 (d) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/41 365,447
1,390,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,555,492
5,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/31 5,656,422
4,750,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/32 5,427,999
4,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/33 4,610,205
7,410,000 South Florida Water Management District, Certificates of
Participation, Series 2015
5 .000 10/01/33 7,468,039
1,890,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 1,338,969
1,500,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .000 05/01/34 1,506,069
TOTAL FLORIDA 310,698,596
GEORGIA - 2.3%
1,000,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 1,014,057
4,150,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/33 4,646,400
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/34 7,755,453
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/35 7,662,857
1,020,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company Vogtle Plant,
First Series 2013, (Mandatory Put 3/12/27)
3 .375 11/01/53 1,026,195
6,250,000 (f) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/32 7,145,740
1,850,000 (f) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/33 2,135,110
1,315,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .600 12/01/33 1,319,459
1,240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .850 12/01/38 1,218,998
2,940,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .050 12/01/34 2,822,625
4,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .350 12/01/39 3,630,095
8,285,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019B
2 .950 12/01/39 7,045,063
4,250,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .400 12/01/41 3,198,196
960,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4 .150 12/01/38 960,150
3,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .450 12/01/44 3,921,327
2,740,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .000 12/01/39 2,710,075
5,040,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .400 12/01/44 5,035,272
6,320,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
4 .800 12/01/40 6,469,716
5,775,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Sub Series 2015A-1
3 .700 12/01/35 5,774,980

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000% 02/01/32 $ 5,001,599
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/33 5,001,496
11,275,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 11,514,181
10,650,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,928,380
12,160,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 12,887,550
17,400,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,509,514
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 4,305,303
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 4,312,104
17,130,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 18,550,281
3,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5 .000 05/01/55 3,281,551
8,580,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 9,339,267
6,750,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/32 7,769,125
TOTAL GEORGIA 185,892,119
GUAM - 0.1%
400,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/26 405,610
450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/27 465,520
800,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/28 843,194
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/30 1,362,203
2,470,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 2,696,192
630,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/38 669,315
1,200,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/39 1,266,402
650,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/26 659,116
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/27 517,244
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/28 1,053,992
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/29 1,072,396
1,100,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/30 1,198,739
TOTAL GUAM 12,209,923
HAWAII - 0.4%
3,500,000 Hawaii County, Hawaii, General Obligation Bonds, Series
2017A
5 .000 09/01/29 3,612,772
21,210,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 18,413,281
6,515,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 6,456,040
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/30 2,214,117
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/32 2,261,751

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
58
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000% 07/01/33 $ 1,138,715
1,005,000 Hawaii State, General Obligation Bonds, Series 2017FK 5 .000 05/01/34 1,032,227
1,340,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000 07/01/37 1,532,559
TOTAL HAWAII 36,661,462
IDAHO - 0.3%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3 .750 09/01/32 309,992
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4 .000 09/01/46 1,294,087
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking
Facilities Project, Refunding Series 2021A
5 .000 09/01/51 1,231,604
110,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 120,522
1,000,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5 .000 07/01/39 974,873
895,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2019C
2 .900 07/01/39 751,979
5,080,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 01/01/44 4,999,142
11,770,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 11,046,345
TOTAL IDAHO 20,728,544
ILLINOIS - 7.4%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds,
Series 2014A
5 .000 12/01/34 4,692,263
479,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 478,139
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,025,254
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 943,139
463,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 462,168
1,391,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,389,989
1,418,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 1,418,209
29,585,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 29,977,339
1,860,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 1,890,772
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/42 992,229
1,150,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/37 1,166,753
2,700,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 2,712,371
2,930,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/32 2,983,171
1,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/33 1,012,916
1,500,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/35 1,506,892
3,930,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019B
5 .000 12/01/33 3,980,529
12,835,000 (d) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2017A
7 .000 12/01/46 13,074,501
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 6,062,691

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 6,005,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000% 01/01/37 $ 6,271,541
1,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4 .500 01/01/48 965,547
3,320,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .250 01/01/38 3,385,774
2,045,000 (e) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 2,056,423
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 5,025,839
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 8,579,996
725,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 728,683
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/27 1,126,307
1,265,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/28 1,320,719
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/29 1,588,546
1,000,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
5 .000 12/01/43 1,055,964
2,525,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
4 .250 12/01/47 2,457,915
3,450,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 3,228,187
1,150,000 DuPage County Forest Preserve District, Illinois, General
Obligation Bonds, Limited Tax Series 2025
5 .000 11/01/28 1,236,396
4,020,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/39 4,424,532
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/30 1,030,391
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/34 1,012,359
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/35 1,405,043
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/36 1,461,508
2,975,000 Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025
4 .125 12/15/45 2,865,656
1,016,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .000 03/01/26 1,016,851
1,045,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .150 03/01/27 1,046,883
4,560,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4 .000 11/01/30 4,653,863
4,965,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-3
5 .000 11/01/30 5,174,182
6,665,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 6,802,612
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H.
Lurie Children's Hospital of Chicago, Refunding Series 2017
4 .000 08/15/39 6,199,095
2,130,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5 .000 03/01/30 2,147,006
28,010,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 28,601,700
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 81,120

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
60
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 915,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000% 02/15/41 $ 934,329
2,375,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .625 02/15/32 2,412,260
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .750 02/15/34 10,173,642
70,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 71,479
1,505,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,536,792
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/31 2,680,764
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/32 1,385,421
4,510,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/34 4,759,425
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/36 7,961,106
2,410,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/33 2,454,264
3,170,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/34 3,228,223
5,010,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/35 5,102,018
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/27 1,001,608
1,935,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/28 1,938,164
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/29 2,003,272
1,545,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5 .400 04/01/27 1,545,466
2,900,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
5 .000 11/15/29 2,902,784
1,500,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015B
5 .000 11/15/28 1,501,576
4,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-1, (Mandatory
Put 8/15/30)
5 .000 08/15/43 4,320,075
4,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-2, (Mandatory
Put 8/15/35)
5 .000 08/15/44 4,366,210
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/32 1,579,148
2,760,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/33 2,816,389
2,005,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/34 2,042,207
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4 .000 03/01/35 1,771,175
3,140,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 3,246,421
8,750,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4 .000 10/01/38 8,750,037
5,100,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 5,614,558

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,070,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800% 12/01/43 $ 3,153,467
7,500,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 7,440,792
13,655,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 13,547,202
1,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 972,694
21,355,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2 .150 10/01/41 15,106,538
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2 .950 10/01/39 471,524
5,475,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .450 10/01/44 5,468,456
20,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/34 22,734,142
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 1,014,921
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3 .500 06/01/29 3,095,893
12,200,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/26 12,505,542
2,690,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 2,811,761
1,345,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/25 1,347,581
1,725,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 1,733,059
9,345,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 9,576,008
19,765,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 20,676,868
1,765,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 1,844,854
2,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 2,167,442
4,060,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5 .000 03/01/26 4,099,522
3,570,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 3,678,881
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/28 2,105,455
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 2,363,365
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 1,685,596
7,100,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5 .250 09/01/29 7,757,803
6,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/31 6,646,961
7,160,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 7,192,735
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/36 6,545,105
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 9,867,499
10,015,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,017,745
13,090,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 13,096,830
3,235,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 3,241,789

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
62
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,035,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000% 11/01/26 $ 5,109,046
12,020,000 Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016
5 .000 02/01/34 12,075,171
3,465,000 Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016
5 .000 02/01/35 3,480,210
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/30 1,520,976
1,215,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/31 1,243,167
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/32 1,680,850
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/33 1,760,002
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/34 1,849,108
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/27 1,895,900
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/28 1,980,535
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/29 1,604,306
2,430,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/28 2,437,255
2,500,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/29 2,507,253
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community College,
Refunding Series 2017A - AGM Insured
5 .000 11/01/31 1,532,377
4,380,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 3,729,512
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0 .000 12/15/51 512,876
1,810,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/37 1,431,766
9,045,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/42 6,697,500
6,000,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 4,353,632
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5 .000 06/15/42 1,012,824
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 8,376,735
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,408,311
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 7,671,556
325,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .100 03/01/26 325,352
375,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .200 03/01/27 377,502
260,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .300 03/01/28 261,279

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 445,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .450% 03/01/30 $ 448,225
320,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 320,011
10,000,000 Northern Illinois Municipal Power Agency, Power Project
Revenue Bonds, Prairie State Project, Refunding Series 2016A
5 .000 12/01/41 10,097,521
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/27 337,472
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/28 684,858
1,491,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/29 1,492,908
3,040,000 (e) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded
6/01/26)
5 .000 06/01/27 3,089,297
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .700 03/01/29 1,296,618
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .800 03/01/30 1,085,502
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4 .000 03/01/33 2,213,135
2,125,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 2,369,067
2,440,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5 .000 01/01/36 2,567,751
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5 .000 01/01/37 2,566,104
2,715,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/39 2,950,933
2,105,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/40 2,262,807
3,960,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/41 4,218,658
2,935,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2016B
4 .000 10/15/40 2,859,252
965,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 04/15/34 987,106
1,250,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 10/15/35 1,268,128
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0 .000 01/01/30 4,926,056
5,110,000 (e) Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2016, (Pre-refunded 11/15/25)
5 .000 11/15/41 5,124,569
3,855,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0 .000 02/01/26 3,810,699
TOTAL ILLINOIS 610,598,484

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
64
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 2.7%
$ 2,100,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000% 10/01/32 $ 2,099,901
3,500,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Indianapolis Project, Series 2017
5 .000 10/01/43 3,396,721
3,070,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 3,029,691
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1 .400 08/01/29 6,178,773
4,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 4,019,890
2,375,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 2,379,893
6,440,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2 .100 11/01/49 6,290,269
12,830,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5 .000 10/01/55 14,430,916
3,850,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 4,154,025
9,530,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-2, (Mandatory Put 10/01/31)
5 .000 10/01/63 10,622,856
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5 .000 10/01/26 1,713,566
1,470,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 1,023,114
11,335,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2 .125 07/01/41 7,885,935
1,500,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .500 07/01/44 1,495,480
5,005,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .650 07/01/44 5,074,341
7,665,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024C-1
4 .550 07/01/44 7,676,946
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 14,736,615
4,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/29 4,495,961
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/27 3,075,467
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/28 3,299,268
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/37 1,112,683
1,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/43 1,444,924
2,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Refunding & Improvement, Social Series 2024
5 .000 07/15/43 2,088,704
4,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/41 4,766,932
4,750,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/44 4,929,801
4,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 4,070,910

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5 .000% 01/01/36 $ 33,365,642
7,675,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 7,882,002
2,320,000 (f) Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 07/15/32 2,620,452
2,610,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
4 .500 01/01/34 2,692,150
1,025,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/26 1,026,935
1,805,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/27 1,808,334
1,800,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/29 1,803,325
2,700,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/31 2,704,987
1,340,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/39 1,486,864
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/41 1,900,966
31,305,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 31,721,306
4,310,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 4,511,670
TOTAL INDIANA 219,018,215
IOWA - 0.9%
1,755,000 Iowa City Community School District, Johnson County, Iowa,
General Obligaiton Bonds, School Series 2020 - BAM Insured
2 .500 06/01/39 1,392,695
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 7,300,177
5,555,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 6,039,028
3,305,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 3,807,341
8,930,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 10,287,309
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .600 07/01/37 1,718,163
5,775,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
3 .750 01/01/50 5,796,004
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .200 07/01/41 5,395,262
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .100 07/01/38 1,749,564
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4 .500 07/01/44 2,826,458
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/27 826,714
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/28 2,210,644
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/30 1,731,795

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
66
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000% 06/01/31 $ 1,750,965
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/32 1,741,684
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/33 1,071,669
8,180,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 8,324,497
5,000,000 Polk County, Iowa, General Obligation Capital Loan Notes,
Series 2025B
5 .000 06/01/45 5,256,465
1,000,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 1,004,569
TOTAL IOWA 70,231,003
KANSAS - 0.3%
3,635,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 3,990,262
5,000,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/30 5,591,291
5,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 5,588,965
3,280,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 3,498,773
5,000,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 5,066,027
2,400,000 (d) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 2,475,742
TOTAL KANSAS 26,211,060
KENTUCKY - 2.0%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/33 110,076
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/34 494,499
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/35 176,145
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 1,073,842
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 4,133,004
21,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2 .000 02/01/32 18,858,765
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 1,003,279
3,505,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 3,578,955
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 3,225,451
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4 .500 06/01/46 1,075,830
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,608,674

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,635,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .400% 07/01/44 $ 1,635,593
2,005,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .200 07/01/40 2,020,750
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 07/01/45 999,534
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4 .900 07/01/45 1,027,633
4,605,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 119, Series 2018
5 .000 05/01/37 4,780,958
2,475,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 2,659,917
9,875,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/33 11,506,713
12,025,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/33 13,815,599
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/26 1,324,111
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/28 3,282,218
7,800,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 8,372,011
7,040,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2003A
2 .000 10/01/33 6,054,894
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/26 1,069,592
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/27 1,122,822
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/28 1,178,092
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/29 1,243,235
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/37 2,944,127
15,000,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 14,590,406
18,405,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 19,952,595
3,655,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 3,921,352
5,940,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 5,985,026
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 1,023,265
3,335,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series
2023A, (AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 3,371,245
4,750,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 4,440,181
1,485,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .000 10/01/34 1,451,328
5,320,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .125 10/01/37 4,953,292
TOTAL KENTUCKY 161,065,009

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
68
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 1.8%
$ 14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000% 12/01/34 $ 14,712,281
8,935,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/39 8,692,463
2,895,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/38 3,218,724
2,080,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/39 2,290,801
870,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5 .000 11/01/42 921,730
2,470,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 1,843,924
3,050,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .400 12/01/44 3,050,451
2,085,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .150 12/01/40 2,090,456
3,585,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 12/01/45 3,566,101
1,090,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Bossier City, Louisiana Project, Refunding Series 2025
5 .000 06/01/33 1,228,668
11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 9,400,003
17,010,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 16,626,613
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/28 1,475,555
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/29 1,098,352
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 1,221,521
1,755,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/31 1,806,771
1,140,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/32 1,171,336
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 2,698,858
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025B
5 .000 05/15/30 1,083,603
1,000,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 335,000
25,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/30 25,368
1,110,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/30 1,124,242
35,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/32 35,515
3,430,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/32 3,470,567
40,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/33 40,588
3,915,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/33 3,958,622
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,115,181

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 930,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4 .000% 05/01/40 $ 920,974
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5 .000 09/01/34 5,083,402
900,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/37 959,583
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/39 1,028,173
1,420,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/40 1,472,414
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/26 5,340,805
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/40 6,496,349
480,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/25 481,766
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 798,127
3,265,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 3,534,588
2,050,000 (f) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
1 .000 08/01/41 2,056,332
2,195,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 2,187,236
17,110,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 17,333,886
1,375,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/33 1,539,290
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/26 778,765
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/29 1,565,435
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/30 1,591,812
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/32 1,878,912
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/33 1,652,195
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3 .000 12/01/35 5,664,217
TOTAL LOUISIANA 150,667,555
MAINE - 0.5%
4,645,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,823,078
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,478,752
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/37 845,873
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/26 203,373
165,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/27 171,775
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/28 256,089
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2 .500 07/01/29 684,981

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
70
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE (continued)
$ 200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000% 07/01/30 $ 221,884
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2 .350 11/15/40 7,642,659
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 2,145,744
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 5,463,138
6,280,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .550 11/15/40 4,886,614
3,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .200 11/15/41 2,335,942
10,675,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .150 11/15/41 7,538,010
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .400 11/15/41 2,258,711
1,205,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .550 11/15/44 1,201,323
TOTAL MAINE 44,157,946
MARYLAND - 1.6%
5,140,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2024
5 .000 10/01/36 5,870,104
5,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/33 5,790,534
5,505,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/36 6,373,167
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 1,263,641
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 3,372,741
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/27 1,796,915
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 2,837,052
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 1,020,283
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 1,389,924
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 146,677
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,500,614
2,800,000 Charles County, Maryland, General Obligation Bonds,
Refunding & Consolidated Public Improvement Series 2017
2 .400 10/01/29 2,756,498
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 2,794,904
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3 .000 02/15/30 5,030,606
22,335,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 09/01/39 19,704,578
10,375,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .500 09/01/40 7,985,867
15,055,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .950 09/01/41 10,192,595
13,245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2 .100 09/01/41 9,287,709
20,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 15,235,396

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College Park
Project, Refunding Series 2016 - AGM Insured
5 .000% 06/01/28 $ 1,013,647
7,010,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5 .000 07/01/45 7,175,039
4,400,000 Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5 .000 07/01/45 4,821,353
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/32 816,041
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/33 2,278,678
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/34 1,669,444
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/35 2,021,557
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 1,585,581
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/39 948,024
4,910,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 5,577,014
TOTAL MARYLAND 132,256,183
MASSACHUSETTS - 2.4%
10,790,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/36 12,393,015
14,750,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/37 16,793,691
1,000,000 Brookline, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2025
4 .000 05/15/43 988,056
4,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/32 4,621,762
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/26 832,529
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 674,719
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/28 910,766
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/29 939,486
4,800,000 (d) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 4,830,753
1,968,811 (d),(g) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .650 10/15/28 20
1,295,000 Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5 .000 11/01/55 1,506,998
1,925,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3 .375 07/01/36 1,824,409
6,950,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-1
5 .000 10/01/39 7,747,970
2,300,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 2,414,920
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,119,730
16,815,000 Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5 .000 05/15/55 19,539,375
415,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/32 461,750

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
72
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 320,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000% 07/15/33 $ 356,048
300,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/34 333,795
270,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/35 300,416
135,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/36 150,208
145,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 161,334
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/30 281,913
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/32 490,795
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/30 1,106,714
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/31 1,265,549
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/32 1,804,387
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/35 1,215,173
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/36 1,116,182
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 3,795,888
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4 .000 07/01/37 3,980,081
1,640,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
3 .000 12/01/39 1,419,896
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .125 12/01/41 2,034,511
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,109,227
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2 .900 12/01/39 2,468,663
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 1,905,361
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 5,408,359
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 6,259,553
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2 .300 12/01/40 1,766,245
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 3,552,090
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 3,578,231
2,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350 06/01/39 2,416,802
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .100 12/01/39 1,536,211
5,555,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/33 6,426,444

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 14,035,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000% 06/01/33 $ 16,297,907
8,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/34 10,137,753
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 3,152,938
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/38 3,122,694
12,115,000 Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005 - BAM Insured
5 .500 01/01/34 13,934,710
6,750,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2025
5 .000 07/24/26 6,881,304
7,000,417 Somerville, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2025B
5 .000 07/01/26 7,122,418
TOTAL MASSACHUSETTS 195,489,749
MICHIGAN - 2.4%
685,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/30 694,814
1,315,000 Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 1,325,442
11,740,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put
4/13/28)
1 .200 10/15/30 11,183,593
17,365,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put
4/13/28)
1 .200 10/15/38 16,501,319
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/32 1,126,950
1,500,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/33 1,698,090
1,230,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/34 1,394,409
10,625,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5 .000 12/01/43 11,254,369
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 1,887,753
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/33 2,649,033
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/34 2,440,534
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/35 993,617
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 2,413,238
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 6,347,016
7,700,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 7,715,385
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .650 12/01/39 2,113,826
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .950 12/01/39 10,782,563
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600 12/01/40 19,631,733

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
74
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150% 12/01/41 $ 6,788,676
20,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/33 23,067,508
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1 .450 09/01/30 20,351,266
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1 .350 08/01/29 19,659,515
2,255,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,254,053
8,125,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/28 8,152,716
3,765,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/32 3,773,318
5,295,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/33 5,305,561
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/34 5,008,936
TOTAL MICHIGAN 196,515,233
MINNESOTA - 1.7%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/33 1,986,654
1,150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/37 1,182,686
7,135,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,729,156
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5 .000 02/01/28 7,990,795
6,585,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3 .000 02/01/36 6,369,043
12,490,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 13,196,808
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/28 1,415,588
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Series 2015C
3 .500 03/01/28 5,002,810
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/27 1,025,156
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/31 1,095,209
3,222,870 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 2,762,317
2,450,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 2,269,011
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .625 01/01/40 4,818,627

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 5,140,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3 .500% 07/01/50 $ 5,139,085
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500 07/01/40 4,205,763
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 3,207,831
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 2,996,558
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 6,935,887
10,070,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/36 11,375,387
10,060,000 (f) Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/32 11,569,670
14,745,000 (f) Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/33 17,106,154
4,160,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 4,664,900
6,445,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .500 02/01/39 6,267,607
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 2,549,165
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/29 2,930,890
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/30 3,855,185
TOTAL MINNESOTA 138,647,942
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,596,451
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 626,760
2,490,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .450 12/01/39 2,058,445
1,975,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
3 .750 06/01/49 1,989,447
1,470,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .000 12/01/40 1,043,373
2,830,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .000 12/01/39 2,789,610
6,560,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 12/01/44 6,662,439
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/37 2,062,716
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4 .000 10/15/38 1,556,247
1,000,000 Mississippi State, General Obligation Bonds, Refunding Series
2015C
5 .000 10/01/25 1,000,000
TOTAL MISSISSIPPI 25,385,488
MISSOURI - 1.4%
920,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 930,681
1,000,000 Curators of the University of Missouri, System Facilities
Revenue Bonds, Series 2024
5 .000 11/01/34 1,173,167
3,730,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5 .000 03/01/38 3,824,206
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4 .000 01/01/40 7,990,382
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4 .000 12/01/39 4,574,139

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
76
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2 .000% 03/01/32 $ 3,639,505
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5 .000 08/15/39 3,077,658
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 9,658,462
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 11,117,654
15,240,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 14,100,012
12,105,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,193,393
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 2,321,567
11,970,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5 .000 04/01/59 13,489,413
1,010,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .550 11/01/44 1,007,120
5,085,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .450 11/01/44 5,045,146
2,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3 .950 11/01/39 2,938,388
3,530,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .750 11/01/39 3,048,646
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2 .550 11/01/40 1,167,690
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2 .150 11/01/41 717,134
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 2,888,928
6,375,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5 .000 03/01/44 6,804,230
935,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 944,718
TOTAL MISSOURI 112,652,239
MONTANA - 0.5%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5 .000 07/01/38 1,556,757
740,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/34 849,855
695,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/36 796,593
485,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/38 544,031
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125 05/01/33 22,462,300
2,700,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,755,732

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA (continued)
$ 1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4 .000% 06/01/33 $ 1,032,073
215,000 Missoula City, Montana, Water System Revenue Bonds, Series
2019A
4 .000 07/01/44 206,250
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2 .000 12/01/41 715,281
1,720,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 1,177,305
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3 .950 12/01/39 983,569
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 991,642
490,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 478,481
810,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 795,066
2,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .250 12/01/40 2,017,992
565,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3 .250 06/01/32 560,840
1,875,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A, (Mandatory Put
2/15/30)
5 .000 02/15/65 2,040,178
TOTAL MONTANA 39,963,945
NATIONAL - 0.5%
18,650,000 (d) Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Corporate
Taxable Debt Series 2019
3 .150 01/15/36 16,869,906
18,444,716 Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-053
2 .550 06/15/35 16,411,062
5,023,457 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 4,769,645
TOTAL NATIONAL 38,050,613
NEBRASKA - 0.9%
6,640,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 7,116,536
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/28 2,026,651
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 8,389,685
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 995,716
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 750,546
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 200,126
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/28 835,501
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 485,283
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/30 1,000,517
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 180,064

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
78
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600% 09/01/34 $ 144,007
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .850 09/01/39 6,025,013
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .550 09/01/40 7,742,332
595,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 470,739
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 13,078,464
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4 .125 09/01/38 2,289,402
1,580,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4 .000 12/01/26 1,608,686
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4 .000 06/15/33 1,822,826
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 2,196,959
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 3,347,770
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/28 3,684,991
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/29 1,362,403
5,885,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3 .375 12/15/37 5,727,414
TOTAL NEBRASKA 71,481,631
NEVADA - 0.3%
1,875,000 (c),(d) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 12/01/25)
3 .950 12/01/26 1,874,755
1,615,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,590,624
2,095,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 1,999,001
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/34 3,615,421
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 2,078,360
3,670,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4 .750 10/01/40 3,768,365
860,000 (d) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina, Refunding
Senior Series 2019A
2 .750 06/15/28 845,691
6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3 .000 06/01/38 6,012,010
4,000,000 Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3 .625 03/01/36 4,043,936
TOTAL NEVADA 25,828,163
NEW HAMPSHIRE - 1.4%
16,740,139 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125 01/20/34 16,840,054
15,190,140 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 14,585,121
2,922,874 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 2,715,277
12,815,961 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/01/51 12,450,233

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 5,569,459 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625% 08/20/39 $ 5,215,382
5,755,371 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 5,634,037
6,395,000 National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 6,399,200
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 14,657,141
1,145,000 (e) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4 .250 01/01/36 1,147,981
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/32 1,035,714
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/34 1,020,137
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/38 983,188
4,305,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5 .000 06/01/35 4,992,519
2,830,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000 08/01/32 3,159,790
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5 .000 10/01/38 1,005,916
1,465,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3 .500 10/01/34 1,457,912
1,515,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .050 07/01/39 1,508,888
1,965,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 1,948,660
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .450 07/01/44 10,283,431
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .150 07/01/40 2,514,691
2,380,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .500 07/01/45 2,365,049
TOTAL NEW HAMPSHIRE 111,920,321
NEW JERSEY - 2.9%
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series
2021
2 .000 09/01/32 1,427,103
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/29 1,159,311
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/30 1,935,738
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/31 1,875,382
2,390,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2 .000 07/15/30 2,254,048
1,095,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/26 1,089,732
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/27 1,362,655
1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/30 1,284,561
1,410,000 Flemington-Raritan Regional School District, Hunterdon
County, New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 1,233,864
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 1,536,151

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
80
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,435,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250% 08/01/43 $ 1,428,815
2,600,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 2,688,660
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/32 4,454,490
1,555,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 1,557,983
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 2,349,760
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 2,001,578
7,290,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 7,235,934
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 25,024,723
700,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/26 711,460
140,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/27 145,787
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/28 457,858
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 4,948,527
37,560,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 34,596,463
5,310,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 5,357,505
6,510,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 7,493,096
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 2,119,550
1,230,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/35 1,234,773
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .500 12/01/29 204,922
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/31 529,917
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
4 .000 12/01/32 540,064
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/33 234,897
515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 516,637
1,100,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/36 1,270,748
915,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/37 1,045,868
155,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 157,521

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,015,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000% 06/15/28 $ 3,064,363
6,800,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 6,910,597
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5 .000 06/15/33 6,336,630
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/42 4,747,272
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/31 1,512,284
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/33 11,025,083
5,265,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 5,190,966
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 7,640,403
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/33 6,557,662
2,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/36 2,597,780
1,845,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025B
5 .000 01/01/34 2,125,417
2,825,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 2,527,603
2,345,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1 .000 11/15/28 2,198,519
1,530,000 South Orange & Maplewood School District, Essex County,
New Jersey, General Obligation Bonds, Series 2021
2 .125 08/15/42 1,024,929
6,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 6,534,075
14,150,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,914,154
3,320,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/31 3,478,381
2,180,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 2,251,788
6,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 6,355,401
11,265,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 10,956,971
2,270,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,218,349
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 2,542,653
1,425,000 Willingboro Township Board of Education, New Jersey,
General Obligation Bonds, School Series 2025
4 .125 08/15/42 1,413,240
TOTAL NEW JERSEY 237,590,601
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2 .150 04/01/33 5,492,800
1,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3 .750 07/01/38 1,150,181
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .750 07/01/38 3,079,815
3,305,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3 .000 07/01/39 2,925,029
2,050,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2 .850 07/01/39 1,725,543
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .150 07/01/41 1,764,171
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 3,405,851

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
82
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2 .350% 07/01/41 $ 2,618,307
1,060,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 1,050,451
1,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .600 09/01/44 1,967,632
7,205,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .450 09/01/44 7,145,657
590,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .100 09/01/39 584,685
3,700,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 3,634,478
2,360,000 New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000 06/01/54 2,542,398
TOTAL NEW MEXICO 39,086,998
NEW YORK - 5.3%
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5 .000 11/01/35 1,435,492
650,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 675,349
3,390,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,224,063
4,030,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/40 3,733,812
1,575,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/34 1,790,668
1,650,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/36 1,854,474
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,802,453
1,900,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/25 1,901,219
1,400,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/27 1,414,407
1,300,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/29 1,313,029
1,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/28 1,185,497
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/29 3,306,354
5,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5 .000 02/15/37 5,197,195
6,965,000 (e) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5 .000 03/15/28 7,411,283
8,330,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 8,567,550
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/35 1,180,644
2,400,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/36 2,780,937
2,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/37 2,304,073
5,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured
5 .000 02/15/42 5,076,610

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1
5 .000% 11/15/43 $ 6,125,806
8,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .000 11/15/41 8,507,370
1,195,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2016D
5 .000 11/15/31 1,223,720
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2
4 .000 11/15/42 5,544,588
1,140,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
4 .000 01/01/30 1,122,083
1,910,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/40 1,817,113
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 1,526,735
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 1,001,095
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/30 655,689
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/32 2,456,989
5,975,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2025A
5 .000 04/01/36 6,897,407
5,200,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 5,335,403
1,630,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4 .000 01/01/32 1,698,134
1,050,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3 .000 01/01/33 1,021,924
6,200,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 6,404,764
8,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/43 8,419,346
3,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/39 3,329,226
7,240,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/41 7,845,286
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/39 5,533,798
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/40 10,947,382
5,185,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/39 5,715,907
2,550,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 2,807,608
11,260,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1
5 .000 04/01/43 11,502,374
11,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series B-1
5 .000 08/01/31 12,412,521
5,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5 .000 08/01/29 5,009

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
84
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 345,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125% 09/15/50 $ 257,299
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,111,344
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 602,376
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .875 11/01/38 1,969,303
2,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 1,870,376
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .850 11/01/39 8,289,472
8,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .850 11/01/39 7,937,817
17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .300 11/01/40 13,350,683
3,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .375 11/01/44 3,166,877
4,400,000 New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3 .600 11/01/44 4,469,610
5,000,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Sustainability Series 2024A-2,
(Mandatory Put 6/15/29)
3 .350 06/15/54 5,023,386
9,725,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3 .000 10/01/39 8,566,156
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 7,637,832
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .300 10/01/40 4,503,881
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .400 10/01/41 16,538,670
5,335,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 4,380,466
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 9,213,956
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/33 1,174,791
3,250,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/36 3,747,382
4,950,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/37 5,642,765
755,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5 .000 01/01/28 800,793
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/30 1,191,439
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/32 910,055
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 8,074,857
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 8,590,537

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000% 07/01/41 $ 18,529,051
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 2,406,812
29,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 29,963,657
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,100,231
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,543,433
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 8,398,134
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4 .000 01/01/36 14,465,086
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,099,807
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/35 4,780,008
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 3,444,093
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/37 2,050,934
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 2,439,219
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 2,699,493
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/30 4,206,733
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 2,103,040
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/32 1,336,652
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/33 3,083,161
10,870,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3 .000 10/15/39 9,932,324
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,079,117
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/33 2,434,433
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .000 11/15/39 4,052,891
TOTAL NEW YORK 434,182,818

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
86
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.7%
$ 1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000% 11/01/28 $ 1,870,723
1,000,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/29 1,092,618
10,120,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 10,187,153
4,275,000 Cumberland County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, Solid Waste Disposal
Revenue Bonds, Project Aero, Series 2024, (AMT), (Mandatory
Put 11/01/25)
3 .750 12/01/27 4,275,646
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 1,141,209
9,560,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 9,551,348
4,280,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .350 01/01/44 4,258,881
1,125,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 1,114,590
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .625 07/01/39 2,653,159
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 3,772,734
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .300 07/01/41 9,464,447
11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 11,691,130
TOTAL NORTH CAROLINA 61,073,638
NORTH DAKOTA - 1.0%
3,505,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 3,507,395
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/26 1,250,963
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/27 1,320,887
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/28 1,385,783
5,690,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/32 6,053,476
5,920,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/33 6,252,452
2,675,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/34 2,812,810
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/33 448,297
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/36 415,986
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/46 2,243,362
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .500 05/01/39 1,801,075
2,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .200 07/01/39 2,328,871
2,450,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
3 .000 07/01/40 2,096,566
4,535,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .350 07/01/40 3,395,885
6,900,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .250 07/01/41 5,079,343
10,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .450 07/01/41 7,631,674

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 5,275,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .550% 07/01/44 $ 5,264,119
5,050,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .175 07/01/39 5,042,837
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/28 3,849,714
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/29 3,049,214
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/31 1,327,113
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,493,260
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 10,774,829
3,395,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 3,246,763
TOTAL NORTH DAKOTA 84,072,674
OHIO - 3.5%
4,465,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 4,622,959
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 7,151,593
20,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 21,591,668
14,970,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 16,189,577
10,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 11,038,116
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 4,746,736
4,045,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 4,275,392
1,825,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 1,915,363
9,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 9,048,895
3,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 3,681,001
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 2,054,266
8,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 6,221,754
3,850,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 3,238,837
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 11,441,056
6,500,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .000 01/01/40 6,793,939

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
88
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250% 01/01/41 $ 5,311,299
2,160,000 Hamilton, Ohio, General Obligation Bonds, Various Purpose,
Limited Tax Bond Anticipation Notes Series 2024
4 .000 12/17/25 2,164,210
1,115,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3 .000 08/01/40 933,395
3,410,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 3,428,304
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 6,909,020
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 2,293,524
5,350,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 5,367,486
25,825,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 24,717,404
18,600,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 17,802,274
12,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 12,077,269
16,950,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,335,511
3,025,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 3,088,343
255,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 256,615
5,100,000 Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1 .625 12/01/34 4,994,370
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 1,882,990
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 1,720,346
3,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 2,872,636
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 1,048,950
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .250 09/01/41 2,648,140
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .450 09/01/41 3,706,010
1,335,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 1,330,840
8,425,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .500 09/01/44 8,409,666
2,900,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4 .150 09/01/40 2,899,992
7,985,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Refunding Series 2016A
5 .000 01/15/41 7,996,049

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,650,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000% 02/15/27 $ 5,845,467
1,750,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/31 2,003,727
1,185,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/32 1,368,458
2,725,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/33 3,172,039
3,290,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 2,648,646
725,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 725,119
4,800,000 (e) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement
Series 2020, (Pre-refunded 12/01/29)
6 .125 12/01/49 5,358,028
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 12,503,483
TOTAL OHIO 288,830,762
OKLAHOMA - 2.6%
1,065,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4 .000 12/01/28 1,106,221
1,775,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/28 1,708,685
1,850,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/29 1,754,153
1,800,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/30 1,771,504
1,790,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/31 1,729,094
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/33 8,131,490
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 12,727,159
1,725,000 Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview Public
Schools Project, Series 2021A
4 .000 12/01/35 1,780,519
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/31 10,457,515
10,000,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
4 .000 03/01/26 10,055,705
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/27 929,774
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/28 976,836
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/29 1,002,710

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
90
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000% 05/01/30 $ 919,257
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/31 729,481
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/32 978,890
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/33 837,748
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/34 937,340
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 1,106,168
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/28 1,551,235
1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/31 1,485,882
2,720,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/29 2,764,876
5,430,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/31 5,518,106
3,195,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
3 .625 09/01/36 3,203,015
1,365,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/32 1,400,753
1,485,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/34 1,501,072
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/36 996,947
1,890,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/32 1,939,504
1,790,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/33 1,819,187
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/34 1,011,187
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/30 1,099,542
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/31 1,113,686
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016
5 .000 09/01/26 2,536,623
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/33 926,389
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/34 953,643

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000% 12/01/35 $ 988,203
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/30 1,361,161
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/34 1,641,405
5,725,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2025
5 .000 03/01/33 6,617,644
6,065,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 5,990,888
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 616,209
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/33 9,825,943
8,615,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 8,747,644
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 3,819,304
2,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,510,534
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 5,187,495
970,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3 .000 09/01/39 857,048
1,430,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3 .000 09/01/40 1,232,078
5,850,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/40 6,422,180
2,475,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/41 2,692,257
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/29 772,275
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/30 458,677
1,110,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/31 1,154,373
7,800,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022A
2 .000 03/01/27 7,667,682
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/27 1,503,061
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/28 1,545,036
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/29 1,583,478
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/30 2,946,501
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/26 10,773,755
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/30 5,921,409

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
92
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000% 09/01/31 $ 5,695,542
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/26 9,972,360
7,180,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 4,503,402
2,580,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3 .000 09/15/35 2,459,988
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/29 2,304,032
2,000,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/31 2,129,973
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/33 2,642,249
TOTAL OKLAHOMA 212,005,682
OREGON - 0.9%
5,070,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 5,193,999
1,850,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 1,167,002
5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/38 2,977,369
1,760,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/38 1,828,824
1,260,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,278,483
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/34 1,204,234
1,510,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/35 1,036,158
1,070,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/37 666,004
2,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/39 1,152,917
2,800,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0 .000 06/15/38 1,579,271
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/39 1,104,130
6,545,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 7,240,392
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3 .450 01/01/38 1,724,983
3,085,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3 .900 07/01/38 3,059,109
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2 .650 07/01/39 6,813,418
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 5,462,134
2,710,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4 .750 07/01/40 2,776,831
5,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2024A
5 .000 11/15/33 5,818,266
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2 .600 12/01/42 2,522,092
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/38 4,321,780

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000% 07/01/33 $ 5,503,512
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/33 1,943,832
6,510,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5 .000 06/01/33 7,549,838
TOTAL OREGON 73,924,578
PENNSYLVANIA - 4.6%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/28 1,046,272
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/29 1,490,681
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/30 2,700,282
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/36 1,034,382
10,085,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/37 9,881,364
5,205,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/38 5,023,800
6,770,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 6,120,488
2,090,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 1,954,096
1,445,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/28 1,489,001
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,337,455
29,961,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 27,127,975
14,973,000 (h) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 10,597,042
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 4,632,546
1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000 07/15/27 1,066,793
5,190,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 4,793,614
32,700,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 32,126,010
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 2,032,203
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020B, (Mandatory Put 2/15/27)
5 .000 04/01/43 5,098,270
4,465,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
4 .000 07/01/49 3,873,236
9,460,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 9,515,006

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
94
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 16,805,000 Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450% 12/01/39 $ 15,533,618
1,000,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax Series
2019
4 .000 05/01/44 967,194
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 3,181,255
11,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2025A, (Mandatory Put 3/15/35)
5 .000 03/15/60 12,149,194
2,000,000 (c) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 1/15/26)
3 .850 04/01/49 1,999,147
1,250,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 1,208,254
3,900,000 (c) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 11/03/25)
3 .850 08/01/45 3,899,538
10,890,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 7,636,726
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3 .000 07/15/39 906,577
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .100 10/01/36 18,619,294
13,045,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 12,486,321
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3 .500 10/01/34 6,532,864
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 846,384
3,880,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 3,417,654
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .125 10/01/35 2,794,518
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 7,815,160
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 11,521,842
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 4,808,283
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 1,008,249
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 9,849,171
6,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 6,904,911
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,569,416
2,580,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .500 12/01/34 2,615,587
5,100,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 5,178,784
16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,074,090
4,695,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,761,646
22,160,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 22,462,666

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,045,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000% 12/01/29 $ 3,194,196
3,340,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/31 3,506,733
4,815,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016
5 .000 06/01/37 4,826,755
5,645,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5 .000 12/01/36 5,753,519
3,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/31 4,036,943
2,355,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 2,467,164
2,180,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4 .000 12/01/36 2,197,058
1,695,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/28 1,701,380
1,165,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5 .000 12/01/28 1,182,567
3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5 .000 12/01/36 3,238,186
7,445,000 Philadelphia Authority For Industrial Development,
Pennsylvania, City Agreement Revenue Bonds, Cultural and
Commercial Corridors Program, Refunding Series 2016A
5 .000 12/01/29 7,473,024
1,835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/31 1,651,139
2,060,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/33 1,769,742
1,165,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/34 975,227
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/32 3,324,601
440,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 434,061
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 2,771,351
1,200,000 (f) Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/37 1,320,641
800,000 (f) Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/38 874,476
TOTAL PENNSYLVANIA 378,387,622
PUERTO RICO - 3.0%
19,655,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 20,514,281
22,060,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 22,733,541
350,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 364,531
5,575,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 5,027,076
16,067,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 15,198,577
27,317,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 24,192,768
62,519,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 51,227,131
19,589,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 14,745,246
2,971,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 2,971,938

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
96
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 11,661,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550% 07/01/40 $ 11,405,246
30,947,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 10,567,893
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,023,045
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 966,593
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
4 .500 07/01/34 4,744,497
15,466,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 14,814,996
7,773,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 7,445,814
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 70,671
8,507,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 8,808,228
16,663,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 17,832,893
1,797,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 1,993,107
9,297,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 6,651,314
2,592,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,564,815
4,111,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 4,013,011
1,143,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,085,807
TOTAL PUERTO RICO 250,963,019
RHODE ISLAND - 0.7%
1,275,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5 .000 10/01/28 1,366,053
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 2,000,869
1,435,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5 .000 05/15/27 1,491,755
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3 .000 10/01/39 2,285,776
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .000 10/01/39 2,131,630
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 10,236,655
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .300 10/01/40 7,506,469
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 3,547,953
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4 .600 10/01/44 4,032,996
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 19,541,820
3,655,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 3,580,015
TOTAL RHODE ISLAND 57,721,991

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.3%
$ 5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5 .000% 05/01/34 $ 5,789,733
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/34 1,065,942
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/35 1,180,981
6,400,000 Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,976,040
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2 .250 06/01/41 671,449
2,500,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/31 2,826,705
2,700,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .900 07/01/39 2,268,539
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .150 07/01/40 4,190,964
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 12,409,612
1,930,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .500 07/01/44 1,924,184
5,255,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .375 07/01/44 5,189,448
1,010,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .150 07/01/40 1,014,792
8,745,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .500 07/01/45 8,740,924
4,595,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .625 07/01/40 4,694,415
5,390,000 South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4 .000 03/01/62 5,441,949
1,305,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/27 1,306,201
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/32 3,926,651
2,650,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2025B-2, (Mandatory Put 11/01/32)
5 .000 11/01/49 2,947,539
4,595,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
5 .000 12/01/31 5,072,910
7,895,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 8,009,878
4,325,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 4,383,457
2,255,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/37 2,273,082
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B - AGM Insured
5 .000 12/01/42 4,263,822
10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5 .000 10/01/39 10,249,452
4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3 .000 03/01/37 4,210,196
TOTAL SOUTH CAROLINA 111,028,865

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
98
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA - 0.5%
$ 200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000% 08/01/26 $ 197,542
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/27 390,191
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/29 383,129
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5 .000 09/01/27 1,604,544
2,515,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/31 2,595,254
3,925,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 2,745,491
7,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 5,193,302
3,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024A
4 .450 11/01/44 3,494,014
13,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 12,999,676
7,710,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4 .200 11/01/40 7,810,125
2,395,000 (f) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 2,738,718
3,205,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A
4 .150 11/01/38 3,207,012
TOTAL SOUTH DAKOTA 43,358,998
TENNESSEE - 1.2%
1,630,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/26 1,657,656
1,900,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 2,012,872
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
3 .375 04/01/26 2,890,322
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/29 3,317,388
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/30 2,658,419
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/31 2,862,701
5,135,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,157,499
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3 .000 06/01/30 4,455,228
6,000,000 Shelby County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, Methodist Le Bonheur
Healthcare, Series 2025A
5 .000 06/01/35 6,640,615
15,810,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 16,203,310
4,095,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,421,327
420,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .950 07/01/35 420,054
3,255,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3 .750 07/01/38 3,201,634
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3 .900 07/01/38 6,263,104

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .750% 07/01/39 $ 5,589,300
6,190,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3 .000 07/01/39 5,493,497
2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2 .600 07/01/39 2,073,308
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2 .900 07/01/39 3,301,984
3,915,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .250 07/01/41 2,886,656
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .250 07/01/41 5,252,335
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 3,968,602
215,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .450 07/01/44 213,205
1,350,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-2A
4 .850 07/01/40 1,390,577
3,735,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 4,042,686
2,510,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4 .000 11/01/49 2,512,771
2,250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,286,114
TOTAL TENNESSEE 101,173,164
TEXAS - 8.2%
11,020,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/33 12,581,854
10,195,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/34 11,671,799
5,000,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2017A
5 .000 02/15/45 5,047,222
2,035,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5 .000 02/15/28 2,157,671
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 2,639,048
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 2,871,068
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,614,266
5,000,000 (f) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/33 5,751,758
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/40 22,070,310
9,255,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 9,928,602
8,500,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B
5 .000 08/15/36 9,809,105
8,525,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/38 9,532,929
9,125,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/39 10,120,809
10,860,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 10,912,009
1,145,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/32 1,210,647
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 1,049,675

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
100
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000% 09/01/35 $ 1,045,727
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/36 1,042,479
3,325,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/36 3,686,576
1,270,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/37 1,393,894
3,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2024
5 .000 02/15/30 3,320,403
8,610,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/26 8,792,139
9,070,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 9,454,204
12,245,000 (f) Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/30 13,418,147
10,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 10,333,595
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,918,434
3,000,000 (f) Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/32 3,414,284
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,744,128
2,400,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/33 2,742,968
3,405,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/34 3,918,136
4,000,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 4,003,158
5,215,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
4 .125 07/01/26 5,271,285
4,025,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .950 07/01/27 4,121,914
3,060,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .750 07/01/28 3,143,492
3,650,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,867,226
8,960,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 9,596,076
1,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Childrens
Hospital, Series 2019A
4 .000 10/01/35 1,011,287
4,560,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/33 5,240,002
4,650,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/34 5,372,348
1,715,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/33 1,970,746
1,800,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/34 2,079,619
1,270,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 1,272,968
1,720,000 Houston Higher Education Finance Corporation, Texas,
Revenue Bonds, Rice University, Series 2024
5 .000 05/15/34 1,984,086

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000% 07/01/28 $ 7,393,118
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/30 12,003,092
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 12,783,091
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 2,000,553
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4 .000 07/15/41 909,080
7,725,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 8,283,886
1,600,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,714,606
12,050,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000 11/15/39 12,057,808
3,165,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/32 3,372,446
2,630,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/33 2,789,719
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/41 9,130,700
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/42 7,990,122
1,325,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/31 1,327,001
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3 .000 09/01/33 989,565
2,880,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building
Series 2024
5 .000 08/15/26 2,944,646
2,055,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5 .000 02/15/29 2,224,463
1,575,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5 .000 02/01/43 1,613,532
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/26 1,001,570
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/27 2,028,452
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 1,572,669
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/29 2,003,180
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/30 2,002,958
4,095,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021
5 .000 05/15/27 4,256,959
4,565,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 2001A
2 .600 11/01/29 4,433,962
820,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .000 12/01/25 820,223
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 2,723,362

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
102
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,520,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625% 10/01/31 $ 2,523,019
1,800,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 1,865,499
1,040,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put
11/03/25)
3 .850 05/01/50 1,039,877
3,000,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Variable Rate Demand Obligation Series 2012, (AMT),
(Mandatory Put 11/03/25)
3 .850 01/01/26 2,999,645
10,000,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 10,059,843
660,000 Montgomery County, Texas, General Obligation Bonds, Road
Series 2025
4 .500 03/01/50 652,120
2,900,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/33 3,340,967
5,920,000 (f) North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4 .000 06/01/43 5,776,848
3,860,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,676,917
9,190,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 11,177,964
5,355,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 5,523,102
4,010,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2024A
5 .000 01/01/41 4,279,984
3,750,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/38 2,326,739
2,250,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 2,287,637
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A
3 .000 01/01/35 4,837,930
5,950,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2020A
4 .000 01/01/37 6,001,580
7,500,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2024B
5 .000 01/01/32 8,480,120
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000 02/15/34 5,282,162
1,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 925,314
6,865,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 5,660,880
13,675,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 9,923,447
1,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 661,665
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 1,977,371
1,270,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5 .000 10/01/26 1,301,589

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2 .000% 08/15/43 $ 1,480,548
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/43 754,663
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 901,733
3,910,000 (f) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/32 4,446,768
3,765,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5 .000 11/15/64 4,191,710
5,000,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .650 07/01/40 5,088,008
5,835,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
4 .750 07/01/40 6,009,848
13,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .450 01/01/44 13,859,930
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .125 09/01/38 3,546,982
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 3,356,537
20,170,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 21,705,040
15,850,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 17,855,025
10,000,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 10,929,536
7,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/37 6,863,746
3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/38 3,807,714
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,835,706
1,700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 1,742,234
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/33 2,858,174
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 1,607,549
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 6,291,361
6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/32 7,662,101
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5 .000 04/01/35 10,065,459
12,000,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/38 13,045,886
6,065,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 6,141,587
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 5,954,485
5,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5 .000 10/01/32 5,730,818

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
104
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000% 08/01/35 $ 747,661
1,605,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/36 1,010,163
2,120,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/37 1,259,636
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/39 583,123
1,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A
5 .000 10/15/42 1,017,589
7,385,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018A
5 .000 10/15/30 7,824,451
15,315,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 10/15/33 17,696,611
3,750,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/39 4,113,086
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/40 11,710,283
2,000,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/28 2,119,609
2,250,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/29 2,434,784
TOTAL TEXAS 679,331,219
UTAH - 0.6%
1,055,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250 03/01/31 1,020,480
1,600,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,467,081
1,300,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,302,632
1,790,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,595,102
1,250,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,264,583
6,790,000 Salt Lake City School District, Salt Lake County, Utah, General
Obligation Bonds, School Bond Guaranty Program, Series 2013
5 .000 03/01/38 7,689,590
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/26 3,959,939
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/31 5,515,400
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,532,426
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/31 9,927,719
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/33 5,565,456
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/35 2,946,130
1,145,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/36 1,258,393
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/37 1,225,945
6,585,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 6,635,526
TOTAL UTAH 52,906,402

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VERMONT - 0.1%
$ 2,985,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000% 05/01/37 $ 2,792,197
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .450 11/01/41 2,614,909
3,465,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .450 11/01/44 3,437,843
TOTAL VERMONT 8,844,949
VIRGINIA - 1.7%
5,260,000 Amelia County Industrial Development Authority, Virginia,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .450 04/01/27 5,089,399
7,310,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series
2023A, (Mandatory Put 7/01/31)
5 .000 07/01/53 7,983,148
6,325,842 Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Relating to Municipal Securities Class
A Green Series 2024ML-028
4 .095 11/25/42 6,216,486
3,835,000 Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4 .497 06/25/42 3,883,448
5,000,000 (e) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5 .000 07/01/26 5,088,081
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 830,025
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016
3 .125 06/15/31 1,000,055
710,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 545,402
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .400 10/01/44 2,810,039
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,500,616
1,710,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .150 07/01/40 1,718,279
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 499,767
2,100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .650 07/01/40 2,154,090
1,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4 .700 07/01/40 1,030,685
1,560,000 (f) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .600 07/01/40 1,577,404
7,505,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2020B
2 .200 03/01/40 5,576,047
10,010,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
3 .450 08/01/28 10,012,470
2,600,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 2,608,692
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .100 09/01/40 1,324,900
3,925,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .450 09/01/45 3,923,703
3,220,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 3,221,903
12,875,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,610,689

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
106
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 10,375,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000% 12/31/56 $ 10,065,852
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/32 5,910,799
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/34 4,270,654
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 5,129,107
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 3,466,258
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 4,711,144
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 2,003,682
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 3,179,346
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 5,404,122
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/34 5,574,647
10,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/37 9,874,286
2,565,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 2,583,928
TOTAL VIRGINIA 143,379,153
WASHINGTON - 2.9%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5 .000 07/01/38 4,165,415
2,735,000 Energy Northwest, Washington, Electric Revenue Bonds,
Nuclear Project 1, Refunding Series 2024B
5 .000 07/01/26 2,786,672
7,915,000 (f) King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/34 9,182,369
8,965,000 King County, Washington, Sewer Revenue Bonds, Refunding
Junior Lien Series 2020B, (Mandatory Put 1/01/26)
0 .875 01/01/42 8,894,873
7,980,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 8,171,343
8,800,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/31 9,011,005
5,300,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/29 5,679,211
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5 .000 08/01/30 10,613,522
3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5 .000 02/01/29 3,077,813
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/32 2,999,793
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,350,292
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,118,813

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5 .000% 08/15/40 $ 5,930,942
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 14,091,876
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/30 6,414,034
1,715,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/31 1,788,102
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/32 6,376,204
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/29 5,293,426
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/31 2,314,826
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 2,800,709
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/36 6,063,765
2,265,000 (d) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-1
2 .500 07/01/28 2,163,630
6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200 06/01/41 5,036,375
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .400 12/01/41 4,179,654
39,810,205 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 38,380,649
6,063,298 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .221 03/01/50 5,833,619
5,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2022D
4 .000 07/01/28 5,257,246
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2023B
5 .000 07/01/42 11,758,499
9,470,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 9,913,136
5,555,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/27 5,814,939
4,155,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/32 4,314,591
5,000,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2023A
5 .000 08/01/27 5,233,968
5,090,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,452,271
6,750,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 08/01/44 7,004,903
4,030,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/45 4,217,895
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500 12/01/33 4,813,634
TOTAL WASHINGTON 239,500,014

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
108
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.4%
$ 1,665,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700% 12/01/42 $ 1,706,034
5,895,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 6,040,284
1,675,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,748,053
11,480,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 11,611,490
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .300 11/01/38 3,250,177
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 1,710,693
1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3 .900 11/01/39 1,915,067
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4 .300 11/01/44 2,534,169
5,435,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5 .000 06/01/43 5,558,935
TOTAL WEST VIRGINIA 36,074,902
WISCONSIN - 2.6%
6,780,000 Central Brown County Water Authority, Wisconsin, Water
System Revenue Bonds, Refunding Series 2024A
5 .000 11/01/33 7,708,376
2,000,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/31 2,253,577
1,700,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/32 1,939,376
1,500,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/33 1,725,170
4,455,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/26 4,429,409
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/27 4,468,510
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 4,735,756
1,475,000 Mukwonago Area School District, Waukesha County,
Wisconsin, General Obligation Bonds, Promissory Note Series
2025
4 .250 04/01/44 1,435,798
10,035,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-
Central District Development Project, Series 2016
5 .000 03/01/41 10,037,158
25,400,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .500 12/01/37 20,320,000
2,600,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 2,607,462
8,495,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3 .700 10/01/46 8,687,805
16,805,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-1
2 .625 11/01/25 16,786,036
7,955,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 7,856,200
1,820,000 (d) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
4 .000 06/15/28 1,821,393

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050% 11/01/30 $ 4,173,045
9,085,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 9,096,790
8,000,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/44 7,693,401
4,770,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/45 4,550,939
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/39 1,336,392
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 1,335,301
6,130,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/39 5,488,401
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/26 1,081,023
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/27 4,125,186
7,825,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5 .000 08/15/54 7,953,460
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 2,649,137
30,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 30,545
2,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/34 2,169,189
1,455,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/35 1,477,684
5,490,000 (e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,603,247
1,470,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/37 1,376,774
1,950,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/39 1,929,525
1,355,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015
5 .000 12/15/25 1,356,455
4,440,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 4,402,375
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .000 11/01/39 2,384,891
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 1,237,757
2,685,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 2,687,107
4,785,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000 05/01/32 5,509,005
7,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/31 7,956,269
12,965,000 Wisconsin State, General Obligation Bonds, Series 2025A 5 .000 05/01/35 14,950,937
9,905,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/33 11,516,554
TOTAL WISCONSIN 210,883,415

Portfolio of Investments September 30, 2025
(continued)
Intermediate Duration
110
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 1.0%
$ 16,300,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625% 07/15/39 $ 14,837,975
960,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/37 973,382
1,000,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/38 1,007,649
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/33 896,640
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/34 1,576,046
8,740,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series
2023
5 .000 06/15/27 9,080,408
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 27,852,555
2,450,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2015 Series 6
3 .900 12/01/34 2,450,311
6,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .650 12/01/39 5,545,121
3,250,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
3 .000 12/01/40 2,772,449
6,675,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .250 12/01/40 4,953,596
6,000,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .250 12/01/41 4,393,345
2,700,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .200 12/01/38 2,705,092
TOTAL WYOMING 79,044,569
TOTAL MUNICIPAL BONDS
(Cost $8,210,020,596) 7,984,295,569
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1941619 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 1941619
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
812,771 (i) Jackson Hospital 13 .000 11/04/25 812,771
1,128,848 (i) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 12/16/25 1,128,848
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,941,619
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,935,920) 1,941,619
TOTAL LONG-TERM INVESTMENTS
(Cost $8,264,223,980) 8,035,133,579
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
110029747 MUNICIPAL BONDS - 1.3% 110029747
CALIFORNIA - 0.2%
14,600,000 (j) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Variable Rate Demand, Series 2021A-2
3 .000 07/01/51 14,600,000
TOTAL CALIFORNIA 14,600,000
MINNESOTA - 0.1%
8,395,000 (j) Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2015D, (AMT)
2 .940 01/01/46 8,395,000
TOTAL MINNESOTA 8,395,000

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 1.0%
$ 26,000,000 (j) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012G-4
3 .500% 11/01/30 $ 26,000,000
10,575,000 (j) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Variable Rate Demand Fiscal 2010 Series 2009CC
3 .900 06/15/41 10,575,000
10,000,000 (j) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series CC
3 .850 06/15/53 10,000,000
10,000,000 (j) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series EE-1
3 .900 06/15/55 10,000,000
14,460,000 (j) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-2
3 .500 05/01/55 14,460,000
10,000,000 (j) New York City, New York, General Obligation Bonds, Fiscal
2019 Series D-4
3 .850 12/01/47 10,000,000
TOTAL NEW YORK 81,035,000
TEXAS - 0.0%
12,000,000 Texas A&M University 2 .600 10/15/25 5,999,747
TOTAL TEXAS 5,999,747
TOTAL MUNICIPAL BONDS
(Cost $110,030,000) 110,029,747
TOTAL SHORT-TERM INVESTMENTS
(Cost $110,030,000) 110,029,747
TOTAL INVESTMENTS - 98.8%
(Cost $8,374,253,980) 8,145,163,326
BORROWINGS - (0.1)% (k) (8,086,737)
OTHER ASSETS & LIABILITIES, NET -  1.3% 103,358,173
NET ASSETS - 100% $ 8,240,434,762
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
(a) Affiliated holding
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $371,888,723 or 4.6% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) When-issued or delayed delivery security.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Borrowings as a percentage of Total Investments is 0.1%.

Portfolio of Investments September 30, 2025
Limited Term
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
4598356078 MUNICIPAL BONDS - 97.2% 4598356078
ALABAMA - 2.4%
$ 975,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .100% 10/01/39 $ 964,289
7,970,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5 .000 11/01/27 8,395,302
2,290,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Pre-refunded 12/01/25),
(Mandatory Put 12/01/25)
4 .000 12/01/49 2,297,727
7,505,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)
4 .000 10/01/52 7,596,023
2,410,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 2,464,507
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/28 5,253,944
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/29 2,662,592
5,800,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 6,416,658
2,665,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5 .000 10/01/55 2,882,845
3,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,257,586
6,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 6,244,432
1,100,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/29 1,176,287
4,250,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
1 .000 12/01/55 4,658,182
8,530,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 8,547,611
5,030,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 5,108,490
1,030,000 Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 1,036,422
4,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 4,338,926
13,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 14,504,553
9,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 9,226,929
9,950,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 10,443,590
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 1,091,423
685,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/30 736,051
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 1,101,409
3,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,208,840
TOTAL ALABAMA 113,614,618

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 1.3%
$ 1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850% 06/01/34 $ 1,041,116
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850 12/01/34 1,057,685
12,345,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2 .000 12/01/35 10,179,343
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020B-II
2 .000 12/01/35 18,965,158
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .150 12/01/36 2,896,616
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2 .150 06/01/36 6,699,551
3,565,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/26 3,567,895
5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/27 5,313,405
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/29 5,987,364
165,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5 .250 10/01/36 165,248
1,000,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/28 1,071,830
1,815,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5 .000 06/30/26 1,849,301
1,525,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5 .000 06/30/28 1,630,488
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,861,999
TOTAL ALASKA 62,286,999
ARIZONA - 1.5%
5,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5 .000 07/01/29 5,472,731
5,055,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 5,319,425
6,760,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 6,803,529
1,940,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,981,198
11,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 11,198,630
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2 .300 07/01/28 3,551,731
4,260,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(AMT), (Mandatory Put 3/31/26)
4 .125 09/01/32 4,275,437
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory
Put 5/15/26)
5 .000 01/01/53 5,054,184
4,530,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0 .875 06/01/43 4,397,884
2,150,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0 .875 06/01/43 2,087,296
6,225,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/36 6,464,918

Portfolio of Investments September 30, 2025
(continued)
Limited Term
114
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 615,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000% 08/01/28 $ 658,302
1,225,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/29 1,343,251
2,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/28 2,142,346
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,095,677
3,515,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/30 3,933,019
3,715,000 Yavapai County Industrial Development Authority, Arizona,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .300 06/01/27 3,573,014
TOTAL ARIZONA 69,352,572
ARKANSAS - 0.4%
8,630,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Capital Improvement Series 2022
2 .875 11/01/32 8,591,749
2,120,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Construction Series 2019
2 .125 02/01/31 1,977,600
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/27 2,560,290
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/29 3,916,357
TOTAL ARKANSAS 17,045,996
CALIFORNIA - 3.7%
17,460,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Term Rate Series 2018A,
(Mandatory Put 4/01/26)
2 .625 04/01/45 17,425,723
2,500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 2,668,454
3,560,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 3,900,134
5,375,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,695,149
6,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 6,591,397
2,900,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 3,237,393
600,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 630,770
1,250,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/29 1,333,733
6,750,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 7,264,605
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/27 2,096,111
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/28 3,062,459
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .000 12/31/30 19,436,068
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/26 2,009,709
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/27 1,534,433

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,700,000 (c) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 1/15/26)
3 .850% 07/01/51 $ 2,698,848
9,410,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2 .400 10/01/44 8,996,408
2,565,000 (c),(d) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 2,563,233
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,840,670
6,700,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3 .000 11/01/25 6,698,773
10,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 10,740,375
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5 .000 08/01/31 2,276,547
5,600,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 5,605,956
1,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,012,933
1,070,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/26 1,087,647
350,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/27 361,442
2,815,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,084,606
8,655,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2 .400 10/15/29 8,325,977
6,000,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2024
5 .000 08/01/27 6,332,893
1,500,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/26 1,521,690
2,250,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/27 2,335,341
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/28 2,115,023
2,835,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/29 3,051,461
4,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding Senior
Lien Series 2018B, (AMT)
5 .000 05/15/26 4,057,840
2,780,000 Sacramento Municipal Utility District, California, Electric
Revenue Bonds, Refunding Series 2023D, (Mandatory Put
10/15/30)
5 .000 08/15/49 3,098,607
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/28 2,118,731
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/29 2,157,719
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/30 3,018,600

Portfolio of Investments September 30, 2025
(continued)
Limited Term
116
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,370,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000% 05/01/36 $ 4,539,293
3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5 .000 05/01/28 3,656,919
TOTAL CALIFORNIA 175,183,670
COLORADO - 1.7%
2,980,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2024
5 .000 12/15/29 3,303,567
1,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,065,839
18,520,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 18,616,085
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .000 11/01/26 1,022,446
13,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5 .000 05/15/62 13,782,469
11,850,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 12,023,384
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1 .950 11/01/36 505,444
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1 .800 11/01/36 1,936,548
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
4 .500 12/01/27 257,033
4,930,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 3,112,409
6,435,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 6,597,739
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/27 5,859,121
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/26 4,274,898
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,321,181
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4 .625 12/01/27 738,232
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
3 .000 01/15/26 499,458
425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/26 430,730
1,425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/27 1,457,467
625,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/27 644,061
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3 .375 12/01/30 405,457
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4 .125 12/01/31 746,391
TOTAL COLORADO 79,599,959

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.5%
$ 6,715,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200% 07/01/37 $ 6,730,768
6,160,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 6,611,629
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3 .750 11/15/33 1,972,788
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .600 11/15/34 4,478,487
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .300 11/15/35 2,925,132
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1 .950 11/15/35 3,537,971
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2 .200 11/15/34 997,281
3,425,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1 .700 05/15/34 2,828,541
4,075,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .000 11/15/36 3,248,074
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .000 11/15/36 9,656,544
2,835,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 2,855,668
12,000,000 (b) Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 13,130,529
1,510,000 Connecticut State, General Obligation Bonds, Series 2022E 5 .000 11/15/26 1,551,743
2,750,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/27 2,857,360
3,220,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series 2022B
5 .000 07/01/26 3,280,109
2,600,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 2,780,024
1,955,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 2,136,894
TOTAL CONNECTICUT 71,579,542
DELAWARE - 0.1%
3,735,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020A
3 .600 01/01/31 3,871,669
1,635,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .000 07/01/39 1,619,872
TOTAL DELAWARE 5,491,541
DISTRICT OF COLUMBIA - 1.5%
6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5 .000 08/01/31 7,659,772
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5 .000 12/01/30 11,243,341
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5 .000 10/01/32 4,245,890
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Forward Delivery Refunding Series
2020A, (AMT)
5 .000 10/01/32 3,784,794
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Forward Delivery Series
2020A, (AMT)
5 .000 10/01/31 5,436,633
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/32 5,078,754
5,290,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/30 5,478,768
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,558,511

Portfolio of Investments September 30, 2025
(continued)
Limited Term
118
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 3,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000% 10/01/28 $ 3,191,878
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 7,206,817
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 4,049,637
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,601,868
TOTAL DISTRICT OF COLUMBIA 72,536,663
FLORIDA - 3.6%
4,185,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/27 4,191,898
2,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/34 2,050,336
500,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 505,086
2,360,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 1,472,050
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/34 4,244,582
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/35 4,003,877
17,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 14,644,260
10,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/37 8,591,005
18,065,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 15,390,914
1,325,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3 .750 07/01/33 1,332,509
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2 .800 07/01/34 6,394,092
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3 .950 07/01/39 1,563,667
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1 .800 07/01/36 1,810,127
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1 .800 07/01/36 2,213,683
15,910,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/29 17,432,622
7,870,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/30 8,775,606
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/27 23,024,481
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT)
5 .000 10/01/26 2,666,066
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5 .000 10/01/30 9,864,907
2,485,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/26 2,546,811
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/27 2,267,710
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/28 3,212,543

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000% 10/01/29 $ 2,793,968
4,505,000 Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 4,504,897
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/28 4,356,152
2,240,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/29 2,341,120
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/30 9,628,505
2,525,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 2,708,347
2,635,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 2,891,391
1,110,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,242,155
780,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/30 873,256
1,370,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/31 1,554,743
TOTAL FLORIDA 171,093,366
GEORGIA - 2.4%
3,500,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/30 3,833,693
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/26 2,031,636
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/27 1,296,965
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/28 2,783,701
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/29 5,394,296
3,250,000 (b) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/30 3,607,633
2,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2 .750 12/01/35 2,591,466
2,750,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .250 12/01/36 2,214,378
1,930,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .100 12/01/39 1,918,897
1,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 06/01/31 1,074,272
580,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 12/01/31 596,911
1,110,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 06/01/32 1,143,190
450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 12/01/32 463,980
5,075,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/29 5,252,626
5,085,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/31 5,255,690
2,040,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 2,083,275
10,110,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,374,265
6,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 6,888,904
15,800,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 15,899,444
7,150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 7,695,729

Portfolio of Investments September 30, 2025
(continued)
Limited Term
120
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 3,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000% 12/01/53 $ 3,773,091
5,595,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 6,058,892
5,570,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 6,062,904
1,120,000 Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/26)
3 .875 10/01/48 1,124,384
11,500,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/29 12,651,245
TOTAL GEORGIA 112,071,467
GUAM - 0.0%
2,100,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/30 2,250,885
TOTAL GUAM 2,250,885
HAWAII - 0.7%
5,335,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 4,631,535
10,820,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 10,722,080
6,025,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5 .000 09/01/30 6,281,271
9,460,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 10,392,000
TOTAL HAWAII 32,026,886
IDAHO - 0.6%
6,020,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/26 6,075,524
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/29 5,094,127
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/31 5,145,697
5,010,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 5,489,235
6,000,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5 .000 06/01/28 6,417,794
TOTAL IDAHO 28,222,377
ILLINOIS - 5.0%
1,515,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5 .000 02/01/27 1,526,278
550,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/26 545,180
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/27 747,334
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/28 541,906
3,300,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 3,315,120
20,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5 .000 01/01/26 20,109
2,510,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/34 2,609,974
1,970,000 (a) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 1,981,004
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/27 1,214,809
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/28 3,393,152

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 20,000 (a) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0 .000% 12/15/26 $ 19,382
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/26 943,132
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/27 979,427
8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation
Bonds, Refunding School Series 2019
3 .000 10/15/27 8,173,140
20,875,000 Illinois Development Finance Authority, Revenue Bonds, St
Vincent de Paul Center Project, Series 2000A, (Mandatory Put
3/03/26)
2 .450 11/15/39 20,833,766
11,300,000 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1 .250 11/01/38 11,020,424
2,200,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 2,245,423
1,700,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/30 1,854,443
3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5 .000 08/15/26 3,064,502
1,035,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 1,070,078
4,000,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2025A-1, (Mandatory Put 8/15/30)
5 .000 08/15/54 4,412,215
3,100,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 3,184,283
8,680,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 8,611,477
1,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 972,694
2,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 05/01/40 2,052,243
10,135,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
1 .950 10/01/36 8,153,148
15,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/31 16,707,354
5,475,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 5,556,690
695,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 726,459
760,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/25 761,458
6,405,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 6,434,922
5,525,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 5,661,578
13,260,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 13,871,757
5,745,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 6,004,921
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 5,418,605
10,810,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/28 11,129,221
65,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/26 65,503
2,545,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 2,622,620

Portfolio of Investments September 30, 2025
(continued)
Limited Term
122
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 11,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000% 06/15/28 $ 11,638,332
5,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 5,389,440
1,005,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 1,009,595
2,945,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,988,310
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/26 1,264,203
775,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/25 777,924
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/26 1,972,097
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/27 376,341
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/28 2,025,410
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/30 676,115
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/33 1,023,752
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/36 1,010,660
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/40 1,892,988
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/44 1,925,684
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/25 325,000
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/26 254,998
1,258,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .450 03/01/26 1,259,611
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .600 03/01/28 1,230,038
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5 .000 01/01/28 8,658,094
2,780,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/26 2,801,330
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/27 3,776,218
13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5 .000 03/01/29 14,594,596
TOTAL ILLINOIS 235,316,467
INDIANA - 2.8%
18,060,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 17,822,872
8,885,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 03/01/38 9,003,476
21,115,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 21,219,995
1,100,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 1,102,266

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 5,750,000 Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/27)
3 .750% 03/01/31 $ 5,801,575
7,490,000 Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4 .500 05/01/35 7,581,600
7,695,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5 .000 10/01/62 8,119,742
7,765,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 8,378,183
8,075,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding Series 2011M,
(Mandatory Put 1/01/26)
0 .700 12/01/46 8,026,483
1,540,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/26 1,578,151
1,645,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/27 1,729,729
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5 .000 10/01/26 1,252,607
3,520,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2020B-1
1 .950 07/01/35 2,897,478
1,250,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
1 .900 07/01/36 1,011,330
2,610,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
1 .900 07/01/36 2,111,658
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 6,150,935
3,450,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 3,543,050
2,800,000 (b) Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 01/15/29 3,014,202
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/29 1,085,252
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/30 1,106,415
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 01/15/31 1,114,764
9,815,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 9,945,524
3,775,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 3,951,636
5,755,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 6,139,690
TOTAL INDIANA 133,688,613

Portfolio of Investments September 30, 2025
(continued)
Limited Term
124
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.4%
$ 5,300,000 (a) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000% 12/01/50 $ 5,761,809
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Green Series
2021A
1 .850 07/01/35 2,547,099
2,345,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .450 07/01/34 2,074,243
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
2 .500 01/01/35 2,721,055
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .000 07/01/36 2,420,090
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .000 07/01/36 1,571,291
TOTAL IOWA 17,095,587
KANSAS - 0.7%
8,515,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2024A
5 .000 09/01/27 8,942,437
4,315,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 4,633,758
1,820,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 1,997,875
10,360,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 11,580,336
2,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 2,133,398
4,175,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 4,230,133
TOTAL KANSAS 33,517,937
KENTUCKY - 3.7%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series
2008A
3 .700 08/01/27 8,329,179
6,050,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A,
(AMT), (Mandatory Put 9/01/26)
1 .750 10/01/34 5,918,393
30,000,000 Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1 .550 09/01/42 29,378,142
4,470,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 4,564,316
6,270,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5 .000 11/01/25 6,281,215
4,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 5,029,104
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series
2024A
5 .000 07/01/27 2,344,743
8,585,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/30 9,681,252
14,960,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/31 16,853,472
4,200,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 4,508,006

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 4,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001A
0 .900% 09/01/26 $ 3,903,270
8,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001B, (AMT)
1 .350 11/01/27 7,661,721
18,100,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2005A, (Mandatory Put
7/01/26)
1 .750 02/01/35 17,851,759
3,805,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series
2016
4 .000 09/01/27 3,888,378
1,350,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,384,123
1,800,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 1,750,849
5,605,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 6,076,300
1,745,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 1,758,227
2,950,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 3,018,633
3,250,000 Rural Water Financing Agency, Kentucky, Construction Notes,
USDA Public Projects Series 2023A
3 .900 11/01/25 3,251,750
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0 .625 09/01/26 2,993,211
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B,
(AMT)
1 .350 11/01/27 9,798,391
21,345,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 19,952,770
TOTAL KENTUCKY 176,177,204
LOUISIANA - 2.2%
845,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .100 12/01/36 682,555
1,875,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .000 12/01/39 1,854,186
3,005,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
4 .000 10/01/25 3,005,000
17,820,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 17,418,357
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-3.
Term Rate Mode, (Mandatory Put 6/01/28)
5 .000 06/01/45 4,197,939
6,340,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/30 7,029,331
12,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5 .000 09/01/31 13,653,370
5,045,000 Louisiana State, General Obligation Bonds, Series 2024B 5 .000 08/01/27 5,281,074
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5 .000 06/01/26 926,534
2,780,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 3,007,761
1,255,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
1 .000 08/01/41 1,258,876

Portfolio of Investments September 30, 2025
(continued)
Limited Term
126
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 16,405,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050% 06/01/37 $ 16,549,206
17,200,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 17,117,012
10,010,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 9,974,595
TOTAL LOUISIANA 101,955,796
MAINE - 0.2%
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1 .850 11/15/36 2,245,843
1,165,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .300 11/15/35 966,746
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .050 11/15/36 2,387,852
2,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
1 .900 11/15/36 1,614,481
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .200 11/15/36 1,601,033
TOTAL MAINE 8,815,955
MARYLAND - 1.9%
7,205,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019
5 .000 10/01/25 7,205,000
8,130,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2020
5 .000 03/01/27 8,432,277
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/29 6,574,063
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/30 7,563,928
11,510,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 11,911,745
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 9,950
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/26 1,009,664
6,820,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2 .700 09/01/34 6,207,601
4,250,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .300 09/01/35 3,548,512
4,880,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
1 .950 09/01/35 3,995,479
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .800 09/01/36 9,349,388
8,310,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
1 .875 09/01/36 6,547,055
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .200 09/01/36 9,668,740
4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5 .000 11/01/29 4,999,338
3,570,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 08/01/30 3,999,556
TOTAL MARYLAND 91,022,296

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 1.6%
$ 2,945,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000% 02/01/29 $ 3,221,802
3,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/31 3,423,054
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/29 2,948,043
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/30 2,916,118
2,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/31 2,661,757
2,110,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/32 2,224,561
160,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/26 162,964
170,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/27 177,436
175,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/28 186,892
220,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 244,783
2,135,000 Massachusetts Health and Educational Facilities Authority,
Variable Rate Demand Revenue Bonds, University of
Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)
2 .450 11/01/30 2,126,978
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
2 .750 12/01/34 1,763,868
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2 .650 06/01/26 997,213
2,635,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4 .000 06/01/26 2,636,999
2,420,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,430,633
3,130,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4 .000 12/01/27 3,154,598
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 1,010,908
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1 .950 12/01/35 4,061,022
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .000 12/01/36 795,961
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2 .000 12/01/36 2,168,993
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .150 12/01/36 6,008,850
15,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/30 16,648,083
3,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/26 3,734,882
4,525,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/27 4,716,022
6,750,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2025
5 .000 07/24/26 6,881,304
TOTAL MASSACHUSETTS 77,303,724
MICHIGAN - 3.3%
2,400,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 2,736,454
5,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2025A
5 .000 07/01/31 5,667,694
10,015,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/26 10,198,944
7,510,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/27 7,844,654

Portfolio of Investments September 30, 2025
(continued)
Limited Term
128
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 4,050,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000% 04/15/26 $ 4,098,474
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000 04/15/27 2,693,772
5,290,000 Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 5,332,004
4,780,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/29 5,185,361
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/27 2,062,825
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 5,364,365
7,115,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .550 10/01/33 7,118,582
2,180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3 .300 04/01/26 2,180,375
9,430,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3 .750 04/01/27 9,431,387
1,350,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 1,352,697
1,820,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .350 12/01/34 1,808,815
4,640,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3 .100 12/01/31 4,622,200
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .700 12/01/34 9,069,154
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .350 12/01/35 12,476,158
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1 .950 12/01/36 4,800,808
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4 .000 12/01/37 2,001,591
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5 .000 10/15/27 5,947,093
3,890,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 4,231,363
2,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/30 2,221,013
3,040,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/26 3,128,825
12,165,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 12,102,499
7,730,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series
2005, (AMT), (Mandatory Put 10/08/26)
0 .875 04/01/35 7,487,698
7,230,000 Michigan Strategic Fund, Limited Obligation Revenue
Bonds, Detroit Edison Company Exempt Facilities Project,
Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3 .875 06/01/53 7,089,055
2,285,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,284,041
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E -
AGM Insured, (AMT)
5 .000 12/01/28 7,981,118
TOTAL MICHIGAN 158,519,019

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.1%
$ 2,740,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000% 02/01/29 $ 2,969,879
5,030,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 5,314,647
1,265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .400 01/01/35 1,094,905
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .250 07/01/35 1,890,437
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1 .875 07/01/35 3,528,973
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .000 07/01/36 4,516,648
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2 .000 07/01/36 4,069,785
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .150 07/01/36 6,934,086
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2 .600 07/01/37 2,822,082
6,820,000 Minnesota Public Facilities Authority, State Clean Water
Revolving Fund Revenue Bonds, Series 2016A
5 .000 03/01/31 6,880,136
2,000,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2025
3 .300 08/01/26 2,002,673
4,315,000 (b) Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/31 4,912,565
6,000,000 (b) Minnesota State, General Obligation Bonds, Various Purpose
Bid Groups 1 & 2 Series 2025A
5 .000 08/01/30 6,734,120
TOTAL MINNESOTA 53,670,936
MISSISSIPPI - 0.6%
7,755,000 Lowndes County, Mississippi, Solid Waste Disposal and
Pollution Control Revenue Bonds, International Paper
Company Project, Refunding Series 2022, (Mandatory Put
4/01/27)
2 .650 04/01/37 7,728,045
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,866,521
3,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/30 3,839,027
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/31 6,694,657
1,230,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .250 12/01/35 1,009,155
615,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
1 .800 12/01/35 489,233
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/26 1,535,830
2,365,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 2,430,629
TOTAL MISSISSIPPI 29,593,097
MISSOURI - 0.9%
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,938,092
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 10,191,183
5,255,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 4,861,913
12,465,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,556,022

Portfolio of Investments September 30, 2025
(continued)
Limited Term
130
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5 .000% 06/01/27 $ 2,607,438
2,700,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .125 11/01/39 2,671,720
730,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .500 11/01/34 644,252
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1 .950 11/01/36 854,442
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1 .800 11/01/36 1,464,030
TOTAL MISSOURI 40,789,092
MONTANA - 0.2%
1,115,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/33 1,290,549
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/35 1,469,074
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/27 1,041,933
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/28 1,122,825
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/29 1,414,968
2,000,000 Montana Board of Housing, Multifamily Housing Revenue
Bonds, Aurora Apartments Series 2024, (Mandatory Put
2/01/28)
3 .320 07/01/46 2,014,583
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1 .850 12/01/36 583,698
500,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1 .850 12/01/36 389,132
TOTAL MONTANA 9,326,762
NATIONAL - 0.1%
2,601,433 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 2,469,995
TOTAL NATIONAL 2,469,995
NEBRASKA - 0.6%
8,345,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 8,943,900
5,040,000 Central Plains Energy Project, Nebraska, Gas Supply
Revenue Bonds, Refunding Series 2025A Subseries 2025A-1,
(Mandatory Put 8/01/31)
5 .000 08/01/55 5,451,576
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 1,723,579
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .350 09/01/35 7,432,579
2,490,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .850 09/01/35 1,999,662
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .100 09/01/36 2,865,563
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,636,219
TOTAL NEBRASKA 30,053,078

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.4%
$ 6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5 .000% 07/01/27 $ 6,624,897
3,500,000 Clark County, Nevada, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017,
(Mandatory Put 3/31/26)
3 .750 01/01/36 3,508,839
1,000,000 (c),(d) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 12/01/25)
3 .950 12/01/26 999,870
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1 .850 10/01/33 1,653,333
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .000 10/01/36 1,576,549
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2 .200 10/01/36 2,410,944
TOTAL NEVADA 16,774,432
NEW HAMPSHIRE - 0.9%
8,485,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4 .000 12/01/28 8,627,281
3,605,000 National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 3,607,368
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 11,516,325
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3 .300 06/01/40 5,029,937
4,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/03/27)
3 .300 06/01/38 4,526,943
8,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5 .000 06/01/32 9,129,297
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .100 07/01/39 2,487,136
TOTAL NEW HAMPSHIRE 44,924,287
NEW JERSEY - 2.1%
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/27 977,395
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/28 961,181
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/29 948,256
1,000,000 Freehold Township Board of Education, Monmouth County,
New Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/29 1,062,184
3,640,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/26 3,623,341
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/27 3,911,497
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 6,134,166
6,135,000 (a) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/33 6,630,975
920,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 921,267
9,180,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020E, (AMT)
0 .850 12/01/25 9,121,154
3,165,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 3,642,957

Portfolio of Investments September 30, 2025
(continued)
Limited Term
132
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5 .000% 07/01/29 $ 2,639,465
3,200,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024B
3 .500 05/01/29 3,251,871
7,230,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 7,348,372
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5 .000 06/15/30 1,764,921
1,345,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/26 1,383,726
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/32 2,128,827
5,125,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/27 5,305,459
5,490,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 5,795,166
14,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,972,124
3,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 3,697,890
2,385,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 2,319,785
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .250 07/15/28 6,455,915
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3 .000 03/01/28 6,712,855
TOTAL NEW JERSEY 101,710,749
NEW MEXICO - 0.8%
13,630,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0 .875 06/01/40 13,267,525
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5 .000 06/15/27 15,653,301
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2 .800 07/01/34 1,565,052
2,140,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1 .950 07/01/36 1,735,276
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1 .875 07/01/36 780,380
1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .125 09/01/39 1,170,001
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5 .000 06/15/26 1,762,860
203,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
3 .750 05/01/28 202,990
TOTAL NEW MEXICO 36,137,385
NEW YORK - 8.1%
10,000,000 Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4 .250 04/01/42 10,132,544
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/27 1,776,506
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,802,453
1,400,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/28 1,508,815
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/30 8,714,724

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3 .000% 09/01/49 $ 2,526,127
5,020,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5 .000 11/15/32 5,143,771
3,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/28 3,741,029
11,180,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/29 12,174,046
2,250,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5 .000 11/15/32 2,467,613
10,850,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2015C-1
5 .250 11/15/29 10,884,342
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/26 1,066,284
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/27 1,501,703
10,020,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3 .700 05/01/63 10,031,861
10,250,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, (Mandatory Put 1/01/26)
0 .900 11/01/60 10,182,891
3,065,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3 .700 05/01/64 3,116,731
5,835,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2 .000 11/01/35 4,806,758
3,170,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A
3 .450 11/01/34 3,170,071
3,010,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019G-1B
2 .550 11/01/34 2,711,997
825,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999
- AGM Insured
2 .250 10/01/29 790,458
6,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1
5 .000 02/01/34 6,036,562
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5 .000 11/01/28 9,523,153
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 8,431,921
810,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/27 842,521
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/29 5,077,515
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/28 1,597,034
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/29 2,176,855
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/30 1,666,528
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/28 5,383,354
6,600,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/29 7,259,677

Portfolio of Investments September 30, 2025
(continued)
Limited Term
134
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,375,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series A-1
5 .000% 08/01/33 $ 4,440,260
27,510,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series C-1
5 .000 08/01/27 28,817,537
3,125,000 New York City, New York, General Obligation Bonds, Fiscal
2023 Series 1
5 .000 08/01/26 3,190,248
7,710,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 8,076,452
12,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/28 13,373,024
5,500,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,622,478
2,080,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 11/01/26)
1 .000 11/01/61 2,025,595
4,850,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1 .100 11/01/61 4,679,236
9,545,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put
5/01/27)
2 .500 11/01/60 9,476,641
7,415,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .500 11/01/34 7,426,530
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .100 11/01/35 3,465,555
8,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2,
(Mandatory Put 5/01/29)
3 .600 11/01/63 8,184,582
6,675,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3 .800 11/01/62 6,678,136
1,835,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024B-2, (Mandatory Put
12/15/29)
3 .350 12/15/54 1,847,910
9,775,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2 .650 10/01/34 8,832,064
2,415,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .000 10/01/35 2,001,600
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .100 10/01/35 2,872,462
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .000 10/01/33 3,018,722
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .200 10/01/36 8,028,443
4,640,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .200 10/01/36 3,728,926
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2 .950 10/01/37 14,519,125
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 10,889,179
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,785,375
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/27 5,212,396
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/28 2,122,063

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000% 12/01/29 $ 2,153,368
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 3,058,697
1,000,000 Oyster Bay, Nassau County, New York, General Obligation
Bonds, Refunding Public Improvement Series 2022 - AGM
Insured
5 .000 08/01/27 1,050,664
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/26 3,179,502
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/27 10,448,372
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 4,103,625
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/27 500,865
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/26 2,249,294
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/28 2,313,022
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,343,500
10,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series
2023A
5 .000 11/15/26 10,293,315
3,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 3,178,333
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5 .000 11/15/27 8,496,702
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Refunding Series 2022B
5 .000 05/15/26 10,162,675
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A
5 .000 06/01/26 1,949,123
TOTAL NEW YORK 384,041,440
NORTH CAROLINA - 0.9%
6,705,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 6,749,492
3,920,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018C, (Mandatory Put 10/31/25)
3 .450 01/15/48 3,921,407
5,490,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018E, (Mandatory Put 10/31/25)
0 .800 01/15/48 5,479,098
4,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
3 .200 07/01/56 4,110,228
870,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .450 07/01/34 769,549
2,785,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .625 01/01/35 2,523,763
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .000 07/01/36 4,033,484

Portfolio of Investments September 30, 2025
(continued)
Limited Term
136
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 1,645,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000% 01/01/28 $ 1,654,716
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5 .000 10/01/27 11,295,591
TOTAL NORTH CAROLINA 40,537,328
NORTH DAKOTA - 0.8%
2,345,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 2,346,602
1,655,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/25 1,657,120
2,380,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/26 2,423,356
2,555,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/27 2,640,148
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4 .000 05/01/27 225,616
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/28 485,342
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/29 383,692
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/30 407,979
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/32 325,295
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5 .000 05/01/32 5,575,250
670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/29 707,854
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/30 567,112
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/31 599,201
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/32 629,001
610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/33 663,016
6,235,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
2 .800 07/01/32 5,947,447
2,285,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .000 07/01/34 2,143,638
2,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2 .700 07/01/35 2,221,501
3,250,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .100 07/01/35 2,675,879
3,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .050 07/01/36 2,924,891
2,540,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .300 07/01/36 2,071,038
TOTAL NORTH DAKOTA 37,620,978
OHIO - 4.0%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 1,553,066
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 9,637,497
12,185,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 13,079,517
10,480,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 11,333,786

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000% 06/01/32 $ 4,726,784
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 3,317,382
7,895,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 8,344,676
4,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 4,691,327
1,520,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 1,489,369
2,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 2,197,973
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 967,554
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/25 1,003,003
2,745,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Series 2025B
5 .000 12/01/29 3,027,882
6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005B, (AMT)
3 .700 07/01/28 6,009,078
3,345,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 3,350,048
15,750,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 15,074,506
10,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 9,571,115
2,380,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014A, (Mandatory Put 10/01/29)
2 .400 12/01/38 2,269,144
11,905,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 11,438,336
20,250,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 20,710,566
12,635,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 12,899,576
360,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 362,279
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3 .500 09/01/34 1,330,843
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2 .800 09/01/34 2,310,096
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .500 09/01/35 1,259,035
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .050 09/01/36 2,978,356
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .250 09/01/36 2,369,448

Portfolio of Investments September 30, 2025
(continued)
Limited Term
138
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,610,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .800% 09/01/35 $ 1,618,667
1,640,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 03/01/36 1,644,002
1,490,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 09/01/36 1,485,313
6,235,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .100 09/01/39 6,217,932
1,850,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4 .000 09/01/27 1,909,086
2,505,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022B
4 .000 03/01/27 2,563,432
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4 .000 09/01/27 3,658,222
2,440,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put
5/01/28)
2 .750 01/01/52 2,429,621
5,050,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/39 5,342,726
1,395,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000 12/01/31 1,597,256
1,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000 12/01/32 1,154,817
TOTAL OHIO 186,923,316
OKLAHOMA - 4.1%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/31 1,089,933
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/32 1,108,951
1,600,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/27 1,564,233
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5 .000 09/01/31 5,572,340
5,015,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5 .000 09/01/27 5,229,267
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/32 4,607,156
9,095,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/27 9,288,988
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,970,551
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/27 7,874,120
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,483,186
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/27 1,037,584

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
3 .250% 10/01/28 $ 1,002,451
4,410,000 Cushing Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Cushing Public
Schools Project, Series 2022
5 .000 09/01/32 4,929,521
2,330,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/26 2,372,565
200,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/26 203,526
450,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/27 467,258
525,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/29 554,239
560,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/30 590,352
1,100,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/31 1,155,399
860,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/32 900,223
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/31 1,371,467
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/32 1,045,354
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/33 1,358,374
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5 .000 09/01/27 5,236,564
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 1,060,730
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/29 1,080,342
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/26 1,469,711
630,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/27 643,805
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/28 742,731
725,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/29 755,086
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/27 1,124,075
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/28 1,146,840
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4 .000 03/01/27 5,311,787

Portfolio of Investments September 30, 2025
(continued)
Limited Term
140
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,030,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5 .000% 09/01/28 $ 1,093,217
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/26 594,897
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/27 1,021,725
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/28 1,231,037
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/29 1,039,615
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/30 1,048,037
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/31 1,043,562
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/32 1,037,358
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
3 .250 04/01/26 3,657,133
2,530,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2024
4 .000 03/01/26 2,543,567
5,850,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 5,778,515
6,850,000 Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2025A
1 .000 07/01/27 6,642,742
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/26 1,917,648
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/27 3,267,972
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 1,462,191
385,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/29 402,014
365,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2 .650 09/01/35 330,223
7,500,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5 .000 04/01/27 7,761,173
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 2,039,457
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/28 268,226
400,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/29 416,242
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/30 366,720
255,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/31 267,905

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000% 12/01/32 $ 399,456
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/26 549,770
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/28 1,326,715
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/26 770,187
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/27 715,220
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/31 399,666
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/32 492,509
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/33 512,917
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/34 2,167,990
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/35 1,160,100
1,115,000 Texas County Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Guymon Public Schools
Project, Series 2018
5 .000 12/01/25 1,118,706
3,625,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2023A
1 .000 03/01/26 3,586,514
8,750,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
0 .050 04/01/26 8,607,429
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4 .000 07/01/26 10,074,923
10,740,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5 .000 09/01/28 11,470,725
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0 .500 11/01/25 12,760,599
1,470,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/27 1,499,452
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/28 308,708
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/27 529,830
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/29 484,249
1,850,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/31 1,794,616
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/27 1,809,271
TOTAL OKLAHOMA 195,119,437

Portfolio of Investments September 30, 2025
(continued)
Limited Term
142
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 1.0%
$ 1,085,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000% 06/15/26 $ 1,104,067
1,000,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 1,044,238
2,390,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/27 2,493,684
2,105,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/28 2,192,724
1,000,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/30 1,115,553
1,250,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/31 1,415,356
3,040,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/32 3,480,414
1,200,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/27 1,250,386
11,585,000 Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4 .000 07/01/42 11,969,468
7,525,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .050 07/01/36 6,113,834
8,000,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 7,999,946
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5 .000 05/01/27 2,601,961
2,750,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5 .000 05/01/28 2,932,171
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 955,176
TOTAL OREGON 46,668,978
PENNSYLVANIA - 4.0%
5,410,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/26 5,438,578
2,055,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/26 2,075,414
4,435,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/27 4,575,538
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,583,066
19,483,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 17,640,744
10,137,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 7,174,395
1,575,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 1,555,706
3,775,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 3,486,684
1,025,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 1,007,008
390,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 392,268
5,230,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016B
2 .625 02/15/27 5,226,804
4,565,000 Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019
4 .000 11/15/30 4,722,720

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 8,065,000 Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450% 12/01/39 $ 7,454,842
6,540,000 Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 6,738,324
1,000,000 (b) North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/30 1,110,120
504,166 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 221,833
277,700 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 49,986
3,000,000 (c) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 1/15/26)
3 .850 04/01/49 2,998,720
15,000,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management
Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put
11/02/26)
1 .100 06/01/31 14,566,350
3,750,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 3,624,761
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .250 10/01/28 1,272,480
1,750,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,755,559
6,135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .200 10/01/32 6,129,309
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .000 04/01/27 3,383,718
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .050 10/01/27 3,345,057
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .400 10/01/32 8,472,716
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3 .650 10/01/32 1,020,223
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2 .950 10/01/34 2,367,118
7,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 6,253,036
4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .300 10/01/35 4,071,889
10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .250 10/01/36 8,102,083
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3 .950 04/01/35 3,661,386
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5 .000 09/01/27 9,432,751
5,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 5,471,762
8,250,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 9,494,253
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,569,416
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,482,743
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/25 1,001,517

Portfolio of Investments September 30, 2025
(continued)
Limited Term
144
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 850,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000% 11/01/26 $ 868,896
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/27 1,040,917
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/28 1,058,020
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/29 1,073,343
3,100,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/29 3,327,297
380,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 374,871
2,550,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5 .000 11/01/25 2,552,698
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5 .000 07/01/27 1,232,643
TOTAL PENNSYLVANIA 188,459,562
PUERTO RICO - 3.0%
2,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 2,613,803
3,700,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 3,861,757
2,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 2,576,331
935,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 973,818
3,880,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 3,907,917
21,485,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 20,323,734
36,562,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 32,380,422
30,188,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 24,735,594
10,142,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 7,634,197
636,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 636,201
105,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 35,856
5,927,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 5,677,517
17,443,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 18,059,738
13,828,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 14,798,643
1,860,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 2,063,067
1,674,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,197,623
710,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 702,553

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 634,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/35 $ 618,888
TOTAL PUERTO RICO 142,797,659
RHODE ISLAND - 0.7%
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2 .800 10/01/34 3,160,891
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .050 10/01/36 11,289,827
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .350 10/01/36 8,109,620
3,070,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .100 10/01/35 2,548,688
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2 .125 10/01/36 4,094,811
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .300 10/01/35 1,024,437
2,925,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 2,864,991
TOTAL RHODE ISLAND 33,093,265
SOUTH CAROLINA - 0.7%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5 .000 11/01/26 465,851
6,000,000 Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,540,037
3,985,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/29 4,374,905
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .650 07/01/34 1,035,452
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .000 07/01/35 2,289,319
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1 .850 07/01/36 4,819,151
595,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .450 07/01/38 606,642
2,865,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .000 07/01/39 2,847,431
11,050,000 South Carolina Jobs-Economic Development Authority,
Revenue Bonds, International Paper Company Project,
Refunding Environmental Improvement Series 2023A, (AMT),
(Mandatory Put 4/01/26)
4 .000 04/01/33 11,103,652
TOTAL SOUTH CAROLINA 34,082,440
SOUTH DAKOTA - 0.4%
3,060,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
1 .900 11/01/36 2,436,884
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
1 .850 11/01/36 3,902,470
7,310,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .300 11/01/37 5,914,610
1,225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022C
4 .125 11/01/37 1,225,212
2,275,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .000 11/01/37 2,274,677
2,755,000 (b) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 3,150,383
TOTAL SOUTH DAKOTA 18,904,236

Portfolio of Investments September 30, 2025
(continued)
Limited Term
146
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.0%
$ 3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5 .000% 05/01/30 $ 4,082,118
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/32 2,476,436
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/33 2,961,979
800,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 812,295
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/27 725,084
10,800,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 11,068,675
1,640,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 1,770,690
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .850 07/01/32 840,195
2,890,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .400 07/01/34 2,877,270
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2 .800 07/01/34 2,816,170
610,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2 .100 07/01/35 507,403
1,835,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .050 07/01/36 1,492,522
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .000 07/01/37 1,775,051
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .050 07/01/36 2,717,711
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4 .050 07/01/37 906,203
3,750,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 4,058,922
2,155,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4 .000 11/01/49 2,157,379
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,032,101
TOTAL TENNESSEE 46,078,204
TEXAS - 10.7%
1,445,000 Arlington, Texas, Water and Wastewater System Revenue
Bonds, Refunding Improvement  Series 2024
5 .000 06/01/26 1,468,915
1,660,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/26 1,662,834
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/27 1,304,638
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/29 1,941,637
550,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/25 551,371
5,365,000 (b) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/29 5,870,054
2,310,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/26 2,361,703
2,280,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/27 2,389,193
1,050,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/26 1,078,909
12,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/29 13,167,289
6,950,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 7,455,838
13,415,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 13,479,244

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,410,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000% 02/15/33 $ 11,937,943
5,000,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000 02/15/34 5,771,840
2,500,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/30 2,754,987
3,830,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/31 4,286,170
6,885,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 7,466,723
6,430,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/26 6,566,023
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 7,098,470
6,060,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 6,262,159
3,000,000 (b) Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/30 3,337,769
9,980,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 10,997,907
6,725,000 Fort Bend County, Texas, Certificates of Obligation, Series 2025 5 .000 03/01/30 7,411,390
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/28 3,731,132
2,595,000 Fort Worth, Texas, General Obligation Bonds, General Purpose
Series 2025
5 .000 03/01/31 2,908,641
1,295,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5 .000 03/01/30 1,427,744
3,005,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5 .000 03/01/30 3,313,029
3,665,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 4,048,407
5,095,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/27 5,269,165
5,450,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 5,775,936
5,780,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 6,254,689
9,570,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/32 9,576,294
5,185,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020C-3,
(Mandatory Put 12/01/26)
5 .000 06/01/32 5,321,460
10,085,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 10,350,420
3,240,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,432,825
8,310,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 8,899,932
4,530,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 4,964,331
5,680,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 6,229,089
6,570,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/30 7,345,942

Portfolio of Investments September 30, 2025
(continued)
Limited Term
148
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,550,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000% 09/15/27 $ 2,677,762
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/28 2,687,064
1,710,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/26 1,747,188
2,535,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/27 2,653,431
4,230,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 4,536,031
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,071,629
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .000 11/15/26 3,081,586
2,225,000 Houston, Texas, General Obligation Bonds, Public
Improvement and Refunding Series 2024B
5 .000 03/01/26 2,246,358
7,080,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/29 7,659,106
6,000,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/30 6,622,956
8,845,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 8,931,530
3,180,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/36 3,486,486
3,420,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/37 3,718,338
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 5,431,744
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/29 6,649,942
1,250,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5 .000 08/15/29 1,368,425
1,000,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5 .000 08/15/30 1,114,855
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5 .000 05/15/26 1,318,798
7,250,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 1996, (AMT)
4 .250 05/01/30 7,572,298
2,030,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,032,432
750,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 777,291
3,230,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put
11/03/25)
3 .850 05/01/50 3,229,618
3,750,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 3,772,441
5,140,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/30 5,733,563
5,430,000 (b) North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/31 6,096,976
7,375,000 North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5 .000 09/01/29 8,089,990
3,570,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 3,682,068

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,200,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000% 01/01/27 $ 3,219,206
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4 .000 02/15/32 5,003,288
8,685,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 9,200,274
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5 .000 03/15/35 8,078,105
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/01/30 1,926,299
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Taxable Series 2024
5 .000 02/01/32 1,970,618
2,150,000 (b) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/30 2,384,883
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/28 5,296,596
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 5,407,792
8,955,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 9,032,587
7,550,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 8,159,921
2,475,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2019A
3 .500 07/01/34 2,475,016
4,860,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .100 01/01/39 4,852,217
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1 .850 09/01/36 2,672,722
5,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 5,380,526
15,040,000 Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 16,942,560
5,665,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 6,191,582
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 12/31/33 4,247,985
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 06/30/34 3,075,081
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/30 3,141,799
4,005,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/31 4,148,270
5,025,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/26 5,081,417
3,155,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/27 3,274,299
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/31 8,529,244
13,330,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015A
5 .000 10/01/32 13,295,129
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015B
5 .000 10/01/36 9,994,650

Portfolio of Investments September 30, 2025
(continued)
Limited Term
150
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,315,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000% 08/15/31 $ 5,963,392
4,010,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 4,060,638
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 4,638,959
12,710,000 (b) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 04/15/30 14,095,816
TOTAL TEXAS 505,202,819
UTAH - 0.8%
1,000,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/30 1,111,349
2,750,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/27 2,862,912
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/26 1,116,906
1,205,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/27 1,249,227
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/28 1,164,402
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/29 1,757,893
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,603,321
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2025A, (AMT)
5 .000 07/01/28 2,117,096
5,160,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5 .000 05/15/60 5,256,234
3,610,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .050 07/01/39 3,595,437
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .000 06/01/26 709,719
1,515,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/30 1,695,078
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/31 1,279,592
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/32 1,583,325
6,595,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 7,142,961
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5 .000 06/15/30 3,561,628
TOTAL UTAH 37,807,080
VERMONT - 0.1%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .200 11/01/36 925,774
2,875,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .125 11/01/39 2,844,887
TOTAL VERMONT 3,770,661
VIRGINIA - 0.8%
2,700,000 Alexandria Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, 431 S Columbus St Block
4, Series 2024A, (Mandatory Put 12/01/25)
3 .400 12/01/54 2,701,246
4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1 .450 04/01/27 4,378,238
2,000,000 Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2025A
5 .000 07/15/26 2,035,764
5,270,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 5,504,837

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5 .000% 12/01/26 $ 7,759,823
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/35 6,029,277
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .000 10/01/39 1,783,883
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .100 07/01/40 2,723,552
1,300,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 1,304,346
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/36 1,988,727
1,715,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 1,727,656
TOTAL VIRGINIA 37,937,349
WASHINGTON - 1.3%
2,530,000 (b) King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/30 2,837,104
4,905,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2025B, (AMT)
5 .000 10/01/29 5,302,475
3,770,000 Port of Seattle, Washington, Revenue Bonds, Refunding First
Lien Series 2016B, (AMT)
5 .000 10/01/28 3,803,643
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/27 6,745,349
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/28 3,972,622
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/31 4,727,549
1,625,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/25 1,625,000
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/26 2,959,522
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/27 3,181,294
2,380,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/28 2,525,168
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .000 12/01/36 2,988,832
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .250 12/01/36 1,207,843
3,622,001 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 3,491,937
2,700,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax Series R-2025E
5 .000 08/01/32 3,096,982
160,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5 .000 07/01/26 162,939
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 5,516,513
8,225,000 Washington State, General Obligation Bonds, Various Purpose
Series 2026A
5 .000 08/01/31 9,338,354
TOTAL WASHINGTON 63,483,126

Portfolio of Investments September 30, 2025
(continued)
Limited Term
152
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.6%
$ 2,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Refunidng Series 2015A, (Mandatory
Put 6/15/28)
3 .375% 03/01/40 $ 2,541,941
2,605,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 2,669,201
7,095,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2010, (Mandatory Put
12/15/25)
0 .625 12/01/38 7,058,354
1,000,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,043,614
9,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000 06/01/37 9,412,594
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/27 2,123,010
1,015,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/28 1,016,402
2,405,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025B, (Mandatory Put 6/01/33)
5 .000 06/01/55 2,627,612
TOTAL WEST VIRGINIA 28,492,728
WISCONSIN - 2.7%
1,385,000 Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A
3 .000 03/01/26 1,385,703
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4 .000 03/01/36 2,510,093
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5 .000 10/01/26 6,602,147
9,750,000 Madison, Wisconsin, Industrial Development Revenue
Refunding Bonds, Madison Gas and Electric Company Projects,
Series 2020A
3 .750 10/01/27 9,913,977
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5 .000 06/01/26 3,726,635
8,545,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 8,569,522
12,505,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1 .100 07/01/29 12,279,401
4,000,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1 .100 04/01/33 3,927,096
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 2,251,643
5,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 5,006,489
7,080,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2002B, (Mandatory Put
10/01/31)
5 .000 04/01/54 7,839,832
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4 .500 06/01/27 3,834,345
4,015,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 4,087,932

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 5,000,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000% 02/15/51 $ 5,103,139
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 03/01/31 1,652,815
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 09/01/31 1,650,306
5,075,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .500 09/01/34 4,483,070
2,360,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3 .750 05/01/54 2,361,045
1,740,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 1,741,366
6,000,000 Wisconsin State, General Obligation Bonds, Refunding
Forward Delivery Series 2025-2
5 .000 05/01/27 6,244,707
2,205,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/27 2,294,930
9,250,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 9,879,567
10,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/30 11,170,022
6,580,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/32 7,575,602
TOTAL WISCONSIN 126,091,384
WYOMING - 0.6%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 20,247,896
2,510,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .450 12/01/34 2,197,432
1,310,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2 .625 12/01/35 1,174,594
2,575,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .100 12/01/35 2,126,926
5,375,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .000 12/01/36 4,278,288
TOTAL WYOMING 30,025,136
TOTAL MUNICIPAL BONDS
(Cost $4,666,010,231) 4,598,356,078
TOTAL LONG-TERM INVESTMENTS
(Cost $4,666,010,231) 4,598,356,078
BORROWINGS - (0.1)% (g) (5,752,672)
OTHER ASSETS & LIABILITIES, NET -  2.9% 139,114,131
NET ASSETS - 100% $ 4,731,717,537
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $75,763,110 or 1.6% of Total Investments.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments September 30, 2025
(continued)
Limited Term

See Notes To Financial Statements
(g) Borrowings as a percentage of Total Investments is 0.1%.

Portfolio of Investments September 30, 2025
Short Term
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.1%
446647670 MUNICIPAL BONDS - 100.1% 446647670
ALABAMA - 4.9%
$ 4,225,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Pre-refunded 12/01/25),
(Mandatory Put 12/01/25)
4 .000% 12/01/49 $ 4,239,256
2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/27 2,069,938
500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/27 505,748
300,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/27 311,103
1,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/28 1,053,840
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5 .000 06/01/27 1,030,901
1,600,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Fixed Rate Series 2023B-1
5 .500 11/01/27 1,673,912
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/27 1,046,903
2,985,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 2,991,163
630,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 639,831
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5 .000 04/01/28 1,572,066
1,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/27 1,540,253
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5 .000 12/01/26 1,294,891
300,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/28 314,290
1,580,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B
5 .000 01/01/28 1,631,117
TOTAL ALABAMA 21,915,212
ALASKA - 2.0%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .250 12/01/27 822,818
1,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/27 1,053,469
5,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2025A
5 .000 12/01/27 5,254,348
500,000 Alaska Municipal Bond Bank, General Obligation Bonds,
Refunding Three Series 2025
5 .000 10/01/29 549,653
1,015,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/27 1,062,682
TOTAL ALASKA 8,742,970
ARIZONA - 3.7%
650,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 654,185
530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 541,255
2,420,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 2,461,461
1,000,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(Mandatory Put 3/31/26)
3 .750 03/01/39 1,002,525

Portfolio of Investments September 30, 2025
(continued)
Short Term
156
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 640,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000% 07/01/26 $ 651,899
510,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/27 533,174
370,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/28 396,334
7,550,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5 .000 01/01/46 7,654,946
1,165,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2023 Series 2025B
5 .000 07/01/28 1,249,206
385,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/28 412,108
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,095,677
TOTAL ARIZONA 16,652,770
CALIFORNIA - 2.7%
1,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E-1
5 .000 09/01/27 1,037,782
1,750,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B
5 .000 12/01/27 1,810,916
150,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 157,693
500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D
5 .000 07/01/30 530,975
1,000,000 (c),(d) California Pollution Control Financing Authority, (AMT),
(Mandatory Put 10/15/25)
3 .850 11/01/42 999,949
260,000 (c),(d) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 259,821
2,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 2,148,075
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT)
5 .000 05/15/29 2,152,706
1,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/29 1,078,859
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/26 2,034,032
TOTAL CALIFORNIA 12,210,808
COLORADO - 6.6%
655,000 (d) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 644,294
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4 .000 05/01/26 99,942
630,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 646,414
1,785,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5 .000 11/15/36 1,827,547
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/26 508,484
2,265,000 Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 2,276,751

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 12,320,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000% 05/15/62 $ 12,546,539
2,300,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 2,333,653
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/25 2,005,110
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .250 11/15/26 3,598,117
2,055,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,149,789
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Refunding & Improvement Series
2022A - BAM Insured
5 .000 12/01/26 297,329
100,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/25 100,343
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/27 531,119
TOTAL COLORADO 29,565,431
CONNECTICUT - 2.4%
630,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 05/15/28 637,722
650,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 11/15/28 661,125
550,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 554,010
2,000,000 (b) Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 2,188,421
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/28 1,061,606
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/29 1,085,449
1,180,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Forward
Delivery Series 2021C
5 .000 01/01/27 1,217,634
3,340,000 University of Connecticut, General Obligation Bonds,
Refunding Series 2023A
5 .000 08/15/27 3,501,682
TOTAL CONNECTICUT 10,907,649
DELAWARE - 0.3%
225,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .250 07/01/27 226,700
205,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .300 01/01/28 207,259
590,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .350 07/01/28 598,007
430,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .400 01/01/29 437,736
TOTAL DELAWARE 1,469,702
DISTRICT OF COLUMBIA - 2.0%
6,005,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/26 6,129,218
1,700,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/25 1,700,000
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/25 1,000,000
TOTAL DISTRICT OF COLUMBIA 8,829,218

Portfolio of Investments September 30, 2025
(continued)
Short Term
158
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 3.9%
$ 1,735,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000% 07/01/57 $ 1,478,175
720,000 (b) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .650 01/01/28 716,561
350,000 (b) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .700 07/01/28 346,974
815,000 (b) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .750 01/01/29 809,570
5,090,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/29 5,577,124
1,035,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/25 1,035,000
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .000 10/01/26 2,652,750
2,545,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C, (Mandatory Put 11/15/26)
5 .000 11/15/52 2,605,662
1,000,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 1,114,031
350,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 375,415
365,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 400,515
150,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/29 164,655
TOTAL FLORIDA 17,276,432
GEORGIA - 3.1%
1,605,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/28 1,702,034
1,235,000 (b) Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/29 1,342,463
4,420,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 4,513,763
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/26 1,011,428
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/27 1,028,435
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5 .000 12/01/26 1,020,869
250,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/26 255,564
500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/27 520,598
1,660,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/28 1,786,522
805,000 Wayne County School District, Georgia, General Obligation
Sales Tax Bonds, Series 2023
5 .250 09/01/27 848,229
TOTAL GEORGIA 14,029,905
GUAM - 0.1%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/29 529,039
TOTAL GUAM 529,039
HAWAII - 0.8%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5 .000 07/01/28 2,210,870
25,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 24,774
1,000,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 1,098,520
TOTAL HAWAII 3,334,164

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 270,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .125% 07/01/28 $ 271,285
725,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .200 01/01/29 729,529
590,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .300 07/01/29 594,749
TOTAL IDAHO 1,595,563
ILLINOIS - 5.8%
425,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A
0 .000 12/01/25 422,363
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2024C
5 .000 01/01/27 4,108,084
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2016A
5 .000 01/01/26 1,005,080
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/27 3,071,745
545,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 547,769
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5 .000 12/01/26 1,192,818
825,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5 .000 11/15/25 827,262
1,000,000 Illinois Development Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019,
(Mandatory Put 11/03/25)
4 .250 11/01/44 1,000,224
400,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
5 .000 10/01/25 400,000
565,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 590,574
200,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/25 200,384
200,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 200,934
1,980,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 2,028,946
870,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 910,138
940,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 982,528
1,005,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/28 1,063,320
1,055,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 1,137,172
2,280,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5 .000 06/15/27 2,363,554
500,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/27 520,868
525,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/28 556,402
1,010,000 (a) Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2005 - NPFG Insured, (ETM)
0 .000 11/01/25 1,007,347
1,085,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5 .000 03/01/26 1,094,871
700,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5 .000 03/01/28 736,386
TOTAL ILLINOIS 25,968,769

Portfolio of Investments September 30, 2025
(continued)
Short Term
160
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.6%
$ 500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000% 07/15/26 $ 509,178
510,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/27 530,976
505,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 01/15/28 531,973
1,430,000 Crown Point Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Crown Point Community School Corporation,
Series 2021
5 .000 01/15/26 1,439,447
500,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 493,435
1,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 1,078,968
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5 .000 07/01/26 709,504
405,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .000 01/15/27 416,872
1,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 1,017,727
500,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 513,486
TOTAL INDIANA 7,241,566
KANSAS - 1.1%
1,295,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 1,390,664
545,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 598,265
650,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 658,584
1,000,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes
Series 2025A
5 .000 09/01/26 1,020,479
1,060,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/26 1,062,172
TOTAL KANSAS 4,730,164
KENTUCKY - 2.1%
775,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 791,353
560,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5 .000 11/01/27 589,532
1,115,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5 .000 11/01/25 1,116,994
455,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 503,464
200,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 194,539
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B
5 .000 08/01/28 1,046,881
360,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 390,271
3,500,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2019C-1, (Mandatory Put 2/01/28)
4 .000 02/01/50 3,579,832
140,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 141,061

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,000,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4 .700% 06/01/54 $ 1,010,868
TOTAL KENTUCKY 9,364,795
LOUISIANA - 2.1%
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/26 3,315,008
3,000,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/29 3,260,978
1,490,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 1,503,098
1,370,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 1,387,926
TOTAL LOUISIANA 9,467,010
MARYLAND - 0.2%
1,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 1,034,904
TOTAL MARYLAND 1,034,904
MASSACHUSETTS - 2.5%
385,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 421,186
1,950,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5 .000 07/01/27 2,007,068
540,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 542,373
750,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .400 12/01/27 753,539
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5 .000 07/01/26 5,073,109
2,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/29 2,172,369
TOTAL MASSACHUSETTS 10,969,644
MICHIGAN - 2.2%
635,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 636,269
850,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
2 .875 04/01/28 849,060
1,920,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
3 .350 12/01/28 1,946,191
3,110,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 3,382,915
3,065,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 3,049,253
TOTAL MICHIGAN 9,863,688
MINNESOTA - 3.4%
690,000 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A
0 .000 02/01/26 682,971
1,130,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000 02/01/28 1,197,295
900,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4 .375 08/01/29 912,125
420,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 420,451
1,060,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 1,119,985

Portfolio of Investments September 30, 2025
(continued)
Short Term
162
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,315,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000% 11/15/25 $ 1,318,196
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien
Series 2016A
5 .000 01/01/26 1,006,117
2,015,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/26 2,025,644
275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .700 07/01/28 279,726
285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .800 01/01/29 290,795
265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .850 07/01/29 271,312
750,000 Moorhead, Minnesota, General Obligation Bonds,
Improvement Series 2022A
5 .000 02/01/26 756,052
250,000 Mountain Lake, Minnesota, General Obligation Bonds, Series
2021A
2 .000 12/15/25 249,340
425,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/26 426,780
500,000 Northern Municipal Power Agency, Minnesota, Electric System
Revenue Bonds, Refunding Series 2016
5 .000 01/01/26 502,654
2,030,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2016A
5 .000 05/01/27 2,056,686
95,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2021A
2 .000 09/01/26 93,119
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 181,739
300,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4 .000 02/01/26 300,823
1,225,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 1,214,655
TOTAL MINNESOTA 15,306,465
MISSISSIPPI - 0.6%
1,075,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/28 1,134,132
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5 .000 03/01/28 1,421,469
265,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 272,354
TOTAL MISSISSIPPI 2,827,955
MISSOURI - 2.3%
1,000,000 Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa
Fe Series 2023, (Mandatory Put 7/01/27)
5 .000 07/01/45 1,025,145
160,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 148,235
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 926,471
2,595,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 2,613,949
250,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
5 .000 02/15/26 250,905

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .200% 11/01/26 $ 285,634
525,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .250 05/01/27 528,389
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .300 11/01/27 302,955
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .000 12/01/26 513,975
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/26 630,619
1,170,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5 .000 07/01/26 1,187,544
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/26 1,655,661
TOTAL MISSOURI 10,069,482
MONTANA - 0.2%
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .200 06/01/29 371,200
370,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .250 12/01/29 377,283
TOTAL MONTANA 748,483
NEBRASKA - 0.9%
175,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Refunding Series 2020A
5 .000 11/15/25 175,395
2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5 .000 12/01/26 2,790,809
1,255,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,259,788
TOTAL NEBRASKA 4,225,992
NEVADA - 0.3%
1,360,000 Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2018B - AGM Insured
5 .000 06/15/27 1,420,396
TOTAL NEVADA 1,420,396
NEW HAMPSHIRE - 0.4%
1,190,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3 .300 06/01/40 1,197,125
500,000 New Hampshire Housing Finance Authority, Multi-Family
Housing Revenue Bonds, Series 2024-2
3 .150 07/01/27 501,509
TOTAL NEW HAMPSHIRE 1,698,634
NEW JERSEY - 0.8%
515,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 519,607
600,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022A,
(AMT)
5 .000 12/01/25 601,447
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 12/01/26 1,298,667
1,185,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2021A
5 .000 06/15/26 1,204,401
TOTAL NEW JERSEY 3,624,122

Portfolio of Investments September 30, 2025
(continued)
Short Term
164
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.2%
$ 775,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Refunding Series 2025B
5 .000% 08/01/28 $ 830,668
TOTAL NEW MEXICO 830,668
NEW YORK - 4.2%
500,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/28 538,862
1,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/27 1,049,017
1,300,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 1,333,851
2,625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5 .000 11/01/27 2,766,724
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 1,053,990
1,875,000 New York City, New York, General Obligation Bonds, Fiscal
2023 Series 1
5 .000 08/01/26 1,914,149
1,370,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 1,435,116
1,200,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2,
(Mandatory Put 5/01/29)
3 .600 11/01/64 1,212,999
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/27 1,059,450
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 1,088,918
2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/26 2,964,463
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 2,118,888
TOTAL NEW YORK 18,536,427
NORTH CAROLINA - 2.0%
2,040,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
3 .200 07/01/56 2,040,113
2,015,000 North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A,
(Mandatory Put 2/01/26)
5 .000 02/01/51 2,029,028
2,000,000 North Carolina State, Federal Grant Anticipation Revenue
Bonds, Refunding Vehicle Series 2025
5 .000 03/01/28 2,123,732
1,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/26 1,005,333
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/27 1,749,115
TOTAL NORTH CAROLINA 8,947,321
NORTH DAKOTA - 0.5%
350,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 350,239
215,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/25 215,276
450,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/26 454,667
475,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/27 488,690

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 480,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000% 05/01/28 $ 500,993
TOTAL NORTH DAKOTA 2,009,865
OHIO - 2.1%
1,440,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Revenue Bonds, Children's Hospital Medical Center,
Refunding Series 2022A
5 .000 11/15/25 1,443,840
1,000,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5 .000 01/01/27 1,024,535
265,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5 .000 07/01/26 269,172
1,070,000 Dublin, Ohio, General Obligation Bonds, Limited Tax
Refunding Various Purpose Improvement Series 2025
5 .000 12/01/29 1,184,750
1,165,000 (d) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 1,178,673
500,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 501,634
1,430,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 1,432,671
1,125,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 1,150,587
1,000,000 Upper Arlington, Ohio, General Obligation Bonds, Various
Purpose Limited Tax Refunding Series 2025
5 .000 12/01/28 1,081,492
TOTAL OHIO 9,267,354
OKLAHOMA - 0.7%
1,475,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5 .000 06/01/28 1,562,762
750,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/27 779,877
250,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 265,183
605,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 616,936
TOTAL OKLAHOMA 3,224,758
OREGON - 1.8%
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/28 1,068,977
1,500,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/29 1,640,232
300,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/25 300,000
1,005,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 959,952
4,050,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/26 4,119,168
TOTAL OREGON 8,088,329
PENNSYLVANIA - 2.0%
1,600,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/26 1,608,452
1,685,000 Montgomery County, Pennsylvania, General Obligation Bonds,
Series 2025A
5 .000 03/01/28 1,790,471
1,000,000 (b) North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/28 1,065,249
1,140,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 1,247,562

Portfolio of Investments September 30, 2025
(continued)
Short Term
166
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 525,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .000% 12/01/25 $ 526,932
1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/28 1,055,013
1,390,000 University of Pittsburgh of the Commonwealth System of
Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023
5 .000 02/15/29 1,502,065
TOTAL PENNSYLVANIA 8,795,744
PUERTO RICO - 1.7%
1,240,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 1,248,922
352,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 332,974
384,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 340,082
68,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 55,718
4,339,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 4,492,402
860,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 920,367
TOTAL PUERTO RICO 7,390,465
SOUTH CAROLINA - 0.2%
1,000,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/28 1,075,597
TOTAL SOUTH CAROLINA 1,075,597
SOUTH DAKOTA - 0.1%
410,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
3 .300 11/01/29 417,466
TOTAL SOUTH DAKOTA 417,466
TENNESSEE - 1.0%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 105,941
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/28 1,064,837
260,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 263,996
885,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/26 886,445
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,032,102
TOTAL TENNESSEE 4,353,321
TEXAS - 14.8%
1,000,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/25 1,002,493
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/27 1,305,996
645,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/26 650,455
400,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/27 413,069
4,715,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 5,058,169
545,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 547,610
555,000 Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/26 559,818

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,560,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000% 02/15/29 $ 1,687,591
1,295,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 1,404,416
1,200,000 (b) Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/28 1,273,198
1,245,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 1,286,533
1,000,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 1,101,995
1,585,000 Dickinson Independent School District, Galveston County,
Texas, General Obligation Bonds, Refunding Series 2023A
5 .000 02/15/27 1,641,797
1,420,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/27 1,469,571
600,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 662,768
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/27 1,034,183
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 1,059,805
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 1,082,126
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/27 517,092
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/28 529,071
2,055,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019A
5 .000 12/01/25 2,062,388
5,675,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 5,824,356
1,450,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 1,589,024
1,820,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 1,995,940
585,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 614,310
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5 .000 07/01/26 3,689,048
1,195,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 1,206,691
525,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020
5 .000 02/15/26 528,226
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 1,074,529
1,125,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/28 1,192,013
1,220,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/29 1,335,422
1,000,000 Lake Dallas Independent School District, Denton County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/15/29 1,092,803
460,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 08/15/28 494,409
1,230,000 McKinney Independent School District, Collin County, Texas,
General Obligation Bonds, Refunding & School Building Series
2021
5 .000 02/15/27 1,271,201
2,235,000 Midlothian Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2020
5 .000 02/15/26 2,255,241

Portfolio of Investments September 30, 2025
(continued)
Short Term
168
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 100,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000% 12/01/64 $ 103,639
605,000 (c) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc.
Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put
11/03/25)
3 .850 05/01/50 604,928
1,250,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 1,257,480
2,735,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/29 2,993,754
1,905,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 1,964,801
1,330,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 1,408,908
315,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1 .875 01/01/26 313,160
1,055,000 San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2024
5 .000 02/01/27 1,090,554
1,500,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 1,622,337
555,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 559,809
1,020,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 1,102,400
545,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
2 .950 07/01/28 544,522
565,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
3 .000 01/01/29 564,708
1,055,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 1,183,702
TOTAL TEXAS 65,828,059
UTAH - 0.5%
500,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/29 543,938
1,405,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 1,521,738
TOTAL UTAH 2,065,676
VIRGIN ISLANDS - 0.6%
1,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/25 1,000,000
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/26 1,657,970
TOTAL VIRGIN ISLANDS 2,657,970
VIRGINIA - 1.4%
3,220,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 3,363,487
260,000 (b) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .650 01/01/28 259,157
265,000 (b) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .700 07/01/28 263,940
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .600 12/01/28 1,500,936
500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
3 .250 09/01/29 501,713

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 500,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000% 11/01/52 $ 500,295
TOTAL VIRGINIA 6,389,528
WASHINGTON - 4.0%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5 .000 04/01/26 2,527,774
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/27 1,599,998
5,485,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put
8/01/26)
5 .000 08/01/49 5,510,161
770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/25 770,000
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,398,712
1,780,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 1,948,292
TOTAL WASHINGTON 17,754,937
WEST VIRGINIA - 0.3%
570,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 584,048
400,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/27 420,510
500,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/28 536,793
TOTAL WEST VIRGINIA 1,541,351
WISCONSIN - 2.5%
1,250,000 Kenosha, Wisconsin, General Obligation Promissory Notes
Series 2021B
1 .000 10/01/25 1,250,000
400,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
5 .000 01/01/26 402,042
300,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Carson Valley Medical Center, Series 2021A
3 .000 12/01/26 292,773
325,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2020A
5 .000 06/01/26 329,642
1,590,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 1,594,563
1,300,000 Racine, Racine County, Wisconsin, General Obligation Bonds,
Promissory Notes Series 2025
4 .500 03/15/27 1,309,899
1,000,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
5 .000 04/01/27 1,036,920
1,360,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/27 1,364,198
435,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/25 435,000
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/26 457,436
250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
5 .000 07/01/26 253,656
460,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021
2 .250 07/01/26 450,168
2,030,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 2,168,164
TOTAL WISCONSIN 11,344,461

Portfolio of Investments September 30, 2025
(continued)
Short Term
170
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 0.1%
$ 500,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000% 06/01/26 $ 507,441
TOTAL WYOMING 507,441
TOTAL MUNICIPAL BONDS
(Cost $443,344,906) 446,647,670
TOTAL LONG-TERM INVESTMENTS
(Cost $443,344,906) 446,647,670
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (584,128)
NET ASSETS - 100% $ 446,063,542
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,874,072 or 1.1% of Total Investments.

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2025 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 3,774,212,409 $ 8,026,408,079 $ 4,598,356,078 $ 446,647,670
Affiliated investments, at value
++
17,451,000 8,725,500 – –
Short-term investments, at value
◊
– 110,029,747 – –
Cash 52,799,366 16,020,323 7,972,387 884,986
Receivables:
Interest 48,320,830 93,621,748 51,428,193 5,363,385
Investments sold 34,479,938 71,823,537 77,126,532 2,656,556
Reimbursement from Adviser 4,126 2,063 – 26,825
Shares sold 3,135,800 7,177,601 3,386,961 4,006,810
Sale of Vistra Vision interest
#
(1)
25,686,386 95,196,271 100,479,320 791,146
Other 358,207 506,156 355,014 78,977
Total assets 3,956,448,062 8,429,511,025 4,839,104,485 460,456,355
LIABILITIES
Borrowings 13,130,119 8,086,737 5,752,672 –
Floating rate obligations 122,385,000 – – –
Payables:
Management fees 1,219,906 2,563,556 1,349,589 142,076
Dividends 2,046,130 5,418,333 1,905,636 167,637
Interest 2,135,523 25,498 17,697 1,475
Investments purchased - regular settlement 28,027,540 17,157,489 10,761,100 2,152,220
Investments purchased - when-issued/delayed-delivery settlement 51,722,919 137,180,199 77,492,234 9,668,639
Shares redeemed 9,542,258 14,456,475 6,005,372 2,040,166
Vistra Vision sale transactions costs
(1)
624,441 2,314,239 2,442,671 19,233
Accrued expenses:
Custodian fees 269,655 392,226 312,199 48,204
Directors/Trustees fees 321,116 489,478 342,743 35,039
Professional fees 34,121 27,318 27,221 19,777
Shareholder reporting expenses 71,713 96,997 120,614 27,548
Shareholder servicing agent fees 317,843 718,433 706,115 32,005
12b-1 distribution and service fees 359,948 136,919 141,601 35,723
Other 8,445 12,366 9,484 3,071
Total liabilities 232,216,677 189,076,263 107,386,948 14,392,813
Commitments and contingencies
(2)
Net assets $ 3,724,231,385 $ 8,240,434,762 $ 4,731,717,537 $ 446,063,542
NET ASSETS CONSIST OF:
Paid-in capital $ 4,809,194,180 $ 8,628,410,328 $ 4,876,054,082 $ 460,144,918
Total distributable earnings (loss) (1,084,962,795) (387,975,566) (144,336,545) (14,081,376)
Net assets $ 3,724,231,385 $ 8,240,434,762 $ 4,731,717,537 $ 446,063,542
†
   Long-term investments, cost $ 3,781,557,444 $ 8,255,621,480 $ 4,666,010,231 $ 443,344,906
++
   Affiliated investments, cost $ 17,677,750 $ 8,602,500 $ — $ —
◊
   Short-term investments, cost $ — $ 110,030,000 $ — $ —
#
   Net of discount of $ 1,132,612 $ 4,197,574 $ 4,430,523 $ 34,884
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
172
All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 1,750,194,448 $ 706,636,764 $ 771,856,442 $ 196,316,725
Shares outstanding 176,368,444 79,967,872 70,090,792 19,868,913
Net asset value ("NAV") per share $ 9.92 $ 8.84 $ 11.01 $ 9.88
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.35 $ 9.11 $ 11.29 $ 10.13
CLASS C:
Net assets $ 88,955,282 $ 25,938,297 $ 16,853,760 $ 5,152,700
Shares outstanding 8,965,875 2,933,619 1,537,134 523,391
NAV and offering price per share $ 9.92 $ 8.84 $ 10.96 $ 9.84
CLASS R6:
Net assets $ 127,128,097 $ — $ — $ —
Shares outstanding 12,749,592 — — —
NAV and offering price per share $ 9.97 $ — $ — $ —
CLASS I:
Net assets $ 1,757,953,558 $ 7,507,859,701 $ 3,943,007,335 $ 244,594,117
Shares outstanding 176,428,500 846,933,988 359,554,962 24,714,061
NAV and offering price per share $ 9.96 $ 8.86 $ 10.97 $ 9.90
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2025 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Dividends from affiliated investments $ 339,990 $ 126,573 $ — $ —
Interest 93,154,651 151,414,711 76,465,262 7,228,800
Total investment income 93,494,641 151,541,284 76,465,262 7,228,800
EXPENSES
– – – –
Management fees 7,508,169 15,128,755 8,131,318 833,832
12b-1 service fees - Class A 1,760,484 704,346 778,718 188,804
12b-1 distribution and service fees - Class C 470,838 134,051 89,288 26,964
Shareholder servicing agent fees - Class A 319,056 130,208 237,978 27,865
Shareholder servicing agent fees - Class C 17,081 4,955 5,456 797
Shareholder servicing agent fees - Class R6 3,371 — — —
Shareholder servicing agent fees - Class I 320,251 1,331,318 1,185,861 33,965
Interest expense 2,594,389 101,100 106,018 43,204
Directors/Trustees fees 69,025 147,640 29,661 7,840
Custodian expenses, net 176,837 265,718 201,095 31,633
Registration fees 76,945 85,857 58,937 38,914
Professional fees 23,789 15,978 49,692 26,849
Shareholder reporting expenses 62,200 86,812 95,217 21,946
Other 22,697 31,630 24,181 3,608
Total expenses before fee waiver/expense reimbursement 13,425,132 18,168,368 10,993,420 1,286,221
Fee waiver/expense reimbursement — — — (167,665)
Net expenses 13,425,132 18,168,368 10,993,420 1,118,556
Net investment income (loss) 80,069,509 133,372,916 65,471,842 6,110,244
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (15,688,464) (5,879,665) 2,704,050 104,313
Futures contracts 665,499 — — —
Net realized gain (loss) (15,022,965) (5,879,665) 2,704,050 104,313
Change in unrealized appreciation (depreciation) on:
Investments (3,315,079) 106,598,193 63,292,310 2,109,338
Affiliated investments 74,410 154,973 — —
Net change in unrealized appreciation (depreciation) (3,240,669) 106,753,166 63,292,310 2,109,338
Net realized and unrealized gain (loss) (18,263,634) 100,873,501 65,996,360 2,213,651
Net increase (decrease) in net assets from operations $ 61,805,875 $ 234,246,417 $ 131,468,202 $ 8,323,895

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 80,069,509 $ 170,457,795 $ 133,372,916 $ 243,470,963
Net realized gain (loss) (15,022,965) 1,366,546 (5,879,665) 49,642,861
Net change in unrealized appreciation (depreciation) (3,240,669) (98,508,707) 106,753,166 (157,916,947)
Net increase (decrease) in net assets from operations 61,805,875 73,315,634 234,246,417 135,196,877
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (37,475,538) (76,635,222) (11,148,466) (22,409,276)
Class C (1,628,867) (3,714,821) (313,341) (678,338)
Class R6 (2,888,249) (5,490,382) — —
Class I (39,615,409) (80,835,437) (121,017,944) (219,001,552)
Total distributions (81,608,063) (166,675,862) (132,479,751) (242,089,166)
FUND SHARE TRANSACTIONS
Subscriptions 505,199,137 797,338,410 1,822,044,367 1,992,487,176
Reinvestments of distributions 69,160,721 140,824,897 102,316,049 187,632,826
Redemptions (736,790,336) (1,288,486,105) (1,448,085,194) (1,825,307,273)
Net increase (decrease) from Fund share transactions (162,430,478) (350,322,798) 476,275,222 354,812,729
Net increase (decrease) in net assets (182,232,666) (443,683,026) 578,041,888 247,920,440
Net assets at the beginning of period 3,906,464,051 4,350,147,077 7,662,392,874 7,414,472,434
Net assets at the end of period $ 3,724,231,385 $ 3,906,464,051 $ 8,240,434,762 $ 7,662,392,874

See Notes to Financial Statements

Limited Term Short Term
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 65,471,842 $ 133,405,880 $ 6,110,244 $ 12,410,509
Net realized gain (loss) 2,704,050 64,598,345 104,313 589,338
Net change in unrealized appreciation (depreciation) 63,292,310 (99,978,823) 2,109,338 1,462,162
Net increase (decrease) in net assets from operations 131,468,202 98,025,402 8,323,895 14,462,009
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,700,712) (21,888,542) (2,811,759) (5,217,884)
Class C (172,421) (429,893) (57,594) (129,875)
Class I (56,733,397) (116,835,869) (3,631,854) (7,152,465)
Total distributions (67,606,530) (139,154,304) (6,501,207) (12,500,224)
FUND SHARE TRANSACTIONS
Subscriptions 532,762,434 1,109,047,713 111,774,723 148,665,351
Reinvestments of distributions 55,655,763 112,696,325 5,454,067 10,056,647
Redemptions (645,454,436) (1,685,090,763) (85,457,102) (244,382,912)
Net increase (decrease) from Fund share transactions (57,036,239) (463,346,725) 31,771,688 (85,660,914)
Net increase (decrease) in net assets 6,825,433 (504,475,627) 33,594,376 (83,699,129)
Net assets at the beginning of period 4,724,892,104 5,229,367,731 412,469,166 496,168,295
Net assets at the end of period $ 4,731,717,537 $ 4,724,892,104 $ 446,063,542 $ 412,469,166

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
9/30/25
(d)
$ 9.96 $ 0.21 $ (0.04) $ 0.17 $ (0.21) $ — $ (0.21) $ 9.92
3/31/25
10.20 0.41 (0.25) 0.16 (0.40) — (0.40) 9.96
3/31/24
10.13 0.38 0.06 0.44 (0.37) — (0.37) 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21
11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
Class
C
9/30/25
(d)
9.96 0.17 (0.04) 0.13 (0.17) — (0.17) 9.92
3/31/25
10.20 0.32 (0.24) 0.08 (0.32) — (0.32) 9.96
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21
11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
Class
R6
9/30/25
(d)
10.01 0.22 (0.04) 0.18 (0.22) — (0.22) 9.97
3/31/25
10.25 0.43 (0.24) 0.19 (0.43) — (0.43) 10.01
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21
11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
Class
I
9/30/25
(d)
10.01 0.22 (0.05) 0.17 (0.22) — (0.22) 9.96
3/31/25
10.24 0.43 (0.24) 0.19 (0.42) — (0.42) 10.01
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21
11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1.74% $ 1,750,194 0.80%
(e)
0.66%
(e)
4.19%
(e)
28%
1.53 1,836,003 0.82 0.66 3.99 33
4.47 2,057,942 0.76 0.67 3.81 59
(5.48) 2,207,643 0.82 0.66 3.50 47
(5.76) 3,012,154 0.70 0.64 2.80 27
8.51 3,154,428 0.69 0.66 2.98 19
1.34 88,955 1.60
(e)
1.46
(e)
3.39
(e)
28
0.74 101,990 1.62 1.46 3.19 33
3.68 138,312 1.56 1.47 3.00 59
(6.26) 184,011 1.62 1.46 2.70 47
(6.54) 265,767 1.50 1.44 2.00 27
7.73 293,333 1.49 1.46 2.18 19
1.88 127,128 0.57
(e)
0.43
(e)
4.42
(e)
28
1.82 131,342 0.59 0.43 4.23 33
4.71 137,329 0.53 0.44 4.04 59
(5.30) 142,935 0.58 0.42 3.74 47
(5.58) 159,516 0.47 0.41 3.04 27
8.79 114,355 0.45 0.42 3.19 19
1.76 1,757,954 0.60
(e)
0.46
(e)
4.39
(e)
28
1.86 1,837,129 0.62 0.46 4.20 33
4.60 2,016,564 0.56 0.47 4.00 59
(5.23) 2,264,482 0.62 0.46 3.69 47
(5.55) 4,249,974 0.50 0.44 3.00 27
8.69 4,281,209 0.49 0.45 3.17 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
9/30/25
(e)
$ 8.73 $ 0.14 $ 0.11 $ 0.25 $ (0.14) $ — $ (0.14) $ 8.84
3/31/25
8.85 0.27 (0.12) 0.15 (0.27) — (0.27) 8.73
3/31/24
8.77 0.25 0.07 0.32 (0.24) — (0.24) 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21
9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
Class
C
9/30/25
(e)
8.74 0.10 0.10 0.20 (0.10) — (0.10) 8.84
3/31/25
8.85 0.20 (0.12) 0.08 (0.19) — (0.19) 8.74
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21
9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
Class
I
9/30/25
(e)
8.76 0.15 0.10 0.25 (0.15) — (0.15) 8.86
3/31/25
8.88 0.29 (0.13) 0.16 (0.28) — (0.28) 8.76
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21
9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
2 .88% $ 706,637 0 .64%
(f)
0 .64%
(f)
3 .19%
(f)
14%
1 .65 719,633 0 .64 0 .63 3 .01 27
3 .70 765,602 0 .65 0 .65 2 .82 24
( 0 .90 ) 845,566 0 .65 0 .64 2 .38 21
( 3 .66 ) 940,178 0 .63 0 .63 1 .87 26
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .33 25,938 1 .44
(f)
1 .44
(f)
2 .39
(f)
14
0 .94 27,985 1 .45 1 .44 2 .21 27
2 .86 34,831 1 .45 1 .45 2 .02 24
( 1 .80 ) 43,566 1 .45 1 .44 1 .58 21
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
2 .86 7,507,860 0 .44
(f)
0 .44
(f)
3 .39
(f)
14
1 .85 6,914,775 0 .44 0 .43 3 .21 27
3 .90 6,614,040 0 .45 0 .45 3 .02 24
( 0 .67 ) 7,112,564 0 .45 0 .44 2 .57 21
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
9/30/25
(d)
$ 10.86 $ 0.14 $ 0.16 $ 0.30 $ (0.15) $ — $ — $ (0.15) $ 11.01
3/31/25
10.95 0.27 (0.08) 0.19 (0.28) — — (0.28) 10.86
3/31/24
10.87 0.24 0.07 0.31 (0.23) — — (0.23) 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21
11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
Class
C
9/30/25
(d)
10.81 0.10 0.16 0.26 (0.11) — — (0.11) 10.96
3/31/25
10.91 0.18 (0.09) 0.09 (0.19) — — (0.19) 10.81
3/31/24
10.82 0.15 0.08 0.23 (0.14) — — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21
10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
Class
I
9/30/25
(d)
10.82 0.15 0.16 0.31 (0.16) — — (0.16) 10.97
3/31/25
10.91 0.29 (0.08) 0.21 (0.30) — — (0.30) 10.82
3/31/24
10.82 0.26 0.08 0.34 (0.25) — — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21
10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .78% $ 771,856 0 .63%
(e)
0 .63%
(e)
2 .64%
(e)
17%
1 .74 790,406 0 .63 0 .62 2 .45 27
2 .89 928,083 0 .63 0 .63 2 .19 22
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
2 .37 16,854 1 .43
(e)
1 .43
(e)
1 .84
(e)
17
0 .86 18,998 1 .43 1 .42 1 .64 27
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
2 .88 3,943,007 0 .43
(e)
0 .43
(e)
2 .84
(e)
17
1 .96 3,915,488 0 .43 0 .42 2 .65 27
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
9/30/25
(e)
$ 9.84 $ 0.14 $ 0.05 $ 0.19 $ (0.15) $ — $ (0.15) $ 9.88
3/31/25
9.80 0.27 0.05 0.32 (0.28) — (0.28) 9.84
3/31/24
9.79 0.22 0.01 0.23 (0.22) — (0.22) 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21
10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
Class
C
9/30/25
(e)
9.80 0.10 0.05 0.15 (0.11) — (0.11) 9.84
3/31/25
9.76 0.19 0.05 0.24 (0.20) — (0.20) 9.80
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 ( — )
(g)
(0.36) (0.36) ( — )
(g)
— — 9.79
3/31/21
10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
Class
I
9/30/25
(e)
9.85 0.15 0.06 0.21 (0.16) — (0.16) 9.90
3/31/25
9.81 0.29 0.05 0.34 (0.30) — (0.30) 9.85
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21
10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
1 .91% $ 196,317 0 .70%
(f)
0 .68%
(f)
0 .63%
(f)
0 .61%
(f)
2 .78%
(f)
22%
3 .28 185,521 0 .71 0 .68 0 .63 0 .60 2 .79 29
2 .36 205,142 0 .72 0 .71 0 .72 0 .71 2 .27 41
0 .77 281,531 0 .69 0 .69 0 .69 0 .69 1 .20 52
( 2 .80 ) 277,719 0 .67 0 .67 0 .67 0 .67 0 .77 37
2 .90 329,109 0 .68 0 .68 0 .68 0 .68 1 .08 38
1 .49 5,153 1 .50
(f)
1 .48
(f)
1 .43
(f)
1 .41
(f)
1 .98
(f)
22
2 .45 5,273 1 .51 1 .48 1 .43 1 .40 1 .99 29
1 .43 8,102 1 .52 1 .51 1 .52 1 .51 1 .46 41
0 .00
(g)
13,160 1 .49 1 .49 1 .49 1 .49 0 .41 52
( 3 .50 ) 12,359 1 .47 1 .47 1 .47 1 .47 ( 0 .02 ) 37
2 .08 16,519 1 .48 1 .48 1 .48 1 .48 0 .29 38
2 .11 244,594 0 .50
(f)
0 .48
(f)
0 .43
(f)
0 .41
(f)
2 .98
(f)
22
3 .48 221,675 0 .51 0 .48 0 .43 0 .40 2 .99 29
2 .44 282,925 0 .52 0 .51 0 .52 0 .51 2 .45 41
0 .98 404,284 0 .49 0 .49 0 .49 0 .49 1 .39 52
( 2 .51 ) 447,376 0 .47 0 .47 0 .47 0 .47 0 .97 37
3 .10 469,157 0 .48 0 .48 0 .48 0 .48 1 .28 38

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc.
is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen
Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of
Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period : The end of the reporting period for the Funds is September 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 17,451,000 $ – $ – $ 17,451,000
Municipal Bonds – 3,774,211,895 482 3,774,212,377
Variable Rate Senior Loan Interests – – 32 32
Total $ 17,451,000 $ 3,774,211,895 $ 514 $ 3,791,663,409
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 8,725,500 $ – $ – $ 8,725,500
Mortgage-Backed Securities – 40,170,891 – 40,170,891
Municipal Bonds – 7,984,295,569 – 7,984,295,569
Variable Rate Senior Loan Interests – – 1,941,619 1,941,619
Short-Term Investments:
Municipal Bonds – 110,029,747 – 110,029,747
Total $ 8,725,500 $ 8,134,496,207 $ 1,941,619 $ 8,145,163,326
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,598,356,078 $ – $ 4,598,356,078
Total $ – $ 4,598,356,078 $ – $ 4,598,356,078
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 446,647,670 $ – $ 446,647,670
Total $ – $ 446,647,670 $ – $ 446,647,670

4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and
Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-
deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 122,385,000 $ — $ 122,385,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 167,069,315 2.96%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 122,385,000 $ — $ 122,385,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 1,040,475,113 $ 49,677,088 $ 1,148,983,995 $ 50,000,000
Intermediate Duration
1,507,654,363 4,418,440 1,058,857,820 65,191
Limited Term
754,733,936 — 818,890,681 —
Short Term
131,559,609 — 94,466,296 —

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through
December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,”
respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts: During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
All-American $–**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in futures contracts during the current fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
All-American
Futures contracts Interest rate $ 665,499 $ –

Notes to Financial Statements
(continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/25
Year Ended
3/31/25
All-American Shares Value Shares Value
Subscriptions:
Class A 14,210,707 $138,955,177 27,065,412 $275,543,562
Class A - automatic conversion of Class C 18,395 180,258 22,648 231,220
Class C 494,732 4,833,315 1,064,843 10,849,623
Class R6 2,779,764 27,323,775 4,467,976 45,570,171
Class I 33,948,124 333,906,612 45,536,377 465,143,834
Total subscriptions 51,451,722 505,199,137 78,157,256 797,338,410
Reinvestments of distributions:
Class A 3,364,206 32,945,838 6,634,435 67,369,635
Class C 156,335 1,531,014 339,725 3,449,481
Class R6 191,510 1,885,000 349,075 3,561,863
Class I 3,335,637 32,798,869 6,516,561 66,443,918
Total reinvestments of distributions 7,047,688 69,160,721 13,839,796 140,824,897
Redemptions:
Class A (25,472,462) (249,192,619) (51,321,621) (521,779,549)
Class C (1,903,413) (18,612,201) (4,710,751) (47,899,211)
Class C - automatic conversion to Class A (18,401) (180,258) (22,651) (231,220)
Class R6 (3,337,215) (32,786,893) (5,098,971) (52,021,380)
Class I (44,438,118) (436,018,365) (65,387,885) (666,554,745)
Total redemptions (75,169,609) (736,790,336) (126,541,879) (1,288,486,105)
Net increase (decrease) (16,670,199) $(162,430,478) (34,544,827) $(350,322,798)
Six Months Ended
9/30/25
Year Ended
3/31/25
Intermediate Duration Shares Value Shares Value
Subscriptions:
Class A 8,794,408 $76,433,647 13,669,407 $120,899,844
Class A - automatic conversion of Class C 435 3,784 4,223 37,298
Class C 259,144 2,252,757 588,891 5,228,313
Class I 200,592,232 1,743,354,179 210,209,139 1,866,321,721
Total subscriptions 209,646,219 1,822,044,367 224,471,660 1,992,487,176
Reinvestments of distributions:
Class A 1,103,042 9,601,223 2,169,785 19,177,870
Class C 33,363 290,491 70,805 626,096
Class I 10,585,160 92,424,335 18,928,356 167,828,860
Total reinvestments of distributions 11,721,565 102,316,049 21,168,946 187,632,826
Redemptions:
Class A (12,346,755) (107,129,097) (19,917,630) (176,151,754)
Class C (561,965) (4,883,781) (1,385,606) (12,272,296)
Class C - automatic conversion to Class A (435) (3,784) (4,219) (37,298)
Class I (153,669,386) (1,336,068,532) (184,597,812) (1,636,845,925)
Total redemptions (166,578,541) (1,448,085,194) (205,905,267) (1,825,307,273)
Net increase (decrease) 54,789,243 $476,275,222 39,735,339 $354,812,729

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
9/30/25
Year Ended
3/31/25
Limited Term Shares Value Shares Value
Subscriptions:
Class A 3,304,179 $35,900,403 7,166,218 $78,488,579
Class A - automatic conversion of Class C 725 7,862 12,635 138,977
Class C 43,045 468,474 134,396 1,462,823
Class I 45,845,408 496,385,695 94,351,024 1,028,957,334
Total subscriptions 49,193,357 532,762,434 101,664,273 1,109,047,713
Reinvestments of distributions:
Class A 830,879 9,052,983 1,707,797 18,689,391
Class C 15,468 167,787 38,121 415,361
Class I 4,278,295 46,434,993 8,588,672 93,591,573
Total reinvestments of distributions 5,124,642 55,655,763 10,334,590 112,696,325
Redemptions:
Class A (6,808,790) (74,069,044) (20,853,814) (228,249,071)
Class C (277,356) (3,006,419) (1,254,630) (13,689,773)
Class C - automatic conversion to Class A (728) (7,862) (12,689) (138,977)
Class I (52,574,667) (568,371,111) (132,399,838) (1,443,012,942)
Total redemptions (59,661,541) (645,454,436) (154,520,971) (1,685,090,763)
Net increase (decrease) (5,343,542) $(57,036,239) (42,522,108) $(463,346,725)
Six Months Ended
9/30/25
Year Ended
3/31/25
Short Term Shares Value Shares Value
Subscriptions:
Class A 3,488,382 $34,338,975 5,116,424 $50,356,150
Class C 142,605 1,395,912 174,234 1,705,425
Class I 7,705,116 76,039,836 9,820,001 96,603,776
Total subscriptions 11,336,103 111,774,723 15,110,659 148,665,351
Reinvestments of distributions:
Class A 253,775 2,500,119 463,905 4,561,207
Class C 5,217 51,186 11,613 113,723
Class I 294,168 2,902,762 546,577 5,381,717
Total reinvestments of distributions 553,160 5,454,067 1,022,095 10,056,647
Redemptions:
Class A (2,729,616) (26,852,021) (7,664,895) (75,334,245)
Class C (162,401) (1,593,395) (478,065) (4,680,899)
Class I (5,781,753) (57,011,686) (16,709,914) (164,367,768)
Total redemptions (8,673,770) (85,457,102) (24,852,874) (244,382,912)
Net increase (decrease) 3,215,493 $31,771,688 (8,720,120) $(85,660,914)

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 3,670,839,820 $ 96,903,866 $ (98,465,298) $ (1,561,432)
Intermediate Duration
8,364,723,566 116,664,025 (336,224,265) (219,560,240)
Limited Term
4,663,519,008 56,276,835 (121,439,765) (65,162,930)
Short Term
443,371,518 3,908,785 (632,633) 3,276,152
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 20,998,360 $ 841,130 $ — $ 751,346 $ (1,073,867,302) $ — $ (13,884,140) $ (1,065,160,606)
Intermediate
Duration
30,763,855 2,073,818 — (327,893,317) (173,863,747) — (20,822,840) (489,742,231)
Limited Term
23,824,107 2,078,471 — (128,399,615) (94,190,323) — (11,510,857) (208,198,217)
Short Term
2,380,903 14,802 — 1,159,384 (18,374,352) — (1,084,801) (15,904,064)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2025 through March 31, 2025 and paid on April 1, 2025.
Fund Short-Term Long-Term Total
All-American
1
$ 534,814,943 $ 539,052,359 $ 1,073,867,302
Intermediate Duration 135,477,649 38,386,098 173,863,747
Limited Term 92,243,546 1,946,777 94,190,323
Short Term 2,491,880 15,882,472 18,374,352
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion 0.1875 0.1875 0.1375 0.1375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2027, may be terminated or modified prior to the date only with the approval of the Board.
Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the
Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
All-American
0.1564%
Intermediate Duration
0.1564
Limited Term
0.1564
Short Term
0.1564
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
Short Term 0.45% 7/31/2027 N/A
N/A - Not Applicable.

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ — $ — $ —
Intermediate Duration
— — —
Limited Term
2,178,176 — —
Short Term
— 3,332,922 (206)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
All-American
$ 851,983 $ 831,849
Intermediate Duration
342,028 335,527
Limited Term
78,539 74,148
Short Term
48,908 47,109
Fund
Commission
Advances
All-American
$ 725,147
Intermediate Duration
326,057
Limited Term
60,870
Short Term
42,699
Fund
12b-1 Fees
Retained
All-American
$ 31,352
Intermediate Duration
12,539
Limited Term
3,206
Short Term
2,704
Fund
CDSC
Retained
All-American
$ 99,540
Intermediate Duration
17,838
Limited Term
179
Short Term
—

Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787.
Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the fiscal period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
9/30/25
Value at
9/30/25
Dividend
Income
All-American
Exchange-Traded Funds
Nuveen Municipal Income ETF $17,376,590 $– $– $– $74,410 700,000 $17,451,000 $339,990
Total $17,376,590 $– $– $– $74,410 700,000 $17,451,000 $339,990
Intermediate Duration
Exchange-Traded Funds
Nuveen Municipal Income ETF $1,861,777 $6,708,750 $– $– $154,973 350,000 $8,725,500 $126,573
Total $1,861,777 $6,708,750 $– $– $154,973 350,000 $8,725,500 $126,573
Fund
Maximum
Outstanding
Balance
All-American
$ 15,100,000
Intermediate Duration
13,600,000
Limited Term
32,600,000
Short Term
13,404,626

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
23 $ 8,570,875 5.52%
Intermediate Duration
3 8,862,246 5.45
Limited Term
7 8,661,565 5.50
Short Term
16 6,944,039 5.53

1
Portfolio of Investments September 30, 2025
High Yield
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 126.8%
211884 COMMON STOCKS - 0.0% 211884
MATERIALS - 0.0%
3,839 (a),(b) Ingevity Corporation $ 211,874
978 (b),(c) PALOUSE FIBER HOLDINGS 10
TOTAL MATERIALS 211,884
TOTAL COMMON STOCKS
(Cost $146,700) 211,884
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
24299892 CORPORATE BONDS - 0.2% 24299892
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 1,585,000 (d) College for Certain Inc 4 .800% 06/01/60 1,159,740
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,159,740
CONSUMER SERVICES - 0.1%
21,600,000 (c) Wild Rivers Water Park 8 .500 11/01/51 14,040,000
TOTAL CONSUMER SERVICES 14,040,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,160,655 (c),(d) Benloch Ranch Improvement Association0 0 9 .750 12/01/39 6,269,798
3,232,511 (c),(d) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 2,830,354
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,100,152
TOTAL CORPORATE BONDS
(Cost $32,802,695) 24,299,892
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16631635909 MUNICIPAL BONDS - 126.6% 16631635909
ALABAMA - 2.0%
2,917,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1 .000 09/01/37 29
16,000,000 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6 .750 09/01/37 11,200,000
3,397,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6 .750 09/01/37 2,378,353
10,000,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 9,749,429
4,225,000 (d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 4,237,671
1,350,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5 .750 06/01/35 1,350,427
2,500,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5 .750 06/01/45 2,277,957
3,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 3,122,216
35,000,000 (f) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 36,425,851
8,225,000 (f) Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2024B, (Mandatory Put
6/01/32), (UB)
5 .250 07/01/54 9,016,878
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .500 10/01/49 4,068,244
1,530,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .000 10/01/56 1,450,876

Portfolio of Investments September 30, 2025
(continued)
High Yield
2
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 1,645,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375% 11/01/50 $ 1,809,448
75,375,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 76,181,460
4,600,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2021
4 .000 02/01/46 4,056,940
4,440,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 4,652,592
4,700,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 4,526,515
11,050,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 10,228,996
31,390,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 22,043,957
7,630,000 (f) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 8,061,442
3,000,000 Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A - AGM Insured
3 .000 09/01/51 2,065,087
47,420,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 47,306,230
TOTAL ALABAMA 266,210,598
ALASKA - 0.2%
10,000,000 (f) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .500 02/01/60 9,223,949
10,760,000 (f) Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A, (UB)
4 .000 11/01/52 9,793,366
TOTAL ALASKA 19,017,315
ARIZONA - 1.9%
580,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .500 07/01/37 577,267
1,390,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .750 07/01/47 1,325,185
1,505,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .875 07/01/52 1,430,206
700,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6 .000 11/01/37 661,899
3,850,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6 .250 11/01/50 3,367,281
1,280,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5 .125 07/01/47 1,194,767
565,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5 .250 07/01/51 525,418
3,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5 .250 07/01/52 2,796,401

3
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 5,440,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000% 07/01/49 $ 4,880,482
2,260,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
5 .500 12/15/48 2,179,657
28,925,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 18,654,840
37,730,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5 .750 12/15/57 26,834,221
2,450,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
3 .000 09/01/50 1,746,254
10,000,000 (d) Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Greenville University, Series 2022
6 .500 11/01/53 9,792,479
4,875,000 (d) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 4,955,867
11,260,000 (d),(e) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .500 06/01/50 7,882,000
3,970,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3 .000 02/01/45 3,014,490
22,350,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 17,883,172
9,573,067 (d),(e) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 6,701,147
2,000,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5 .500 07/01/40 1,801,685
1,056,000 (d) Eastmark Community Facilities District 1, Mesa, Arizona,
Special Assessment Revenue Bonds, Assessment District 2,
Series 2014
5 .375 07/01/39 1,049,755
2,055,000 (d) Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 2, Series 2015
5 .000 07/01/39 1,917,920
7,585,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 6,356,754
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5 .500 07/01/53 1,637,902
9,925,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5 .400 10/01/36 7,882,557
1,590,000 Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Cambridge Academy-East, Inc.
Project, Series 2010
6 .625 04/01/40 1,590,274
2,870,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .000 06/15/37 2,884,093
4,865,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .125 06/15/47 4,868,968
3,445,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 2,756,000
5,700,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 4,560,000
6,830,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 5,464,000

Portfolio of Investments September 30, 2025
(continued)
High Yield
4
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 13,805,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875% 07/01/51 $ 11,044,000
11,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 11,277,957
5,115,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .250 06/15/50 4,562,997
1,985,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/50 1,705,621
685,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 649,264
1,050,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .250 07/01/49 937,182
5,770,000 (d) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa
Project, Series 2015A
5 .000 12/15/34 5,682,428
80,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 84,391
21,530,000 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/37 22,899,407
17,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5 .375 10/01/56 13,787,092
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Taxable Series 2021B
6 .250 10/01/36 864,567
7,360,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6 .000 06/15/57 7,345,447
2,130,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021B
4 .000 12/01/56 1,652,567
2,140,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 1,609,811
3,365,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/47 2,230,665
3,085,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/52 1,984,756
4,340,000 (d) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Series 2012
5 .125 03/01/42 4,125,368
TOTAL ARIZONA 251,616,461
ARKANSAS - 0.4%
16,440,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 16,436,451
13,250,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 13,458,842
8,685,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 7,847,574
1,000,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Green
Series 2023A, (AMT)
6 .875 07/01/48 1,075,245
15,000,000 (f) Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured, (UB)
4 .125 08/01/50 14,107,680
TOTAL ARKANSAS 52,925,792

5
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 11.9%
$ 9,400,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .400% 10/01/49 $ 5,443,443
15,440,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 8,852,138
23,750,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .300 10/01/47 13,851,345
5,720,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .350 10/01/48 3,317,970
20,430,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .375 10/01/49 11,775,429
11,890,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .400 10/01/50 6,836,726
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 1,407,377
300,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250 03/01/36 301,243
9,075,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 8,714,825
10,900,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/46 9,904,019
1,700,000 (g) Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C
0 .000 05/01/42 1,322,882
1,770,000 Blythe Redevelopment Agency, California, Tax Allocation
Bonds, Redevelopment Project 1, Series 2011
9 .750 05/01/38 1,777,849
8,990,000 (f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5 .250 11/01/54 9,752,271
3,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4 .000 02/01/56 2,842,552
9,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 6,173,488
38,790,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 31,430,835
15,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Fresno County Tobacco
Funding Corporation, Subordinate Turbo Capital Series 2006A
0 .000 06/01/46 4,017,622
14,700,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
0 .000 06/01/57 2,336,552
33,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 6,157,183
65,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Series 2006A
0 .000 06/01/46 14,623,550
28,600,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Subordinate Turbo Capital Appreciation
Series 2006B
0 .000 06/01/46 6,434,362
31,595,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 32,114,169
29,910,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A - BAM Insured, (UB)
4 .000 08/15/48 28,854,536
10,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4 .000 11/01/44 9,277,299
7,500,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2, (UB)
4 .000 11/01/44 6,957,974

Portfolio of Investments September 30, 2025
(continued)
High Yield
6
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,500,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200% 12/01/27 $ 2,551,494
1,500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,415,900
640,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 640,904
1,595,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/48 1,506,987
1,550,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 1,445,991
1,000,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6 .200 06/15/54 1,042,742
2,300,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6 .375 06/15/64 2,408,138
2,830,000 (d) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9 .500 07/01/30 2,885,222
12,780,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 12,981,708
500,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6 .625 01/01/32 488,969
515,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6 .875 01/01/42 485,083
1,275,000 California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2014A
5 .000 01/01/35 1,097,958
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
4 .000 12/31/47 895,308
7,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 6,849,854
3,720,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022A
5 .250 09/01/52 3,792,797
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5 .000 09/01/54 1,253,243
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,199,734
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .125 09/01/59 1,258,995
3,500,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 3,490,172
7,910,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 6,336,476
870,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/39 867,299
1,000,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 919,053
2,055,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .125 06/15/37 2,076,829
3,025,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .250 06/15/47 3,033,882

7
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 20,000,000 (f) California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A, (UB)
4 .000% 08/01/47 $ 18,974,562
1,800,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .500 07/01/50 1,856,203
2,360,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/46 2,267,361
6,930,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 6,238,863
650,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group,
Taxable Series 2020B
6 .000 06/01/31 610,293
500,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/51 357,877
1,390,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/61 934,642
2,770,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .125 06/15/64 2,521,176
5,200,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5 .750 06/01/42 5,212,239
5,065,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5 .875 06/01/52 5,070,965
1,000,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/49 918,024
8,810,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .500 06/15/63 8,863,038
1,175,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/40 1,063,741
1,850,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/50 1,546,876
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,596,139
875,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6 .250 07/01/37 928,586
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6 .250 07/01/37 380,504
2,940,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6 .500 07/01/50 3,128,884
1,885,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6 .500 07/01/50 1,893,955
1,680,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .875 05/01/47 1,651,634
1,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5 .000 06/01/43 1,111,874
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/41 5,696,549
3,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/51 2,217,977

Portfolio of Investments September 30, 2025
(continued)
High Yield
8
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,600,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000% 06/01/51 $ 1,110,743
10,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000 06/01/60 8,354,205
3,615,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7 .000 06/01/54 3,277,553
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9 .000 06/01/34 384,003
4,810,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .125 03/01/52 3,493,389
3,750,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .250 03/01/62 2,655,425
1,280,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5 .750 07/01/41 1,288,823
2,250,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000 07/01/51 2,263,837
3,000,000 (f) California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3 .000 12/01/46 2,369,403
1,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3 .000 12/01/49 765,646
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/34 500,353
12,470,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 12,469,724
28,230,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 28,228,329
12,090,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 12,094,535
7,135,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 6,753,905
20,455,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 19,744,403
12,035,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 12,009,800
8,150,000 (d) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 7,708,108
3,245,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .375 09/01/35 3,248,955
3,285,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .625 09/01/45 3,287,216
3,660,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2016-02 Delta
Coves, Series 2022
5 .500 09/01/52 3,737,394
1,805,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 1,804,849
5,000,000 (f) Central Unified School District, Fresno County, California,
General Obligation Bonds, 2020 Election Series 2021A - AGM
Insured
4 .000 08/01/48 4,794,025

9
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (d) CMFA Special Finance Agency XII, California, Essential Housing
Revenue Bonds, Allure Apartments Project, Series 2022A-2
3 .250% 02/01/57 $ 710,461
3,250,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000 12/01/56 2,107,302
3,290,000 (d) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3 .000 08/01/56 2,190,126
65,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 65,070
1,000,000 County of Sacramento, California, McClellan Park Community
Facilities District No. 2004-1 Special Tax Bonds Series 2017
5 .000 09/01/35 1,019,497
46,840,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 35,574,708
12,950,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 11,641,014
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000 06/01/58 6,225,190
5,025,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Jefferson-Anaheim Series
2021A-2
3 .125 08/01/56 3,688,313
2,095,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3 .400 10/01/46 1,630,778
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4 .000 10/01/56 6,028,795
9,735,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4 .000 07/01/58 6,144,787
2,040,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Oceanaire-Long Beach,
Social Series 2021A-2
4 .000 09/01/56 1,439,973
5,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Orange City Portfolio,
Senior Lien Series 2021A-2
3 .000 03/01/57 3,315,754
4,825,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4 .000 12/01/56 3,639,132
965,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Towne-Glendale, Mezzanine
Lien Social Series 2022B
5 .000 09/01/37 971,816
4,375,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 3,039,416
21,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 6,251,937
9,400,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 5,585,168
27,280,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 19,010,829
8,030,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4 .000 12/01/59 4,378,559
30,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 20,026

Portfolio of Investments September 30, 2025
(continued)
High Yield
10
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,035,000 Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2023A
4 .000% 08/01/52 $ 4,650,631
5,000,000 (f) Dublin Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020 Series 2023B
4 .125 08/01/49 4,863,823
3,460,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6 .875 09/01/38 3,497,311
2,295,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 2,123,961
2,500,000 Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Election 2020 Series 2021A
3 .000 08/01/55 1,792,573
4,095,000 (f) Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4 .000 08/01/50 3,770,321
575,765,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 61,322,945
3,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 2,961,346
5,760,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home
Park, Refunding Series 2022A
5 .250 05/15/56 5,914,017
160,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5 .250 08/15/28 160,448
61,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 29,041,728
187,500,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0 .000 06/01/47 32,260,388
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .400 09/01/38 1,975,914
3,095,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .500 09/01/43 3,102,879
4,830,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .600 09/01/49 4,838,374
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .500 09/01/43 1,949,952
3,665,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .600 09/01/49 3,671,354
2,410,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .400 09/01/38 2,448,304
3,820,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .500 09/01/43 3,829,725
7,205,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .600 09/01/49 7,222,512
835,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .400 09/01/38 848,271
1,335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .500 09/01/43 1,338,398
2,515,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .600 09/01/49 2,519,361

11
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017 - AGM Insured
4 .000% 08/01/47 $ 4,818,714
20,925,000 (f),(g) Long Beach Community College District, California, General
Obligation Bonds, Refunding 2008 Election Series 2012B -
BAM Insured, (UB)
0 .000 08/01/49 14,442,761
22,355,000 (f) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2017A - BAM Insured, (UB)
4 .000 08/01/45 21,337,901
1,765,000 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012
6 .050 08/01/42 1,908,081
17,000,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .250 05/15/50 17,783,993
5,505,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .000 05/15/55 5,608,616
17,250,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .500 05/15/55 18,385,388
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Series 2022G, (AMT)
4 .000 05/15/47 1,831,960
13,600,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien Series
2020C, (AMT), (UB)
4 .000 05/15/50 12,147,315
10,000,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series 2022H,
(AMT), (UB)
5 .000 05/15/47 10,163,766
5,950,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B, (AMT), (UB)
5 .000 05/15/46 5,959,528
29,800,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018A, (AMT), (UB)
5 .250 05/15/48 30,129,213
7,500,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2019E, (UB)
5 .000 05/15/49 7,651,805
12,125,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT), (UB)
5 .000 05/15/46 12,324,387
1,750,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2022A, (AMT)
4 .000 05/15/49 1,574,281
3,902,112 (e) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .908 09/01/28 1,053,570
2,305,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2012B
6 .000 08/01/51 1,825,601
970,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2013C
5 .550 08/01/43 735,082
7,730,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/39 6,291,749
1,000,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/49 800,602
7,250,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 5,652,190
1,230,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0 .000 12/01/31 1,028,835
1,225,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0 .000 12/01/32 985,479

Portfolio of Investments September 30, 2025
(continued)
High Yield
12
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,985,000 River Delta Unified School District, Sacramento and Solano
Counties, California, General Obligation Bonds, School
Faciliteis Improvement District 2, Election 2004 Series 2008 -
AGM Insured
0 .000% 04/01/48 $ 1,073,015
4,165,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 4,223,711
3,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .250 09/01/47 3,055,880
5,410,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/52 5,321,613
7,100,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/41 3,456,364
7,075,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/42 3,244,202
7,050,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/43 3,050,359
5,600,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/44 2,291,355
20,000,000 (f) Riverside County Transportation Commission, California,
Toll Revenue Second Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021C, (UB)
4 .000 06/01/47 17,739,324
550,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0 .000 09/01/36 369,501
660,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0 .000 09/01/37 418,641
2,500,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
10 .583 12/01/30 3,620,376
3,000,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
10 .763 12/01/30 4,344,451
6,580,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
10 .870 12/01/33 10,863,393
4,135,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 4,170,154
2,150,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .250 09/01/42 2,180,038
4,000,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .250 09/01/47 4,011,732
3,250,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .375 09/01/52 3,254,094
4,908,000 (d) San Bernardino City, California, Pension Obligation Bonds,
Taxable Series 2020A
6 .750 12/15/46 5,002,308
1,645,000 San Bernardino County Financing Authority, California,
Revenue Bonds, Courthouse Facilities Project, Series 2007 -
NPFG Insured
5 .500 06/01/37 1,715,350
7,205,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5 .000 07/01/53 7,342,162
7,000,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5 .250 07/01/58 7,245,631
2,900,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
4 .000 07/01/44 2,625,363

13
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 12,840,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5 .000% 07/01/49 $ 12,953,139
23,370,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B - AGM
Insured, (AMT), (UB)
4 .000 07/01/51 20,746,704
10,735,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/51 10,840,679
11,840,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
4 .000 07/01/56 10,268,054
12,520,000 (f) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/56 12,622,775
7,000,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000 05/01/44 7,075,301
1,455,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 1,463,531
23,000,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000 05/01/49 23,134,854
86,495,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .250 05/01/48 87,375,623
4,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/50 4,032,516
28,600,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT), (UB)
5 .000 05/01/50 28,832,489
17,460,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
4 .000 05/01/52 15,203,346
20,500,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
5 .000 05/01/52 20,772,006
5,435,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT)
5 .250 05/01/55 5,640,653
12,370,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5 .250 05/01/55 12,838,065
9,130,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5 .500 05/01/55 9,729,130
43,630,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/48 43,864,913
2,000,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/52 1,913,814
20,035,000 (f),(g) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A - BAM Insured, (UB)
0 .000 07/01/51 15,586,503
6,595,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6 .500 09/01/39 6,594,253
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 1,757,632
94,800,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Turbo Capital
Appreciation Series 2007C
0 .000 06/01/56 9,153,243

Portfolio of Investments September 30, 2025
(continued)
High Yield
14
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500% 09/01/27 $ 1,187,761
3,605,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .750 09/01/32 3,772,110
4,890,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 5,078,913
13,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 13,489,852
150,400,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 36,211,477
27,875,000 (f) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4 .000 05/15/53 25,548,107
4,000,000 Walnut Creek School District, Contra Costa County, California,
General Obligation Bonds, Election 2022 Series 2023A
4 .000 09/01/52 3,694,225
TOTAL CALIFORNIA 1,562,013,651
COLORADO - 13.0%
4,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,241,711
17,525,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 17,316,337
464,000 Amber Creek Metropolitan District (In the City of Thornton),
Adams County, Colorado, Limited Tax (Convertible
to Unlimited Tax), General Obligation Refunding and
Improvement Bonds, Series 2017B
7 .750 12/15/47 464,099
903,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5 .500 12/15/37 866,663
1,825,000 Arvada West Town Center Business Improvement District,
Colorado, General Obligation Bonds, Refunding Series 2015
5 .450 12/01/39 1,825,207
500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 481,066
2,290,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B
7 .750 12/15/50 2,302,642
131,889,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 124,712,748
1,250,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 1,250,277
4,279,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 4,298,086
3,192,000 Banning Lewis Ranch Metropolitan District 4, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5 .750 12/01/48 3,192,123
2,188,000 Banning Lewis Ranch Metropolitan District 5, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5 .750 12/01/48 2,188,084
2,500,000 Banning Lewis Ranch Regional Metropolitan District, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A
5 .375 12/01/48 2,384,157
2,396,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 2,397,406
5,010,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 5,010,998
3,800,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6 .750 12/15/54 3,855,133
3,210,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 3,266,682

15
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,880,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020A-3
5 .000% 12/01/50 $ 2,611,005
157,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020B-3
8 .000 12/15/50 158,028
1,735,000 Belleview Village Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020
4 .950 12/01/50 1,622,918
6,160,000 Bennett Crossing Metropolitan District, Bennett, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2020A-3
6 .125 12/01/49 6,219,729
3,250,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/41 2,939,857
2,312,000 Berkley Shores Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3
5 .250 12/01/50 2,076,229
2,000,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Refunding Series 2025
5 .625 12/01/55 2,031,132
18,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 14,392,887
10,000,000 (f) Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025, (UB)
4 .000 06/01/50 9,199,613
9,375,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 7,473,959
7,075,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate (Convertible to Senior) Capital Appreciation
(Convertible to Current Interest), Limited Tax (Convertible to
Unlimited Tax) Series
7 .500 12/01/48 5,693,026
2,582,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/39 2,236,310
5,500,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 4,208,335
18,415,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7 .500 12/01/49 13,045,105
1,138,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5 .250 12/01/38 1,139,211
2,250,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5 .375 12/01/48 2,185,014
1,226,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2018B
7 .625 12/15/46 1,226,013
1,284,500 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7 .375 12/15/47 1,288,876
2,400,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 2,413,433
3,162,500 Carousel Farms Metropolitan District, Town of Parker, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A
5 .375 12/01/51 2,765,039
4,905,000 Carriage Hills Metropolitan District, Frederick, Colorado,
Limited Tax General Obligation Bonds, Series 2018A
5 .500 12/01/47 4,768,412

Portfolio of Investments September 30, 2025
(continued)
High Yield
16
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,495,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250% 12/01/48 $ 4,495,243
21,270,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 20,651,049
9,875,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5 .000 12/01/51 9,508,218
6,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 6,267,573
3,851,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5 .000 06/01/37 3,852,657
1,276,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8 .000 06/15/37 1,278,906
1,450,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5 .350 12/01/50 1,354,448
700,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5 .000 12/01/50 511,062
2,241,000 Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Refunding Subordinate Series 2022B-1 - BAM Insured
5 .750 12/15/47 2,166,354
8,925,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .500 10/01/47 7,540,586
6,625,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .625 10/01/52 5,652,472
1,350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 1,325,807
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 1,751,869
1,000,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5 .000 07/01/46 967,701
350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 255,295
7,745,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Thomas MacLaren State Charter
School Project, Refunding & Improvement Series 2020A
5 .000 06/01/50 7,520,721
615,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 615,794
2,500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 2,400,216
890,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .000 11/01/44 856,156
1,055,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .125 11/01/49 1,019,060
44,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 45,718,042
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 6,153,041
14,650,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, (UB)
4 .000 11/15/43 13,386,893

17
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,130,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
3 .000% 11/15/51 $ 5,128,354
21,500,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 13,586,297
4,085,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 2,745,033
45,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 38,456
4,100,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,201,338
6,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5 .000 05/15/47 6,168,902
1,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 1,637,216
22,400,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5 .000 05/15/52 22,921,027
335,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .000 12/01/25 327,418
750,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 585,889
1,650,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750 12/01/35 1,141,487
3,600,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .125 12/01/45 2,225,378
5,070,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .250 12/01/50 3,140,127
1,835,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 1,796,990
4,250,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 4,252,708
31,920,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 31,584,741
750,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Junior Lien
Series 2018C
12 .500 12/15/38 751,476
657,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Series 2018B
7 .500 12/15/38 659,787
15,070,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Convertible Capital
Appreciation Series 2019A-2
6 .250 12/01/48 15,092,320
1,996,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Subordinate Series 2019B-2
8 .750 12/15/48 2,004,318
30,925,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Refunding and Improvement Convertible Capital
Appreciation Bonds, Series 2019A-1
6 .000 12/01/47 30,680,504
13,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 13,105,088
3,715,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018A
5 .750 12/01/47 2,962,122
1,086,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018B
8 .125 12/15/47 827,562

Portfolio of Investments September 30, 2025
(continued)
High Yield
18
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,160,000 Colorado Tech Center Metropolitan District, Louisville,
Colorado, General Obligaiton Bonds, Series 2018
6 .000% 12/01/47 $ 2,915,477
1,495,000 Commons at East Creek Metropolitan District, Arapahoe
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Series 2020A-3
5 .000 12/01/50 1,297,993
4,110,000 Conexus Metropolitan District No. 1, Monument, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Series 2025A
6 .250 12/01/55 4,113,702
1,755,000 Constitution Heights Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020
5 .000 12/01/49 1,630,832
1,325,000 Copperleaf Metropolitan District 3, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
5 .500 12/15/36 1,296,074
725,000 Copperleaf Metropolitan District 6, Arapahoe County,
Colorado, Limited Tax, General Obligation Bonds, Subordinate
Series 2022B
6 .000 12/15/41 732,432
910,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .125 12/01/37 904,281
2,600,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 2,477,900
3,846,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5 .250 12/01/47 3,656,043
5,185,000 (e) Cornerstone Metropolitan District 2, Montrose and Ouray
Counties, Colorado, Limited Tax General Obligation Refunding
Bonds, Series 2010A
8 .000 12/01/40 5,191,487
4,000,000 (d) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7 .250 12/01/55 2,979,366
4,144,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6 .500 12/01/51 4,020,740
2,375,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .250 12/01/40 2,376,459
4,460,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/45 4,425,063
11,998,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 11,463,242
40,580,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 25,618,982
3,410,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 3,258,918
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024B
8 .000 12/15/54 1,258,885
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .700 12/01/49 969,495
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .800 12/01/54 968,100
9,000,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
4 .125 11/15/53 7,974,933
7,085,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
5 .500 11/15/53 7,423,033
8,200,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/43 8,260,156
28,210,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
4 .000 12/01/48 24,806,689

19
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 8,500,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000% 12/01/48 $ 8,532,914
15,735,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 15,942,285
15,000,000 (f) Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A, (UB)
4 .000 08/01/51 13,555,967
2,659,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .500 12/01/38 2,643,114
6,180,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 5,947,426
1,855,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Subordinate Series 2018B
7 .875 12/15/48 1,792,339
1,796,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 1,806,250
1,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 753,625
70,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 61,225
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 422,142
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 389,097
20,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 18,515
1,000,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/51 916,431
4,100,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 4,073,384
18,000,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 18,056,896
2,340,000 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2019A
5 .250 12/01/49 2,233,898
398,000 (d) Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/49 399,125
695,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 715,690
5,800,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 5,850,618
3,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special
Revenue Bonds, Refunding Series 2020A
5 .000 12/01/49 2,822
611,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special
Revenue Bonds, Refunding Subordinate Series 2020B
7 .000 12/15/49 613,631
14,495,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 14,495,417
34,430,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 33,189,133
5,110,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6 .000 12/01/52 5,128,219
4,220,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 4,199,114

Portfolio of Investments September 30, 2025
(continued)
High Yield
20
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,780,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750% 12/01/52 $ 5,737,108
2,266,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8 .125 12/15/52 2,278,284
800,000 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series
2019
5 .000 12/01/48 747,071
17,145,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6 .000 12/01/52 13,729,599
2,321,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8 .500 12/15/52 1,947,384
3,428,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
General Obligation Bonds, Subordinate Series 2020B
7 .500 06/03/50 2,568,783
16,265,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 06/01/50 12,236,150
2,890,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .125 12/01/37 2,866,698
3,290,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .250 12/01/47 3,037,615
1,361,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate
Series 2017B
7 .750 12/15/47 1,363,352
1,320,000 Glen Metropolitan District. 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2017
5 .000 12/01/47 1,232,329
1,000,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 986,250
5,490,000 (d) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5 .500 12/01/52 5,291,823
3,010,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .750 12/01/51 2,319,526
9,855,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 9,597,954
3,915,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9 .000 12/15/52 3,926,758
4,930,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 4,982,499
1,930,000 (d) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5 .125 12/01/51 1,705,410
1,327,000 Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Subordinate Series 2019B
8 .750 12/15/49 1,234,764
880,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 892,364
15,810,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 15,795,897
4,684,000 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B
8 .000 12/15/49 4,710,056
20,140,000 Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
5 .750 12/01/49 18,702,185

21
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 8,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000% 12/01/49 $ 7,597,394
575,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/51 495,968
1,515,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Series 2017A
5 .500 12/01/47 1,521,691
336,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2017B
7 .750 12/15/47 339,210
2,345,000 Home Place Metropolitan District, Thornton, Adams County,
Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2020A
5 .750 12/01/50 2,352,650
2,500,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 2,460,086
1,585,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 1,632,749
670,000 Inspiration Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Subordinate Series 2021B
5 .000 12/15/36 623,113
1,610,000 Interquest South Business Improvement District, Colorado
Springs, El Paso County, Colorado, Public Improvement Fee
Revenue Bonds, Series 2017
5 .000 12/01/47 1,506,973
12,119,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 12,143,873
2,510,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7 .000 08/15/52 2,555,157
1,000,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds,
Series 2020A
5 .000 12/01/50 893,135
2,500,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 2,382,993
1,000,000 (d),(i) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .500 12/01/45 1,003,625
7,470,000 (d),(i) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750 12/01/55 7,496,694
2,750,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .125 12/01/50 2,834,699
2,000,000 (d),(i) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8 .250 12/15/55 1,950,787
3,850,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .500 12/15/52 3,982,532
9,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .375 12/01/49 8,611,190
3,875,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 3,741,952
1,500,000 Lafferty Canyon Metropolitan District, Erie, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/55 1,476,688
2,610,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
5 .000 08/01/48 2,393,672
371,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
7 .500 08/01/48 372,042

Portfolio of Investments September 30, 2025
(continued)
High Yield
22
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000% 12/01/55 $ 1,013,174
1,080,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 1,115,251
2,290,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 2,198,436
10,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 10,441,826
3,050,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6 .375 12/01/54 3,037,734
605,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2024B
8 .750 12/15/54 608,227
6,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 4,672,232
1,355,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5 .000 12/01/41 1,227,004
2,060,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021A-1
5 .000 12/01/46 1,812,000
2,269,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021B
8 .250 12/15/51 2,283,928
5,585,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 4,885,412
5,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 5,000,043
1,178,000 Mayfield Metropolitan District, Thornton, Colorado, General
Oblgation Bonds, Limited Tax Series 2020A
5 .750 12/01/50 1,181,843
1,460,000 Mead Western Meadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2018
5 .000 12/01/47 1,400,858
1,988,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5 .250 12/01/49 1,913,140
1,544,000 Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A
4 .875 12/01/40 1,546,861
750,000 Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A
5 .125 12/01/50 723,444
1,695,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .750 12/01/52 1,709,163
3,145,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 3,142,603
10,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds,  Series 2016B
7 .500 12/15/46 10,000
1,466,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .000 12/01/35 1,467,205
5,180,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .000 12/01/46 5,013,913
2,141,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500 12/01/44 2,141,807
981,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 917,789

23
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 609,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .625% 12/15/49 $ 611,990
3,365,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
7 .000 12/01/52 3,429,475
2,500,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2022B
9 .000 12/15/52 2,508,224
3,600,000 (d) Murphy Creek Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Convertible to Unlimited
Tax, Limited Tax Series 2024A
6 .000 12/01/54 3,500,814
2,145,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 1,997,480
1,760,000 North Holly Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2018A
5 .500 12/01/48 1,746,552
340,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 295,518
1,516,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 1,515,967
4,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 3,998,058
9,710,000 (e) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125 12/01/49 8,109,534
2,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,743,439
865,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .500 12/15/50 870,044
2,050,000 (d) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement
Limited Tax Series 2024
6 .000 12/01/53 1,945,199
3,350,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5 .250 12/01/48 3,101,108
611,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 613,850
3,250,000 (d) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 3,207,908
1,000,000 Overlook Metropolitan District, Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2021B-3
5 .500 12/15/51 900,346
3,445,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 3,470,731
42,040,000 (e) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 37,326,198
1,995,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5 .875 12/15/54 1,863,305
1,360,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8 .000 12/15/37 1,380,508
1,863,000 Palisade Park West Metropolitan District, Broomfield County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2024B
7 .000 12/15/54 1,884,202
3,670,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 3,093,038

Portfolio of Investments September 30, 2025
(continued)
High Yield
24
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,392,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
9 .000% 12/15/53 $ 1,396,956
1,331,000 (h) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5 .000 12/01/45 1,363,292
2,650,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6 .125 12/01/55 2,761,772
1,450,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025B
8 .375 12/15/55 1,457,873
1,500,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 1,348,203
4,600,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 3,841,510
1,652,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
7 .625 12/15/51 1,658,230
8,060,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 8,122,366
54,535,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 36,836,958
2,700,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 2,686,598
5,035,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 4,468,467
9,580,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 9,263,931
2,000,000 (d) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 2,000,021
980,000 Poudre Heights Valley Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A
5 .500 12/01/54 909,664
2,990,000 Powers Metropolitan District In the City of Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018
5 .375 12/01/48 2,823,723
1,910,000 (d) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 1,909,815
725,000 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
4 .875 12/15/44 680,721
3,315,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Series
2024A
5 .875 12/15/46 3,459,598
7,237,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 7,111,762
500,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Subordinate Series
2021B
7 .250 12/15/51 503,680
400,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Capital Appreciation Revenue Bonds, EVRAZ Project, Series
2021A and Tax Increment Revenue Capital Appreciation
Bonds, Series 2021B
0 .000 12/01/25 396,611
9,890,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250 12/01/50 9,421,260
515,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .750 12/15/49 517,345

25
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 18,000,000 (d) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125% 12/01/54 $ 17,592,257
12,890,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5 .375 12/01/51 11,314,114
5,340,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5 .500 12/01/47 5,362,732
1,000,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5 .500 12/01/55 1,000,957
675,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Subordinate Limited Tax
Series 2025B
7 .875 12/15/55 682,012
575,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .750 12/01/35 562,294
3,195,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 2,997,300
15,915,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 9,802,690
3,165,000 Regency Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
5 .000 12/01/46 3,067,451
2,295,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,887,471
5,098,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5 .000 12/01/45 4,847,044
1,325,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Series 2016B
5 .125 12/01/45 1,279,966
282,000 Richards Farm Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B
6 .500 12/15/49 283,283
7,241,000 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 6,780,735
2,500,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6 .375 12/01/54 2,520,680
500,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/51 434,811
6,345,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 5,340,033
1,295,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/54 1,269,470
550,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025B
7 .875 12/15/54 555,960
2,625,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 2,295,666
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 5,140,937
10,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8 .000 12/15/54 10,067,537
2,861,000 (d) Saint Vrain Lakes Metropolitan District 4, Weld County,
Colorado, General Obligation Bonds, Firestone Subordinate
Limited Tax Series 2024B
8 .750 09/20/54 2,874,253
2,132,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 1,672,633
7,341,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 5,268,327

Portfolio of Investments September 30, 2025
(continued)
High Yield
26
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250% 12/01/50 $ 909,013
859,000 Silver Peaks Metropolitan District No. 2, In the Town of
Lochbuie, Weld County, Colorado, Limited Tax General
Obligation Subordinate Bonds, Series 2018B
7 .250 12/15/47 861,506
2,015,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,042,838
2,000,000 (d) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 2,014,853
550,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Subordinate Series 2024B
6 .500 12/15/54 553,078
835,000 (d) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 852,907
1,000,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Limited Tax General
Obligation Bonds, Series 2019A
5 .500 12/01/48 823,215
2,208,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Subordinate Limited Tax
General Obligation Bonds, Series 2019B
8 .000 12/15/48 1,878,962
5,890,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Series 2017A
5 .375 12/01/47 5,889,879
1,105,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2017B
7 .750 12/15/47 1,105,135
500,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5 .000 12/01/40 470,319
2,500,000 (d),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 1,731,109
1,325,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2024B
6 .375 11/15/54 1,321,367
5,750,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 5,846,153
5,075,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Subordinate Limited Tax General Obligation and
Special Revenue Bonds, Refunding & improvement Series
2025B
8 .000 12/15/55 5,110,453
16,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750 12/01/53 16,837,002
1,100,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 1,096,077
2,624,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Subordinate Series 2024B
8 .250 12/15/54 2,647,067
4,045,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 4,092,864
5,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 4,704,916

27
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 11,750,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .750% 12/01/51 $ 11,844,275
7,500,000 (e) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7 .250 12/01/31 225,000
2,175,000 Sunlight Metropolitan District, Steamboat Springs, Colorado,
Limited Tax General Obligation Bonds, Series 2020
5 .000 12/01/50 2,010,055
668,000 The Village at Dry Creek Metropolitan District No. 2, In the City
of Thornton, Adams County, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2019
4 .375 12/01/44 640,986
1,275,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .750 12/01/51 983,826
875,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6 .875 12/15/52 883,856
3,400,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5 .500 12/01/51 2,784,786
7,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 6,099,959
9,985,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 7,619,589
3,000,000 (d) Triview Metropolitan District 4, Colorado, El Paso County,
General Obligation Bonds Limited Tax Series 2018
5 .750 12/01/48 3,008,829
1,568,000 Two Bridges Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2018A
5 .625 08/01/48 1,569,001
1,250,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
5 .875 10/01/55 1,263,751
5,750,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 5,823,351
9,500,000 (e) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008
2 .325 12/01/37 1,900,000
15,555,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 14,626,836
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 4,259,045
8,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 7,439,403
5,275,000 (d) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6 .500 09/01/53 5,411,765
6,500,000 (g) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 4,705,306
3,570,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Improvement Limited Tax Series 2023
6 .750 12/01/52 3,612,559
1,373,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5 .625 12/01/48 1,373,135
380,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2018B
7 .750 12/15/40 381,349
3,800,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A
5 .250 12/01/50 3,435,171
586,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2020B
8 .125 12/15/50 589,126
1,575,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A
5 .000 12/01/46 1,472,961

Portfolio of Investments September 30, 2025
(continued)
High Yield
28
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 143,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2017B
7 .750% 12/15/46 $ 143,021
1,210,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750 12/01/55 1,205,889
12,435,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 12,002,748
2,265,000 Waterfall Metropolitan District 1, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding Senior Series
2022A
5 .250 12/01/52 2,068,418
3,000,000 Waterfront At Foster Lake Metropolitan District 2, Weld County,
Colorado, Limited Tax Senior General Obligation Bonds, Series
2022A3-1
5 .000 12/01/51 2,508,685
500,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 455,964
3,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 2,847,757
2,200,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 2,219,080
21,650,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 21,556,665
40,050,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 25,661,305
10,895,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 10,589,964
1,277,000 Westcreek Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
5 .375 12/01/48 1,240,117
1,000,000 Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Convertible Capital
Appreciation Bonds, Series 2021A-2
5 .750 12/01/50 934,831
5,355,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 4,563,422
1,920,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2019A
5 .125 12/01/49 1,770,334
313,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2019B
7 .750 12/15/49 314,062
2,100,000 (d) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4 .000 12/01/51 1,882,053
2,780,000 White Buffalo Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation bonds, Convertible to
Unlimited Tax Bonds, Series 2020
5 .500 12/01/50 2,748,791
756,000 Willow Bend Metropolitan District, City of Thornton, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7 .625 12/15/49 759,243
24,610,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 16,626,112
19,500,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 14,907,974
3,265,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A
6 .500 12/01/47 3,324,301
1,635,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B
7 .750 12/15/47 1,640,110
3,300,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 3,190,706

29
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 9,315,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000% 12/01/49 $ 8,226,822
1,185,000 (d) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5 .125 12/01/50 1,034,894
1,500,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500 12/15/40 1,509,714
TOTAL COLORADO 1,700,683,507
CONNECTICUT - 0.2%
6,115,000 (f) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Childrens Medical Center and
Subsidiaries, Series 2023E, (UB)
4 .250 07/15/53 5,607,848
1,000,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 939,136
5,355,000 (f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 5,269,396
4,286,111 (d) Mohegan Tribe of Indians of Connecticut, Gaming Authority
Priority Distribution Payment Public Improvement Bonds, Series
2015A
6 .750 02/01/45 4,320,314
1,700,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .250 10/01/60 1,675,462
3,300,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 3,487,331
TOTAL CONNECTICUT 21,299,487
DELAWARE - 0.1%
6,119,000 (d) Millsboro, Delaware, Special Obligation Bonds, Plantation
Lakes Special Development District, Series 2018
5 .250 07/01/48 5,861,691
1,800,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5 .950 09/01/53 1,808,287
1,270,000 Wilmington, Delaware, Multifamily Rental Housing Revenue
Bonds, Lincoln Towers Associates, LLC Project, Series 2011A
and Series 2011B
8 .250 07/15/48 1,270,889
TOTAL DELAWARE 8,940,867
DISTRICT OF COLUMBIA - 2.4%
346,045,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 79,043,980
19,709,000 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 16,244,276
25,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/37 25,121
90,205,000 (f) Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior
Lien Series 2010A - BAM Insured, (UB)
0 .000 10/01/37 52,320,957
1,010,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/44 912,448
53,245,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/44 48,102,279
15,165,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/49 13,234,491
44,865,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/53 38,245,752

Portfolio of Investments September 30, 2025
(continued)
High Yield
30
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 8,000,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4 .000% 10/01/52 $ 7,125,266
2,450,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/27 2,317,991
2,055,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 1,342,618
7,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 7,392,981
5,385,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/49 5,410,436
17,835,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT), (UB)
4 .000 10/01/51 15,654,987
12,345,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT), (UB)
4 .500 10/01/53 11,790,856
12,025,000 (f) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5 .250 10/01/49 12,503,567
10,000,000 (f) Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2023A, (UB)
4 .125 07/15/47 9,408,141
TOTAL DISTRICT OF COLUMBIA 321,076,147
FLORIDA - 14.8%
1,495,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase
1 Project, Series 2015
6 .250 11/01/46 1,609,726
3,100,000 Academical Village Community Development District, Davie,
Florida, Special Assessment Revenue Bonds, Series 2020
4 .000 05/01/51 2,560,943
32,215,000 (d) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 23,514,779
4,920,000 (f) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2019A
4 .000 12/01/49 4,306,793
2,220,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5 .250 11/01/39 2,264,381
3,725,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5 .375 11/01/49 3,741,563
1,395,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .875 05/01/54 1,407,651
2,000,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2023 Project Area Series 2023
5 .625 05/01/53 2,052,807
1,495,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5 .500 05/01/55 1,495,024
1,555,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5 .000 05/01/36 1,581,541
415,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5 .000 11/01/34 420,984
1,000,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5 .125 11/01/48 994,413
1,925,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
6 .000 05/01/48 2,004,990

31
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,925,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project,
Series 2016
5 .250% 05/01/47 $ 2,929,934
1,145,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5 .300 05/01/39 1,171,671
1,940,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5 .375 05/01/49 1,950,339
750,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
3 .125 05/01/41 594,235
1,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4 .000 05/01/52 795,558
1,790,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5 .500 05/01/53 1,790,079
5,110,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5 .625 05/01/54 5,161,880
1,675,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
5 .000 11/01/48 1,673,476
4,250,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
3 .200 05/01/41 3,485,785
10,235,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/53 9,680,959
2,495,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 2,469,349
570,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5 .000 11/01/39 582,314
935,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5 .000 11/01/49 936,284
2,250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .000 11/01/39 2,298,606
3,470,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .125 11/01/49 3,486,801
1,460,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .125 11/01/51 1,467,053
480,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5 .000 11/01/39 490,369
1,560,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5 .125 11/01/49 1,569,269
2,575,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5 .250 11/01/46 2,575,127
1,985,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5 .500 11/01/44 1,985,613
2,285,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4 .125 11/01/51 1,887,702

Portfolio of Investments September 30, 2025
(continued)
High Yield
32
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,375,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2016
5 .000% 11/01/48 $ 4,265,804
4,310,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4 .000 11/01/51 3,495,864
905,000 Bartram Park Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Lien Series
2015A-2
5 .000 05/01/35 905,567
1,230,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 1,221,635
4,050,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/48 4,003,933
80,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5 .000 11/01/36 80,031
8,380,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5 .000 11/01/46 8,104,452
45,000 Beacon Lakes Community Development District, Florida,
Special Assessment Bonds, Subordinate Lien Series 2007B
6 .200 05/01/38 45,054
1,755,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
5 .500 11/01/39 1,804,241
1,760,000 (d) Beaumont Communit Development District 2, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
6 .375 11/01/49 1,808,988
915,000 Bella Collina Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
5 .300 05/01/55 897,666
2,975,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6 .500 11/01/43 3,107,325
150,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds Area
2 Series 2023
5 .500 11/01/52 153,797
1,000,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6 .500 11/01/43 1,083,977
700,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .375 11/01/36 711,756
1,130,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .500 11/01/46 1,138,338
1,115,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .450 05/01/54 1,076,022
3,000,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
5 .625 06/15/52 3,067,949
16,450,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 16,430,270
1,785,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .000 05/01/38 1,803,575
2,975,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .125 05/01/48 2,959,709
1,790,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 1,791,478
3,500,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/43 3,524,848
5,005,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .500 05/01/53 5,020,600
3,510,000 (f) Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A,
(UB)
4 .000 04/01/52 3,010,853
1,000,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5 .500 05/01/42 1,016,974
1,910,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5 .625 05/01/52 1,927,413
18,380,000 (f) Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT), (UB)
4 .000 10/01/44 16,626,100

33
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,000,000 (f) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021, (UB)
4 .000% 09/01/51 $ 4,383,560
18,590,000 (f) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021 -
BAM Insured, (UB)
4 .000 09/01/51 16,729,427
2,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .750 05/01/52 2,020,564
1,145,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5 .875 05/01/54 1,136,490
1,315,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .125 11/01/38 1,327,512
1,910,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/47 1,913,997
6,830,000 (d) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .875 07/01/40 4,539,189
1,600,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7 .250 01/01/55 1,624,290
2,690,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7 .125 01/01/65 2,672,615
1,825,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5 .000 06/01/58 1,658,154
2,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 1,746,378
7,788,892 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 6,836,542
3,625,000 Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2020A
5 .750 07/01/55 3,312,600
10,455,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 9,343,654
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .375 07/01/54 888,546
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/38 979,168
1,970,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/48 1,798,491
2,290,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, Coral Gardens Apartments Project, Series 2018A
4 .850 01/01/54 1,716,321
730,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 744,731
4,030,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .200 08/15/48 4,032,668
3,955,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .375 08/15/53 3,960,099
3,740,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .375 07/01/37 3,764,531
4,820,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .500 07/01/47 4,795,087
10,470,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .250 06/15/47 9,703,431
6,895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4 .250 07/01/51 4,144,281
4,265,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4 .375 07/01/56 2,520,051
7,450,000 (d),(e) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
7 .000 10/01/49 5,066,000
100,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 93,423
895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/52 813,393

Portfolio of Investments September 30, 2025
(continued)
High Yield
34
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,860,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375% 08/01/32 $ 1,791,159
2,735,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .625 08/01/37 2,527,390
11,680,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 9,625,510
2,870,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 2,607,479
14,495,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 13,263,860
515,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6 .125 06/15/60 520,909
1,405,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .250 06/15/55 1,431,180
765,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .625 11/01/36 774,541
1,855,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .750 11/01/47 1,866,286
625,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .125 05/01/38 633,539
1,235,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .250 05/01/49 1,237,346
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5 .625 05/01/54 989,587
820,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .500 05/01/55 791,076
3,765,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .000 05/01/34 3,012,000
9,305,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 7,444,000
1,340,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/32 1,072,000
6,205,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/48 4,964,000
1,000,000 Center Lake Ranch West Community Development District,
Florida, Revenue Bonds Capital Improvement Assessment Area
One Series 2023
5 .750 05/01/43 1,027,535
750,000 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
6 .000 05/01/54 752,504
2,000,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 1,935,213
4,540,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/51 3,717,422
3,550,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 3,663,493
2,285,000 Coconut Cay Community Development District, Florida,
Special Assessment Bonds, Series 2006
5 .375 05/01/36 2,287,706
3,500,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .250 06/01/38 3,547,677
5,000,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 4,668,205

35
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,995,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Project, Series 2023
5 .375% 06/15/53 $ 2,014,273
1,000,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 965,838
320,000 Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5 .500 05/01/42 328,480
500,000 (d) Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5 .625 05/01/52 504,559
1,030,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .750 11/01/53 1,042,744
1,855,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5 .000 11/01/38 1,883,823
3,735,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5 .125 11/01/50 3,506,274
745,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 759,986
1,915,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600 11/01/46 1,940,841
2,310,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .250 11/01/39 2,367,384
3,400,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .375 11/01/50 3,433,768
1,860,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4 .500 05/01/52 1,696,626
1,500,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5 .375 05/01/53 1,512,612
1,485,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-2
7 .000 05/01/30 1,488,143
1,990,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-3
6 .500 05/01/44 1,991,710
1,250,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .700 05/01/55 1,229,044
8,060,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .800 05/01/54 7,798,932
2,920,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 2,641,116
1,225,000 Cypress Bay West Community Development District, Palm
Bay, Florida, Revenue Bonds, Assessment Area One Capital
Improvement Series 2023
5 .500 05/01/53 1,234,870
2,600,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
5 .100 05/01/48 2,602,962
115,000 Cypress Creek Community Development District, Hillborough
County, Florida, Capital Improvement Bonds, Subordinate Lien,
Series 2017A
6 .000 05/01/45 117,208
1,345,000 (d) Cypress Ridge Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
One Project, Series 2023
5 .875 05/01/53 1,370,149
1,500,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .500 05/01/53 1,514,876
2,000,000 (d),(i) Deering Park Stewardship District, Volusia County, Florida,
Special Assessment Revenue Bonds, DPSD JV1 Assessment
Area 1 Series 2025
6 .250 05/01/55 2,055,714

Portfolio of Investments September 30, 2025
(continued)
High Yield
36
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d),(i) Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2025 Project,
Series 2025
5 .625% 05/01/55 $ 997,960
995,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5 .400 05/01/39 1,012,877
3,195,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5 .550 05/01/49 3,229,048
7,880,000 (d) Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2018A
5 .100 05/01/48 7,895,984
1,035,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 1,040,364
1,430,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/45 1,433,214
1,955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 1,959,177
620,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 2 Series 2023
6 .500 05/01/54 653,742
1,000,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
5 .000 11/01/49 981,926
1,435,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5 .125 05/01/39 1,455,955
2,415,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5 .250 05/01/49 2,418,121
1,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .300 05/01/55 1,019,430
2,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/54 1,914,249
4,385,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1
5 .750 11/01/49 4,469,052
4,000,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5 .375 11/01/48 4,014,528
1,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .500 05/01/39 1,024,190
2,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .625 05/01/49 2,019,008
4,285,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
7 .000 11/01/45 4,408,481
14,845,000 Everest GMR Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2023
6 .200 05/01/54 15,159,710
1,245,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .000 11/01/39 1,261,680
145,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .500 06/15/54 142,114
1,000,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .550 06/15/54 998,466
750,000 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .125 05/01/31 718,513
500,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4 .200 05/01/50 426,930
1,370,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Charter School,
Series 2019A
6 .125 06/15/46 1,373,437
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .000 06/15/37 769,389
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .125 06/15/46 1,513,788

37
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 830,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6 .125% 06/15/46 $ 832,082
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/41 1,133,852
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/40 2,323,709
2,500,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/55 1,659,797
5,620,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .250 07/01/34 5,626,617
9,780,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .500 07/01/44 9,784,906
3,935,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .750 07/01/44 3,904,045
9,205,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .650 07/01/37 9,333,975
12,575,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 12,373,840
17,675,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6 .000 01/15/57 15,698,205
4,735,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 4,314,536
5,410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .500 07/01/52 4,654,861
4,140,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .625 07/01/56 3,580,384
4,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 3,244,568
2,110,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .000 06/15/34 2,111,922
6,115,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 6,115,837
2,150,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .000 06/15/37 2,164,350
6,215,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 6,072,830
8,210,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .375 06/15/46 8,231,055
5,000,000 (f) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5 .250 08/01/49 5,111,355
147,405,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 91,943,869

Portfolio of Investments September 30, 2025
(continued)
High Yield
38
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000% 07/01/38 $ 2,529,553
10,180,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 8,668,181
22,050,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/47 21,716,068
21,715,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/53 21,238,523
44,745,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 38,247,144
91,395,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 77,866,182
7,885,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 7,525,485
6,225,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/59 5,875,157
7,690,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 7,623,398
1,875,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6 .750 11/15/55 1,932,558
820,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
5 .400 05/01/54 822,816
995,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5 .125 11/01/36 1,003,570
1,485,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5 .375 11/01/46 1,490,585
2,450,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
5 .000 11/01/46 2,446,858
1,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .000 12/15/37 1,009,682
2,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .125 12/15/46 2,003,623
440,000 (d) Forest Lake Community Development District, Polk County,
Florida, Specia Assessment Bonds, Assessment Area 2 Project,
Series 2022
5 .500 05/01/52 446,100
1,000,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5 .400 05/01/55 976,989
3,000,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
6 .000 05/01/57 3,039,828
1,260,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .500 05/01/55 1,215,556
1,310,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5 .650 05/01/55 1,295,253
3,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area Project, Improvement Series 2014A-1
5 .000 05/01/44 2,999,761

39
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,050,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area, Refunding Series 2014A-2
5 .000% 05/01/39 $ 1,050,285
2,095,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
5 .000 05/01/46 2,077,602
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6 .500 05/01/39 1,001,427
1,820,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4 .750 11/01/39 1,815,301
3,630,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
5 .000 11/01/50 3,498,611
10,535,000 (f) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT), (UB)
5 .250 10/01/51 10,916,705
20,000,000 (f) Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT), (UB)
4 .000 10/01/52 17,477,482
530,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .000 11/01/28 542,748
9,915,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .875 11/01/47 10,390,297
2,305,000 Hacienda Lakes Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2016
4 .625 05/01/46 2,139,976
1,155,000 (d) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .800 05/01/54 1,150,323
1,000,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5 .750 05/01/53 1,011,668
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 1,010,630
2,180,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5 .250 05/01/32 2,180,228
930,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5 .100 05/01/38 958,422
1,870,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5 .250 05/01/49 1,877,287
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Series 2023
5 .300 05/01/53 1,005,007
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5 .650 05/01/55 995,807
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5 .500 05/01/53 1,009,917
1,435,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5 .500 05/01/54 1,402,815
760,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
5 .000 11/01/34 760,455
110,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1
5 .250 05/01/38 111,148
480,000 (d) Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2017A-2
5 .000 05/01/36 484,901

Portfolio of Investments September 30, 2025
(continued)
High Yield
40
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 800,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5 .250% 11/01/39 $ 817,483
4,430,000 Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One,
Series 2016A-1
6 .250 11/01/47 4,775,096
5,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .000 07/01/45 4,969,084
365,000 Highland Meadows Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Series
2006A
5 .500 05/01/36 365,310
1,015,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 4B/C Project, Series 2017
5 .000 11/01/48 1,000,414
390,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5 .375 11/01/37 396,062
790,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5 .500 11/01/47 795,197
310,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 6 Project, Series 2017
5 .500 11/01/47 312,039
2,045,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 1,991,493
710,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5 .250 06/15/39 723,314
1,205,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5 .375 06/15/49 1,213,606
2,000,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .300 05/01/54 1,904,235
16,490,000 (f) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT), (UB)
4 .000 10/01/52 14,432,689
22,000,000 (f) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2024B, (AMT), (UB)
5 .500 10/01/54 23,307,671
22,300,000 (f) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5 .000 10/01/48 22,303,512
4,650,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 4,915,958
8,000,000 (f) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5 .250 11/15/49 8,457,562
19,810,000 (f) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 18,020,365
9,875,000 (f) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5 .500 11/15/54 10,619,606
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 2,614,672
12,995,000 (f) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
3 .500 08/01/55 9,787,292
3,150,000 (f) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A, (UB)
4 .000 08/01/55 2,773,561

41
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 350,000 Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Area
3 Project, Series 2020
5 .000% 11/01/41 $ 365,939
415,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
5 .000 11/01/39 419,177
620,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
5 .125 11/01/49 614,361
1,720,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
6 .000 12/15/53 1,778,878
1,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5 .000 11/01/35 1,900,727
2,905,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5 .125 11/01/45 2,874,787
985,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
5 .000 11/01/47 951,685
4,265,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2023A
5 .500 10/01/53 4,556,894
450,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5 .125 11/01/34 450,317
895,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5 .375 11/01/44 895,179
560,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5 .125 11/01/34 560,395
1,025,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5 .375 11/01/44 1,025,188
4,000,000 (d) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5 .750 05/01/45 4,071,558
1,750,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .625 05/01/53 1,750,873
1,360,000 Lake Emma Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 2 2023 Project, Series
2023
5 .500 05/01/53 1,383,663
985,000 (d) Lake Harris Community Development District, Lake County,
Florida, Special Assessment  Bonds, 2023 Project Area Series
2023
5 .625 05/01/53 1,003,593
2,450,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .900 05/01/54 2,446,879
1,000,000 (d) Lakeside at Satilla Community Development District, Osceola
County, Florida, Capital Improvement Revenue Bonds, Series
2025
5 .625 05/01/55 997,937
2,940,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
5 .750 05/01/45 2,941,230
1,595,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .000 05/01/38 1,610,824
2,660,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .100 05/01/48 2,630,530
420,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4 .875 05/01/39 419,925
575,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
5 .000 05/01/49 554,263
3,690,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5 .125 05/01/47 3,702,052
1,110,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
4 .700 05/01/39 1,116,633
2,240,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5 .300 05/01/39 2,269,286

Portfolio of Investments September 30, 2025
(continued)
High Yield
42
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,995,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5 .450% 05/01/48 $ 4,033,120
3,180,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
6 .000 05/01/56 3,246,389
530,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2024
5 .550 05/01/54 532,888
1,355,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .000 05/01/42 1,363,140
2,465,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .125 05/01/52 2,415,001
1,620,000 Lee County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B,
(Mandatory Put 9/15/27)
7 .250 09/15/47 1,621,163
2,940,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 2,941,674
35,550,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 35,549,954
2,360,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 2,361,648
4,700,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 4,670,421
790,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 632,837
2,000,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .625 12/01/37 1,540,599
11,650,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750 12/01/52 8,391,079
10,000,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
5 .000 10/01/46 10,094,437
20,045,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
4 .000 10/01/51 17,487,481
12,850,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2024,
(AMT), (UB)
5 .250 10/01/54 13,124,410
157,000 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007
5 .400 05/01/37 157,111
2,105,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5 .700 05/01/54 2,055,910
1,185,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5 .450 05/01/55 1,129,973
1,260,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .850 05/01/55 1,247,846
960,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5 .650 05/01/54 937,495
1,185,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .750 05/01/50 1,105,730
5,780,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 4,996,946

43
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5 .375% 05/01/35 $ 1,006,359
3,610,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5 .625 05/01/46 3,620,270
1,880,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5 .500 05/01/54 1,814,623
16,150,000 (f) Manatee County, Florida, Revenue Improvement and
Refunding Bonds, Series 2022, (UB)
4 .000 10/01/52 14,819,204
2,005,000 (d) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6 .625 05/01/53 2,293,572
410,000 Meadow Pines Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014-2
6 .000 05/01/34 410,632
2,700,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
5 .000 05/01/48 2,655,572
1,000,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
5 .000 06/01/47 884,209
3,895,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 3,917,764
6,530,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 6,474,137
13,505,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .125 11/01/39 13,685,287
12,255,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/49 12,309,244
6,200,000 (f) Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A, (UB)
5 .000 03/01/48 6,393,764
9,565,000 (f) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5 .000 04/01/53 9,630,256
30,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 30,134
6,300,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6 .250 01/01/59 6,301,685
900,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5 .000 09/15/34 900,258
1,730,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5 .250 09/15/44 1,652,146
1,500,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5 .750 09/15/35 1,500,342
2,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 2,249,779
14,790,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-1 - AGM Insured, (AMT), (UB)
4 .000 10/01/45 13,214,350
11,960,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4 .000 10/01/46 10,488,628
7,935,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4 .000 10/01/50 6,816,044
3,550,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 3,552,287
5,000,000 (f) Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018, (UB)
4 .000 07/01/48 4,620,339
15,995,000 (f) Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021, (UB)
4 .000 10/01/51 14,152,365
2,390,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .200 05/01/53 2,494,520

Portfolio of Investments September 30, 2025
(continued)
High Yield
44
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 800,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5 .000% 05/01/29 $ 800,684
3,705,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5 .000 05/01/37 3,705,993
9,770,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage Project,
Refunding Series 2014A
5 .000 05/01/37 9,772,617
4,570,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 4,591,293
200,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .125 05/01/32 209,785
585,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .600 05/01/42 601,438
990,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .750 05/01/53 1,008,469
2,645,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
5 .125 11/01/48 2,646,270
870,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A
5 .500 05/01/38 330,600
1,590,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B
5 .300 05/01/26 604,200
2,130,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .550 05/01/54 2,041,996
520,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
5 .750 05/01/43 530,688
1,070,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
6 .000 05/01/54 1,091,534
635,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
6 .000 05/01/54 644,790
715,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5 .500 11/01/39 738,121
1,240,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5 .625 11/01/49 1,260,932
1,915,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .625 05/01/52 1,959,004
1,000,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5 .000 05/01/38 1,010,892
5,000,000 (d) North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Unit Area C, Series 2017
5 .000 05/01/48 4,957,368
3,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5 .000 08/01/46 3,001,445
13,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .500 08/01/46 13,328,426
3,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5 .500 08/01/39 3,373,699
5,730,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5 .625 08/01/49 5,812,279
3,900,000 (d) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5 .500 12/01/49 3,051,656
1,530,000 Old Hickory Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2020
4 .000 06/15/50 1,225,273

45
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,185,000 Orange Blossom Groves Community Development District,
Collier County, Florida, Special Assessment Bonds, 2023
Project, Series 2023
5 .375% 06/15/53 $ 1,202,453
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 5,203,618
34,000,000 (f) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A, (UB)
5 .250 10/01/56 35,384,606
2,240,000 Orchid Grove Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2015
5 .000 05/01/36 2,248,940
810,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .125 05/01/38 820,475
1,130,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .250 05/01/48 1,132,014
2,700,000 Palermo Community Development District, Florida, Special
Assessment Bonds, 2023 Project, Series 2023
5 .250 06/15/53 2,708,297
600,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5 .500 06/15/55 609,858
17,865,000 (f) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4 .000 08/15/49 15,760,910
8,315,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5 .000 06/01/57 7,159,113
4,160,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .125 06/01/54 3,999,798
3,640,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .250 06/01/59 3,528,749
10,000,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/65 10,203,236
1,200,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6 .750 10/01/55 1,228,603
1,000,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5 .600 05/01/53 1,007,409
750,000 (d) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .550 06/15/55 731,779
545,000 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1
7 .375 11/01/44 568,707
2,310,000 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
4 .000 11/01/51 1,870,869
1,000,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .750 05/01/54 989,033
800,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .875 05/01/40 681,012
915,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .125 05/01/43 907,628
1,815,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .400 05/01/53 1,812,727
1,715,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 1,712,797
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .000 09/01/48 1,023,457

Portfolio of Investments September 30, 2025
(continued)
High Yield
46
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5 .375% 06/15/53 $ 2,016,796
880,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5 .700 05/01/37 896,192
665,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
5 .850 05/01/45 676,394
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
6 .100 05/01/55 1,017,418
500,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5 .250 11/01/38 518,003
1,000,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5 .375 11/01/49 1,011,397
2,130,000 Punta Gorda Housing Authority, Florida, Gulf Breeze
Apartments Multifamily Housing Revenue Bonds, Series 2007A,
(AMT)
6 .125 01/01/45 2,020,220
1,500,000 (d) Radiance Community Development District, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series
2025
6 .400 05/01/56 1,534,184
1,000,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .500 06/15/53 1,008,669
1,250,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
5 .650 06/15/55 1,242,696
1,025,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6 .125 11/01/32 1,102,970
1,000,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6 .875 11/01/42 1,100,860
1,350,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5 .000 11/01/35 1,350,745
2,270,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5 .200 11/01/45 2,270,118
725,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5 .500 05/01/54 720,944
7,485,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Refunding Series
2015A
5 .000 05/01/33 7,493,050
2,705,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding
& Improvement Series 2015
5 .000 11/01/47 2,706,450
2,530,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 2,531,750
675,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .500 05/01/39 662,438
2,000,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .625 05/01/50 1,834,456
160,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019
4 .750 05/01/50 149,716
1,065,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
4 .000 05/01/52 890,406
998,000 Riverbend West Community Development District,
Hilsborough County, Florida, Special Assessment Bonds, Series
2016
5 .000 05/01/46 985,943
1,310,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5 .000 05/01/38 1,325,223

47
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 565,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .450% 05/01/31 $ 569,005
820,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .600 05/01/37 823,456
1,300,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .875 05/01/50 1,237,084
1,000,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .875 11/01/37 1,027,368
990,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6 .000 11/01/47 1,007,341
1,995,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .375 11/01/38 2,045,275
3,745,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .500 11/01/49 3,785,501
1,510,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6 .500 05/01/53 1,574,164
1,700,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .500 11/01/46 1,707,538
1,250,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
5 .000 11/01/47 1,238,332
1,240,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5 .500 06/15/53 1,251,528
1,000,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
5 .500 05/01/53 1,010,538
1,980,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022
4 .000 07/01/52 1,699,540
15,000,000 (f) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022, (UB)
4 .000 07/01/52 12,875,302
750,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5 .500 06/15/54 743,502
2,500,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .750 05/01/53 2,523,016
1,045,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .375 11/01/53 1,088,485
2,305,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 2,100,440
1,670,000 (d) Scenic Terrace North Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023
6 .125 05/01/54 1,715,296
1,130,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .500 06/15/53 1,145,489
1,185,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5 .000 06/15/53 1,165,741
1,045,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2023 Project Area
Series 2023
5 .700 05/01/53 1,059,802
1,950,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5 .500 05/01/55 1,865,219
1,500,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5 .250 11/01/39 1,527,756
2,990,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5 .375 11/01/49 3,008,748

Portfolio of Investments September 30, 2025
(continued)
High Yield
48
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,750,000 Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area Two, Series 2023
5 .625% 05/01/53 $ 1,781,941
4,000,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2019
5 .000 05/01/49 3,908,538
390,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .250 11/01/38 395,979
580,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .375 11/01/48 583,053
1,500,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding
Series 2018A-2
5 .500 05/01/49 1,552,250
310,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5 .500 11/01/47 311,978
1,970,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Refunding Series 2015
5 .000 05/01/38 1,990,439
3,925,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
5 .250 11/01/48 3,937,365
1,500,000 (d) Six Mile Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, 2023
Project Area Series 2023
5 .700 05/01/54 1,527,728
1,500,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .300 05/01/56 1,532,071
995,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5 .250 05/01/39 1,014,884
2,925,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5 .375 05/01/49 2,948,188
1,405,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .900 05/01/54 1,382,265
1,000,000 (d) Sorrento Pines Community Development District Special
Assessment Revenue Bonds, Florida, Area One Series 2023
5 .500 05/01/53 1,018,653
15,000,000 (f) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A, (UB)
4 .000 05/01/44 13,941,860
5,000,000 (f) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Series 2018, (UB)
4 .000 05/01/48 4,662,708
35,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .000 05/01/29 35,717
780,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .375 05/01/37 790,164
2,730,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .625 05/01/47 2,749,126
1,510,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5 .000 05/01/38 1,526,080
3,750,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5 .375 05/01/49 3,764,727
8,250,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/47 8,350,290
400,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .875 05/01/35 401,405
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
5 .000 05/01/38 100,248
2,015,000 South-Dade Venture Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2013
5 .250 05/01/34 2,016,964

49
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 930,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5 .625% 05/01/54 $ 913,878
1,000,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5 .000 05/01/39 1,011,838
1,250,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5 .250 05/01/49 1,253,234
1,955,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5 .125 11/01/34 1,956,426
3,265,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5 .500 11/01/44 3,266,026
1,525,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5 .125 11/01/37 1,543,328
2,995,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5 .250 11/01/47 3,000,097
2,195,000 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .000 05/01/34 2,196,796
995,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6 .125 12/15/53 1,055,407
1,635,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 1,652,070
400,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
6 .375 11/01/52 429,525
1,000,000 (d) Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2023 Assessment Area Series
2023
5 .500 06/15/53 1,035,462
3,945,000 Stoneybrook South Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two-A Project, Series 2014
5 .500 11/01/44 4,048,602
1,075,000 (d) Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2022
5 .375 06/15/52 1,066,806
500,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .250 11/01/38 508,813
1,320,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .375 11/01/48 1,326,948
1,561,000 Summit At Fern Hill Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .000 05/01/46 1,555,945
955,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6 .000 05/01/54 967,789
1,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5 .200 05/01/42 1,007,076
2,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5 .350 05/01/52 2,003,493
11,540,000 (f) Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A, (UB)
5 .000 11/15/46 11,579,288
1,500,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 1,348,665
1,815,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
5 .000 05/01/46 1,795,353

Portfolio of Investments September 30, 2025
(continued)
High Yield
50
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2023
5 .250% 05/01/53 $ 1,991,690
1,000,000 (d) Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2025
5 .650 05/01/55 1,001,482
3,255,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .750 05/01/50 3,037,258
995,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .000 11/01/38 1,017,671
1,250,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .000 11/01/48 1,228,709
1,075,000 Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018
4 .800 05/01/48 1,023,212
975,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
5 .000 05/01/48 960,239
4,795,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5 .625 05/01/40 4,900,658
880,000 Tolomato Community Development District, Florida, Special
Assessment Revenue Bonds, Seabrook Village Phases 2 and 3
Series 2024
5 .125 05/01/54 838,906
3,225,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
6 .250 11/01/44 3,326,130
280,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5 .375 05/01/38 287,671
1,265,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .375 05/01/38 1,299,655
2,595,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .500 05/01/49 2,625,219
1,755,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4 .625 05/01/50 1,605,200
825,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5 .375 11/01/36 855,651
705,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
5 .250 11/01/39 728,274
750,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2012 - AGM
Insured
6 .750 11/01/43 817,516
1,095,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .375 05/01/38 1,112,558
3,345,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .500 05/01/49 3,365,711
1,400,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5 .000 11/01/39 1,416,679
2,500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5 .125 11/01/49 2,473,874
275,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5 .000 11/01/36 275,107
555,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5 .125 11/01/45 554,995
2,435,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 4 Project, Series
2015A
5 .625 11/01/45 2,472,404
1,505,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4 .000 05/01/42 1,342,696

51
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 9,180,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375% 11/01/47 $ 9,575,375
1,795,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .375 11/01/47 1,874,191
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5 .625 05/01/53 1,009,560
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Two
Project Series 2023
6 .125 05/01/54 1,028,363
610,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4 .750 05/01/37 610,775
1,000,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 993,343
7,000,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5 .875 05/01/53 7,100,644
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .125 05/01/42 1,545,356
5,000,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .250 05/01/53 5,195,650
1,500,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5 .875 05/01/54 1,523,757
255,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5 .375 11/01/37 259,014
1,975,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5 .500 11/01/47 1,997,721
1,465,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5 .000 11/01/39 1,482,454
2,615,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5 .125 11/01/49 2,591,217
820,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5 .250 05/01/49 823,416
1,525,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5 .400 05/01/53 1,541,133
2,345,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2023 Project, Series 2023
5 .500 05/01/54 2,363,834
1,000,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .550 05/01/55 988,623
1,055,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .500 11/01/43 1,112,186
505,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 5 Phase 2
Veranda Estates Project, Refunding Series 2024
5 .625 05/01/54 505,863
680,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .000 11/01/39 688,354
1,050,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .000 11/01/39 1,062,899

Portfolio of Investments September 30, 2025
(continued)
High Yield
52
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,115,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .125% 11/01/49 $ 1,103,348
1,720,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .125 11/01/49 1,706,693
3,680,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5 .000 05/01/33 3,682,810
1,640,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4 .750 11/01/38 1,643,206
2,405,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
5 .000 11/01/48 2,351,304
1,295,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4 .750 11/01/38 1,297,532
1,970,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
5 .000 11/01/48 1,926,016
895,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5 .000 11/01/38 902,911
1,410,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5 .125 11/01/48 1,402,122
1,140,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .450 11/01/42 1,203,025
1,500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .625 11/01/52 1,582,251
1,195,000 (d) Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One
Assessment Area Series 2023
5 .625 05/01/53 1,222,045
2,875,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .250 05/01/53 2,867,199
1,205,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5 .750 05/01/53 1,221,291
1,000,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5 .750 05/01/54 1,008,780
1,790,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019
4 .875 05/01/50 1,682,163
1,500,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2025
6 .000 05/01/45 1,542,684
805,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5 .600 05/01/53 823,488
1,925,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5 .125 11/01/38 1,951,540
4,000,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5 .250 11/01/49 4,007,556
1,405,000 Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014
5 .250 05/01/39 1,416,250
1,335,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area One
Series 2023
5 .375 06/15/53 1,351,275
1,270,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .500 06/15/53 1,292,233

53
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,400,000 West Port Community Developement District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area
1- 2021 Project, Series 2021
4 .000% 05/01/51 $ 1,973,868
710,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
5 .000 05/01/50 686,887
3,950,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2022
5 .500 05/01/53 3,979,381
2,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5 .625 05/01/53 2,551,466
430,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5 .000 05/01/38 435,834
575,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5 .200 05/01/48 576,715
795,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6 .000 05/01/54 806,183
750,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .750 06/15/42 779,554
1,500,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .000 06/15/52 1,556,862
2,570,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5 .600 05/01/53 2,590,626
995,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5 .625 05/01/53 1,007,591
2,000,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6 .200 05/01/55 2,060,459
2,580,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
5 .000 11/01/47 2,431,695
1,225,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .900 05/01/55 1,219,992
1,690,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5 .650 05/01/45 1,693,047
1,435,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5 .875 05/01/56 1,438,348
1,500,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .000 05/01/39 1,517,758
3,000,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .200 05/01/50 2,988,872
1,250,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5 .625 05/01/53 1,266,593
1,870,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 1 & 2
Assessment Area, Series 2015
5 .000 11/01/45 1,860,831
990,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 962,771
1,000,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
6 .000 05/01/53 1,037,606

Portfolio of Investments September 30, 2025
(continued)
High Yield
54
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5 .500% 05/01/55 $ 479,623
2,000,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
6 .125 05/01/56 2,034,909
850,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5 .500 05/01/55 835,443
510,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .125 05/01/36 518,750
925,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .500 05/01/46 933,025
2,000,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .600 05/01/55 1,949,413
1,485,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5 .500 11/01/39 1,535,727
2,560,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5 .625 11/01/49 2,608,928
TOTAL FLORIDA 1,943,469,717
GEORGIA - 2.9%
39,320,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 34,538,220
10,300,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 10,465,053
500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 285,000
24,900,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 14,193,000
33,710,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 19,214,700
1,290,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5 .000 11/01/48 988,628
8,810,000 (f) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
4 .000 07/01/49 7,853,137
25,665,000 (f) Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A,
(UB)
4 .000 07/01/49 22,990,384
420,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 378,247
5,510,000 (f) Classic Center Authority, Clarke County, Georgia, Revenue
Bonds, Classic Center Arena Project Series 2021
3 .000 05/01/61 3,692,328
5,515,000 (f) Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A, (UB)
5 .000 04/01/47 5,537,298
3,945,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A - AGM Insured
5 .000 04/01/53 4,014,706
3,500,000 (f) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5 .750 04/01/53 3,751,153
6,030,000 (f) Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 2017, (UB)
4 .000 08/15/48 5,479,578
10,000,000 (f) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
5 .000 04/01/47 10,040,431

55
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 7,785,000 (f) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
4 .000% 04/01/50 $ 6,817,970
11,900,000 (f) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A - AGM Insured, (UB)
4 .000 01/01/59 10,535,633
25,395,000 (f) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A, (UB)
5 .000 01/01/63 25,336,439
1,840,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .875 06/15/47 1,847,375
1,550,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
6 .000 06/15/52 1,556,581
34,665,000 (f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5 .000 05/15/49 35,915,526
7,750,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 7,798,778
10,000,000 (f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024B, (Mandatory Put 3/01/32), (UB)
5 .000 12/01/54 10,894,568
5,765,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A, (UB)
5 .000 07/01/60 5,752,024
11,600,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
4 .000 01/01/49 10,691,960
24,940,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
5 .000 01/01/49 24,996,080
28,170,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A, (UB)
5 .000 01/01/59 28,107,623
11,200,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured, (UB)
5 .000 07/01/64 11,257,800
15,280,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2022A, (UB)
4 .500 07/01/63 14,577,288
11,650,000 (f) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2019A - BAM Insured, (UB)
4 .000 01/01/49 10,738,046
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/59 1,970,096
2,000,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .125 06/01/50 1,993,138
1,250,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 1,245,251
9,855,000 (d) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 9,872,870
15,220,000 (f) Walton Industrial Building Authority, Georgia, Revenue Bonds,
Walton County Jail Facility Project, Series 2021, (UB)
4 .000 02/01/52 14,025,300
3,330,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5 .250 10/01/49 2,700,419
TOTAL GEORGIA 382,052,628
HAWAII - 0.5%
3,530,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250 05/15/52 3,550,507
1,565,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5 .000 01/01/45 1,309,015
2,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 1,923,701
2,965,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 2,744,319
16,795,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4 .000 03/01/37 16,274,976
8,125,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 7,053,650

Portfolio of Investments September 30, 2025
(continued)
High Yield
56
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 15,000,000 (f) Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT), (UB)
5 .250% 07/01/51 $ 15,721,308
10,000,000 (f) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(AMT), (UB)
5 .500 07/01/54 10,665,113
TOTAL HAWAII 59,242,589
IDAHO - 0.3%
5,023,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875 09/01/53 5,123,126
1,500,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 1,501,270
2,969,000 Harris Ranch Community Infrastructure District 1, Boise, Idaho,
Special Assessment Bonds, Assessment Area One, Series 2011
9 .000 09/01/40 2,976,818
4,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025A
4 .375 03/01/53 3,672,272
955,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Compass Public Charter School, Inc. Project,
Series 2018A
6 .000 07/01/49 959,386
715,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Taxable Series
2021B
5 .750 07/15/31 677,034
680,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
4 .500 07/01/30 666,314
2,270,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .000 07/01/40 2,011,364
6,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .250 07/01/55 4,962,247
275,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B
5 .250 07/01/27 272,296
955,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A
5 .000 06/01/35 955,439
2,380,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A
5 .000 06/01/44 2,279,726
10,100,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 10,306,192
1,720,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 1,614,249
2,570,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 2,615,664
TOTAL IDAHO 40,593,397
ILLINOIS - 6.6%
4,845,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5 .700 05/01/36 4,845,452
234,918 (e) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6 .250 01/01/26 234,918
4,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 4,017,546
106,670,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016, (UB)
6 .000 04/01/46 108,084,593
7,500,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018, (UB)
5 .000 04/01/46 7,238,281
5,550,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5 .000 04/01/45 5,473,933
11,825,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5 .750 04/01/48 12,305,589
1,245,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C
5 .000 12/01/34 1,253,251
8,750,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5 .000 12/01/46 8,774,408
8,445,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4 .000 12/01/50 7,729,192

57
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 6,905,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4 .000% 12/01/55 $ 6,185,710
6,500,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A, (UB)
5 .000 12/01/55 6,540,028
21,000,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5 .000 12/01/46 21,783,170
2,375,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5 .000 12/01/52 2,404,714
6,195,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5 .000 12/01/57 6,252,393
464,516 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6 .100 01/15/29 464,545
3,206,077 (e) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Diversey-Narragansett Project,
Series 2006
7 .460 02/15/26 2,244,254
3,159,571 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 3,160,528
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/39 4,083,179
7,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4 .000 01/01/43 6,428,336
23,750,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
5 .000 01/01/48 23,787,473
9,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4 .375 01/01/53 8,201,053
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5 .000 01/01/52 4,969,154
5,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5 .000 01/01/52 4,969,155
10,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .500 01/01/48 9,559,874
18,800,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .625 01/01/53 18,017,743
12,990,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .250 01/01/53 13,195,455
24,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .250 01/01/53 24,379,594
13,475,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .000 01/01/55 13,446,669
10,500,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A, (UB)
5 .500 01/01/53 11,073,367
6,000,000 (f) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5 .500 01/01/43 6,019,156
5,000,000 (f) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
5 .625 01/01/30 5,122,481
87,600,000 (f) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 89,314,928
3,365,000 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/35 3,369,232
1,795,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 1,692,943
8,650,000 (f) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5 .250 01/01/58 8,964,901
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .500 01/01/62 5,239,294
8,855,000 (f) Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025, (UB)
4 .250 12/15/49 8,526,332
10,635,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .250 11/01/36 9,508,042
13,325,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .375 11/01/46 10,769,221
46,000,000 (f) Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A, (UB)
4 .125 05/15/47 42,254,151

Portfolio of Investments September 30, 2025
(continued)
High Yield
58
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,055,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000% 07/01/51 $ 2,858,198
4,420,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 3,027,806
845,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 846,014
4,475,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6 .000 12/01/45 4,476,275
2,500,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/42 2,040,657
1,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,333,929
7,150,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 5,515,870
17,295,000 (f) Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015, (UB)
4 .125 05/01/45 15,938,935
5,190,000 Illinois Finance Authority, Revenue Bonds, Central Baptist
Village, Series 2007
5 .375 11/15/39 5,017,662
2,000,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 2,037,072
1,300,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/47 1,194,495
1,200,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/52 1,070,662
5,300,000 (d) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 5,264,089
6,000,000 (f) Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020A, (UB)
4 .000 05/15/50 5,093,842
3,735,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A
5 .000 04/01/50 3,135,320
2,700,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018A
6 .125 04/01/58 2,604,931
19,780,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/49 19,201,686
20,475,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/58 19,754,059
6,500,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4 .000 11/15/39 6,164,294
10,000,000 (f) Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B, (UB)
4 .000 08/15/41 9,374,350
5,000,000 (f) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (UB)
5 .000 08/15/52 5,062,952
4,000,000 (d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 4,440,696
5,600,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024C
4 .850 04/01/49 5,664,097
1,300,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/41 1,300,817
14,600,000 (f) Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/42 15,552,355
10,285,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,786,904
14,250,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/39 15,492,124
950,000 (d) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5 .750 12/01/43 956,422
1,155,000 Matteson, Illinois, Tax Increment Revenue Bonds, Limited
Obligation Series 2015
6 .500 12/01/35 1,181,150
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 1,974,876
10,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured, (UB)
5 .000 06/15/50 10,063,525
8,715,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0 .000 12/15/41 4,195,904
7,360,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5 .000 06/15/53 7,215,661

59
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5 .500% 06/15/53 $ 5,002,888
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A - AGM Insured
0 .000 12/15/56 2,119,888
13,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A, (UB)
5 .000 06/15/57 12,689,388
5,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 3,628,027
19,140,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/54 4,393,405
6,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 1,648,489
6,270,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/44 2,558,742
53,700,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured, (UB)
0 .000 06/15/44 21,914,589
17,150,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/37 10,254,213
6,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 3,068,623
155,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/41 73,907
2,036,893 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6 .000 03/15/34 2,039,226
3,390,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7 .000 01/01/50 2,955,569
7,400,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A - BAM Insured, (UB)
4 .000 01/01/48 6,666,495
24,280,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5 .000 01/01/48 24,393,827
10,800,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 10,803,009
3,370,000 Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Elgin Math & Science Academy
Charter School, Series 2023A
5 .875 03/01/58 3,294,263
1,187,000 Volo Village, Illinois, Special Tax Bonds, Special Service Area
17, Series 2017
5 .500 03/01/47 1,186,947
898,000 Waukegan, Illinois, Special Assessment Improvement Bonds,
Fountain Square, Series 2005
6 .125 03/01/30 898,919
3,695,000 (e) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/26 1,293,250
1,745,572 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 1,745,572
1,870,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-
100 Raintree Village Project, Series 2013
5 .000 03/01/33 1,870,100
3,170,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5 .750 03/01/28 3,170,997
TOTAL ILLINOIS 869,392,200
INDIANA - 1.1%
2,500,000 (d) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5 .375 01/01/40 2,207,894
7,045,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5 .625 01/01/38 6,748,504
445,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 431,106

Portfolio of Investments September 30, 2025
(continued)
High Yield
60
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 4,465,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .350% 01/01/38 $ 4,136,020
4,500,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 3,987,198
1,595,000 (d),(f) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019 - AMBAC Insured, (IF)
9 .992 04/01/30 2,182,436
3,425,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6 .000 03/01/33 3,426,295
7,355,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6 .250 03/01/43 7,105,988
3,050,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/55 2,484,622
180,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Taxable Series
2021B
5 .000 12/01/27 176,904
4,370,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Discovery Charter School Project, Series 2015A
7 .250 12/01/45 4,377,871
4,860,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rock Creek Community Academy Project, Series 2018A
6 .125 07/01/48 4,724,296
7,350,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 5,700,242
21,460,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 21,465,803
10,400,000 (f) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A,
(UB)
4 .000 12/01/49 9,296,262
26,975,000 (f) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5 .000 08/15/51 27,121,547
4,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 4,696,971
1,730,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Subordinate Series 2024C
5 .750 07/01/64 1,620,036
2,610,000 (f) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .650 07/01/49 2,590,311
1,545,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3 .840 02/01/54 1,399,437
3,700,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,839,346
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 2,506,055
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 3,928,838
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5 .375 09/01/38 4,957,322
1,500,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7 .500 07/01/35 1,506,898
330,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .100 01/01/32 324,016
6,840,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .350 01/01/38 6,585,452
3,100,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 3,010,506
1,000,000 (d) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6 .250 10/01/50 1,004,467
1,500,000 (d) Whiteland Economic Development, Indiana, Revenue Bonds,
Patch Whitehead Project Phase II, Series 2024A
6 .125 03/01/49 1,494,455
TOTAL INDIANA 145,037,098

61
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.6%
$ 1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000% 09/01/51 $ 736,864
29,975,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 29,680,457
13,505,000 (f),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 15,557,683
10,500,000 (f),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 12,095,940
16,000,000 (f) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2023E, (UB)
4 .950 07/01/53 16,209,242
1,150,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6 .000 10/01/55 1,202,484
TOTAL IOWA 75,482,670
KANSAS - 0.3%
1,000,000 (d) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375 06/01/39 1,001,103
4,205,000 (f) Kansas State Development Finance Authority, Facilities
Revenue Bonds, K-State Athletics Incorporated Project Series
2023C, (UB)
4 .250 07/01/42 4,082,463
2,395,109 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1 .000 03/01/26 694,582
501,069 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
5 .000 03/01/28 145,310
1,915,310 (e) Olathe, Kansas, Transportation Development District Sales Tax
Revenue Bonds, Gateway Project Area lA, Series 2006
5 .000 12/01/28 255,311
2,300,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 517,500
3,148,247 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4 .375 01/01/26 2,927,870
5,000,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 2,500,000
10,955,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 3,176,950
10,755,000 (f) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A, (UB)
5 .000 09/01/48 10,888,431
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,196,462
3,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 2,806,570
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6 .000 05/15/54 941,575
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 956,878
10,845,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6 .000 09/01/35 10,263,319
TOTAL KANSAS 42,354,324
KENTUCKY - 0.4%
2,805,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 2,814,015
4,580,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000 03/01/39 4,365,692
3,535,000 Fort Thomas, Kentucky, Special Obligation Revenue Bonds,
Onr Highland Project Series 2020B
5 .500 09/01/50 3,236,686
945,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5 .000 07/01/50 773,425

Portfolio of Investments September 30, 2025
(continued)
High Yield
62
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 2,500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750% 11/15/45 $ 2,069,022
3,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 3,027,493
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 2,000,255
10,750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 10,597,145
4,940,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 4,088,795
7,500,000 (f) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5 .250 04/01/54 8,222,836
5,745,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 5,294,163
1,400,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5 .750 12/01/52 1,292,813
TOTAL KENTUCKY 47,782,340
LOUISIANA - 0.9%
4,350,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 4,176,428
775,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 806,878
1,330,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 1,364,799
860,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 883,843
10,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
6 .250 02/01/47 9,125,512
4,570,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 3,509,954
1,405,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5 .000 06/01/51 1,132,494
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 493,667
1,460,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 1,443,852
1,585,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 1,419,024
1,530,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 1,370,109
5,000,000 (f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5 .250 05/15/55 5,193,646
1,935,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 2,046,963
6,000,000 (f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5 .500 05/15/55 6,347,172
5,000,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Lousiana Pellets Inc Project, Series
2015, (AMT)
7 .000 07/01/26 50
1,030,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6 .125 06/01/52 1,034,128

63
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,425,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6 .250% 06/01/62 $ 1,431,361
16,250,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 16,474,265
11,335,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 11,443,139
14,995,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 15,400,973
15,995,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 15,212,590
5,000,000 (f) New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Refunding Series 2024B, (AMT), (UB)
5 .250 01/01/43 5,274,916
5,800,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 4,978,337
8,220,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 8,929,407
TOTAL LOUISIANA 119,493,507
MAINE - 0.2%
11,310,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 10,693,647
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 1,575,638
15,040,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 13,858,309
3,950,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6 .875 10/01/26 3,958,829
TOTAL MAINE 30,086,423
MARYLAND - 0.9%
6,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 6,536,143
1,500,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,432,489
1,925,000 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4 .000 07/01/50 1,667,621
2,550,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/25 1,708,500
90,070,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 60,346,900
400,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .000 12/01/26 268,000
4,500,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 3,015,000
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000 09/01/50 2,701,895
1,000,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .125 07/01/37 986,988
1,800,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .250 07/01/47 1,682,484
1,530,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .375 07/01/52 1,414,867

Portfolio of Investments September 30, 2025
(continued)
High Yield
64
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 22,465,000 (f) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (UB)
5 .000% 07/01/47 $ 22,467,363
12,795,000 (f) Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015, (UB)
4 .000 12/01/44 11,833,469
5,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 5,006,184
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,029,826
TOTAL MARYLAND 123,097,729
MASSACHUSETTS - 0.9%
10,000,000 (f) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1, (UB)
4 .000 07/01/51 9,240,797
4,000,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6 .500 07/15/60 4,021,548
1,000,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing
Project, Series 2024A
5 .000 07/01/54 940,390
14,360,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 13,558,591
13,440,000 (f) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4 .250 07/01/46 11,960,200
2,960,000 (f) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4 .950 12/01/64 3,013,996
3,115,000 (f) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4 .750 12/01/54 3,124,125
5,500,000 (f) Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2017A, (AMT), (UB)
5 .000 07/01/47 5,518,930
10,000,000 (f) Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT), (UB)
5 .000 07/01/49 10,064,219
6,880,000 (f) Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT), (UB)
5 .000 07/01/46 6,973,142
9,770,000 (f) Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2024E, (UB)
5 .000 08/01/54 10,170,649
6,320,000 (f) Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A, (UB)
5 .000 05/01/53 6,552,577
11,675,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, (UB)
5 .000 06/01/53 12,108,354
14,000,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, (UB)
5 .000 06/01/51 14,540,277
7,000,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B, (UB)
5 .000 06/01/54 7,292,831
TOTAL MASSACHUSETTS 119,080,626
MICHIGAN - 1.8%
705,000 Chandler Park Academy, Michigan, Public School Academy
Charter School Revenue Bonds, Series 2005
5 .125 11/01/30 705,157
1,818,503 (e) Concord Academy, Boyne City, Michigan, Certificates of
Participation, Series 2007
2 .800 11/01/36 1,544,322
545,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .000 11/01/26 541,230
3,750,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/31 3,461,935
3,840,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 3,240,964
1,940,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/33 1,918,978
4,110,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 3,741,556
4,866,412 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
4 .813 06/15/26 5,219,227

65
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 18,806,796 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000% 06/15/27 $ 20,311,340
7,360,000 Detroit Community High School, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
5 .000 11/01/35 6,518,949
3,500,000 Flint International Academy, Michigan, Public School Academy
Revenue Bonds, Series 2007
5 .750 10/01/37 3,499,842
6,000,000 (f) Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured, (UB)
4 .125 06/01/48 5,663,896
27,005,000 (f) Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018 - BAM Insured, (UB)
4 .000 11/01/48 24,875,302
1,945,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5 .000 05/01/36 1,517,831
2,500,000 (f) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5 .000 11/01/44 2,500,771
1,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A
5 .000 05/15/54 1,000,979
10,000,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, (UB)
5 .000 05/15/54 10,009,792
12,000,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016, (UB)
5 .000 11/15/41 12,080,308
12,270,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5 .000 11/15/48 12,311,082
10,000,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4 .000 02/15/44 9,160,829
6,525,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4 .000 02/15/50 5,669,141
5,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 5,024,271
1,925,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .400 04/01/31 1,763,213
4,645,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .900 04/01/41 3,589,685
400,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Old Redford Academy Project,
Series 2010A
6 .500 12/01/40 384,156
10,515,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 8,374,223
1,615,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 1,519,320
5,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0 .000 06/01/45 1,375,187
5,000,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4 .800 10/01/64 4,970,926
6,500,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4 .700 12/01/43 6,538,565
6,000,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4 .900 12/01/48 6,075,021
5,000,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B, (UB)
5 .000 06/01/54 5,067,882
3,500,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .700 12/01/53 3,516,658
740,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 740,282
1,815,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017
7 .000 12/01/46 1,825,139

Portfolio of Investments September 30, 2025
(continued)
High Yield
66
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,505,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500% 11/01/35 $ 1,505,945
9,990,000 (f) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I, (UB)
4 .000 10/15/56 8,893,692
2,390,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 06/30/48 2,356,499
644,580,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 15,937,241
3,625,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, First Subordinate
Capital Appreciation Series 2007B
0 .000 06/01/52 439,612
99,020,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Taxable Capital
Appreciation Turbo Term Series 2008B
0 .000 06/01/46 13,183,404
320,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
5 .500 05/01/27 320,260
1,565,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
6 .000 05/01/37 1,565,878
995,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5 .250 06/01/32 945,478
TOTAL MICHIGAN 231,405,968
MINNESOTA - 1.0%
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase III
Project, Series 2025A
5 .625 09/01/65 1,002,337
3,040,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/38 2,723,519
1,570,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/53 1,228,888
9,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000 06/15/56 6,515,606
1,315,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2022
6 .000 07/01/57 1,149,120
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/49 5,128,643
2,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/54 1,674,823
1,050,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5 .500 07/01/30 1,050,178
6,200,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5 .875 07/01/40 5,990,116
5,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6 .000 07/01/45 4,648,497
2,025,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 2,027,158
1,000,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 999,938
4,700,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 4,716,055
9,080,000 (f) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .000 02/15/58 9,111,018
9,665,000 (f) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .250 02/15/58 9,717,127
2,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .375 08/01/50 1,938,739

67
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,925,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000% 07/01/47 $ 4,095,461
2,000,000 (e) Hayward, Minnesota, Health Care Facilities Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2014
5 .750 02/01/44 1,389,849
810,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/34 810,263
2,965,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 2,799,762
600,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 459,356
430,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Taxable Series 2021B
6 .000 07/01/28 419,134
2,285,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850 12/01/29 2,290,656
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 1,041,937
1,385,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250 12/01/43 1,038,288
2,000,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250 12/01/52 1,375,827
1,300,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 1,092,972
2,490,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/57 2,055,907
1,110,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 813,045
1,080,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .000 07/01/32 1,096,673
1,250,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .250 07/01/37 1,260,871
5,510,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .500 07/01/48 5,519,379
5,650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 4,960,212
1,840,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 1,589,986
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 2,472,619
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/46 2,390,708
8,520,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/58 8,264,938
13,850,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/63 13,292,064
1,500,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
5 .500 07/01/52 1,402,589
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,004,610
5,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 3,603,774
960,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 836,276
4,795,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
5 .125 10/01/48 4,267,413

Portfolio of Investments September 30, 2025
(continued)
High Yield
68
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,500,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000% 06/15/49 $ 1,351,388
360,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5 .250 02/01/27 360,114
800,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5 .500 02/01/42 757,260
315,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
4 .500 06/01/36 283,063
TOTAL MINNESOTA 135,018,156
MISSISSIPPI - 0.1%
3,640,000 (d),(e) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 3,458,000
8,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 5,014,081
861,058 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6 .125 09/01/34 786,238
6,905,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024E
4 .650 12/01/54 6,855,743
TOTAL MISSISSIPPI 16,114,062
MISSOURI - 1.5%
755,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5 .250 06/01/39 754,982
2,202,672 (d) Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017B
5 .000 11/01/29 1,986,229
125,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 126,451
2,499,531 (e) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006
5 .000 06/01/28 524,902
1,865,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
4 .000 03/01/42 1,547,492
3,705,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/47 3,426,620
10,000,000 (f) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
4 .250 12/01/53 9,458,049
7,895,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A, (AMT), (UB)
4 .000 03/01/45 7,089,644
20,140,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
4 .000 03/01/50 17,654,364
10,000,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5 .000 03/01/57 9,962,992
3,080,000 (d) Kansas City Industrial Development Authority, Missouri,
Revenue Bonds, Platte Purchase Project A, Series 2019
5 .000 07/01/40 2,992,760
775,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/36 760,700
3,140,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 2,799,353

69
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 4,758,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Subordinate Refunding & Improvement
Series 2016
8 .000% 04/15/46 $ 4,096,315
1,200,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/42 1,117,173
131,463 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
A Bonds, Refunding Series 2015A
5 .750 04/01/55 110,361
1,562,942 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
B Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 1,406,648
590,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
5 .000 05/01/35 539,735
2,365,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
6 .000 05/01/42 2,158,374
2,500,000 (d) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,362,837
4,200,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 4,139,424
3,965,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 3,806,314
7,095,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8 .500 06/15/46 6,862,989
1,000,000 M150 and 135th Street Transporation Development District,
Kansas City, Missouri, Transportation Sales Tax Revenue Bonds,
Series 2020A
4 .250 10/01/43 934,693
2,000,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .250 10/01/55 2,000,916
10,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 9,212,569
10,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)
5 .000 11/15/45 10,002,336
5,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM
Insured, (UB)
4 .000 06/01/53 4,482,885
7,315,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5 .000 12/01/52 7,540,045
6,570,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A,
(UB)
4 .000 02/15/54 5,621,050
1,405,195 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 1,122,078
2,930,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk
Community Improvement District Project, Series 2017A
6 .250 12/01/36 2,809,178
3,000,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway
Regional Community Improvement District Project, Series
2019B
4 .250 11/01/49 2,498,694
600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5 .000 08/15/35 591,136
1,800,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5 .125 08/15/45 1,569,631

Portfolio of Investments September 30, 2025
(continued)
High Yield
70
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 3,215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125% 12/01/45 $ 2,873,293
9,330,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/42 9,015,079
10,210,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/44 9,730,837
10,620,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/45 10,083,011
8,465,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .250 12/01/46 8,292,216
10,885,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/47 10,273,197
5,100,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5 .625 06/15/53 4,418,796
2,000,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
5 .750 06/15/54 2,009,722
1,664,000 (e) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson
Lofts Project, Series 2007
3 .850 09/01/27 183,040
2,264,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 792,400
1,127,000 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block
1859, Grand Avenue/Cozens/Evans Redevelopment Project,
Series 2008-A
6 .500 12/11/29 631,120
2,205,000 (e) St Louis, Missouri, Tax Increment Financing District Revenue
Bonds, Printers Lofts Project, Series 2006
3 .900 08/21/26 154,350
120,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 121,247
1,100,000 Town and Country Crossing Transportation Development
District, Missouri, Transporation Sales Tax Revenue Bonds,
Refunding Series 2020A
3 .875 04/01/47 911,093
3,075,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 3,058,639
TOTAL MISSOURI 196,617,959
MONTANA - 0.0%
500,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/37 501,694
4,275,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .650 06/01/54 4,254,821
TOTAL MONTANA 4,756,515
NEBRASKA - 0.7%
11,090,000 (f) Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017, (UB)
5 .000 11/15/47 11,143,972
3,460,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4 .000 01/01/44 3,131,034
13,660,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4 .550 09/01/48 13,521,057
18,810,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C, (UB)
4 .800 09/01/53 18,838,042
9,245,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .700 09/01/49 9,258,048
3,995,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .800 09/01/54 3,999,233
10,000,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024E, (UB)
4 .800 09/01/54 10,050,490
14,000,000 (f) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A - AGM Insured, (UB)
4 .000 02/01/51 12,872,694

71
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 11,580,000 (f) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A, (UB)
4 .000% 02/01/51 $ 10,574,227
TOTAL NEBRASKA 93,388,797
NEVADA - 0.4%
760,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5 .000 08/01/35 760,416
9,324,629 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5 .125 12/15/37 93
2,140,620 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
5 .250 12/15/37 21
14,082,845 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 141
8,703,659 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 87
7,308,521 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 73
63,526,555 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 635
33,292,396 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 333
2,310,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 2,204,149
485,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 369,421
1,125,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .250 03/01/48 1,117,747
1,225,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .250 03/01/53 1,201,104
670,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .000 09/01/38 653,388
6,440,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .375 09/01/48 6,077,797
1,000,000 (i) Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .500 06/01/55 1,000,672
8,325,000 (f) Las Vegas, Nevada, General Obligation Bonds, Various Purpose
Bonds, Limited Tax Civic Center Series 2023A, (UB)
4 .000 03/01/53 7,560,062
900,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5 .000 12/01/35 901,513
470,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 26, Series 2017
4 .500 06/01/47 440,996
1,005,000 Mesquite, Nevada, Local Improvement Bonds, Special
Improvement District 07-01 Anthem at Mesquite, Refunding
Series 2016
4 .250 08/01/37 958,463
2,055,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/37 2,059,267
4,085,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/47 3,960,912
1,510,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5 .400 06/01/27 1,510,267
24,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0 .000 07/01/58 3,774,562

Portfolio of Investments September 30, 2025
(continued)
High Yield
72
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 90,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018D
0 .000% 07/01/58 $ 10,531,089
500,000 Sparks Special Improvement District 1, Nevada, Local
Improvement Bonds, 5 Ridges Series 2024
5 .125 06/01/54 483,585
TOTAL NEVADA 45,566,793
NEW HAMPSHIRE - 0.3%
370,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/27 354,026
730,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/29 650,989
3,320,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/30 2,853,103
4,177,095 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 3,911,537
6,750,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 6,239,627
2,960,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 2,453,713
2,475,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3 .750 07/01/45 2,040,349
12,405,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 12,484,505
4,400,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 4,420,654
5,925,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 3,733,181
5,655,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 3,469,085
1,000,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 855,273
TOTAL NEW HAMPSHIRE 43,466,042
NEW JERSEY - 1.4%
6,360,000 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,
Royal Caribbean Cruises Project, Series 2006A, (AMT)
5 .375 11/01/35 5,597,126
3,570,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 3,692,995
705,000 (d) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5 .000 10/01/39 549,720
785,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5 .625 08/01/34 785,183
1,530,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5 .875 08/01/44 1,529,973
1,000,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
6 .000 08/01/49 1,000,023
2,325,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 2,212,188
1,075,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 1,074,931

73
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,675,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250% 01/01/44 $ 1,538,961
230,000 New Jersey Economic Development Authority, Lease
Revenue Bonds, State Government Buildings-Juvenile Justice
Commission Facilities Project, Series 2018C
5 .000 06/15/36 237,653
6,150,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 6,359,716
6,250,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 6,463,141
2,500,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5 .000 11/01/52 2,559,804
6,000,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A,
(UB)
4 .000 11/01/44 5,495,669
15,000,000 (f),(h),(j) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26),
(UB)
5 .000 06/15/41 15,452,889
775,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6 .000 10/01/34 775,708
2,255,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6 .200 10/01/44 2,255,804
3,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 3,005,317
4,050,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 4,057,178
2,580,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 2003,
(AMT)
5 .500 06/01/33 2,584,234
3,985,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
4 .625 09/01/48 3,985,155
3,360,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
5 .250 09/01/53 3,493,218
15,555,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5 .750 10/01/38 11,345,181
7,625,000 (f) New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C,
(AMT), (UB)
4 .250 12/01/50 6,566,918
25,975,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (UB)
4 .500 06/15/49 25,558,896
14,025,000 (f),(h) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28), (UB)
4 .500 06/15/49 14,966,012
10,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 9,634,585
12,250,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .000 06/15/46 12,702,245
8,410,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 8,816,849
925,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/38 541,176
2,965,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
5 .000 06/15/44 3,018,204
7,250,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
4 .000 06/15/50 6,496,566

Portfolio of Investments September 30, 2025
(continued)
High Yield
74
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 15,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA, (UB)
4 .000% 06/15/45 $ 13,706,457
TOTAL NEW JERSEY 188,059,675
NEW MEXICO - 0.2%
1,100,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 1,101,209
650,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5 .750 10/01/44 645,593
3,180,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0 .000 03/01/32 1,781,449
435,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5 .900 09/01/32 434,994
2,815,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5 .900 09/01/32 2,814,963
2,000,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 1,994,878
2,145,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/39 2,073,270
2,200,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/49 1,930,088
4,305,000 (f) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4 .650 09/01/48 4,290,530
2,470,000 (f) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4 .700 09/01/53 2,481,081
1,000,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250 05/01/40 930,102
4,948,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 4,950,934
TOTAL NEW MEXICO 25,429,091
NEW YORK - 14.4%
3,415,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 3,464,302
7,885,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 7,935,899
5,500,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Refunding Series 2016A
5 .000 07/15/42 5,511,859
14,015,000 Broome County Local Development Corporation, New York,
Revenue Bonds, United Health Services Hospitals, Inc. Project,
Series 2020 - AGM Insured
3 .000 04/01/45 10,855,785
4,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 4,010,451
200,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 140,000
7,645,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .500 11/01/44 5,351,500
7,420,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 7,235,120
2,575,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 2,675,422
17,240,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 14,983,858
6,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 4,829,144
2,125,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020A-2
5 .250 06/01/28 2,096,832

75
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 32,430,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250% 07/01/53 $ 32,941,846
33,000,000 (f) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4 .250 05/01/52 30,941,708
19,550,000 (f) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)
4 .000 07/01/51 17,878,324
12,000,000 (f) Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A, (UB)
4 .000 07/01/50 10,583,068
225,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Josephs College, Series 2021
4 .000 07/01/40 189,390
5,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 4,528,968
4,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/46 3,258,191
5,000 (h) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4 .000 03/15/49 5,271
8,860,000 (f) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D,
(UB)
4 .000 02/15/47 8,300,472
12,465,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 3,459,603
33,320,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 29,617,975
5,560,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 4,447,350
4,770,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .660 02/01/44 4,473,028
9,600,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 9,435,347
12,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .760 02/01/48 12,207,355
4,460,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 4,298,894
5,880,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 5,350,409
5,890,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 4,510,489
7,035,000 (f) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E, (UB)
5 .000 09/01/48 7,322,081
5,000,000 (e) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 2,200,000
13,500,000 (f) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4 .000 11/15/47 12,315,553
20,160,000 (f) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4 .000 11/15/48 18,303,226
9,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - AGM Insured, (UB)
4 .000 11/15/49 7,994,949
20,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - BAM Insured, (UB)
4 .000 11/15/50 17,758,456

Portfolio of Investments September 30, 2025
(continued)
High Yield
76
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,450,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1, (UB)
5 .000% 11/15/47 $ 7,529,725
29,225,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
4 .750 11/15/45 29,095,183
22,885,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .000 11/15/50 23,081,513
55,425,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250 11/15/55 56,529,299
6,500,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/43 6,636,290
37,400,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/45 37,981,394
22,575,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4 .000 11/15/47 20,420,180
13,120,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4 .000 11/15/48 11,825,519
29,130,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/49 26,210,312
14,980,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/50 13,444,063
20,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/47 17,817,530
10,400,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/48 9,234,704
27,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/50 23,852,807
600,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured
5 .250 11/15/49 627,964
18,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured, (UB)
5 .250 11/15/49 18,838,924
40,510,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D, (UB)
4 .000 11/15/42 37,327,786
15,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2, (UB)
4 .000 11/15/43 13,670,411
2,000,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
6 .000 07/01/57 1,982,038
5,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
5 .000 01/01/50 4,248,392
4,000,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/51 3,999,772
9,070,000 (f) MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A, (UB)
5 .000 11/15/56 8,994,091
760,000 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A-3
5 .000 06/01/35 649,655

77
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 (f) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A, (UB)
5 .000% 11/01/54 $ 5,094,398
1,380,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G
3 .900 05/01/45 1,243,040
5,110,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1
2 .400 11/01/46 3,447,827
8,155,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2020A-1C
3 .000 11/01/55 5,954,221
2,800,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 2,890,103
3,970,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .250 10/01/26 2,540,800
28,995,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/27 18,556,800
37,910,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 24,262,400
84,140,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 53,849,600
7,615,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Serries BB-1, (UB)
4 .000 06/15/49 7,004,783
26,665,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125 06/15/46 25,473,043
27,000,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125 06/15/47 25,695,176
10,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)
4 .000 02/01/51 9,281,855
10,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1, (UB)
5 .000 05/01/47 10,446,308
4,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 3,954,260
8,465,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4 .250 05/01/54 8,114,621
5,290,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1, (UB)
5 .250 11/01/48 5,640,749
7,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1, (UB)
5 .500 05/01/53 7,589,177
10,335,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5 .250 05/01/50 10,864,549
10,725,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1, (UB)
4 .000 03/01/47 9,708,666
29,000,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2023 Series E-1, (UB)
4 .000 04/01/50 26,263,235
5,850,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/51 6,064,187
7,565,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2025 Series C-1, (UB)
5 .250 09/01/46 8,071,039
75,000,000 New York Counties Tobacco Trust V, New York, Tobacco
Settlement Pass-Through Bonds, SubordinateTurbo CABs,
Series 2005-S2
0 .000 06/01/50 11,097,420
5,500,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 5,500,020

Portfolio of Investments September 30, 2025
(continued)
High Yield
78
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150% 11/15/34 $ 2,002,156
13,645,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .375 11/15/40 13,647,410
89,870,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250 11/15/44 89,940,827
3,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .250 09/15/52 2,201,306
3,835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3 .150 11/01/54 2,937,144
3,150,000 (f) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4 .650 10/01/43 3,170,080
3,150,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4 .000 11/15/60 2,790,116
20,000,000 (f) New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, (UB)
4 .000 01/01/53 18,055,846
20,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4 .000 03/15/50 18,499,660
8,500,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4 .125 03/15/52 7,957,165
38,340,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5 .000 03/15/54 39,282,270
32,340,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4 .125 03/15/56 29,919,209
10,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4 .125 03/15/57 9,224,676
15,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5 .000 03/15/47 15,745,869
24,635,000 (f) New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A, (UB)
4 .000 03/15/45 22,877,879
10,000,000 (f) New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A,
(UB)
5 .000 03/15/51 10,345,177
16,025,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 15,887,094
19,660,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 19,659,119
10,210,000 (f) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4 .500 12/31/54 9,634,066
80,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 80,017
6,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 6,982,824
23,205,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .000 06/30/49 23,279,193
51,610,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 52,283,057

79
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 18,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500% 06/30/60 $ 18,175,435
25,000,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
6 .000 06/30/55 27,058,510
15,190,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 15,717,986
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 3,178,947
3,485,000 (f) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .000 06/30/49 3,493,597
18,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 18,766,528
23,415,000 (f) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .125 06/30/60 23,438,179
2,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 2,527,218
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375 10/01/45 7,372,430
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 5,499,036
13,570,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 14,186,439
8,195,000 (d) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4 .750 11/01/42 7,463,385
3,010,000 (d) Ogdensburg Bridge and Port Authority, New York, Revenue
Bonds, Series 2017, (AMT)
5 .750 07/01/47 2,707,416
1,000,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 1,066,173
20,000,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT), (UB)
5 .000 12/01/53 20,411,406
25,765,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4 .000 07/15/55 22,606,515
9,265,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4 .000 07/15/60 7,995,966
5,745,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021,
(AMT), (UB)
4 .000 07/15/51 5,104,249
21,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 1,825,261
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 1,533,064
7,205,000 (f) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5 .000 11/15/49 7,376,897
10,000,000 (f) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5 .000 11/15/54 10,197,058

Portfolio of Investments September 30, 2025
(continued)
High Yield
80
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,765,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2,
(UB)
4 .500% 05/15/52 $ 10,770,009
5,110,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)
4 .000 05/15/51 4,669,698
34,565,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C, (UB)
5 .250 05/15/52 36,138,655
10,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
4 .500 12/01/56 9,748,578
10,175,000 (f) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .500 12/01/59 10,978,658
13,050,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .125 05/15/53 12,061,345
10,125,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
4 .250 05/15/58 9,556,195
60,930,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .250 05/15/58 57,507,056
20,930,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .500 05/15/63 20,544,195
9,060,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A, (UB)
4 .000 05/15/57 8,098,433
15,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5 .250 05/15/64 15,814,193
10,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 8,790,659
18,790,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 16,351,062
5,100,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/36 5,189,061
3,530,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/41 3,423,481
7,000,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 6,036,719
8,450,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 7,598,221
3,750,000 (f) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5 .750 11/01/49 4,009,864
3,550,000 (f) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5 .000 11/01/51 3,606,340
TOTAL NEW YORK 1,889,014,231
NORTH CAROLINA - 0.2%
5,000,000 (f) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021B, (AMT), (UB)
4 .000 07/01/51 4,391,523
350,000 (d) Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015
5 .375 03/01/40 349,989
19,065,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 19,065,692

81
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 6,826,051 Winston-Salem, North Carolina, Multifamily Housing Revenue
Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put
7/01/34)
4 .400% 11/01/56 $ 5,951,822
TOTAL NORTH CAROLINA 29,759,026
NORTH DAKOTA - 0.4%
4,585,000 (f) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5 .000 12/01/48 4,678,886
7,450,000 (f) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5 .000 12/01/53 7,552,767
2,750,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 2,705,296
10,000,000 (f) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A, (UB)
4 .600 07/01/43 10,040,393
4,690,000 (f) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D, (UB)
4 .550 07/01/48 4,628,968
8,870,000 (f) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .700 07/01/49 8,859,889
5,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 4,687,629
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 2,754,814
2,022,313 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
6 .250 09/01/28 77,050
9,373,783 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 357,141
TOTAL NORTH DAKOTA 46,342,833
OHIO - 3.1%
2,800,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/41 2,839,392
15,400,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/46 15,598,849
298,890,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 28,032,714
101,370,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 86,647,731
5,185,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 4,999,049
1,500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 1,458,823
12,450,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 12,310,732
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 1,471,918
4,275,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 3,360,172
14,500,000 (f) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015, (UB)
4 .125 05/15/45 13,786,764
17,540,000 (f) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2018A, (UB)
4 .000 05/15/47 16,234,331
500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 475,802
33,880,000 (f) Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)
5 .000 08/15/42 34,087,884

Portfolio of Investments September 30, 2025
(continued)
High Yield
82
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,265,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5 .000% 09/15/50 $ 5,111,899
2,200,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 2,223,034
2,000,000 Hardin County, Ohio Economic Development Facility Revenue
Bonds, Ohio Northern University, Refunding & Improvement
Series 2020
5 .500 05/01/50 1,761,227
2,805,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5 .000 12/01/32 2,766,979
5,695,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A
6 .250 12/01/33 5,698,539
4,385,000 (d) Lorain County Port Authority, Ohio, Tax Increment Revenue
Bonds, North Ridgeville- Riddell Public Improvement Project,
Series 2017
5 .750 12/01/41 4,135,950
39,210,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 35,932,224
3,900,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford At The Enclave Project, Series 2025A
6 .500 01/01/45 3,948,764
2,470,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6 .250 01/01/45 2,499,398
2,090,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 2,114,875
2,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 1,968,267
3,390,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4 .900 09/01/48 3,469,266
3,845,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4 .950 09/01/54 3,909,446
4,340,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 4,323,134
13,640,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 13,506,211
1,000,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 12/31/39 999,597
6,530,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 06/30/53 6,394,900
13,345,000 (f) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B, (UB)
5 .000 12/01/53 13,622,049
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5 .250 12/01/58 1,032,729
1,300,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5 .250 12/01/63 1,342,548
2,200,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 2,250,611
16,735,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6 .000 12/01/50 16,741,473
25,585,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 24,597,245
22,870,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .750 12/01/52 23,623,601
TOTAL OHIO 405,278,127

83
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 0.5%
$ 1,500,000 Mannford Public Works Authority, Oklahoma, Revenue Bonds,
Capital Improvement Series 2021
3 .250% 01/01/51 $ 1,005,896
5,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 5,253,620
3,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 3,006,627
2,910,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 3,034,294
10,000,000 (f) Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2023B, (UB)
4 .125 10/01/53 9,149,116
4,665,000 Osage County Industrial Authority, Oklahoma, Sales and Use
Tax Revenue Bonds, Refunding Series 2023
5 .750 09/01/53 4,587,049
2,828,235 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
6 .875 11/01/46 11,878
4,149,188 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
7 .000 11/01/51 17,427
9,525,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 9,527,392
2,850,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001A, (AMT)
5 .500 12/01/35 2,850,716
10,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 10,707,688
10,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 11,445,993
3,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 3,338,818
TOTAL OKLAHOMA 63,936,514
OREGON - 0.2%
10,000,000 (f) Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A - AGM Insured, (UB)
4 .000 08/15/45 9,185,420
815,000 (d) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5 .250 06/15/55 726,492
670,000 (d) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/39 637,319
2,410,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
7 .000 06/15/52 2,418,736
225,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022B
9 .000 06/15/29 229,324
3,125,000 Polk County Hospital Facility Authority, Oregon, Revenue
Bonds, Dallas Retirement Village Project, Series 2015A
5 .375 07/01/45 3,000,559
10,000,000 (f) Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT), (UB)
5 .000 07/01/52 10,077,792
2,480,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 2,483,612
TOTAL OREGON 28,759,254
PENNSYLVANIA - 2.6%
12,905,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 12,908,595
5,300,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/51 5,306,727
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A
- AGM Insured, (AMT)
4 .000 01/01/56 852,681
5,000,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/56 4,973,908

Portfolio of Investments September 30, 2025
(continued)
High Yield
84
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,690,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5 .500% 01/01/50 $ 6,050,084
8,000,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5 .500 01/01/55 8,466,848
2,670,000 Allegheny County Industrial Development Authority,
Pennsylvania, , Charter School Revenue Bonds, Propel Charter
School-Sunrise, Series 2013
6 .000 07/15/38 2,672,669
4,000,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5 .000 06/15/57 3,321,251
5,235,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 5,422,251
2,100,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/42 2,100,845
2,000,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2025
6 .000 05/01/42 2,113,052
2,450,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 2,436,777
9,200,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 7,592,075
1,279,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,338,230
17,147,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 15,525,629
8,569,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 6,064,653
12,565,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8 .000 06/30/44 7,207,045
8,160,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 6,826,665
6,305,000 (f) Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)
4 .000 12/01/51 5,858,687
705,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 661,945
680,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 609,353
1,400,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .250 12/01/45 1,159,589
1,000,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022
6 .000 10/15/52 982,571
318,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5 .000 03/01/38 315,611
970,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5 .125 03/01/48 906,941
3,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 2,171,020
3,000,000 (f) Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018, (UB)
4 .000 07/15/43 2,357,071

85
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 8,455,000 (f) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2014A, (UB)
4 .000% 06/01/41 $ 8,015,512
5,000,000 (f) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1, (UB)
5 .000 02/15/45 5,038,595
11,000,000 (f) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A, (UB)
5 .000 04/01/50 11,073,028
11,575,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 11,066,324
1,075,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,031,664
1,600,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Taxable First Tier Series 2025A-1
8 .000 01/01/44 1,587,914
6,340,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Third Tier Series 2025C
8 .500 01/01/67 6,119,614
5,000,000 (f) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5 .000 09/01/48 5,019,671
8,405,000 (f) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/52 7,207,493
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 1,006,827
1,071,352 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 471,395
590,116 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 106,221
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 3,069
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 3,069
29,220,000 (c),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 2,922
17,565,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Taxable Series 2020B-2
10 .000 12/01/29 1,757
1,700,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5 .250 12/01/38 1,711,756
3,925,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/53 3,945,122
12,885,000 (f) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 12,982,731
4,900,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 5,110,409

Portfolio of Investments September 30, 2025
(continued)
High Yield
86
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3 .250% 08/01/39 $ 4,005,745
2,765,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 1,938,985
10,000,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4 .375 11/01/54 8,998,957
15,000,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4 .250 02/15/55 14,197,098
5,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5 .000 10/01/43 5,137,895
17,335,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5 .000 10/01/50 17,447,482
25,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 24,611,855
6,440,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 6,343,897
10,000,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A, (UB)
5 .250 12/01/55 10,611,610
75,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/42 71,206
2,590,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 2,299,232
679,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Multifamily Housing Revenue Bonds,
Presbyterian Homes Germantown - Morrisville Project, Series
2005A
5 .625 07/01/35 692,875
11,855,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 10,904,914
835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006
6 .250 05/01/33 835,354
300,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6 .470 11/01/37 265,897
4,785,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6 .600 11/01/47 3,942,267
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5 .300 07/01/42 765,938
32,385,000 (f) Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A, (UB)
4 .000 06/01/49 28,684,162
6,800,000 (d) Southcentral Pennsylvania General Authority, Revenue Bonds,
York Academy Regional Charter School Project, Series 2018A
6 .000 07/15/38 6,905,839
TOTAL PENNSYLVANIA 346,369,074
PUERTO RICO - 8.6%
59,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2005A
0 .000 05/15/50 11,925,853
40,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 1,851,180
215,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008B
0 .000 05/15/57 6,304,123
736,363 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico
Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N
2 .993 12/06/49 398,366
4,900,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
4 .000 07/01/42 4,402,799
5,965,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
4 .000 07/01/47 5,031,587

87
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 23,280,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000% 07/01/47 $ 22,704,227
12,165,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
4 .000 07/01/42 10,956,451
16,525,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 14,900,883
39,855,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/47 33,618,422
102,725,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 61,214,131
1,465,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5 .500 01/01/26 876,746
30,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 18,392
2,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3 .957 07/01/42 1,218
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3 .961 07/01/42 1,811
5,845,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 3,508,162
7,260,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 4,360,707
2,040,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 1,252,527
5,165,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 3,106,411
250,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 155,311
11,270,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/26 7,049,395
15,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/26 9,614
630,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 381,807
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 1,831
2,735,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 1,672,658
5,770,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/30 3,697,986
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 1,806
4,475,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 2,693,621
1,510,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
4 .250 01/01/26 923,846
280,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/26 168,348
185,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/26 111,551
4,840,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/26 2,997,302
23,345,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/27 14,664,015
1,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
3 .645 07/01/28 598
400,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 247,000
5,525,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .750 07/01/36 3,520,514
60,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/26 38,264

Portfolio of Investments September 30, 2025
(continued)
High Yield
88
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 475,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000% 01/01/26 $ 285,274
135,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/26 81,144
125,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/26 75,133
1,150,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 693,546
590,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 355,577
5,690,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 3,612,127
6,535,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 4,023,613
205,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 123,238
250,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 152,606
25,760,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 15,842,125
255,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/28 156,097
2,840,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 1,731,260
17,685,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 11,138,587
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .102 07/01/36 1,792
1,000,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7 .500 01/01/26 565,055
910,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/25 555,221
1,065,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 651,668
90,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 58,598
2,290,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 1,384,977
21,440,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 13,196,404
43,235,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 26,539,408
1,865,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/25 1,120,634
2,915,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 1,833,614
4,245,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 2,636,695
550,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 331,252
2,895,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/26 1,722,514
105,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/26 62,285
3,735,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .000 07/01/28 2,274,603
16,605,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 10,129,901
30,910,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 18,597,361
3,420,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 01/01/26 2,063,755

89
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 2,800,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250% 07/01/26 $ 1,765,104
2,000,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .625 07/01/25 1,210,637
890,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/25 546,903
30,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .750 07/01/26 18,205
3,225,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 1,940,310
365,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/27 224,011
2,220,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 1,413,510
1,960,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 07/01/25 1,185,047
215,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .750 07/01/26 130,886
3,060,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/26 1,926,591
405,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .875 07/01/27 247,897
6,460,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/35 3,918,909
83,005,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 50,932,363
21,705,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 07/01/25 13,029,492
1,620,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 01/01/26 967,071
235,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .250 07/01/30 149,746
9,220,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 5,384,129
18,645,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 11,135,440
5,820,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/40 3,435,457
53,395,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 32,510,657
19,715,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 11,703,453
5,400,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 3,249,606
75,300,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 44,722,888
34,730,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 20,509,038
2,592,109 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 2,592,703
224,212,091 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 76,564,752
241,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 60,853,820
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,411,746
106,002,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 102,460,802
50,220,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
0 .000 07/01/51 12,632,705
4,353,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 3,930,442

Portfolio of Investments September 30, 2025
(continued)
High Yield
90
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 42,566,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784% 07/01/58 $ 39,581,494
19,155,750 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 12,954,076
37,000,228 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 26,470,918
21,416,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 20,344,388
13,421,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 12,031,639
87,721,195 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 75,815,473
138,402,531 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 91,691,677
13,162,766 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1 .000 11/01/51 7,798,939
2,105,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/26 2,099,451
8,875,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 8,771,305
3,345,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/26 3,336,182
7,203,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/30 7,118,841
4,882,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/36 4,792,244
TOTAL PUERTO RICO 1,132,276,474
RHODE ISLAND - 0.2%
2,100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250 05/15/54 2,121,183
178,805,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 25,422,352
TOTAL RHODE ISLAND 27,543,535
SOUTH CAROLINA - 1.3%
2,000,000 (d),(i) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5 .500 10/01/55 1,975,888
90,000 (d) Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021
3 .875 05/01/41 73,602
150,000 (d) Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021
4 .000 05/01/52 111,382
2,735,000 (d) Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-2
5 .750 12/01/46 2,448,081
5,960,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,533,200
18,985,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 5,760,641
19,375,000 (f) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put
3/01/31), (UB)
5 .250 02/01/54 21,155,857
1,870,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7 .750 11/15/45 1,913,148
5,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6 .750 12/01/60 5,245,439
4,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .250 08/15/46 3,588,148

91
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 20,980,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5 .750% 06/01/52 $ 15,290,316
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5 .750 10/01/45 915,220
5,870,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .750 06/15/49 5,135,229
5,775,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 4,950,614
4,235,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 4,262,038
1,905,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .125 06/15/53 1,924,376
1,830,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 1,406,027
1,585,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .000 06/15/53 1,586,993
1,020,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 1,026,082
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5 .000 05/01/43 634,824
1,255,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5 .125 05/01/48 1,041,286
1,500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .750 11/15/54 1,541,339
10,000,000 (f) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, AnMed Health Project, Series 2023,
(UB)
5 .250 02/01/53 10,485,232
12,855,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5 .000 12/01/56 12,885,407
16,000,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A, (UB)
4 .000 12/01/47 14,348,701
13,020,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A - BAM Insured,
(UB)
4 .000 12/01/52 11,810,787
23,265,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B - BAM Insured,
(UB)
4 .000 12/01/55 20,882,550
10,000,000 (f) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B, (UB)
5 .000 12/01/49 10,395,492
7,055,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-2
5 .750 12/01/42 6,563,877
2,775,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-3
5 .330 12/01/41 2,601,379
TOTAL SOUTH CAROLINA 173,493,155
SOUTH DAKOTA - 0.1%
6,040,000 (d) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose
Refunding Bonds, Series 2014C
6 .000 03/01/32 4,913,953
5,630,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 5,165,685
TOTAL SOUTH DAKOTA 10,079,638

Portfolio of Investments September 30, 2025
(continued)
High Yield
92
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.1%
$ 815,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000% 12/01/25 $ 808,342
845,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/26 796,891
1,665,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 1,186,100
2,550,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 2,398,558
13,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 13,424,189
35,500,000 (f) Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)
4 .000 07/01/40 34,370,418
2,000,000 (f) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5 .500 07/01/59 2,097,039
4,000,000 (f) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5 .000 07/01/64 4,042,387
4,485,000 (e) Memphis Health, Educational and Housing Facilities Board,
Tennessee, Multifamily Housing Revenue Bonds, Serenity
Towers Apartments, Series 2014A
5 .875 03/01/44 1,799,606
4,405,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .500 07/01/37 3,298,618
5,150,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 3,496,568
11,300,000 (f) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5 .250 07/01/56 11,748,913
8,250,000 (f) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023, (UB)
5 .250 05/01/53 8,457,779
5,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/45 4,754,745
3,975,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .250 06/01/47 3,680,264
3,250,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 2,985,875
8,415,000 (f) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A,
(UB)
5 .000 07/01/46 8,425,315
8,500,000 (f) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .250 07/01/47 8,768,005
4,000,000 (f) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .000 07/01/52 4,042,584
8,625,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/54 8,652,155

93
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,710,000 (d) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .250% 06/01/56 $ 1,602,873
5,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5 .350 07/01/48 5,201,042
1,500,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .700 07/01/49 1,498,290
1,155,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .800 07/01/54 1,166,684
7,400,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .550 07/01/48 7,303,701
4,000,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .700 07/01/53 4,017,484
TOTAL TENNESSEE 150,024,425
TEXAS - 10.4%
7,750,000 (f) Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
4 .375 02/15/50 7,566,181
4,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
6 .500 09/01/48 4,083,681
1,500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
6 .000 09/01/52 1,505,697
3,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6 .750 09/01/48 3,074,975
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .750 09/15/54 995,404
200,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
4 .500 09/15/31 202,455
525,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
5 .000 09/15/51 486,221
1,191,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5 .875 09/15/53 1,215,049
750,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
5 .000 09/01/37 753,124
3,905,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
5 .250 09/01/47 3,866,876
5,800,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6 .375 06/01/62 5,831,111
1,000,000 (d) ate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 3B,
Series 2023
5 .375 08/15/53 1,002,597
1,750,000 (d) Aubrey Public Improvement District 1, Denton County, Texas,
Special Assessment Revenue Bonds, Series 2023
6 .000 09/01/53 1,757,486
1,500,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5 .625 12/31/55 1,466,117
1,000,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phase 3B
Project, Series 2022
6 .000 09/01/45 1,040,007
3,800,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
6 .200 09/01/47 3,857,500
5,000,000 (f) Austin, Texas, Airport System Revenue Bonds, Series 2022,
(AMT)
5 .250 11/15/47 5,131,618
20,000,000 (f) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023, (UB)
5 .250 11/15/53 21,075,546

Portfolio of Investments September 30, 2025
(continued)
High Yield
94
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,920,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6 .000% 11/01/28 $ 2,922,265
1,500,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5 .500 11/01/51 1,508,520
1,200,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5 .625 09/01/55 1,200,129
2,000,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 1,879,094
12,175,000 (f) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2022, (UB)
4 .250 02/15/52 11,472,003
24,500,000 (f) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023, (UB)
4 .250 02/15/53 23,017,598
5,870,000 Bonham Independent School District, Fannin County, Texas,
General Obligation Bonds, School Building Series 2023
4 .000 02/15/49 5,429,190
1,410,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5 .500 09/15/53 1,403,478
1,020,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5 .875 09/15/55 1,041,525
2,250,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 2,182,283
3,750,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 3,645,457
1,635,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5 .125 09/01/38 1,642,325
4,135,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5 .250 09/01/47 4,078,847
4,230,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .500 09/01/38 4,292,671
7,480,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .625 09/01/48 7,522,035
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill
Public Improvement District  2 Phase 2 & 3 Direct Improvement
Project, Series 2023
6 .000 09/01/53 996,977
5,405,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Columns
Public Improvement District Project, Series 2018
6 .250 09/01/48 5,483,210
5,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5 .625 09/01/48 5,006,753
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
5 .250 09/01/41 351,230
640,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
5 .500 09/01/50 623,304
325,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5 .375 09/01/38 329,517
408,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5 .500 09/01/46 409,038
1,111,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5 .625 09/01/38 1,135,423
1,250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 1,250,488
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
5 .375 09/01/53 493,777

95
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .375% 09/01/43 $ 1,003,618
50,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5 .250 09/01/52 46,587
3,115,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
6 .125 09/01/46 3,156,973
1,245,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6 .125 09/01/46 1,253,002
1,100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .750 09/01/53 1,099,635
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5 .625 09/01/55 977,664
3,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
4 .000 09/01/51 2,703,629
2,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile
Creek Public Improvement District Major Improvement Area
Project, Series 2023
5 .750 09/01/52 2,027,644
1,765,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .250 09/01/41 1,557,029
1,140,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5 .000 09/01/36 1,143,961
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
5 .500 09/01/42 507,530
1,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5 .750 09/01/54 1,516,766
9,295,000 (f) Chamber County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2023, (UB)
4 .000 03/01/53 8,427,471
14,850,000 (f) Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4 .000 02/15/53 13,456,859
3,000,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .375 09/15/52 2,901,854
1,500,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6 .125 09/15/52 1,502,746
1,825,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .600 09/01/38 1,854,957
2,940,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .700 09/01/47 2,960,549
1,315,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .250 09/01/35 1,338,792
3,070,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .500 09/01/46 3,100,375
1,500,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .375 09/01/55 1,480,701
1,300,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
5 .000 09/01/46 1,237,951
1,640,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 1,256,580

Portfolio of Investments September 30, 2025
(continued)
High Yield
96
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6 .500% 09/15/54 $ 986,781
8,000,000 (f) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2024, (UB)
4 .250 07/15/54 7,490,903
5,500,000 (f) Corpus Christi, Texas, Utility System Revenue Bonds, Senior
Lien Improvement Refunding Series 2023, (UB)
4 .125 07/15/53 5,147,321
750,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5 .000 09/15/41 716,182
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5 .250 09/15/51 953,726
4,165,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
6 .125 09/15/52 4,276,954
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6 .750 09/15/52 1,039,706
6,000,000 (f) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4 .250 02/01/53 5,696,576
10,215,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .250 02/01/53 10,710,665
10,910,000 (f) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024, (UB)
4 .250 02/01/54 10,314,225
1,500,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5 .750 09/15/55 1,492,972
1,500,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 1,529,628
3,575,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 3,656,977
1,020,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 1,042,287
1,900,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 1,938,638
3,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .625 12/31/54 3,198,983
2,180,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6 .250 12/31/54 2,112,774
5,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 08/15/53 5,163,398
11,000,000 (f) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5 .000 08/15/53 11,359,476
1,600,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6 .250 09/15/54 1,511,788
4,350,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/43 4,034,863
1,000,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .250 09/15/55 1,015,291
1,000,000 Edinburg Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Series 2021A
3 .375 08/15/46 660,223

97
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,985,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
6 .000% 08/15/52 $ 4,022,434
2,715,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 2,700,642
3,010,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7 .500 09/15/55 3,070,484
6,060,000 (f) Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured,
(UB)
4 .375 10/01/53 5,834,597
13,000,000 (f) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
4 .125 07/01/52 11,827,767
10,000,000 (f) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
5 .000 07/01/52 10,223,760
7,400,000 (f) Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015, (UB)
4 .000 12/01/45 6,802,097
5,405,000 (f) Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2023A, (UB)
4 .250 09/15/48 5,293,334
10,950,000 (f) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2021A, (UB)
4 .000 08/15/50 9,881,013
600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/53 139,980
520,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/26 503,309
355,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/27 334,105
480,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/28 438,943
125,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 111,037
1,910,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/32 1,435,116
2,075,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/34 1,354,058
35,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0 .000 11/15/35 21,278
770,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 471,104
3,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 1,920,182
480,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/37 275,986
1,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/37 551,509
310,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/38 167,472
1,620,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/38 796,369
340,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/39 172,549
790,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/39 361,844

Portfolio of Investments September 30, 2025
(continued)
High Yield
98
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,120,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000% 11/15/40 $ 1,487,146
2,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/40 930,565
14,010,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/41 6,270,756
2,940,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/41 1,167,060
1,840,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0 .000 11/15/41 736,980
1,180,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/34 765,041
26,165,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/38 12,823,987
8,805,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/40 3,762,160
7,445,000 Hays County, Texas, Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Public Improvement
Project, Series 2015
7 .000 09/15/45 7,446,952
5,545,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6 .000 02/15/36 5,546,099
1,220,000 (d) Heritage Public Improvement District 1, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .500 09/01/53 1,214,411
1,000,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .250 09/01/54 945,703
7,560,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/53 1,674,911
5,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/54 1,047,013
12,500,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/55 2,473,473
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2021A, (AMT)
4 .000 07/01/46 4,455,495
3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 3,333,707
750,000 (d) Huntsville, Walker County, Texas, Special Assessment Revenue
Bonds, The Reserves of Huntsville Public Improvement District
Series 2024
5 .625 09/15/54 735,519
840,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 2 Project
Series 2025
5 .375 09/01/55 811,203
1,075,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .625 09/01/58 1,080,937
1,250,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5 .375 09/01/60 1,202,707
2,000,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5 .500 09/01/53 1,962,953
1,105,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .375 09/01/38 1,124,263
1,930,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .125 09/01/47 1,932,467

99
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,680,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .500% 09/01/47 $ 1,683,242
1,500,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
6 .000 09/15/52 1,520,201
650,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3B Project,
Series 2025
5 .125 09/01/46 628,308
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5 .250 09/01/43 2,002,775
1,500,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5 .500 09/01/47 1,511,824
400,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 5 Project,
Series 2025
5 .375 09/01/50 386,047
1,835,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5 .750 09/01/53 1,826,799
1,125,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5 .750 09/01/53 1,124,620
830,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North Public Improvement District Major Improvement Area 2
Project, Series 2024
5 .375 09/01/54 830,565
2,295,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
6 .000 09/01/53 2,266,677
10,000,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A, (UB)
5 .000 02/15/58 10,276,582
26,240,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A - BAM Insured, (UB)
5 .000 02/15/58 27,048,633
500,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
5 .375 09/15/52 490,451
2,700,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
6 .125 09/15/52 2,794,521
1,270,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
5 .000 09/15/49 1,197,638
1,250,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6 .000 09/15/54 1,278,274
2,700,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Crystal
Springs Public Improvement District Project, Series 2018
5 .300 09/01/48 2,615,591
1,090,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Northern
Improvement Area Major Improvement Project, Series 2017
5 .375 09/01/47 1,082,919
3,855,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
5 .000 09/01/47 3,636,523
140,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
5 .125 09/01/27 142,293
2,150,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
6 .000 09/01/46 2,174,139
975,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2017
5 .375 09/01/46 975,835

Portfolio of Investments September 30, 2025
(continued)
High Yield
100
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,000,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District 2 Project, Series
2022
6 .875% 09/01/52 $ 3,103,582
11,270,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District Improvement
Area 2 Project, Refunding & Improvement Series 2018
5 .750 09/01/48 11,477,203
6,060,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Phase I, Refunding & Improvement
Series 2018
5 .250 09/01/44 6,108,134
5,400,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
6 .000 09/01/47 5,489,799
723,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5 .750 09/01/38 742,909
1,350,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5 .875 09/01/47 1,380,315
6,405,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
6 .750 09/01/48 6,582,593
1,130,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6 .000 09/15/55 1,149,753
2,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
7 .000 09/15/55 2,039,668
600,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .500 09/15/40 562,998
600,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .625 09/15/49 531,449
1,435,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
4 .000 09/15/51 1,111,382
1,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5 .500 09/15/53 988,364
700,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 4,
Series 2024
5 .625 09/15/54 700,869
1,300,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6 .250 09/15/55 1,327,676
1,755,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5 .750 09/01/49 1,748,877
1,500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6 .625 09/01/54 1,430,117
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
5 .125 09/01/51 922,727
1,250,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .625 09/01/54 1,228,807
785,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5 .250 09/01/41 766,003
1,160,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5 .500 09/01/50 1,119,274

101
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 15,000,000 (f) Medina Valley Independent School District, Medina County,
Texas, General Obligation Bonds, School Building Series 2023,
(UB)
4 .000% 02/15/53 $ 13,636,220
850,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5 .250 09/01/38 861,955
1,595,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5 .375 09/01/48 1,580,984
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2023
5 .125 09/01/52 942,093
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 1,032,748
2,300,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 2,327,481
1,210,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5 .625 09/01/53 1,216,299
1,100,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-1 Projects, Series 2023
5 .625 09/01/53 1,107,126
605,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5 .250 09/01/53 580,849
4,250,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .750 09/01/53 4,311,228
3,285,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 3,366,120
4,235,000 Montgomery County Municipal Utility District 132, Texas,
General Obligation Bonds, Road Series 2023 - AGM Insured
4 .000 09/01/47 3,784,708
1,000,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .500 09/01/41 903,736
1,000,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .750 09/01/51 872,266
1,595,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .625 08/15/39 1,595,400
3,340,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .750 08/15/49 3,339,640
1,400,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 1,440,414
780,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 618,627
5,050,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 4,173,404
22,619,633 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 5,878,748
4,305,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 3,536,638
3,355,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
6 .750 07/01/44 3,393,054
670,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .375 11/15/36 633,976

Portfolio of Investments September 30, 2025
(continued)
High Yield
102
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .500% 11/15/46 $ 859,204
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .500 11/15/52 1,653,535
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .250 01/01/42 3,767,680
2,204,828 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 08/01/25 2,160,731
4,000,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/27 3,920,000
10,500,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 10,390,328
29,800,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/35 28,988,302
141,700,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 131,569,626
3,445,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B
5 .000 01/01/46 3,415,761
17,310,000 (f) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A - BAM Insured, (UB)
4 .000 12/15/58 15,538,320
9,530,000 (f) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A, (UB)
4 .000 12/15/58 8,395,812
1,165,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4 .250 09/15/51 982,006
670,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5 .625 09/01/40 671,852
658,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .250 09/01/40 659,983
923,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .375 09/01/50 905,332
10,000,000 (f) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023, (UB)
4 .000 02/15/48 9,301,608
33,720,000 (f) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .000 02/15/55 35,092,087
1,000,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5 .625 09/15/54 976,565
25,000,000 (f) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Combination Tax and Revenue Series
2023A, (UB)
4 .125 08/01/53 22,987,768
20,710,000 (f) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)
5 .000 08/01/53 21,322,970

103
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,100,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375% 09/15/55 $ 1,123,694
2,000,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375 09/15/55 2,043,079
1,150,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 1,174,757
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .250 09/15/32 365,304
800,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .500 09/15/42 798,893
300,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5 .250 09/15/32 314,369
750,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5 .500 09/15/42 754,608
3,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5 .500 09/15/48 2,838,071
4,900,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
6 .000 09/15/52 4,921,455
1,901,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Major Improvement
Area Project, Series 2022
6 .500 09/15/52 1,962,869
5,725,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 5,139,623
7,565,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4 .000 01/01/50 5,749,899
9,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 5,954,984
4,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 3,860,980
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .250 01/01/54 1,905,033
20,000,000 (f) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
5 .000 10/01/51 20,489,572
1,105,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5 .125 09/01/43 1,070,627
875,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 2 Project, Series 2025
6 .000 09/01/55 886,669
4,285,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Crossroads Public Improvement District Major improvement
Project, Series 2018
6 .500 09/01/48 4,377,712
1,700,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
5 .500 09/01/53 1,694,610

Portfolio of Investments September 30, 2025
(continued)
High Yield
104
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .625% 09/01/55 $ 1,005,179
2,750,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/53 2,782,681
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7 .875 09/01/53 1,021,267
1,500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 1
Project, Series 2023
6 .375 09/01/53 1,557,620
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5 .625 09/01/55 990,307
2,235,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .750 09/01/49 2,239,008
1,250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .375 09/01/54 1,239,565
900,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5 .250 09/01/54 862,267
1,400,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .500 09/01/55 1,363,384
5,840,000 (f) Quinlan Independent School District, Hunt and Kaufman
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4 .000 08/15/53 5,282,599
3,605,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 3,515,550
6,280,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/32 2,888,800
5,525,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/42 2,541,500
14,375,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/47 6,612,500
445,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
6 .000 09/15/46 445,514
1,300,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public improvement District
Improvement Area 1 Project, Series 2023
6 .375 09/15/53 1,327,810
1,365,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4 .625 09/15/39 1,314,010
4,000,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .750 09/15/52 3,988,097
600,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5 .875 09/15/42 601,424
1,300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
6 .000 09/15/52 1,316,765
700,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Major Improvement Area Project, Series 2020
5 .125 09/15/50 648,649
750,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
6 .000 09/15/50 780,270

105
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000% 09/15/52 $ 1,082,595
2,235,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5 .625 09/15/50 2,264,468
710,000 Salado, Bell County, Texas, Special Assessment Revenue
Bonds, Sanctuary East Public Improvement District
Improvement Area 1 Project Series 2024
6 .500 09/01/54 701,538
6,000,000 (f) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2023A, (UB)
5 .250 05/15/52 6,298,348
3,800,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .750 09/01/39 3,835,762
5,000,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .750 09/01/48 5,004,735
2,200,000 San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper Public
Improvement District Series 2020
5 .625 09/01/50 2,193,483
1,000,000 (d) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
6 .000 09/15/54 1,017,494
7,010,000 (f) Sherman, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, (UB)
5 .000 08/15/53 7,187,677
1,800,000 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5 .250 09/01/51 1,736,015
9,000,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
4 .125 12/01/54 8,326,254
8,250,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .000 11/15/51 8,416,903
11,000,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5 .000 11/15/51 11,222,538
240,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 245,055
5,875,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/47 5,925,252
5,865,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/52 5,905,118
8,000,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
4 .000 07/01/53 7,020,688
7,890,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5 .000 07/01/53 8,019,188
2,075,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2009A
3 .750 02/15/38 1,618,500
1,000,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3 .750 02/15/48 780,000
1,000,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3 .750 02/15/52 780,000
13,700,000 (f) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5 .000 07/01/48 13,789,619

Portfolio of Investments September 30, 2025
(continued)
High Yield
106
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 13,860,000 (f) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
5 .250% 08/15/48 $ 14,466,999
15,935,000 (f) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
4 .250 08/15/53 14,750,022
35,000,000 (f) Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025,
(UB)
4 .250 09/01/55 32,946,984
10,360,000 (f) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5 .200 07/01/48 10,649,478
5,000,000 (f) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5 .250 07/01/53 5,345,723
6,320,000 (f) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Tender Option Bond
Trust 2023-XL0439, (UB)
5 .250 01/01/53 6,494,735
16,550,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 17,064,736
2,300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 2,383,615
30,235,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 29,738,257
4,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/52 1,024,224
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5 .000 10/15/58 5,186,356
13,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A, (UB)
5 .000 10/15/58 13,484,524
15,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .250 10/15/51 14,184,673
8,440,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .375 10/15/59 8,082,259
500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .625 09/01/51 504,420
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Longview 71 Public Improvement
District Area1 Project, Series 2024
5 .125 09/01/54 810,880
870,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5 .375 09/01/42 884,935
1,500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5 .500 09/01/52 1,499,658
3,071,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
6 .625 09/01/52 3,165,697
3,200,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .500 09/15/52 3,211,978
1,017,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4 .000 09/15/51 830,494
2,000,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
5 .000 09/01/47 1,862,459
21,300,000 (f) Waller Independent School District, Waller and Harris
Counties, Texas, General Obligation Bonds, School Building
Series 2023A, (UB)
4 .000 02/15/48 19,937,550
17,555,000 (f) Waxahachie Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4 .250 02/15/53 16,744,547
2,765,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .125 09/01/35 2,765,095

107
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,450,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .250% 09/01/40 $ 2,449,822
6,250,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .375 09/01/45 6,210,846
TOTAL TEXAS 1,364,938,379
UTAH - 1.5%
1,700,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625 12/01/54 1,700,951
5,900,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .750 03/01/41 5,106,278
3,500,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 3,172,463
9,890,000 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 9,916,575
10,870,000 (d),(e) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 10,439,369
2,190,000 (d) Copper Rim Infrastructure Financing District, West Jordan, Salt
Lake County, Utah, Special Assessment Bonds, Copper Rim
Assessment Area, Series 2025
6 .125 12/01/54 2,236,662
2,945,000 (d) Courtyards at Shurtz Canyon Public Infrastructure District,
Utah, Special Assessment Bonds, Courtyards at Shurtz Canyon
Assessment Area, Series 2025A-2
6 .875 12/01/45 3,020,644
3,525,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 3,492,467
504,000 (d) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8 .750 03/15/55 511,089
2,750,000 (d) Fields Estates Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Fields Estates Assessment Area
Series 2024A-2
5 .250 12/01/53 2,638,745
4,840,600 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 4,849,582
2,375,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6 .625 03/01/54 2,425,532
10,000,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5 .500 03/01/51 7,717,601
1,715,000 (d) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 1,746,199
3,275,000 Jepson Canyon Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2022A
5 .125 03/01/51 2,563,671
3,875,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 02/01/40 3,401,159
11,000,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 02/01/50 8,892,947
1,955,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Lien Series
2020B
7 .875 08/15/50 1,582,198
1,700,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6 .250 06/01/55 1,773,146
2,800,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 2,329,768
3,210,000 (d) MIDA Golf and Equestrian Center Public Infrastructure District,
Utah, Limited Tax and Tax Allocation Revenue Bonds, Series
2021
4 .250 06/01/41 2,740,347
7,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .625 06/01/57 6,087,164
1,000,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .200 06/01/54 962,512
2,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6 .000 06/15/54 2,033,523

Portfolio of Investments September 30, 2025
(continued)
High Yield
108
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 (d) Moonlight Village, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .000% 03/01/56 $ 1,001,824
11,250,000 (d) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 11,427,712
1,485,000 (d) Olympia Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2024A-1
6 .375 03/01/55 1,518,528
1,200,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 08/15/51 1,005,402
2,600,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 2,009,372
4,750,000 (d) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 4,867,338
424,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B
7 .375 03/15/51 364,578
19,000,000 (f) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5 .000 07/01/47 19,002,261
10,320,000 (f) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT), (UB)
5 .250 07/01/53 10,594,696
1,270,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 1,290,266
1,004,000 (d) Slate Canyon Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6 .250 03/01/55 1,019,487
288,000 (d) Slate Canyon Public Infrastructure District, Utah, Subordinate
Limited Tax General Obligation Bonds, Series 2025B
8 .250 03/15/55 292,407
885,000 (d) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 872,228
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 953,761
10,795,000 (d) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 11,007,737
4,000,000 (d) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Special Assessment Bonds, Series 2025A-2
6 .625 12/01/45 4,103,728
4,875,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 4,038,139
8,260,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Saint George Academy Project, Series 2021A
5 .000 06/15/56 6,124,479
15,820,000 Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023
4 .000 04/01/53 14,714,889
1,130,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024A
5 .875 03/01/54 1,135,852
500,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8 .375 03/15/54 507,565
4,750,000 (d) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 4,814,556
3,405,000 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series
2024
5 .625 12/01/53 3,412,616
TOTAL UTAH 197,420,013
VIRGIN ISLANDS - 0.8%
5,820,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 5,820,918
7,375,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 7,377,612
24,815,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 24,290,423
500,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Series 2012C
5 .000 10/01/42 470,092

109
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS (continued)
$ 1,000,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5 .000% 10/01/29 $ 1,000,372
17,865,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 17,906,756
21,900,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 22,148,035
1,515,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 1,518,196
975,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 856,701
6,885,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .375 04/01/52 6,643,605
13,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 12,545,014
TOTAL VIRGIN ISLANDS 100,577,724
VIRGINIA - 1.6%
10,415,000 (d) Atlantic Park Community Development Authority, Virginia,
Revenue Bonds, Series 2023
6 .250 08/01/45 9,766,174
24,250,000 (d),(e) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
3 .493 11/01/44 15,762,500
2,133,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .125 03/01/26 1,322,460
4,956,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .356 03/01/26 3,072,720
8,372,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .455 03/01/34 5,190,640
1,095,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 1,096,354
1,855,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,855,993
5,000,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .500 03/01/55 4,074,789
16,070,000 (f) Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A, (UB)
4 .000 07/01/60 14,550,840
2,165,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
7 .750 09/01/44 2,107,837
5,525,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
12 .000 09/01/52 5,153,718
5,000,000 (d) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health
System, Series 2017A
5 .000 07/01/46 4,881,699
7,695,000 (f) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4 .000 01/01/55 6,411,920
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 2,765,772
5,275,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .375 01/01/46 5,108,544

Portfolio of Investments September 30, 2025
(continued)
High Yield
110
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 4,840,000 (f) Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022, (UB)
5 .000% 06/01/52 $ 4,983,856
2,020,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5 .550 01/01/37 1,955,357
2,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 2,191,561
2,400,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 1,843,612
4,685,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 3,598,884
4,675,000 (f) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023B, (UB)
4 .875 03/01/61 4,734,343
13,645,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 10,982,723
19,855,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/54 15,619,247
11,843,247 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 7,105,948
9,005,000 (f) Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A,
(UB)
4 .000 12/01/49 8,047,291
7,495,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 7,323,572
10,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 10,251,666
17,175,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 16,663,230
1,655,000 (d) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5 .000 01/01/48 1,555,913
9,335,000 (d) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8 .500 12/01/52 8,885,464
2,200,000 (d) West Falls Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2022A
5 .375 09/01/52 2,225,694
4,500,000 (f) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4 .125 07/01/58 4,151,799
17,265,000 (f) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4 .375 07/01/63 16,354,639
TOTAL VIRGINIA 211,596,759

111
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 0.6%
$ 2,780,000 (i) King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Health, Refunding Series
2025A
6 .625% 12/01/45 $ 2,767,692
5,000,000 (i) King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Health, Refunding Series
2025A
7 .000 12/01/60 5,056,048
1,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6 .000 12/01/35 1,502,697
5,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6 .250 12/01/45 5,499,891
310,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .500 06/01/27 310,023
3,660,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 3,472,737
3,000,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 3,042,722
3,305,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 3,264,667
4,800,000 (f) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B, (UB)
4 .125 08/15/43 4,453,635
1,510,000 (d),(f) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
9 .356 10/01/42 1,510,154
630,000 (d),(f) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
9 .361 10/01/42 630,064
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4 .000 07/01/58 4,031,752
11,170,000 (f) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018, (UB)
4 .000 07/01/58 8,846,088
10,000,000 (f) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 9,914,366
5,155,344 (d) Washington State Housing Finance Commission, Multifamily
Revenue Bonds, Greentree Village Homes Project, Series 2008
5 .264 02/01/26 5,155,344
1,750,000 Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project, Series
2024
6 .000 07/01/59 1,755,323
8,825,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5 .750 07/01/60 8,946,860
1,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Spokane International Academy Project,
Series 2021A
5 .000 07/01/50 900,113
2,550,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 2,318,893
10,000,000 (f) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2023-2N, (UB)
4 .950 12/01/53 10,141,103
TOTAL WASHINGTON 83,520,172
WEST VIRGINIA - 0.7%
6,451,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5 .750 12/01/44 6,108,847
5,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .250 06/01/47 4,730,359
450,000 Huntington, West Virginia, Tax Increment Revenue Bonds,
Downtown Project 3, Refunding Series 2024A
5 .500 06/01/49 440,603
4,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 4,803,156

Portfolio of Investments September 30, 2025
(continued)
High Yield
112
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 7,390,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750% 06/01/43 $ 7,453,113
610,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 631,603
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
5 .750 06/01/43 912,159
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6 .000 06/01/53 912,582
995,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 794,853
5,240,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 4,088,872
6,860,000 (d),(e) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
0 .000 12/01/40 3,432,431
3,000,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 3,130,841
6,075,000 (f) West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated Group,
Series 2018A, (UB)
4 .000 06/01/51 5,299,524
12,000,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A, (UB)
5 .000 06/01/47 12,019,217
9,315,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .125 06/01/42 8,790,238
14,175,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .250 06/01/47 13,177,348
10,815,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 10,047,914
TOTAL WEST VIRGINIA 86,773,660
WISCONSIN - 8.2%
16,950,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0 .000 06/01/54 4,042,767
22,485,000 (d),(e) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 17,335,461
13,840,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 13,907,154
510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/41 455,320
900,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/56 706,245
1,600,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5 .000 07/15/54 1,435,909
6,760,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas Project,
Series 2017
5 .375 07/15/52 6,406,481
6,580,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Chattahoochee Hills Project, Series 2017A
5 .875 06/15/47 5,648,883

113
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
5 .875% 06/01/52 $ 935,781
1,510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
6 .000 06/01/62 1,418,121
335,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 305,992
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .000 06/15/37 938,431
1,090,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 1,070,895
3,445,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .250 05/01/46 3,109,694
3,030,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
6 .000 07/15/42 3,031,300
3,410,000 (d),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 3,462,475
6,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 6,196,352
13,635,000 (d),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 13,844,821
26,975,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 21,189,307
1,400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/41 1,189,270
3,790,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/55 2,896,570
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .375 07/01/35 1,000,172
1,590,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625 07/01/45 1,577,099
2,875,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 2,908,384
6,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .625 06/15/47 6,281,989
5,765,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 5,240,974
392,868 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 12,120
343,416 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 9,951
337,921 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 9,166
326,932 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 8,186
321,437 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 7,574

Portfolio of Investments September 30, 2025
(continued)
High Yield
114
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 417,594 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/52 $ 9,105
412,099 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 8,465
398,362 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 7,659
390,120 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 7,058
381,878 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 6,538
20,783,601 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 15,121,446
423,088 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 6,793
412,099 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 6,233
401,109 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 5,741
392,868 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 5,260
387,373 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 4,870
376,384 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 4,459
368,142 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 4,125
359,899 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 3,828
354,405 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 3,528
381,878 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 3,511
4,599,030 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 38,237
176,604 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 5,920
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 5,372
172,872 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 5,009
171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 4,655

115
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/50 $ 4,235
185,309 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 4,367
4,687,959 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 3,190,115
184,065 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 4,013
181,578 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 3,730
180,334 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 3,467
177,847 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 3,218
175,359 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 3,002
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 2,795
171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 2,596
170,385 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 2,439
169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 2,265
166,653 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 2,095
165,411 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 1,960
162,923 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 1,825
161,679 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 1,720
160,434 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 1,597
157,947 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 1,452
2,057,071 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 17,103
25,000,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 25,417,677
895,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5 .250 08/01/38 899,745
1,240,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5 .500 08/01/48 1,241,184

Portfolio of Investments September 30, 2025
(continued)
High Yield
116
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 5,815,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500% 06/01/56 $ 4,317,732
6,875,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 6,586,897
1,030,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .250 06/15/40 992,265
5,350,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .500 06/15/50 5,018,817
1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Taxable Series
2020B
7 .500 06/15/30 1,299,801
1,000,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .000 06/15/52 874,481
955,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 838,815
1,945,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .500 06/01/49 1,739,272
1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 1,051,804
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6 .000 06/15/64 488,683
4,385,000 (d),(e) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 2,712,540
5,625,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/40 5,805,939
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse Refunding Series 2025A
7 .375 06/15/60 979,235
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5 .000 08/01/36 860,597
3,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5 .125 08/01/46 2,252,481
2,875,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 1,973,851
4,395,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series
2022
5 .000 04/01/43 4,248,003
5,300,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
3 .000 01/01/50 3,796,748
1,725,000 (d) Public Finance Authority of Wisconsin, Healthcare Facility
Expansion Revenue Bonds, Church Homes of Hartford Inc
Project, Refunding Series 2015A
5 .000 09/01/38 1,724,973
1,930,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .750 02/01/52 1,972,467
16,835,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 17,357,203
13,500,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 10,800,000
16,045,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 12,354,650
226,900,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 181,520,000
61,170,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .500 12/01/37 48,936,000
41,330,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .750 12/01/42 33,064,000

117
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 6,710,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7 .000% 01/01/50 $ 6,967,472
4,032,916 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 4,038,396
13,650,000 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Myrtle Creek Project, Series 2025
0 .000 12/15/41 4,903,689
16,910,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 10,146,000
2,600,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Taxable Series 2018B
6 .750 09/01/29 1,560,000
3,100,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .250 10/01/31 310,000
10,400,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .850 10/01/47 1,040,000
4,700,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000 10/01/47 470,000
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 20
5,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Bayhealth Medical Center Project, Series 2021A - BAM Insured
3 .000 07/01/50 3,799,340
3,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Delray
Beach Radiation Therapy Center, Subordinate Series 2017B
8 .500 11/01/46 1,500
1,220,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 1,246,394
2,725,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .350 12/01/45 2,750,602
18,790,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 13,153,000
60,680,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 42,476,000
4,410,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2015
5 .875 04/01/45 4,406,513
23,365,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 20,503,159
9,500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series
2021A
6 .850 01/01/51 6,499,682
6,650,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4 .250 12/01/51 5,150,103
4,180,000 Public Finance Authority of Wisconsin, Senior Airport Facilities
Revenue and Refunding Bonds, TrIPS Obligated Group, Series
2012B
5 .000 07/01/42 4,180,101
5,605,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 2,522,250
22,230,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 10,003,500
90,145,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 40,565,250
600,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Campus Real Estate Holding Corporation, LLC
Project, Series 2025A
5 .500 06/01/55 605,993
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Junior Subordinate, Series 2025C
5 .750 06/15/55 984,460
500,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5 .250 06/15/50 510,276
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5 .250 06/15/55 1,016,402

Portfolio of Investments September 30, 2025
(continued)
High Yield
118
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 550,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5 .250% 06/15/45 $ 558,137
750,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5 .500 06/15/55 763,294
2,600,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project, Green
and Social Series 2021A-1
4 .000 07/01/61 1,914,872
2,000,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project,
Subordinate Green and Social Series 2021B
5 .250 07/01/61 1,644,053
4,865,000 (c),(e) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 486
7,750,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 4,474,881
6,500,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Taxable Series 2019B
6 .125 10/01/49 5,658,296
21,625,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7 .500 06/01/29 21,040,850
22,100,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 22,242,057
3,215,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 3,240,429
55,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 56,593,124
15,000,000 (f) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 06/30/60 15,434,489
3,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 06/30/60 3,291,768
29,700,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 30,560,287
44,790,000 (f) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 46,087,383
14,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 15,327,961
6,650,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 5,914,595
13,825,000 (f) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Series 2018A, (UB)
4 .250 04/01/48 13,158,121
7,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 7,012,629
8,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
4 .000 07/01/47 7,680,559
1,850,000 (e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/37 1,247,574
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6 .125 10/01/59 1,531,358
5,620,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A, (UB)
5 .000 04/01/48 5,638,395
15,345,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A - BAM Insured, (UB)
4 .500 02/15/54 14,582,294
9,745,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016, (UB)
4 .000 12/01/46 8,811,251

119
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 30,000,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022, (UB)
4 .000% 12/01/51 $ 25,951,617
1,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .500 05/01/34 1,649,902
2,635,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .750 05/01/39 2,600,554
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 744,647
10,105,000 (f) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 10,144,184
12,500,000 (f) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 12,447,865
10,115,000 (f) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4 .300 11/01/53 9,710,132
TOTAL WISCONSIN 1,073,698,656
WYOMING - 0.2%
10,245,000 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne
Regional Medical Center Project, Refunding Series 2021
3 .000 05/01/42 8,279,301
8,250,000 (f) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4 .850 12/01/48 8,410,229
12,765,000 (f) Wyoming Community Development Authority, Housing
Revenue Bonds, 2025 Series 1, (UB)
4 .650 12/01/45 12,772,599
TOTAL WYOMING 29,462,129
TOTAL MUNICIPAL BONDS
(Cost $17,845,804,642) 16,631,635,909
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1444043 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 1444043
CAPITAL GOODS - 0.0%
6,819,827 (c),(e) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 682
TOTAL CAPITAL GOODS 682
CONSUMER DURABLES & APPAREL - 0.0%
1,096,191 (c) Cahava Springs Advance 7 .500 12/31/26 1,096,191
TOTAL CONSUMER DURABLES & APPAREL 1,096,191
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
347,170 (c) Tuscan Gardens of Palm Coast 15 .000 10/12/25 347,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 347,170
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $8,263,187) 1,444,043
TOTAL LONG-TERM INVESTMENTS
(Cost $17,887,017,224) 16,657,591,728
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
186,700,000 REPURCHASE AGREEMENTS - 1.4% 186,700,000
186,700,000 (k) Fixed Income Clearing Corporation 4 .150 10/01/25 186,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $186,700,000) 186,700,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $186,700,000) 186,700,000
TOTAL INVESTMENTS - 128.2%
(Cost $18,073,717,224) 16,844,291,728
FLOATING RATE OBLIGATIONS - (35.8)% (4,704,243,000)
OTHER ASSETS & LIABILITIES, NET -  7.6% 997,339,881
NET ASSETS - 100% $ 13,137,388,609

Portfolio of Investments September 30, 2025
(continued)
High Yield
120
See Notes to Financial Statements
Investments in Derivatives
P
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Common Stock received as part of spin-off from WestRock Company.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,300,658,658 or 25.5% of Total Investments.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) When-issued or delayed delivery security.
(j) Inverse floating rate trust is a non recourse trust.
(k) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $186,721,522 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $190,434,117.
Credit Default Swaps - OTC Uncleared
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(c)
City of Chicago 1 .000% 2 .09 % Quarterly 12/22/25 $ 5,000,000 $ 5,427 $ (9,334) $ 14,761
Citigroup Global
Markets Inc.(c)
City of Chicago 1 .000 3 .13 Quarterly 6/20/28 60,000,000 335,134 (2,012,159) 2,347,293
Citigroup Global
Markets Inc.(c)
State of Illinois 1 .000 1 .38 Quarterly 12/20/25 25,000,000 48,139 (14,569) 62,708
Total
$ 90,000,000 $ 388,700
$(2,036,062) $ 2,424,762
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.

121
Portfolio of Investments September 30, 2025
Short Duration High Yield
See Notes to Financial Staements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.4%
2 COMMON STOCKS - 0.0% 2
MATERIALS - 0.0%
153 (a),(b) PALOUSE FIBER HOLDINGS $ 2
TOTAL MATERIALS 2
TOTAL COMMON STOCKS
(Cost $22,950) 2
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6,825,000 CORPORATE BONDS - 0.1% 6,825,000
CONSUMER SERVICES - 0.1%
$ 10,500,000 (a) Wild Rivers Water Park 8 .500% 11/01/51 6,825,000
TOTAL CONSUMER SERVICES 6,825,000
TOTAL CORPORATE BONDS
(Cost $9,662,965) 6,825,000
SHARES DESCRIPTION VALUE
29,622,000 EXCHANGE-TRADED FUNDS - 0.5% 29,622,000
1,200,000 (b),(c) Nuveen High Yield Municipal Bond ETF 29,622,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $30,038,313) 29,622,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5800560280 MUNICIPAL BONDS - 96.7% 5800560280
ALABAMA - 3.4%
1,450,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
5 .350 09/01/27 1,450,595
5,000,000 (d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 5,118,346
3,830,000 (d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 3,841,486
50,000,000 (e),(f) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29)
(SOFR*0.67% + 2.150%), (UB)
5 .071 02/01/53 51,612,495
2,220,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250 05/01/55 2,422,086
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 5,429,310
4,525,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/31 4,684,498
59,230,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 61,642,947
1,645,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 1,809,448
5,125,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 5,179,834
200,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
3 .875 11/01/27 196,315
5,955,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/33 1,786,500
7,350,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/36 2,205,000
50,000,000 (e),(f) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)
5 .361 01/01/53 52,414,590

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
122
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 4,000,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250% 05/01/44 $ 3,990,403
TOTAL ALABAMA 203,783,853
ALASKA - 0.0%
260,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/41 239,422
TOTAL ALASKA 239,422
ARIZONA - 2.2%
24,815,000 (e),(f) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B (LIBOR 3 M + 0.810%),
(UB)
2 .870 01/01/37 24,319,303
1,485,000 (d),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
1 .253 01/01/37 1,385,821
1,485,000 (d),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
1 .297 01/01/37 1,385,921
2,975,000 (d),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
1 .302 01/01/37 2,776,741
2,975,000 (d),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
1 .302 01/01/37 2,776,741
500,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5 .000 07/01/37 501,672
425,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas
Aliante and Skye Canyon Campus Projects, Series 2021A
3 .000 12/15/31 398,734
385,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 383,488
110,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5 .000 07/01/32 112,882
1,245,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Social Series 2021B
4 .000 07/01/41 1,112,617
550,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
4 .500 07/01/29 550,588
3,435,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000 07/01/49 3,081,701
245,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
4 .750 12/15/28 247,450
680,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 684,637
305,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4 .000 07/15/30 305,689
1,120,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .125 02/01/40 1,132,905
640,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .625 02/01/45 643,606
30,885,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/41 23,457,479
1,825,000 (d),(g) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
5 .850 06/01/29 1,277,500

123
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 945,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
4 .750% 01/01/28 $ 899,039
7,820,000 (d) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023B, (Mandatory
Put 1/01/27)
5 .350 10/01/28 7,421,110
5,675,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 5,795,515
550,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
4 .750 07/01/30 535,616
540,000 (d) Maricopa County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Paradise Schools Project,
Series 2025
5 .625 07/01/45 537,519
250,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000 07/01/31 249,674
1,325,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Benjamin Franklin Charter School
Projects, Series 2018A
4 .800 07/01/28 1,356,776
650,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
3 .000 07/01/31 622,302
385,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 339,059
4,545,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 4,461,399
1,745,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
5 .250 07/01/34 1,783,849
2,885,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 2,925,100
65,000 (d) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .000 10/01/26 64,239
425,000 (d) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .125 10/01/30 407,809
11,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 11,200,644
1,085,000 (d) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 933,786
1,175,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/45 1,117,673
1,805,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5 .400 10/01/36 1,433,553
535,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/34 535,181
660,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/39 654,727
6,995,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/30 5,596,000
595,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
4 .375 07/01/26 476,000

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
124
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 600,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .125% 07/01/30 $ 480,000
1,870,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .500 07/01/40 1,496,000
300,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/29 301,965
425,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/34 426,082
575,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/39 557,950
1,685,000 (h) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Leading Edge Academy
Maricopa Charter School Project, Series 2013, (Pre-refunded
12/01/25)
7 .750 12/01/43 1,697,489
630,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125 02/01/28 642,282
1,690,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .000 06/15/35 1,682,921
2,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/35 2,335,177
230,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
4 .125 07/01/29 226,221
5,185,000 Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools Refunding
Project, Series 2016R
5 .000 07/01/31 5,209,941
100,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 107,428
384,000 (d) Show Low Bluff Community Facilities District, Show Low,
Arizona, Special Assessment Bonds, Area One, Series 2007
5 .600 07/01/31 384,586
1,250,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/34 1,294,073
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Flagstaff Junior Academy
Project, Series 2025
6 .750 06/01/45 1,009,701
285,000 Southside Community Facilities District 1, Prescott Valley,
Arizona, Special Assessment Revenue Bonds, Series 2008
7 .250 07/01/32 265,113
790,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
5 .500 10/01/27 739,287
10,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 7,523
TOTAL ARIZONA 134,745,784
ARKANSAS - 0.5%
14,085,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 14,081,959
17,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 17,684,411
415,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Taxable Series 2024B
8 .500 07/01/28 420,509
TOTAL ARKANSAS 32,186,879

125
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 7.0%
$ 7,215,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000% 03/01/31 $ 7,244,571
8,015,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250 03/01/36 8,048,216
1,000,000 (d),(e),(f) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Tender Option Bond Trust
2016-XG0019, Formerly Tender Option Bond Trust 4740
(SIFMA + 1.250%), (IF)
6 .240 04/01/36 976,231
6,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2021A,
(Mandatory Put 12/01/27)
4 .000 10/01/52 6,138,446
9,455,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 10,092,093
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 5,423,955
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024A,
(Mandatory Put 4/01/32)
5 .000 05/01/54 5,407,420
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 5,393,395
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 5,296,656
14,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 15,067,329
50,000,000 (e),(f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green SIFMA Index Rate Series
2022A-1, (Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%),
(UB)
4 .621 05/01/53 50,275,695
14,700,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 11,911,144
250,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/36 235,515
630,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/51 504,248
7,120,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 7,157,905
225,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
4 .000 08/15/34 225,563
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 978,060
8,750,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 8,930,228
14,239 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 13,914
16,705,000 (d) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 15,300,814
110,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
4 .500 10/01/25 110,000
270,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
4 .500 06/01/28 270,186
180,000 (d) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/26 180,139

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
126
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 900,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project,
Series 2018A
5 .000% 06/01/28 $ 914,687
170,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
4 .000 06/15/26 168,991
1,900,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/46 1,713,397
515,000 (d) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
3 .875 07/01/28 502,574
840,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/36 844,419
220,000 (d) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/41 204,194
22,696,061 (d) California Municipal Finance Authority, Multifamily Housing
Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A,
(Mandatory Put 7/01/32)
4 .000 07/01/57 21,441,157
1,200,000 (d) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .000 11/01/35 1,265,027
350,000 (d) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 358,490
175,000 (d) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000 12/01/36 180,781
350,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015
5 .000 11/01/27 350,225
1,425,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/28 1,443,474
2,595,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/29 2,635,189
1,990,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 2,014,945
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,013,923
1,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 978,550
14,940,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 15,037,799
135,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
4 .500 09/01/35 136,981
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/40 511,216
635,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/45 637,048
13,850,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series
2015A-3, (AMT)
4 .300 07/01/40 13,849,364
1,150,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
4 .250 07/01/30 1,107,767
285,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
5 .250 06/15/27 287,637
1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .700 06/01/34 1,036,634
5,500,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 5,478,522

127
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 860,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .000% 07/01/35 $ 903,082
1,375,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .250 07/01/40 1,436,333
2,350,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/36 2,356,187
1,515,000 (d) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
4 .500 06/01/29 1,517,783
2,755,000 (d) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
5 .000 06/01/42 2,573,574
850,000 (d) California School Finance Authority Charter, School Revenue
Bonds, Rocketship Education, Mateo Sheedy Project, Series
2015A
4 .250 03/01/28 850,086
1,475,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 1,474,999
4,125,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 3,947,644
1,935,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
5 .500 06/15/39 1,862,602
200,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/29 201,398
750,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/39 738,569
2,080,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250 06/15/43 2,099,516
405,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Taxable Series
2023B
7 .500 06/15/29 418,331
1,380,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/30 1,380,688
10,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6,
Series 2020A
5 .000 08/01/42 9,845
205,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/26 205,912
385,000 (d),(g) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .000 06/01/26 231,000
1,000,000 (d),(g) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .500 06/01/31 600,000
230,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (ETM)
5 .500 07/01/27 236,028
125,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
5 .500 07/01/27 126,445
620,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .000 08/01/33 640,187
500,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .250 08/01/38 510,125
190,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/26 189,597

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
128
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 490,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
4 .500% 06/01/27 $ 491,365
975,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .000 06/01/34 978,807
305,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/30 309,932
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/61 4,775,924
240,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/31 230,646
100,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/41 80,027
2,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2023A
5 .500 06/01/43 2,130,433
250,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds  iLead Lancaster Project, Series 2021A
4 .000 06/01/31 243,400
435,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds  iLead Lancaster Project, Series 2021A
5 .000 06/01/41 404,497
1,465,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .000 03/01/37 1,283,633
700,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
6 .000 04/15/35 726,969
205,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/29 208,869
8,100,000 California State University, Systemwide Revenue Bonds, Series
2016A
5 .000 11/01/45 8,134,509
145,000 (d) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000 11/01/32 147,818
2,750,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 2,749,939
9,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 9,499,438
1,100,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,100,413
13,765,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 13,029,782
3,830,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 3,696,948
10,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 9,979,061
705,000 (d) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus
Community Development - Hooper Street LLC Project, Series
2019
5 .000 07/01/29 722,600
7,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/45 7,900,684
1,045,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/26 1,046,626

129
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 310,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
4 .000% 09/02/28 $ 314,563
2,150,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/38 2,207,539
215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 215,230
2,060,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Mezzanine Lien Series 2021B
4 .000 10/01/46 1,635,000
1,175,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Renaissance at City Center,
Series 2020A
5 .000 07/01/51 1,092,162
2,500,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 1,736,809
740,000 (h) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre-
refunded 6/01/28)
5 .000 06/01/35 796,709
15,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 7,141,409
89,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0 .000 06/01/47 15,312,931
105,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .350 09/01/26 105,294
125,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .400 09/01/27 125,895
145,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .500 09/01/28 146,880
1,120,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .100 09/01/33 1,148,574
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .350 09/01/26 65,182
80,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .400 09/01/27 80,573
95,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .500 09/01/28 96,258
695,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .100 09/01/33 712,731
130,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .350 09/01/26 130,364
155,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .400 09/01/27 156,110
180,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .500 09/01/28 182,383
1,390,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .100 09/01/33 1,425,462

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
130
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 30,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .600% 09/01/26 $ 30,095
35,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .650 09/01/27 35,275
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .750 09/01/28 45,630
335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .350 09/01/33 344,709
1,845,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .850 09/01/49 1,855,861
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .350 09/01/26 45,126
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .400 09/01/27 55,394
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .500 09/01/28 65,843
495,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .100 09/01/33 507,628
105,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 118,852
6,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018A, (AMT)
5 .250 05/15/48 6,066,284
1,005,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2016B
5 .000 07/01/38 1,006,621
7,370,000 (f) Modesto Irrigation District Financing Authority, California,
Domestic Water Project Revenue Bonds, Index Rate Series
2007 - NPFG Insured (TSFR3M*0.67% + 0.630%)
3 .600 09/01/37 7,070,325
690,000 ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series 2015
5 .000 09/01/26 690,999
755,000 ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series 2015
5 .000 09/01/28 755,975
100,000 Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021
3 .000 09/01/31 96,819
110,000 Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021
4 .000 09/01/41 103,059
525,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5 .000 09/01/26 525,859
100,000 Poway Unified School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 15 Del Sur East
Improvement Area C, Series 2016
5 .000 09/01/26 102,083
700,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2021B
4 .000 09/01/41 646,851
190,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
4 .000 09/01/26 191,543
30,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/46 30,000,948
150,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/27 156,180
400,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/32 435,680

131
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 385,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000% 09/01/37 $ 403,815
1,050,000 (d) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2022A
4 .000 09/01/32 1,065,208
30,000 San Jacinto, California, Special Tax Bonds, Community Facilities
District 2002-1 Rancho San Jacinto Phase 2, Series 2016
5 .000 09/01/30 30,447
100,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 103,735
375,000 Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021
4 .000 09/01/36 376,046
TOTAL CALIFORNIA 421,437,913
COLORADO - 8.7%
1,250,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,224,265
1,750,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 1,729,164
2,011,854 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 1,818,616
3,632,084 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 2, Series 2021
4 .000 12/01/40 3,275,996
3,870,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 3,902,726
115,000 (h) Arkansas River Power Authority, Colorado, Power Revenue
Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)
5 .875 10/01/26 116,611
2,605,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 2,463,259
678,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 678,565
2,530,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 2,530,504
7,570,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 7,703,670
635,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 536,012
525,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .250 12/01/31 501,518
1,565,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .500 12/01/41 1,348,169
1,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,166,991
4,380,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 3,944,841
20,625,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 16,442,710
6,151,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/39 5,327,477
12,050,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 9,220,079

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
132
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000% 12/15/32 $ 4,985,783
180,000 Cathedral Pines Metropolitan District, El Paso County,
Colorado, General Obligation Bonds, Refunding Series 2016
4 .000 12/01/26 180,347
854,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
4 .000 12/01/31 761,959
765,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
4 .625 10/01/27 758,620
4,350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 3,939,943
130,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
4 .125 07/01/26 129,999
845,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .000 03/15/32 856,972
1,935,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .125 03/15/42 1,858,208
45,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Taxable
Series 2022B
5 .250 03/15/26 44,893
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5 .000 04/01/38 611,433
9,250,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 9,533,004
4,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 4,156,185
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 6,153,041
1,660,000 (d) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/40 1,561,458
2,210,000 (d) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/50 1,944,707
1,205,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/29 1,230,207
2,270,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/39 2,241,977
3,520,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 3,093,042
3,000,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 1,895,762
375,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
5 .000 02/01/27 333,750
280,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .000 12/01/25 273,663
750,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 585,888

133
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000% 05/15/40 $ 1,000,427
500,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 502,515
363,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2016
4 .625 12/01/31 355,954
4,405,000 Confluence Metropolitan District, Eagle County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series
2021B
5 .500 12/15/50 4,065,942
1,770,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
5 .250 12/01/35 1,761,678
1,000,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
6 .250 12/01/45 998,399
1,000,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .125 12/01/37 993,716
268,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4 .500 12/01/26 268,223
5,230,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 4,996,896
10,835,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 6,840,356
2,286,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 2,299,047
1,540,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,543,069
440,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 440,630
457,000 (d) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
3 .250 12/01/29 436,116
482,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
3 .750 12/01/29 470,654
1,700,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/41 1,685,985
2,975,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4 .000 12/01/38 2,528,594
22,750,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 22,821,910
305,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 314,080
1,000,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 1,008,727
3,800,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 3,663,047
7,900,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 7,991,642
4,020,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 4,000,104

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
134
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,990,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500% 06/01/50 $ 1,497,076
1,540,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 1,518,825
3,035,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .000 12/01/31 2,826,023
3,075,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .500 12/01/41 2,536,292
1,170,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .250 12/01/32 1,190,553
9,650,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 9,752,762
4,195,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,191,258
1,288,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
4 .000 12/01/31 1,212,892
550,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/41 506,108
5,070,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
6 .250 12/01/47 5,103,143
1,079,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2022B
9 .000 12/15/47 1,082,271
530,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 545,966
330,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 302,018
3,000,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 3,006,157
1,000,000 (d),(i) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .000 12/01/35 1,027,594
3,030,000 (d),(i) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .500 12/01/45 3,040,983
1,760,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .000 12/01/29 1,772,083
2,830,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .125 12/01/34 2,805,001
6,290,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 5,980,598
2,500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 1,897,206
3,885,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
6 .500 11/01/32 4,181,648
14,550,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 15,153,788
825,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5 .000 12/01/41 747,069

135
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,250,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000% 12/01/41 $ 3,039,292
5,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 5,000,043
930,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 949,422
1,100,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .500 12/01/42 1,113,103
1,000,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021
4 .500 12/01/41 836,492
427,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4 .000 12/01/26 426,843
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,003,653
3,690,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 3,401,630
6,160,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,469,300
885,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .125 12/01/35 927,523
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .875 12/01/45 1,036,832
2,040,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 1,812,860
2,900,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 2,421,821
3,950,000 (j) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,673,795
15,869,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 15,345,440
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 521,810
525,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Convertible to
Unlimited Tax Series 2021A
3 .750 12/01/41 447,323
370,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 387,232
14,185,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 17,158,177
19,380,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 18,129,052
200,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .250 12/01/28 199,989
335,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .375 12/01/30 333,841
4,650,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 2,864,122
3,365,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 3,160,450
9,560,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,492,394
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 12/01/50 1,495,119

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
136
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 13,640,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .375% 12/01/42 $ 14,138,239
6,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 6,169,125
1,167,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .250 12/01/31 1,058,937
691,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 542,115
200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3 .500 12/01/27 197,945
1,410,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5 .000 12/01/40 1,326,299
2,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
5 .800 12/01/32 2,110,956
8,500,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .500 12/01/42 8,964,686
1,320,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 1,335,619
3,205,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 3,139,847
2,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 1,881,967
1,345,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .250 12/01/32 1,375,617
5,050,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .500 12/01/42 5,101,663
825,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .500 12/01/42 667,934
2,750,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 2,329,846
21,170,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 16,154,903
1,295,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .500 12/01/41 1,144,100
10,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 9,915,190
6,500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 6,335,801
1,030,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/36 994,787
2,465,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 2,282,952
12,625,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 10,964,030
750,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750 12/01/55 747,452
9,450,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 8,617,723
1,250,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 1,236,978

137
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,850,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000% 12/01/51 $ 2,705,369
1,110,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,119,627
1,000,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 852,180
3,750,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 2,533,438
1,600,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/31 1,538,617
14,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 12,500,701
26,150,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/41 21,627,049
16,500,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 12,614,440
1,510,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 1,459,990
TOTAL COLORADO 519,260,719
CONNECTICUT - 0.4%
1,450,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500 10/01/34 1,357,621
8,750,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 6,746,133
765,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/30 767,391
11,325,000 Stamford Housing Authority, Connecticut, Revenue
Bonds, Mozaic Concierge Living Project, Entrance Fee Prin
Redemption Series 2025D
4 .250 10/01/30 11,476,587
1,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
5 .500 10/01/35 1,037,401
2,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .000 10/01/40 2,064,632
600,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/31 610,934
1,755,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/41 1,621,635
750,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
5 .625 04/01/44 774,399
TOTAL CONNECTICUT 26,456,733
DELAWARE - 0.1%
1,370,000 (d) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 1,376,006
180,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/52 134,742
185,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/57 134,379
125,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
3 .250 06/01/26 123,862
2,000,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5 .700 09/01/44 1,985,597
TOTAL DELAWARE 3,754,586

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
138
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 0.2%
$ 650,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .000% 06/01/34 $ 666,385
600,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .625 06/01/44 604,383
1,350,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/32 1,371,341
1,550,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/37 1,557,508
1,250,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/42 1,212,099
680,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Series 2022
5 .000 07/01/32 703,219
1,165,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5 .000 07/01/47 1,080,641
1,835,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5 .000 07/01/52 1,666,107
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/36 1,019,863
TOTAL DISTRICT OF COLUMBIA 9,881,546
FLORIDA - 14.3%
65,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase
1 Project, Series 2015
5 .500 11/01/25 65,075
85,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
4 .500 06/15/27 85,847
1,910,000 Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2014A
5 .000 12/01/44 1,910,298
570,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4 .750 11/01/29 582,277
620,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
4 .750 11/01/29 636,023
275,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016
5 .500 11/01/30 279,475
240,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .000 05/01/31 245,722
1,000,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .600 05/01/44 1,007,763
625,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
4 .400 05/01/31 637,366
1,005,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5 .150 05/01/44 1,000,837
420,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .625 05/01/28 426,681
270,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
4 .500 11/01/28 274,079
70,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2017
5 .000 05/01/28 71,591
210,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
5 .375 05/01/28 216,068
30,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
2 .375 05/01/26 29,765
250,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .000 05/01/32 238,596
740,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .375 05/01/41 613,116

139
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 205,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area
1 Project, Series 2019
3 .700% 11/01/29 $ 205,928
200,000 (d) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
4 .700 05/01/32 208,456
515,000 (d) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
5 .500 05/01/42 531,560
245,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
2 .600 05/01/26 243,215
1,355,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .200 05/01/31 1,315,723
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .750 05/01/41 866,911
310,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
4 .900 05/01/29 319,048
525,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
3 .800 05/01/32 526,087
165,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
4 .300 05/01/42 152,229
210,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .000 05/01/27 207,887
915,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .300 05/01/32 886,005
985,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
2 .750 05/01/31 929,097
3,095,000 (d) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 Project, Series
2021B
5 .000 05/01/41 3,128,877
20,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
2 .450 11/01/26 19,722
175,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .100 11/01/31 167,001
500,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .400 11/01/41 411,641
140,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
4 .500 11/01/28 142,356
130,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
2 .375 05/01/26 128,818
1,250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
4 .300 05/01/31 1,265,619
770,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .000 05/01/44 757,649
165,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4 .500 11/01/29 168,787

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
140
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 140,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4 .500% 11/01/29 $ 143,176
150,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
4 .750 11/01/26 150,139
275,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5 .000 11/01/28 275,301
480,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .250 11/01/27 476,520
1,295,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .625 11/01/32 1,253,886
155,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2016
4 .500 11/01/25 155,068
200,000 (d) Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2021
3 .000 05/01/31 193,578
140,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
2 .750 11/01/25 139,819
2,500,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/43 2,499,819
55,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
3 .625 09/01/26 54,951
595,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
4 .750 11/01/29 608,890
260,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6 .000 11/01/27 267,779
490,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2016
3 .750 11/01/31 486,791
235,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
4 .750 11/01/27 240,402
60,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
2 .500 12/15/25 59,835
200,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
3 .125 12/15/30 197,433
105,000 Berry Bay Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
2 .625 05/01/26 104,142
300,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .450 05/01/31 304,209
620,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .200 05/01/44 605,211
110,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
4 .800 06/15/27 111,899
455,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2021
3 .000 05/01/31 435,498
1,165,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2021
3 .500 05/01/41 976,417
6,055,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 6,047,738
930,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
4 .500 05/01/33 956,160
1,770,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
5 .125 05/01/43 1,788,627

141
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,100,000 Botaniko Community Development District, Weston, Florida,
Special Assessment Bonds, Series 2020
3 .625% 05/01/40 $ 936,777
1,685,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/43 1,696,963
170,000 (d) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .125 05/01/27 168,382
500,000 (d) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .500 05/01/32 487,648
105,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2 .375 05/01/26 104,069
375,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2 .850 05/01/31 354,679
975,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
3 .150 05/01/41 781,474
380,000 (d) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
4 .550 05/01/31 387,052
700,000 (d) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
5 .350 05/01/44 700,235
135,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .375 05/01/27 135,855
350,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .750 05/01/32 360,791
395,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/28 400,646
5,355,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
4 .100 10/01/37 5,354,699
2,565,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/40 2,565,627
4,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/45 3,999,944
215,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
4 .750 05/01/27 216,595
420,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .250 05/01/32 436,218
1,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .625 05/01/42 1,025,079
575,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5 .600 05/01/44 573,351
135,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .750 11/01/28 137,573
330,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
4 .300 05/01/31 333,828
725,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5 .000 05/01/44 707,436
1,105,000 (d) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
5 .000 06/15/35 1,107,941

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
142
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 (d) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
6 .250% 06/15/45 $ 2,013,408
300,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
4 .000 12/15/25 299,664
355,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/26 357,223
330,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/27 332,083
350,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/28 352,080
365,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/29 367,091
510,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/30 512,528
445,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
3 .000 07/01/31 416,335
165,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/41 140,947
500,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
2 .500 07/01/31 455,169
750,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
4 .000 07/01/41 640,668
255,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
3 .000 12/15/29 239,964
1,285,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5 .000 12/15/39 1,196,872
235,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
3 .250 06/01/31 217,629
235,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5 .000 06/01/41 216,915
1,050,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .125 07/01/39 1,008,777
570,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
5 .900 08/15/28 586,521
515,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 525,392
695,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
4 .750 07/01/27 701,218
330,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
4 .000 10/15/29 330,989
355,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
4 .000 10/15/29 355,926
620,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .000 08/01/27 609,687
490,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 471,865
3,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 2,855,273
2,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,858,990
2,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
5 .125 06/15/33 2,070,071
3,600,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .000 06/15/43 3,673,795
1,390,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
6 .000 06/15/35 1,423,307
2,825,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .000 06/15/45 2,880,090
405,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .125 11/01/29 411,329

143
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 810,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5 .300% 05/01/44 $ 804,794
245,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
4 .300 05/01/32 247,355
365,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .300 05/01/45 357,340
75,000 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021
2 .250 05/01/26 74,350
2,935,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .000 05/01/34 2,348,000
2,625,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 2,100,000
1,115,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/32 892,000
3,810,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/48 3,048,000
450,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
2 .375 05/01/26 360,000
1,090,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
3 .000 05/01/31 872,000
200,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .125 12/15/27 201,078
500,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .500 12/15/32 503,100
230,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2 .750 05/01/26 228,450
250,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2 .750 05/01/29 241,653
255,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
3 .000 05/01/42 200,386
610,000 Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1
3 .250 05/01/31 598,055
410,000 (d) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
4 .500 05/01/31 416,123
1,340,000 (d) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
5 .200 05/01/44 1,317,286
25,000 (d) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
2 .500 05/01/26 24,796
560,000 (d) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
3 .375 05/01/41 465,055
255,000 (d) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
4 .625 05/01/31 260,905
725,000 (d) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
5 .500 05/01/44 730,653
7,500,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 7,257,050
600,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
5 .125 10/01/35 613,326

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
144
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 245,000 (d) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
4 .000% 06/15/29 $ 246,871
315,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
4 .100 12/01/27 314,030
1,360,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/37 1,339,878
2,205,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/47 1,993,300
275,000 (d) Collier County, Florida, Capital Improvement Revenue Bonds,
Series 2005
4 .450 05/01/31 279,839
290,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .250 06/15/30 295,053
225,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .650 06/15/35 230,850
370,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
5 .450 06/15/45 372,707
270,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
4 .000 11/01/29 272,051
165,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
3 .125 05/01/30 163,093
355,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .625 11/01/31 363,729
1,165,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .500 11/01/44 1,185,506
440,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
4 .500 11/01/28 444,763
275,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
4 .625 11/01/27 278,264
250,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
3 .875 05/01/27 249,372
655,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .250 05/01/32 659,128
1,625,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .625 05/01/42 1,547,738
650,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4 .750 11/01/29 666,620
210,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .400 05/01/27 210,088
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .750 05/01/32 1,011,534
275,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
4 .500 05/01/30 281,048
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5 .125 05/01/43 1,008,076
305,000 (d) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .750 05/01/31 310,445
1,030,000 (d) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .350 05/01/44 1,024,600

145
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 835,000 (d) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .625% 05/01/31 $ 853,588
1,020,000 (d) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/44 1,029,349
45,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
2 .250 05/01/26 44,623
855,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
3 .050 05/01/41 714,766
390,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .650 05/01/31 395,794
1,000,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .400 05/01/44 986,729
1,850,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .000 05/01/31 1,877,401
6,790,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .500 05/01/44 6,624,136
1,050,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 949,716
1,290,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
3 .500 05/01/30 1,268,559
360,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
4 .000 05/01/40 329,066
1,025,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
4 .125 05/01/29 1,040,050
170,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/28 171,470
450,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/33 445,346
295,000 (d) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2020
3 .250 05/01/30 287,634
495,000 (d) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2020
4 .000 05/01/40 450,526
955,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2019
3 .750 11/01/31 933,003
1,670,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2019
4 .000 11/01/39 1,506,474
255,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .375 05/01/30 260,068
1,000,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/43 1,009,600
375,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
4 .125 05/01/30 381,884
260,000 (d) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .375 05/01/30 264,392
200,000 (d) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .750 05/01/35 206,053
180,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .250 05/01/30 183,284
250,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .650 05/01/35 258,084

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
146
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 415,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5 .450% 05/01/45 $ 418,505
505,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
4 .850 05/01/29 518,200
2,535,000 Durbin Crossing Community Development District, Florida,
Special Assessment Bonds, Senior Refunding Series 2017A-1 -
AGM Insured
5 .000 05/01/32 2,628,190
75,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .300 05/01/27 75,557
175,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .500 05/01/32 181,797
575,000 (d) Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020
3 .625 05/01/31 565,129
20,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
2 .500 05/01/26 19,841
155,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .000 05/01/31 148,507
405,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .300 05/01/41 331,134
235,000 (d) East Bonita Beach Road Community Development District,
Bonita Springs, Florida, Special Assessment Bonds, Area 1
Series 2018
4 .375 11/01/29 239,965
230,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .125 11/01/29 232,685
400,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
4 .600 05/01/29 408,612
165,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
2 .400 05/01/26 163,524
480,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .000 05/01/31 458,262
1,265,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .500 05/01/41 1,056,588
325,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
4 .375 06/15/31 330,586
750,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5 .100 06/15/44 746,803
110,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
2 .500 05/01/26 109,148
800,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .100 05/01/31 771,645
2,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .600 05/01/41 1,665,154
820,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
5 .125 05/01/35 835,414
925,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .100 05/01/45 946,218
1,095,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .500 05/01/31 1,106,357
1,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 967,172
100,000 (d) Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2 .125 05/01/26 99,033

147
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 350,000 Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021
3 .000% 05/01/31 $ 334,998
45,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A
2 .450 11/01/26 44,368
580,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A
3 .100 11/01/31 552,583
200,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .500 05/01/31 203,395
500,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .300 05/01/44 493,890
265,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/28 269,815
240,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .000 05/01/30 246,836
1,500,000 Escambia County, Florida, Environmental Improvement
Revenue Bonds, International Paper Company Projects,
Refunding Series 2019B, (Mandatory Put 10/01/31)
3 .450 11/01/33 1,509,353
65,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-2
3 .625 11/01/30 64,071
150,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
6 .375 11/01/26 150,342
410,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .250 11/01/29 415,673
500,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
4 .450 06/15/31 507,735
925,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .200 06/15/44 911,326
350,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4 .000 05/01/40 319,238
1,495,000 Florida Department of Transportation, Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Bonds,
Series 2025B
4 .500 07/01/47 1,525,639
130,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 130,705
50,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
5 .000 06/15/28 50,273
930,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000 10/01/32 955,932
1,505,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/31 1,523,501
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/41 1,133,852
785,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 664,223
805,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/56 664,175
330,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .000 07/01/27 332,632

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
148
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,640,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150% 07/01/27 $ 1,660,278
600,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Taxable
Series 2022B
5 .250 01/15/28 594,890
6,405,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 6,253,928
625,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/36 534,158
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/41 585,467
1,855,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/46 1,311,788
1,350,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .000 07/01/32 1,326,302
3,135,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .375 07/01/42 2,830,001
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Parrish Charter Academy Inc Series
2023A, (Mandatory Put 6/15/28)
6 .250 04/23/58 2,977,408
835,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Inc.
Projects, Series 2025A
4 .900 06/15/35 856,736
1,420,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
5 .750 06/15/29 1,421,426
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .000 06/15/34 1,511,376
470,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
4 .000 09/15/30 457,977
435,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
5 .125 06/15/26 436,102
700,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 670,041
11,700,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 11,819,016
2,300,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 2,330,850
9,500,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 9,597,055
49,710,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 31,006,613
6,140,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 5,163,121
1,990,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/37 1,673,627

149
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 15,910,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000% 07/01/38 $ 13,415,065
31,520,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 26,646,349
83,550,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 71,182,444
3,920,000 (d) Florida Development Finance Corporation, Revenue Bonds,
IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5 .250 06/15/29 3,937,907
225,000 (d) Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding
Series 2021
5 .000 06/01/35 231,726
1,305,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,258,622
1,540,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 1,526,662
3,320,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5 .000 06/01/57 3,287,619
10,100,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4 .200 11/15/30 10,174,402
3,000,000 Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4 .450 11/15/31 3,030,352
230,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
4 .500 05/01/31 234,322
255,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
4 .350 11/01/27 257,134
750,000 (d) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000 05/01/34 804,619
1,100,000 (d) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000 05/01/44 1,098,025
85,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2015
4 .250 11/01/25 85,027
330,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .500 12/15/27 333,678
190,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .150 05/01/30 192,434
225,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .375 05/01/35 227,360
540,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5 .200 05/01/45 532,433
350,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
4 .625 05/01/30 358,838
625,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .000 05/01/36 643,069
1,365,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .750 05/01/45 1,385,200
685,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
4 .300 05/01/32 691,613
1,500,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .300 05/01/45 1,463,244
65,000 Glen St Johns Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2006
5 .250 05/01/38 65,045

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
150
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 600,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
4 .375% 05/01/32 $ 609,638
1,000,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5 .400 05/01/45 992,120
120,000 (d) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2 .400 05/01/26 118,776
665,000 (d) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2 .950 05/01/31 619,890
185,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .250 05/01/26 185,623
610,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
5 .875 05/01/28 611,061
40,000 (d) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
2 .625 11/01/26 39,313
220,000 (d) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .200 11/01/31 208,721
560,000 (d) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .500 11/01/41 462,813
440,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 11/01/29 445,051
12,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/47 12,516,905
970,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
4 .000 10/01/40 927,851
325,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .000 11/01/28 332,817
50,000 Gulfstream Polo Community Development District, Palm Beach
County, Florida, Special Assessment Bonds, Phase 1 Project,
Series 2017
4 .000 11/01/27 50,261
150,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
4 .875 05/01/30 153,923
750,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5 .625 05/01/43 767,133
300,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .000 05/01/31 306,612
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .850 05/01/44 1,007,006
45,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
2 .375 05/01/26 44,606
205,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .000 05/01/31 195,816
515,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .375 05/01/41 431,164
195,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .200 05/01/27 195,930

151
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 470,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .400% 05/01/32 $ 482,978
345,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
4 .750 05/01/29 353,752
300,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
4 .600 05/01/32 305,586
625,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5 .450 05/01/45 623,060
410,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019
3 .500 11/01/30 403,100
125,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019
3 .625 11/01/30 123,611
565,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
4 .600 05/01/31 573,749
1,000,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5 .200 05/01/44 981,894
500,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
4 .500 01/01/28 505,417
3,900,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
5 .125 01/01/50 3,808,997
695,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1 - AGM Insured
5 .000 05/01/27 718,511
575,000 (d) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .500 05/01/31 582,347
1,310,000 (d) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .150 05/01/44 1,281,647
365,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
4 .500 11/01/29 372,414
245,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Assessment Area 7/7A Project, Series 2019
3 .875 11/01/31 244,767
210,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .250 05/01/31 202,486
420,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .625 05/01/40 363,963
150,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 3 Project,
Series 2020A
3 .625 05/01/40 129,987
440,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4 .125 11/01/29 445,516
235,000 (d) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
4 .700 05/01/31 239,900
815,000 (d) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5 .500 05/01/44 818,021
200,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
4 .750 06/15/29 205,068
2,200,000 Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Refunding Series
2016
4 .250 05/01/31 2,204,427

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
152
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 835,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .375% 05/01/31 $ 844,555
1,500,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .000 05/01/44 1,439,508
1,500,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 1,527,055
180,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
4 .250 11/01/29 182,491
260,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875 12/15/28 264,942
1,500,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .750 12/15/43 1,557,136
2,500,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Refunding Series 2013
4 .125 05/01/35 2,500,020
130,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
4 .375 11/01/25 130,025
170,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
4 .000 11/01/27 170,428
160,000 (d) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
5 .125 11/01/30 164,548
645,000 (d) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6 .000 11/01/43 665,242
65,000 Kindred Community Development District II, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2021
2 .200 05/01/26 64,444
80,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2016
4 .000 05/01/26 80,132
195,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2017
4 .000 05/01/27 195,892
40,000 Kingman Gate Community Development District, Homestead,
Florida, Special Assessment Bonds, Project 2021 Series 2021
2 .500 06/15/26 39,718
315,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
4 .500 05/01/30 320,375
500,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .000 05/01/36 513,765
875,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .750 05/01/45 887,274
215,000 (d) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
4 .250 06/15/31 219,704
700,000 (d) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
5 .200 06/15/44 709,480
3,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5 .500 08/15/40 2,971,752
425,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/29 423,266
550,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/39 501,364
130,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
4 .500 05/01/27 130,535
300,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .000 05/01/32 307,288
745,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .500 05/01/42 752,504

153
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 615,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
4 .750% 05/01/31 $ 628,400
865,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .650 05/01/44 868,184
345,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
4 .600 05/01/28 350,454
260,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/30 268,116
915,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .000 05/01/43 951,944
120,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4 .250 05/01/29 121,530
35,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
2 .625 05/01/26 34,736
120,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .200 05/01/31 116,051
325,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .625 05/01/41 274,552
215,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
4 .300 05/01/27 216,990
200,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
3 .875 05/01/29 202,040
45,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2 .300 05/01/26 44,618
205,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2 .700 05/01/31 193,546
350,000 (d) Landings at Miami Coummunity Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2018
4 .125 11/01/28 353,444
935,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
4 .400 05/01/31 946,406
1,685,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 1,647,488
1,590,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 1,590,906
5,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 4,999,993
4,420,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 4,435,743
325,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .000 12/01/27 274,347
210,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 168,222
35,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2 .400 05/01/26 34,707
300,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
4 .800 05/01/31 304,457

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
154
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,085,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5 .375% 05/01/44 $ 1,060,079
320,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
4 .375 05/01/31 323,183
715,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5 .200 05/01/44 692,246
500,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
4 .550 05/01/32 507,766
390,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .625 05/01/45 385,846
100,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
2 .500 05/01/26 99,146
700,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
3 .125 05/01/31 672,309
1,460,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021B
3 .250 05/01/31 1,408,473
130,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
4 .850 05/01/31 132,862
325,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
5 .700 05/01/44 326,193
375,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
4 .875 05/01/31 382,987
1,080,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
5 .750 05/01/44 1,087,600
290,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
4 .750 05/01/31 294,572
1,085,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5 .375 05/01/44 1,057,630
340,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .000 05/01/29 343,299
2,010,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
3 .875 05/01/30 2,002,103
3,560,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/40 3,304,481
710,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
4 .650 05/01/32 723,482
750,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .550 05/01/45 744,159
430,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
4 .500 05/01/31 435,623
1,350,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5 .200 05/01/44 1,314,712

155
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 310,000 (d) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .100% 05/01/31 $ 317,482
975,000 (d) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .700 05/01/44 983,198
625,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
4 .250 05/01/29 634,247
480,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
4 .250 06/01/30 475,887
710,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .250 07/01/27 715,547
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/28 995,867
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/29 994,192
1,315,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/30 1,302,861
695,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/32 677,475
4,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 3,613,709
12,835,000 (e),(f) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005D - AMBAC Insured (TSFR1M +
1.050%), (UB)
5 .518 07/01/33 12,869,522
12,830,000 (e),(f) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005E - AMBAC Insured (TSFR1M +
1.050%), (UB)
5 .518 07/01/34 12,829,956
7,400,000 (d) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower
Apartments, Series 2022A
6 .000 11/01/52 7,445,352
13,600,000 (d) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower
Apartments, Series 2022B
5 .000 11/01/26 13,691,555
16,015,000 (d) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Mortgage Revenue Bonds, Wynwood Works, Series
2023B, (Mandatory Put 6/01/26)
5 .780 06/01/27 16,088,906
1,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 1,249,877
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/32 1,025,858
31,115,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 31,427,924
4,735,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 4,738,050
850,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021
5 .000 10/01/34 943,544
250,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .200 05/01/27 253,802
1,060,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .450 05/01/32 1,139,721
2,555,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .850 05/01/37 2,717,184
3,445,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .100 05/01/42 3,625,476

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
156
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,345,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625% 05/01/44 $ 2,334,283
1,055,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 5 Series 2024
5 .000 05/01/34 1,086,177
170,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2 .500 05/01/26 166,536
760,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3 .125 05/01/31 703,195
370,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
4 .625 11/01/29 377,720
2,070,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .300 05/01/44 2,002,307
55,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2 .625 05/01/26 54,588
320,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
3 .125 05/01/31 307,497
120,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
2 .625 05/01/26 119,102
285,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .250 05/01/31 275,636
600,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .550 05/01/41 507,254
235,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .625 05/01/31 239,586
815,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .450 05/01/44 816,919
550,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
4 .875 05/01/31 562,559
620,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 628,993
250,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
4 .750 11/01/29 255,515
620,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4 .000 05/01/30 626,395
75,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
2 .450 11/01/26 73,940
500,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
3 .000 11/01/31 476,030
1,585,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
3 .375 11/01/41 1,314,470
490,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2020
3 .125 05/01/30 478,840
90,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
4 .750 05/01/27 90,843
210,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .250 05/01/32 218,923

157
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,400,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5 .000% 08/01/32 $ 1,431,840
900,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
4 .875 08/01/29 924,947
240,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2 .300 08/01/26 236,730
1,310,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2 .875 08/01/31 1,216,674
445,000 (d) Northlake Stewardship District, Manatee County, Florida,
Special Assessment Bonds,  Rye Ranch Pod C1 - Assessment
Area 1, Series 2025
4 .250 05/01/30 446,420
80,000 Oaks Shady Creek Community Development District, Florida,
Special Assessment Bonds, Series 2015
4 .250 11/01/25 80,019
285,000 Old Hickory Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2020
3 .000 06/15/30 277,809
3,525,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/36 3,575,570
25,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2 .375 05/01/26 24,778
175,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2 .875 05/01/31 165,818
370,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
3 .300 05/01/41 301,468
380,000 (d) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
4 .450 05/01/31 388,539
610,000 (d) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
5 .200 05/01/44 604,622
305,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
4 .375 06/15/32 311,303
745,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5 .350 06/15/45 752,170
150,000 Palm Beach County Health Facilities Authority, Florida, Revenue
Bonds, Toby & Leon Cooperman Sinai Residences of Boca
Raton, Refunding Series 2022
4 .000 06/01/26 150,232
1,000,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .000 06/01/44 977,788
440,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Taxable
Series 2024B
8 .500 06/01/33 450,930
2,275,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/35 2,503,960
5,300,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/45 5,383,781
690,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000 04/01/29 703,900
400,000 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017
4 .000 05/01/27 401,783
60,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .400 11/01/26 58,902
650,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .875 11/01/31 606,757
1,285,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .150 11/01/41 1,016,650

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
158
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 415,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
4 .950% 05/01/31 $ 422,511
700,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .500 05/01/44 699,592
335,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .375 05/01/30 323,456
685,000 Parkland Preserve Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A
4 .750 05/01/30 704,162
230,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
4 .000 05/01/30 232,370
940,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .125 05/01/43 932,427
520,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
4 .625 05/01/30 530,537
1,155,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
5 .375 05/01/43 1,163,518
945,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .500 05/01/44 943,359
1,180,000 (d) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
4 .250 05/01/31 1,194,048
3,255,000 (d) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
5 .125 05/01/44 3,156,378
335,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
3 .125 05/01/31 324,200
1,000,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
3 .500 05/01/41 842,951
310,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
4 .875 05/01/31 317,901
680,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
5 .800 05/01/44 694,957
85,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
4 .750 05/01/31 87,204
250,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
5 .625 05/01/44 253,903
670,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .350 05/01/31 678,377
1,325,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .050 05/01/44 1,285,381
375,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
4 .250 06/15/30 381,828
1,475,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5 .125 06/15/43 1,489,633

159
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 445,000 (d) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
4 .500% 05/01/32 $ 452,246
710,000 (d) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
5 .600 05/01/45 706,985
85,000 (d) Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021
2 .375 12/15/26 83,990
225,000 Pinellas County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, Drs. Kiran & Pallavi
Patel 2017 Foundation for Global Understanding, Inc., Project,
Series 2019
5 .000 07/01/39 222,435
490,000 (d) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
4 .200 05/01/31 493,916
980,000 (d) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
5 .000 05/01/44 939,365
155,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5 .375 05/01/30 158,930
1,495,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
4 .875 05/01/35 1,506,887
55,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021
2 .500 05/01/26 54,671
205,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .150 12/15/30 213,212
690,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .875 12/15/43 726,702
130,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 133,147
620,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 628,288
300,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .250 06/15/30 305,063
370,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .550 06/15/35 377,178
90,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
4 .250 11/01/25 90,021
325,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
4 .250 05/01/31 330,047
700,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5 .200 05/01/44 698,760
80,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2 .400 05/01/26 79,366
70,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2 .850 05/01/31 66,511
195,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
3 .150 05/01/41 161,516
405,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
4 .375 11/01/28 408,855
545,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 4 Project, Series 2017
4 .250 11/01/28 552,099
285,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/26 284,022
290,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/27 287,434
400,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/28 394,891

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
160
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 425,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000% 05/01/29 $ 417,839
455,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/30 443,195
440,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/31 425,007
1,305,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/36 1,179,216
425,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .000 05/01/30 429,172
50,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
2 .600 05/01/27 49,389
105,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
2 .375 05/01/26 104,038
350,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .000 05/01/31 334,998
1,970,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .375 05/01/41 1,653,137
190,000 (d) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
5 .375 05/01/30 196,788
700,000 (d) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6 .250 05/01/43 737,697
1,000,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1
3 .000 05/01/31 956,652
1,000,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1
3 .000 05/01/36 874,514
895,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/31 856,204
895,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/36 781,999
285,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .375 05/01/28 288,604
100,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2 .400 05/01/26 99,123
300,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000 05/01/31 286,414
940,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 790,556
60,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2 .400 05/01/26 59,480
300,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000 05/01/31 286,414
780,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 651,493
95,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .125 05/01/26 95,483
285,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
3 .875 05/01/30 285,103
805,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .625 05/01/40 786,417
1,010,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .250 11/01/28 1,035,933
400,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
4 .875 11/01/28 408,237

161
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 170,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
5 .625% 05/01/29 $ 174,462
830,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6 .250 05/01/42 868,578
410,000 (d) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
4 .250 05/01/31 414,017
1,000,000 (d) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5 .000 05/01/44 959,672
270,000 (d) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
4 .200 05/01/31 272,736
750,000 (d) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
5 .000 05/01/44 724,897
750,000 (d) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
5 .750 11/01/43 764,870
270,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
4 .250 11/01/28 272,979
995,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5 .375 06/15/42 1,014,179
3,284,918 (d) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3 .920 04/01/59 2,666,663
450,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
4 .750 05/01/31 461,098
1,300,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
5 .625 05/01/44 1,313,180
110,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
4 .625 05/01/29 112,114
325,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
4 .625 06/15/31 330,655
625,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5 .250 06/15/44 620,164
540,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875 05/01/30 552,584
2,360,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .500 05/01/43 2,392,713
355,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
5 .250 11/01/30 366,652
1,000,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 1,042,757
260,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
4 .700 05/01/31 265,359
750,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
5 .550 05/01/44 751,249
215,000 (d) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
3 .750 05/01/27 214,770

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
162
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 690,000 (d) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4 .125% 05/01/32 $ 693,927
875,000 (d) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .250 06/15/31 886,106
1,000,000 (d) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .875 06/15/44 951,577
185,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 189,600
825,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 840,248
205,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
4 .125 06/15/30 208,870
825,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5 .000 06/15/43 834,020
5,415,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .000 11/15/29 5,544,131
6,700,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .750 11/15/54 6,215,337
680,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
4 .450 05/01/31 687,661
1,220,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5 .200 05/01/44 1,163,397
375,000 (d) Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018
4 .625 11/01/29 383,101
105,000 Shingle Creek at Branson Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Series 2021
2 .500 06/15/26 104,144
260,000 (d) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
4 .700 05/01/31 265,583
995,000 (d) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
5 .550 05/01/44 1,002,063
140,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .000 11/01/28 142,955
30,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/27 30,374
685,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
4 .500 11/01/28 696,124
55,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
2 .500 05/01/26 54,524
325,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
3 .100 05/01/31 312,530
1,000,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
3 .400 05/01/41 829,308
255,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 260,598
1,085,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
4 .625 05/01/32 1,099,282
1,585,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .000 05/01/45 1,615,443

163
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 800,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
4 .750% 05/01/29 $ 817,749
330,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .850 05/01/31 335,077
1,000,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .625 05/01/44 977,465
30,000 South Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2021
2 .375 06/15/26 29,734
490,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .000 05/01/29 500,042
490,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
4 .625 05/01/29 501,247
70,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .350 05/01/26 70,228
15,000 Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021
2 .400 05/01/26 14,887
275,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .250 05/01/29 270,207
370,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .600 05/01/34 353,122
365,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
4 .750 05/01/31 370,759
680,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5 .375 05/01/44 673,693
355,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/29 361,151
690,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
4 .500 11/01/28 700,655
45,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
2 .450 05/01/26 44,598
325,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .000 05/01/31 310,124
850,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .200 05/01/41 679,486
85,000 (d) Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021
2 .375 06/15/26 84,089
200,000 (d) Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021
3 .000 06/15/31 189,992
275,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .375 06/15/30 279,526
500,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .800 06/15/35 513,904
750,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
5 .700 06/15/45 767,254
55,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
2 .250 11/01/26 54,135

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
164
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 355,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .000% 11/01/32 $ 331,687
750,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .300 11/01/41 610,695
125,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-1
5 .000 11/01/27 126,461
1,255,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 1,268,103
110,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
5 .500 11/01/29 113,026
850,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2019 Assessment Area Series
2019NM
4 .000 06/15/30 868,029
450,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, Parcel K Assessment Area, Series
2017
4 .000 12/15/28 454,881
505,000 Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2019
3 .625 12/15/30 499,538
80,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
2 .550 06/15/27 78,397
375,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .000 06/15/32 351,523
1,000,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .250 06/15/42 795,689
20,000 (d) Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
Four Project, Series 2021
2 .375 06/15/26 19,836
225,000 Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project, Series 2015
4 .500 11/01/26 225,188
385,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .000 11/01/29 395,447
125,000 Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020
3 .750 05/01/40 109,816
50,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
2 .500 05/01/26 49,570
300,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .150 05/01/31 288,651
720,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .450 05/01/41 597,524
65,000 (d) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2 .200 05/01/26 64,462
300,000 (d) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2 .750 05/01/31 293,138
400,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
4 .750 05/01/31 408,702
1,210,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .125 05/01/29 1,221,331

165
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,155,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .500% 05/01/39 $ 4,057,274
4,170,000 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 4,132,554
325,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/29 332,123
220,000 (d) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
2 .350 12/15/26 216,532
800,000 (d) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
3 .000 12/15/31 759,828
130,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4 .350 05/01/28 131,742
540,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5 .200 05/01/28 553,724
1,755,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/30 1,756,802
1,865,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/32 1,849,192
1,525,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3 .000 05/01/32 1,439,234
760,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
2 .800 05/01/27 749,692
1,485,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
3 .200 05/01/32 1,401,215
305,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2018B-2
4 .625 05/01/28 309,988
550,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2019A-2
3 .850 05/01/29 555,668
305,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
5 .750 11/01/27 312,123
735,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
3 .625 12/15/31 718,420
100,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5 .000 05/01/28 102,088
455,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .000 05/01/28 464,534
310,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019
4 .000 05/01/30 313,035
500,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4 .000 05/01/31 504,432
60,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .000 11/01/28 60,947
285,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .000 10/01/27 286,167
1,500,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .500 10/01/47 1,350,939
35,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .300 05/01/26 34,697
115,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .700 05/01/31 108,187
530,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
4 .350 05/01/32 544,362
710,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
5 .400 05/01/45 701,884

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
166
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 45,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5 .000% 11/01/26 $ 45,351
335,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
4 .750 11/01/29 344,002
405,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 05/01/29 409,780
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
2 .500 11/01/26 246,363
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
3 .000 11/01/31 236,843
1,000,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
3 .500 11/01/41 837,174
240,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .000 05/01/28 244,734
410,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
4 .500 11/01/29 418,151
4,500,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Master
Infrastructure Project, Series 2022
3 .625 05/01/32 4,398,189
215,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
4 .000 05/01/28 216,601
1,210,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
5 .750 11/01/28 1,239,772
955,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .000 11/01/31 1,004,666
85,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4 .200 05/01/26 85,203
410,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
4 .875 05/01/30 419,650
4,400,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5 .750 05/01/43 4,506,917
260,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .625 05/01/27 261,608
600,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .875 05/01/32 619,610
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .125 05/01/42 1,545,356
270,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .250 05/01/28 275,387
650,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .375 05/01/33 687,732
2,280,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .000 05/01/43 2,370,542
425,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
4 .800 05/01/31 434,388

167
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 450,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5 .625% 05/01/44 $ 455,484
110,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
4 .750 11/01/27 111,404
260,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5 .000 11/01/27 263,527
580,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
4 .500 11/01/30 592,327
190,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5 .250 05/01/49 190,792
12,500 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2 .400 05/01/26 12,392
125,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2 .950 05/01/31 119,028
115,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
3 .350 05/01/41 94,425
250,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
4 .250 05/01/30 255,135
1,075,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5 .125 05/01/43 1,085,033
500,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
4 .450 05/01/32 508,997
500,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 496,946
125,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
2 .600 05/01/26 124,153
685,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .125 05/01/31 662,916
1,500,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .625 05/01/41 1,305,353
200,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .000 11/01/27 205,327
900,000 (d) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Fixed Rate Series 2024B-3
4 .250 01/01/30 903,000
550,000 (d) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Mandatory Paydown Series
2024B-2
4 .500 01/01/30 551,827
55,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2 .500 05/01/26 54,539
30,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2 .500 05/01/26 29,751
290,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 277,606
150,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 143,734

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
168
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 620,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600% 05/01/41 $ 524,491
365,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600 05/01/41 310,541
195,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500 11/01/29 198,831
300,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500 11/01/29 305,923
360,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4 .250 11/01/28 363,872
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4 .250 11/01/28 288,080
200,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
4 .500 11/01/28 202,806
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020
3 .250 05/01/31 275,497
85,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
2 .375 05/01/26 84,136
350,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .000 05/01/31 331,618
1,000,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .375 05/01/41 799,485
185,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
5 .875 11/01/29 190,756
215,000 Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021
1 .800 05/01/26 212,863
1,480,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .375 05/01/33 1,525,727
500,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .200 05/01/39 483,066
1,250,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2018A-2
5 .500 11/01/29 1,319,092
105,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
2 .700 05/01/27 102,879
205,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .150 05/01/32 195,122
465,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .450 05/01/42 378,835
145,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .625 05/01/27 145,989
250,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .875 05/01/32 258,696
750,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .125 05/01/42 754,694
200,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
4 .875 05/01/30 204,866

169
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 880,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5 .625% 05/01/43 $ 903,978
290,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
4 .625 05/01/31 296,968
670,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5 .500 05/01/44 679,823
120,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
4 .500 05/01/30 122,796
465,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5 .375 05/01/43 474,254
170,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .375 05/01/31 172,102
570,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .200 05/01/44 555,101
1,455,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
4 .625 11/01/29 1,486,546
115,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .000 05/01/27 116,396
205,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .375 05/01/32 215,797
1,000,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .900 05/01/42 1,040,731
240,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
4 .250 06/15/31 242,525
875,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
5 .000 06/15/44 851,602
325,000 Wesbridge Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019
3 .625 11/01/29 325,304
310,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .500 06/15/30 317,706
900,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 06/15/43 917,789
50,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
2 .500 05/01/26 49,442
355,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
3 .125 05/01/31 335,490
810,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
3 .500 05/01/41 649,326
215,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .250 11/01/26 215,745
210,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .625 11/01/31 211,922
110,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
4 .250 05/01/29 111,446

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
170
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 465,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Villages
F-3 and G-1B Series 2023
6 .000% 05/01/43 $ 489,974
105,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021
2 .500 05/01/26 104,079
525,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021
3 .125 05/01/31 496,147
495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
4 .625 05/01/30 507,196
1,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5 .375 05/01/43 1,530,425
610,000 (d) Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019
3 .750 05/01/29 612,908
85,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
2 .500 05/01/26 84,342
500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .000 05/01/31 478,569
1,500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .250 05/01/41 1,193,192
695,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
4 .875 05/01/31 712,349
1,590,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
5 .750 05/01/44 1,608,733
305,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .000 06/15/29 313,043
250,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .750 06/15/42 259,851
375,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
4 .875 05/01/28 379,831
1,020,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5 .375 05/01/43 1,029,427
585,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
4 .050 05/01/30 588,667
2,500,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6 .000 05/01/45 2,575,019
450,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
4 .000 11/01/28 451,324
205,000 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series
2017
4 .000 05/01/28 206,645
235,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
4 .950 05/01/31 239,473
675,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .625 05/01/44 673,452
420,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .370 05/01/29 427,581
60,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2 .400 05/01/26 59,422

171
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 410,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2 .950% 05/01/31 $ 386,667
945,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
3 .350 05/01/41 764,369
195,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
4 .500 05/01/30 199,146
920,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5 .375 05/01/43 932,526
150,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
4 .250 11/01/29 152,068
220,000 (d) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
4 .600 05/01/31 226,131
1,000,000 (d) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .450 05/01/44 1,027,914
315,000 Windsor at Westside Community Development District,
Osceola County, Florida, Special Assessment Bonds, Area 2
Project, Series 2016
4 .125 11/01/27 318,894
205,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
4 .375 05/01/26 205,578
200,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .200 05/01/32 210,712
400,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .700 05/01/42 414,882
225,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
4 .350 05/01/32 227,401
600,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5 .350 05/01/45 584,658
535,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5 .125 05/01/35 554,988
295,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
4 .300 05/01/32 298,670
630,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5 .300 05/01/45 623,491
330,000 (d) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
4 .650 05/01/32 336,390
565,000 (d) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5 .550 05/01/45 563,926
560,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .000 05/01/29 575,368
340,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .750 05/01/31 344,852
1,000,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .350 05/01/44 984,386
50,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
2 .500 05/01/26 49,448
255,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .000 05/01/31 240,753

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
172
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 615,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .375% 05/01/41 $ 497,933
410,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4 .750 11/01/29 419,988
TOTAL FLORIDA 856,093,141
GEORGIA - 2.7%
8,475,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 8,594,136
2,950,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 2,997,273
2,455,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .000 01/01/25 1,399,350
9,250,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 5,272,500
2,540,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,447,800
1,670,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 951,900
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
5 .700 06/15/38 502,235
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .000 06/15/43 499,013
4,050,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 4,179,357
295,000 (g) Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military
Academy, Refunding Series 2017
5 .000 03/01/27 147,500
1,000,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments
Project, Series 2018A
5 .200 12/01/53 881,399
165,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .000 06/15/27 166,788
85,350,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 85,887,183
25,000,000 (e),(f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67%
+ 1.700%), (UB)
4 .621 12/01/53 25,240,782
15,935,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024C, (Mandatory Put 12/01/31)
5 .000 12/01/54 17,275,446
3,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 3,248,736
2,500,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/49 2,496,869
160,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000 01/01/46 144,359
425,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000 01/01/51 370,431
TOTAL GEORGIA 161,703,057
GUAM - 0.1%
4,125,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/40 4,163,310
TOTAL GUAM 4,163,310

173
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.3%
$ 1,235,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000% 07/01/34 $ 1,252,486
1,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 961,851
13,485,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University, Series 2018
6 .000 07/01/28 13,765,949
TOTAL HAWAII 15,980,286
IDAHO - 0.4%
1,990,000 (d) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,871,856
825,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .375 07/01/34 825,407
1,265,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/30 1,273,929
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/37 1,000,236
1,000,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/41 850,548
2,500,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/52 1,824,580
560,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/31 540,384
2,565,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/41 2,070,773
13,420,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022A
6 .000 07/15/29 13,536,632
440,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022B
5 .500 07/15/29 441,859
TOTAL IDAHO 24,236,204
ILLINOIS - 3.4%
550,000 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax
Increment Revenue Bonds, East River Area TIF 6, Refunding
Series 2018A
5 .000 12/30/27 555,435
910,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5 .700 05/01/36 910,085
1,010,000 (d) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .000 12/01/28 989,795
3,920,000 (d) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .500 12/01/33 3,636,480
176,189 (g) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6 .250 01/01/26 176,188
1,645,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .000 03/01/33 1,671,757
1,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 1,004,387
4,185,000 Central Illinois Economic Development Authority, Illinois,
Multifamily Housing Revenue Bonds, Huntington Ridge
Apartments Project, Series 2014
5 .000 08/01/30 4,141,499
19,265,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/33 19,832,081
15,835,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/34 16,272,166
2,985,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/35 3,061,699
1,500,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 1,519,892
300,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 304,963

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
174
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,370,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000% 04/01/34 $ 1,390,186
1,240,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/33 1,273,553
1,535,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/34 1,571,969
1,610,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/35 1,643,770
1,270,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/36 1,292,348
650,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017D
5 .000 12/01/31 659,906
7,155,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .875 12/01/47 7,201,518
3,120,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
6 .000 12/01/49 3,181,410
2,971,003 (d) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago
Neighborhood Initiative, Inc.Redevelopement Project-Whole
Foods Warehouse & Distribution Facility, Series 2016A
5 .000 03/15/34 2,972,748
3,300,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 3,305,207
8,030,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5 .000 01/01/52 7,980,462
10,000,000 City of Chicago, Illinois, Chicago O'Hare International Airport,
Senior Special Facilities Revenue Bonds, TRIPs Obliated Group,
Series 2018
5 .000 07/01/48 9,833,389
1,730,908 Gilberts Village, Kane County, Illinois, Tax Increment Revenue
Note, Prairie Buisness Park-Industrial Property, Series 2018A
5 .000 11/15/34 1,700,588
1,390,000 Governors State University Board of Trustes, Illinois, Certificates
of Participation, Capital Improvement Projects, Series 2018 -
BAM Insured
5 .000 07/01/28 1,445,809
1,450,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4 .000 07/01/31 1,296,602
4,470,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/41 3,532,768
175,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .250 12/01/25 175,107
1,815,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .500 12/01/30 1,818,093
4,670,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .000 05/15/33 4,381,501
1,910,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,415,448
750,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 578,588
615,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015
4 .125 05/01/45 566,779
221,263 (g) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/26 11,063
409,001 (g) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/40 20,450
360,000 (d) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 368,632
1,390,000 (d) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 1,406,928
6,400,000 (g) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 4,432,000
14,750,000 (d) Illinois Finance Authority, Revenue Bonds, mHUB Chicago
Project Series 2023
5 .420 10/01/38 14,946,067
5,250,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 5,251,008
2,100,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .000 04/01/38 2,116,148

175
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,400,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .000% 04/01/38 $ 2,418,455
1,000,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/49 970,763
5,000,000 (d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Green Bond Series 2023A, (Mandatory
Put 9/03/30)
7 .250 09/01/52 5,378,846
6,500,000 (d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 7,216,130
6,920,000 (d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 6,865,371
105,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 104,582
8,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 8,006,084
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,002,741
6,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/36 6,020,752
7,470,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 7,485,677
320,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 320,011
408,107 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6 .000 03/15/34 408,575
1,215,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Taxable Series 2024B
8 .500 01/01/32 1,185,092
320,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/25 319,869
330,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/26 330,022
345,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/27 345,273
355,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/28 354,617
370,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/29 370,188
385,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/30 385,688
400,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/31 398,070
420,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/32 416,287
435,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/33 423,128
450,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/34 434,886
135,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 135,038
1,650,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 1 Woods Creek, Refunding Series
2015
4 .500 03/01/34 1,649,929
605,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 5 Wooded Shores, Refunding
Series 2015
4 .250 03/01/29 598,120
280,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 7 Deep Spring Woods, Refunding
Series 2015
4 .250 03/01/29 280,008
708,143 (g) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 708,143
TOTAL ILLINOIS 205,378,817

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
176
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 0.9%
$ 745,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5 .300% 01/01/32 $ 732,337
125,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 121,097
1,665,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .125 06/01/32 1,647,746
910,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Avondale Meadows Academy Peoject, Series 2017
5 .000 07/01/27 907,993
165,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/30 167,316
255,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 234,472
150,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 150,041
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,223,792
2,330,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500 04/01/33 2,345,991
1,275,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500 04/01/34 1,282,970
2,500,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .000 04/01/37 2,505,213
6,915,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5 .000 11/01/51 6,916,034
11,005,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6 .750 01/01/43 10,391,818
2,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .000 03/01/33 2,672,496
4,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .500 03/01/38 4,277,840
1,380,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,517,287
1,840,000 Lafayette Redevelopment District, Indiana, Revenue Bonds,
Series 2024B
5 .000 02/15/27 1,894,831
100,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .050 04/01/26 99,653
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5 .375 09/01/38 4,957,323
6,375,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project,  Refunding Series 2015A
5 .000 01/01/35 6,376,992
155,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .100 01/01/32 152,189
2,280,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .350 01/01/38 2,195,151
TOTAL INDIANA 53,770,582
IOWA - 0.4%
750,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
4 .500 10/01/35 749,168
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
5 .500 10/01/45 999,473
12,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 11,882,084
7,000,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5 .000 05/15/47 6,647,896
2,100,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 2,138,007
TOTAL IOWA 22,416,628

177
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS - 0.5%
$ 1,000,000 (d) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375% 06/01/39 $ 1,001,104
375,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/27 375,987
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/28 400,578
750,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .250 11/15/33 694,629
1,790,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .500 11/15/38 1,559,921
1,100,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 506,000
3,190,877 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4 .375 01/01/26 2,967,516
7,250,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 3,625,000
2,145,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 622,050
1,730,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2018I
5 .000 05/15/47 1,472,324
895,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2019III
5 .000 05/15/50 741,826
3,540,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .250 05/15/39 3,465,301
575,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series
2018
4 .500 06/01/40 562,424
13,925,000 (d) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 14,364,459
TOTAL KANSAS 32,359,119
KENTUCKY - 1.3%
395,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .000 02/01/26 396,997
5,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 5,031,968
290,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .000 11/15/25 289,605
1,850,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,864,731
1,570,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 1,570,432
7,000,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Series 2015A - NPFG Insured
5 .000 09/01/42 7,003,257
10,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32)
5 .250 04/01/54 10,963,782
3,235,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 3,507,017
10,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 10,728,734
6,570,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 6,722,853
19,795,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30)
5 .000 05/01/55 20,988,789
6,430,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 6,010,603
TOTAL KENTUCKY 75,078,768

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
178
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 1.4%
$ 2,250,000 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002
6 .800% 02/01/27 $ 2,255,019
1,330,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
4 .800 06/15/29 1,339,761
3,700,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .500 06/15/38 3,701,926
2,850,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 2,736,280
115,000 (d) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .375 06/01/27 113,058
250,000 (d) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .750 06/01/32 235,158
130,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2 .375 06/01/26 128,338
695,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2 .875 06/01/31 639,939
125,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
4 .450 06/01/27 125,542
250,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .000 06/01/32 256,479
750,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .375 06/01/42 750,730
175,000 (d) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .000 06/01/33 180,250
250,000 (d) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .875 06/01/45 257,514
1,545,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 1,608,550
1,555,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 1,369,832
1,010,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking
Project, Series 2018 - AGM Insured
5 .000 10/01/43 1,019,066
1,235,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 1,162,889
295,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 302,719
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/41 2,014,284
900,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .000 11/15/37 913,901
450,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .000 11/15/44 421,283
1,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
5 .750 02/01/32 996,992
480,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/29 486,790

179
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 300,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000% 06/01/31 $ 291,162
1,805,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/41 1,494,465
1,000,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 768,043
530,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/30 533,621
965,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 800,543
600,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/31 579,503
1,350,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/41 1,098,257
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .000 06/01/37 509,742
1,400,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/34 1,426,725
2,335,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 2,200,796
435,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .125 06/01/37 425,149
185,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 165,628
7,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 7,399,378
500,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/27 167,500
1,745,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/28 584,575
1,680,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/29 562,800
1,695,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/30 567,825
1,000,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/32 335,000
750,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/33 251,250
1,500,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 502,500
3,050,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco
Power LLC Project, Series 2008
4 .250 12/01/38 3,008,036
4,000,000 (d),(g) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Lousiana Pellets Inc Project, Series
2015, (AMT)
7 .000 07/01/26 40
2,000,000 (d) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023, (AMT),
(Mandatory Put 10/01/28)
6 .750 10/01/53 2,117,720
500,000 Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023R-2,
(AMT), (Mandatory Put 10/01/28)
6 .500 10/01/53 526,224
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/27 1,004,896
10,345,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/48 10,297,056
3,300,000 New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation Consolidated
Garage System, Series 2018A
5 .000 10/01/48 3,333,436
1,600,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 1,373,334

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
180
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,990,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100% 06/01/38 $ 4,316,895
4,190,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 4,551,388
1,840,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 1,991,927
2,075,000 (i) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
1 .000 08/01/41 2,081,409
3,680,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 3,666,984
930,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/39 1,005,158
1,950,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/40 2,081,375
TOTAL LOUISIANA 85,036,640
MAINE - 0.3%
1,160,000 (d) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 1,143,266
3,000,000 (d) Maine Finance Authority, Solid Waste Disposal Revenue Bonds,
Casella Waste Systems, Inc. Project, Term Rate Series 2015-R3,
(AMT)
5 .000 08/01/35 3,052,170
4,500,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 4,574,299
11,050,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6 .875 10/01/26 11,074,699
TOTAL MAINE 19,844,434
MARYLAND - 0.4%
2,210,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 2,250,354
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/32 1,015,956
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 1,520,385
2,360,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 2,380,929
500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/36 503,295
385,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/26 385,403
345,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/27 345,376
875,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .875 06/01/42 876,327
435,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .000 02/15/28 435,659
2,900,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/34 2,900,514
1,200,000 (d) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,239,664
3,360,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/25 2,251,200
6,895,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 4,619,650
1,000,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000

181
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 270,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000% 07/01/27 $ 277,113
190,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/29 194,851
325,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/30 333,026
375,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/31 383,473
530,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 530,183
190,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .000 07/01/27 191,556
750,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School,
Series 2022A
5 .500 05/01/42 718,389
600,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .000 07/01/30 611,534
1,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 1,001,237
TOTAL MARYLAND 25,636,074
MASSACHUSETTS - 0.2%
2,410,000 (d) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 2,350,896
3,300,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
5 .500 07/15/35 3,369,202
2,000,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6 .500 07/15/60 2,010,775
2,000,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
4 .750 12/01/29 2,003,311
2,100,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
5 .000 12/01/29 2,103,448
2,430,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/43 2,433,083
TOTAL MASSACHUSETTS 14,270,715
MICHIGAN - 0.8%
335,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3 .875 11/01/29 332,211
85,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 86,606
100,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .000 11/01/26 99,308
1,915,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/30 1,942,003
2,010,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/31 2,036,783
19,942,557 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
4 .813 06/15/26 21,388,392
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - NPFG Insured
5 .000 07/01/36 5,010
1,250,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
4 .000 05/01/31 1,016,976

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
182
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 5,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000% 12/01/45 $ 5,024,271
570,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
4 .000 02/01/29 571,351
740,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hanley International Academy, Inc.
Project, Refunding Series 2021
3 .500 09/01/30 714,003
1,450,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4 .250 12/01/39 1,205,700
1,290,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 1,027,365
150,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 3,708,750
6,600,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5 .000 03/01/47 6,592,487
500,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5 .250 06/01/32 475,115
545,000 (d) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5 .000 05/01/35 538,334
TOTAL MICHIGAN 46,764,665
MINNESOTA - 1.6%
320,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/26 317,656
400,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/27 394,562
270,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/28 267,957
415,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/29 410,896
260,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/30 255,786
300,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/31 293,013
320,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Taxable Series 2021B
6 .000 06/15/27 312,614
540,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/31 541,241
335,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4 .000 07/01/28 330,949
1,100,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
3 .875 07/01/29 1,066,297
1,680,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/34 1,644,850
2,135,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/39 1,973,408
1,715,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
5 .250 06/15/35 1,739,067
1,225,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/47 1,249,643
3,515,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2020A
5 .000 07/01/55 3,210,567

183
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,600,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125% 06/15/61 $ 1,458,877
400,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Taxable Series 2024B
7 .500 06/15/28 405,967
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/29 540,826
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/30 550,750
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/31 558,248
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/32 563,589
625,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/33 701,066
600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/34 624,550
260,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/35 268,644
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/36 435,729
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/37 432,360
300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/39 300,445
2,360,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 2,206,924
410,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 410,246
225,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
3 .250 06/01/31 206,158
170,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 134,864
2,100,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 1,607,748
550,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850 12/01/29 551,361
850,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .250 06/01/42 779,758
130,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Taxable Series 2022B
5 .500 06/01/27 130,339
515,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
4 .000 12/01/31 429,275
1,685,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000 07/01/31 1,600,402
4,350,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000 07/01/41 3,376,306
845,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .000 07/01/32 831,576
550,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375 07/01/42 485,609

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
184
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 350,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
5 .500% 07/01/27 $ 353,417
1,150,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
4 .250 12/01/27 1,148,343
1,680,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/37 1,609,737
650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .000 06/01/32 635,902
2,365,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/42 2,132,765
4,035,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/52 3,445,508
3,005,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .500 06/01/57 2,598,635
240,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 240,027
10,000,000 (f) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%
+ 1.000%)
3 .767 12/01/52 10,000,479
1,475,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/34 1,446,649
290,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
4 .500 09/01/26 285,500
6,165,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .500 06/01/42 4,469,625
10,650,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .750 06/01/52 7,721,250
2,000,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .875 06/01/57 1,450,000
200,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
3 .750 04/01/26 198,197
2,025,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 1,861,424
4,130,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
4 .500 03/01/33 4,247,190
6,045,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .250 03/01/43 5,844,696
100,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
4 .750 07/01/29 100,685
1,285,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A
5 .000 06/15/48 1,132,931
5,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 4,999,971
700,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4 .500 12/01/29 666,369
325,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .000 10/01/26 323,470
1,115,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .750 10/01/31 1,115,634
30,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
3 .750 06/01/26 29,754
4,405,000 (d) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
4 .500 06/01/35 4,348,022

185
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 780,000 (d) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250% 06/01/45 $ 730,052
TOTAL MINNESOTA 96,736,355
MISSISSIPPI - 0.2%
2,700,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project,
Refunding Subordinate Series 2023, (Mandatory Put 6/15/25)
6 .000 10/15/49 2,565,000
930,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/30 883,500
3,615,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,616,395
4,635,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 4,565,714
TOTAL MISSISSIPPI 11,630,609
MISSOURI - 0.7%
475,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 480,515
4,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6 .250 11/01/44 3,998,344
1,000,000 (d) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 957,745
770,000 (d) Kansas City Industrial Development Authority, Missouri,
Revenue Bonds, Platte Purchase Project A, Series 2019
5 .000 07/01/40 748,190
4,620,000 Kansas City School District, Missouri, Certificates of
Participation, Series 2025
4 .625 04/01/45 4,661,811
1,075,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .000 05/15/26 1,076,722
1,080,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .000 05/15/27 1,084,501
1,150,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/28 1,159,649
2,645,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/31 2,666,653
3,365,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
4 .375 02/01/31 3,344,464
1,300,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,295,157
3,600,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 3,472,602
725,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
5 .000 10/01/35 723,651
1,000,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .000 10/01/45 991,457
296,758 (g) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/26 14,838
1,769,320 (g) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/40 88,466

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
186
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,515,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000% 10/01/31 $ 2,484,482
3,135,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/34 3,003,625
150,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .000 05/01/30 143,778
500,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .125 05/01/35 443,606
895,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/27 895,952
990,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/29 990,971
1,095,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/31 1,095,869
175,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .000 12/01/25 174,880
2,360,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5 .500 06/15/42 2,141,839
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D, (AMT)
5 .000 07/01/35 1,020,266
490,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 495,093
500,000 (d) The Industrial Development Authority of the County of St.
Louis, Missouri, Transportation Development Refunding
Revenue Bonds, Series 2019B
4 .375 03/01/33 485,555
TOTAL MISSOURI 40,140,681
NEBRASKA - 1.0%
5,490,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 5,838,421
40,000,000 (e),(f) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put
10/01/29) (SOFR*0.67% + 2.180%), (UB)
5 .101 05/01/53 41,515,228
5,750,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 5,662,053
5,410,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .400 09/01/53 5,591,816
TOTAL NEBRASKA 58,607,518
NEVADA - 0.3%
1,030,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5 .000 08/01/28 1,030,774
820,904 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5 .125 12/15/37 8
2,714,441 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 27
1,832,350 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
7,469,738 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 75
2,292,095 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 23

187
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 6,400,000 (d) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500% 01/01/65 $ 5,851,647
1,500,000 (d) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/48 1,369,361
1,440,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,418,266
615,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 586,819
670,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .000 09/01/38 653,388
415,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5 .000 12/01/26 416,013
310,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4 .000 06/01/39 291,387
145,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/27 145,087
1,400,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/47 1,283,676
600,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .250 06/01/34 591,842
735,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .500 06/01/39 711,894
505,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
4 .000 12/01/27 505,330
1,600,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/37 1,603,323
580,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5 .400 06/01/27 580,103
400,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5 .000 06/01/38 414,546
TOTAL NEVADA 17,453,607
NEW HAMPSHIRE - 1.6%
1,250,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018A, (AMT)
4 .000 11/01/27 1,249,635
2,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 1,804,341
1,270,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 1,052,776
49,620,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 49,938,020
1,750,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 1,758,215
10,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mirador Project, Travis County, Series 2025
6 .000 12/01/31 10,065,697
15,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Provence Project, Travis County Capital Appreciation
Series 2025
0 .000 12/01/31 10,097,055
24,500,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Lariat Phase 2 Project, Williamson County, Texas
Capital Appreciation Series 2025
0 .000 12/15/32 15,114,248

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
188
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 2,370,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000% 12/15/33 $ 1,453,887
3,000,000 (d) New Hampshire National Finance Authority, Special Revenue
Bonds, Silverado Project Denton County Series 2024
5 .000 12/01/28 3,005,181
TOTAL NEW HAMPSHIRE 95,539,055
NEW JERSEY - 1.5%
4,980,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 4,995,383
445,000 (h) New Jersey Building Authority, State Building Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 6/15/26)
4 .000 06/15/30 449,700
900,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5 .000 07/15/32 918,162
110,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
4 .250 09/01/27 110,887
2,000,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 1,999,871
28,800,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 29,782,083
4,380,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5 .750 09/15/27 4,390,509
3,315,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 3,320,876
6,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 6,010,634
3,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,038,137
5,290,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 5,324,454
13,690,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/41 13,702,758
4,490,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 4,555,754
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
4 .125 06/15/39 1,499,748
280,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
5 .000 01/01/34 289,854
1,055,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
4 .750 01/01/45 973,382
1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .125 07/01/33 1,021,494
7,155,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 6,992,196
TOTAL NEW JERSEY 89,375,882
NEW MEXICO - 0.0%
450,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
4 .450 10/01/33 453,023
525,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .050 10/01/44 493,457
50,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
4 .875 10/01/25 50,000

189
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 1,555,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5 .900% 09/01/32 $ 1,554,979
TOTAL NEW MEXICO 2,551,459
NEW YORK - 5.1%
1,250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,310,689
13,930,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Refunding Series 2016A
5 .000 07/15/42 13,960,036
225,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
5 .000 06/15/42 200,609
700,000 (g) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .250 11/01/34 490,000
1,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,038,999
3,805,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,618,749
5,330,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 4,938,267
360,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
4 .000 06/01/31 337,285
450,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/36 419,718
1,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/25 1,000,201
1,300,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/25 1,300,834
2,800,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/26 2,820,632
1,300,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/37 1,240,575
1,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .250 05/01/41 1,559,630
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/34 3,251,567
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/35 2,152,271
2,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/36 2,879,948
3,305,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/37 3,495,135
12,390,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 3,438,787
4,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 3,555,579
4,210,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 3,367,508
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
5 .890 02/01/32 1,013,895
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .470 02/01/33 1,032,997

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
190
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 645,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
4 .760% 02/01/27 $ 645,858
555,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 539,303
3,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 3,011,526
4,795,000 Jefferson County Civic Facility Development Corporation, New
York, Revenue Bonds, Samaritan Medical Center Project, Series
2017A
4 .000 11/01/42 3,841,248
1,000,000 (g) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 440,000
12,050,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2016A-1
5 .250 11/15/56 12,070,930
1,770,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Variable Rate Demand
Obligations, Series 2002G-1 (SOFR*0.67% + 0.430%)
3 .197 11/01/26 1,769,469
500,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .000 07/01/32 515,219
1,390,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .625 07/01/42 1,376,625
27,835,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/51 27,833,413
400,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/29 400,438
325,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4 .000 12/15/31 336,154
1,475,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 1,522,465
250,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 257,240
6,360,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/27 4,070,400
1,685,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 1,078,400
9,435,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/40 9,442,499
5,685,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/45 5,686,162
5,040,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2005A
5 .000 06/01/42 4,304,442
65,625,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 65,625,236
7,955,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 7,963,575
2,500,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .375 11/15/40 2,500,441

191
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,775,000 (d) New York State Environmental Facilities Corporation, Solid
Waste Disposal Revenue Bonds, Casella Waste Systems, Inc.
Project, Series 2020R-1, (AMT), (Mandatory Put 9/03/30)
4 .250% 09/01/50 $ 1,792,383
1,180,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,076,050
12,985,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 12,873,255
1,180,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,179,947
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2021, (AMT)
3 .000 08/01/31 940,219
1,780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/38 1,850,871
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/26 8,029,659
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/34 4,086,765
1,970,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/36 2,001,647
13,505,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 13,700,731
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 10,998,073
1,250,000 Onondaga Civic Development Corporation, New York,
Revenue Bonds, Crouse Health Hospital Inc. Project, Refunding
Series 2024A
5 .125 08/01/44 1,052,848
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Seventh Series 2016,
(AMT)
5 .000 11/15/32 3,045,858
2,580,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 224,246
10,385,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/30 8,247,848
4,895,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/31 3,832,195
3,230,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 2,498,197
5,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 4,369,233
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 1,522,042
6,705,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 5,072,488
2,100,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 1,580,849

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
192
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,600,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000% 07/01/36 $ 1,627,941
145,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/27 147,266
480,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/32 508,368
525,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/37 547,262
500,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/41 510,195
TOTAL NEW YORK 306,971,390
NORTH CAROLINA - 0.1%
1,145,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/26 1,146,634
900,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A
4 .000 03/01/36 871,772
4,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 4,407,748
TOTAL NORTH CAROLINA 6,426,154
NORTH DAKOTA - 0.2%
3,115,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,126,869
4,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 3,925,256
6,110,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 5,728,283
1,100,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 1,010,098
TOTAL NORTH DAKOTA 13,790,506
OHIO - 3.5%
1,000,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/41 1,014,069
10,000,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5 .000 02/15/46 9,999,318
3,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 367,186
14,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 12,394,122
10,000,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio,
Development Revenue Bonds, Pinecrest Public Improvement
Project, Series 2017
7 .000 11/15/48 10,397,753
750,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .250 01/01/34 773,431
885,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .375 01/01/39 890,616
12,040,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 11,905,318
3,305,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .375 05/15/37 3,304,449

193
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,310,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .500% 05/15/42 $ 4,143,229
1,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/37 1,005,375
8,440,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 8,442,477
200,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5 .000 11/15/25 200,054
500,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5 .000 11/15/26 500,314
17,250,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000 05/15/45 17,254,292
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .000 12/01/44 1,966,724
18,425,000 (d) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 18,641,251
455,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5 .000 12/01/32 448,833
5,000,000 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds,
Series 2024A, (Mandatory Put 8/01/30)
5 .000 02/01/55 5,372,446
645,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
4 .375 12/01/30 651,793
500,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/35 519,528
725,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/41 726,287
2,350,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 2,153,551
17,370,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 18,108,418
1,305,000 (d) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 20017
5 .125 01/01/32 1,309,916
12,040,000 (d) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 2017
5 .450 01/01/38 11,915,020
2,005,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch Bedford Heights, Series 2025
6 .375 01/01/45 2,046,219
4,210,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Amherst, Series 2025A
6 .250 01/01/45 4,260,108
1,100,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6 .250 01/01/45 1,113,092
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 1,011,902
730,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 718,417
2,000,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Refunding Series 2016A
5 .000 01/15/41 2,002,767
3,540,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 12/31/39 3,538,573
35,080,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 36,571,289
1,000,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 1,023,005
490,000 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
3 .750 12/01/31 496,364

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
194
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 415,000 Southeastern Ohio Port Authority, Hosptial Facilities Revenue
Bonds, Memorial Health System Obligated Group Project,
Improvement Series 2015
5 .000% 12/01/25 $ 414,931
2,240,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 2,240,367
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,922,787
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,343,369
TOTAL OHIO 207,108,960
OKLAHOMA - 0.7%
1,500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 1,523,095
1,510,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 1,519,670
2,600,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,605,744
1,780,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/30 1,817,600
730,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/32 742,860
2,500,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/45 2,456,886
3,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 3,705,930
20,625,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 23,607,361
1,250,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 1,391,174
TOTAL OKLAHOMA 39,370,320
OREGON - 0.6%
1,500,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5 .000 05/01/36 1,500,314
860,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4 .000 12/01/36 798,127
3,030,000 (d) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 2,880,481
13,475,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 13,501,573
610,000 (d) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
3 .750 06/15/29 594,259
75,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Series 2012B, (AMT)
3 .700 07/01/32 74,999
1,000,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
6 .750 06/15/42 1,007,437
9,150,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 9,149,939
3,860,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/47 3,864,419
1,135,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 1,136,653
TOTAL OREGON 34,508,201

195
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 2.9%
$ 80,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Taxable Series 2022B
5 .000% 06/15/26 $ 79,647
1,150,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/42 1,150,463
4,035,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2024
5 .000 05/01/42 4,059,773
3,010,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5 .250 05/01/42 3,075,093
1,000,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 1,000,237
2,010,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,987,121
480,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/32 489,565
2,535,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017C
5 .000 05/15/47 2,413,700
2,387,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,497,541
59,401,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 53,784,214
7,500,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8 .000 06/30/44 4,301,858
295,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 276,984
615,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
4 .000 12/15/27 618,722
105,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
4 .375 03/01/28 105,247
2,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 1,412,026
5,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 3,618,367
190,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017
5 .000 06/01/27 192,275
1,455,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
4 .500 12/01/29 1,433,595
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/32 491,758
575,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds, Seven Generations Charter
School, Series 2021A
4 .000 05/01/31 562,861
1,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 904,084
1,620,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Camelback
Pocono Township Tax Project, Refunding Series 2025
5 .000 07/01/33 1,644,375
3,400,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna
Township Project, Refunding Series 2025
5 .000 07/01/31 3,510,051

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
196
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 15,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000% 11/15/42 $ 15,185,270
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2015
5 .000 01/01/30 1,000,508
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 1,006,827
5,160,000 (a),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 516
5,160,000 (a),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 516
6,055,000 (a),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 606
5,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 5,001,077
1,300,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5 .250 12/01/38 1,308,990
500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/39 526,543
2,500,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 2,507,902
15,830,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2017
5 .000 05/01/41 15,900,233
2,690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/29 2,691,878
1,375,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/40 1,396,252
3,755,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015A-1
5 .250 12/01/45 3,758,506
5,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 5,056,002
200,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/31 202,273
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/32 504,703
1,585,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 1,585,560
1,500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/42 1,424,116
7,000,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B
6 .250 07/01/31 6,759,535
275,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Mast Community
Charter School II Project, Series 2020A
5 .000 08/01/30 286,322
515,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Philadelphia
Electrical & Technology Charter School, Series 2021A
4 .000 06/01/31 510,790
5,000,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 4,634,272

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 6,130,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000% 07/01/47 $ 6,130,729
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5 .300 07/01/42 765,938
5,000,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/36 4,644,773
TOTAL PENNSYLVANIA 172,400,194
PUERTO RICO - 3.2%
10,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 10,977,973
200,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 206,106
275,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 286,417
500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/37 515,214
4,365,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 4,546,220
334,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 344,163
11,790,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 7,211,953
1,100,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5 .500 01/01/26 654,782
835,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/32 841,472
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3 .957 01/01/26 1,325
1,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 611,999
6,015,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/26 3,986,363
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3 .957 07/01/42 1,844
470,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 281,257
200,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 120,174
1,140,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 697,679
6,205,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 3,744,164
450,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 270,391
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 07/01/32 1,207
2,140,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 1,291,322
4,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 2,440
9,660,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 5,894,216
7,020,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 4,285,890
50,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/26 30,713
1,995,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/27 1,191,555
110,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 69,417

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
198
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,145,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250% 01/01/26 $ 682,102
18,275,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/26 10,970,466
350,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 210,305
1,260,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 748,534
1,090,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/28 658,208
45,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050 01/01/26 27,727
8,375,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 5,674,062
3,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 1,820,553
500,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7 .500 01/01/26 282,528
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5 .375 01/01/26 1,213
6,135,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 3,733,774
635,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds,
Refunding Series 2005SS
4 .625 07/01/30 386,526
35,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/25 21,499
2,255,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 1,358,793
115,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 69,399
1,240,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 748,525
2,310,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 1,396,786
20,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/25 12,224
2,850,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 1,728,328
5,595,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/26 3,392,982
280,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/26 167,557
130,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .000 07/01/28 80,178
1,060,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 636,770
3,990,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 2,389,045
2,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 1,194,018
975,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 01/01/26 582,635
400,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .625 07/01/25 241,846
50,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/25 30,284
2,100,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 1,262,754
490,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 295,651
695,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 07/01/25 420,918

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250% 07/01/25 $ 597,627
4,320,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 01/01/26 2,630,229
730,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 423,474
3,415,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 1,988,405
6,875,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 4,225,987
745,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 432,176
2,460,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,666,650
3,220,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 2,161,659
3,975,477 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 3,976,387
13,253,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 12,536,674
419,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 394,348
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,383,076
5,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 4,649,426
12,845,621 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 8,686,851
31,517,775 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 32,632,061
1,362,349 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,457,978
18,136,460 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 12,975,291
91,769 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 89,582
438,808 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 416,851
635,897 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 570,068
2,677,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 2,313,671
10,219,251 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 6,770,254
275,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 271,787
TOTAL PUERTO RICO 194,542,958
RHODE ISLAND - 0.3%
8,010,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5
.000 09/01/31 8,049,456
11,975,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 11,980,204
TOTAL RHODE ISLAND 20,029,660

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
200
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 0.4%
$ 405,000 (d),(i) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5 .000% 10/01/35 $ 413,190
1,000,000 (d) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .625 11/01/31 903,056
1,265,000 (d) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .750 11/01/36 1,042,417
3,505,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/40 3,227,060
500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .125 08/15/35 482,789
900,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .000 06/15/29 889,390
1,610,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
6 .250 06/01/35 1,611,210
6,840,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .000 06/01/45 6,883,444
6,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 6,038,306
780,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Taxable Series 2025B
8 .750 06/01/32 784,021
200,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4 .000 06/15/31 187,530
920,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/41 779,916
325,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .125 06/15/33 334,109
940,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .750 06/15/43 935,336
750,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 790,007
125,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/28 126,828
TOTAL SOUTH CAROLINA 25,428,609
SOUTH DAKOTA - 0.1%
2,930,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
5 .000 07/01/46 2,944,932
TOTAL SOUTH DAKOTA 2,944,932
TENNESSEE - 1.8%
3,135,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/25 3,109,390
3,245,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/26 3,060,249
8,810,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 6,276,002
7,400,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .000 12/01/35 7,080,891

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,000,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125% 12/01/42 $ 940,611
610,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .000 06/01/27 593,800
17,000,000 (d) Kingsport Industrial Development Board, Tennessee, Exempt
Facility Revenue Bonds, Domtar Project, Series 2024, (AMT),
(Mandatory Put 11/15/29)
5 .250 12/01/54 17,279,038
1,190,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 1,199,215
425,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 398,147
6,665,000 (d) Memphis-Shelby County Community Redevelopment Agency,
Tennessee, Revenue Notes Series 2016
7 .250 04/01/38 6,669,138
11,775,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 11,826,591
4,225,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/40 4,242,615
3,500,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/43 3,514,573
500,000 (d) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .000 06/01/44 480,512
4,000,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2024A, (Mandatory Put 12/01/29)
5 .000 10/01/54 4,287,110
5,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Commodity Project,  Series 2021A, (Mandatory Put
11/01/31)
5 .000 05/01/52 5,381,463
25,750,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 26,163,308
7,185,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 7,320,684
TOTAL TENNESSEE 109,823,337
TEXAS - 10.9%
4,000,000 (d) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 3,532,710
595,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
5 .750 09/01/29 620,881
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5 .750 09/01/42 1,031,164
295,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6 .000 09/01/29 309,445
405,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
4 .875 09/15/31 410,710
850,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .500 09/15/44 841,497
97,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .250 09/15/26 96,458
500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .750 09/15/31 485,037
250,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
4 .000 09/15/41 215,881
318,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
4 .875 09/15/30 325,512
900,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5 .625 09/15/43 916,047

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
202
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 130,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
4 .250% 09/01/27 $ 130,834
645,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
4 .625 09/01/28 654,059
2,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .250 08/15/34 2,004,271
1,250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .500 08/15/39 1,227,014
1,300,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .750 08/15/44 1,225,755
1,230,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .000 02/15/31 1,169,813
2,610,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .125 02/15/41 2,078,701
630,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
5 .000 02/15/32 627,537
2,500,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 2,415,574
1,245,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
5 .500 06/01/32 1,296,378
5,085,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6 .000 06/01/42 5,142,116
380,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
4 .550 08/15/28 381,356
400,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .375 12/31/30 401,695
550,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .625 12/31/35 551,964
685,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5 .375 12/31/45 666,609
114,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
2 .500 09/01/26 112,622
622,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
3 .000 09/01/31 582,030
335,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
5 .500 09/01/27 342,337
165,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 166,805
1,800,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/31 1,818,737
1,700,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,715,158
985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/33 992,289
580,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/34 583,404
1,680,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/27 1,692,940
990,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/28 998,611

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,445,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000% 01/01/29 $ 1,457,770
880,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/30 887,487
1,985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/32 1,997,887
1,525,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/34 1,530,270
6,500,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B,
(AMT)
5 .000 11/15/46 6,500,549
275,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 1, Series 2019
4 .000 11/01/29 275,548
800,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5 .375 11/01/42 805,054
378,000 (d) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
4 .625 09/15/32 387,452
750,000 (d) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
5 .625 09/15/45 764,538
250,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
4 .500 09/01/31 254,842
610,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .250 09/01/44 599,741
500,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .250 09/01/30 506,331
630,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .625 09/01/35 641,067
625,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5 .375 09/01/45 623,032
785,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 700,902
97,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .125 09/01/26 97,233
565,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .750 09/01/31 557,564
1,645,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .000 09/01/41 1,541,953
350,000 (d) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
4 .500 09/15/32 356,312
575,000 (d) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5 .625 09/15/45 583,168
303,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
4 .250 09/15/30 307,635
1,010,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5 .125 09/15/43 996,368
661,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
4 .500 09/15/32 673,941
800,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5 .625 09/15/45 814,469
835,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 820,953
1,000,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
5 .750 09/01/33 1,008,863

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
204
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,200,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625% 09/01/45 $ 2,165,083
130,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/27 124,907
135,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/28 127,456
140,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .125 09/01/29 130,623
145,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/30 134,147
150,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/31 135,916
315,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/33 271,407
335,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/35 279,702
540,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/38 414,751
595,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .750 09/01/41 434,590
670,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
4 .625 09/01/28 679,437
880,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .000 09/01/28 898,525
137,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .375 09/01/27 137,001
430,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .625 09/01/32 431,166
195,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4 .125 09/01/39 179,228
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5 .125 09/01/28 51,129
1,630,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5 .375 09/01/43 1,630,685
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .250 09/01/26 49,730
200,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .750 09/01/31 189,101
175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
4 .750 09/01/31 175,001
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
5 .250 09/01/41 50,176
95,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1 Project, Series
2016
4 .200 09/01/27 95,292
130,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
4 .750 09/01/28 132,134
225,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5 .000 09/01/28 229,730
125,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
2 .750 09/01/27 121,196
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .125 09/01/32 308,553
875,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .375 09/01/42 663,355

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
4 .625% 09/01/32 $ 354,924
450,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5 .500 09/01/45 448,327
306,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
4 .375 09/01/30 309,913
1,225,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
5 .125 09/01/43 1,189,632
150,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
4 .375 09/01/31 151,699
200,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
4 .250 09/01/31 196,617
650,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5 .000 09/01/44 611,140
845,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
5 .750 09/01/32 863,940
308,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Direct Improvement
Project, Series 2022
4 .000 09/01/32 298,680
355,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6 .125 09/01/32 362,301
450,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
5 .750 09/01/30 471,406
1,700,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .500 09/01/43 1,694,956
136,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .250 09/01/27 132,975
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .625 09/01/32 321,489
300,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .350 09/01/30 303,172
400,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .600 09/01/35 402,404
600,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5 .375 09/01/45 588,784
100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
2 .875 09/01/27 97,184
250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .250 09/01/32 227,777
1,175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .500 09/01/42 953,537
75,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
3 .500 09/01/26 74,589
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .000 09/01/31 486,896
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
2 .750 09/01/26 49,441

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
206
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
3 .250% 09/01/31 $ 375,877
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
4 .375 09/01/26 50,108
100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5 .000 09/01/36 100,348
46,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
2 .500 09/01/26 45,444
175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .000 09/01/31 160,901
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .375 09/01/41 405,345
88,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .500 09/01/27 88,430
255,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .875 09/01/32 264,172
145,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
4 .625 09/01/31 147,750
475,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5 .500 09/01/44 477,891
195,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375 09/15/27 195,421
405,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .750 09/15/32 411,182
1,050,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 1,048,524
208,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .125 09/15/27 208,884
310,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .500 09/15/32 312,310
750,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6 .000 09/15/42 749,784
500,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .000 09/01/28 510,556
1,000,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .600 09/01/38 1,016,415
6,400,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
5 .750 06/15/38 6,403,859
5,000,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
6 .000 06/15/43 4,873,351
325,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .000 06/15/34 319,013

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 275,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750% 06/15/44 $ 258,054
290,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
5 .750 09/01/28 295,495
51,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
2 .500 09/01/26 50,384
475,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .000 09/01/31 436,963
1,050,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .250 09/01/41 810,052
1,050,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .100 09/01/44 1,028,432
100,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/29 93,428
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/30 95,120
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .375 08/15/31 93,638
225,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/33 191,948
240,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/35 193,304
255,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/37 193,236
565,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .750 08/15/41 391,101
90,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
4 .000 09/01/27 90,107
650,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000 10/01/41 611,352
700,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000 10/01/46 630,405
915,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 816,975
1,945,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
3 .500 10/01/31 1,679,788
6,545,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000 10/01/50 4,978,881
586,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
5 .375 09/15/31 609,782
50,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .125 09/15/26 50,127
260,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .750 09/15/31 263,095
96,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/15/26 95,575

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
208
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 205,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
4 .000% 09/15/31 $ 205,111
264,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .375 09/15/27 267,993
530,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .500 09/15/32 553,519
350,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .250 09/15/30 352,750
425,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .500 09/15/35 425,827
500,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5 .250 09/15/45 487,171
224,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6 .125 09/15/32 236,381
400,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .500 09/15/30 403,021
400,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .750 09/15/35 401,936
700,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5 .500 09/15/45 684,031
200,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
5 .375 09/15/35 200,490
850,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
4 .750 12/31/30 858,153
1,250,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .000 12/31/35 1,279,738
500,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 509,876
750,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .250 12/31/30 757,263
1,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .500 12/31/35 1,279,436
500,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 510,925
1,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 1,220,222
350,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
5 .250 09/15/31 350,719
235,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/26 236,912
245,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/27 249,231
255,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/28 261,245

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 265,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000% 09/01/29 $ 270,923
280,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/30 285,927
290,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/31 295,586
305,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/32 309,999
3,078,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
5 .000 09/15/35 3,126,380
2,300,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .000 09/15/45 2,333,912
486,000 (i) Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory
Ridge Public Improvement District Improvement Area 2, Series
2025
4 .500 09/01/30 483,666
300,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
4 .875 08/15/27 301,583
778,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .250 08/15/32 811,949
1,630,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .875 08/15/42 1,623,669
469,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
4 .500 08/15/31 470,466
1,000,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5 .375 08/15/44 975,179
124,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
3 .750 08/15/27 124,038
587,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
4 .000 08/15/32 586,700
430,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
3 .500 08/15/29 418,224
110,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4 .000 08/15/39 100,114
150,000 (d) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
2 .625 09/01/26 148,354
1,320,000 (d) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
3 .250 09/01/31 1,259,612
690,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .000 09/01/36 695,610
1,070,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .125 09/01/39 1,069,971
1,170,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .250 09/01/41 1,160,695
249,000 (d) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .625 09/15/27 246,562

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
210
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 415,000 (d) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .875% 09/15/32 $ 397,750
1,250,000 (d) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
4 .125 09/15/42 1,098,183
380,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .250 09/15/30 390,095
635,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .500 09/15/35 655,192
21,360,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 20,227,621
785,000 Gulf Coast Industrial Development Authority, Texas, Solid
Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
Project, Series 1998, (AMT)
8 .000 04/01/28 786,147
385,000 (d) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
4 .500 09/15/32 388,596
800,000 (d) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
5 .500 09/15/45 779,889
335,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .000 09/01/27 338,589
255,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Hackberry Public Improvement District 3 Phase 13-16 Project,
Refunding & Improvement Series 2017
4 .500 09/01/27 257,231
310,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Rivendale by the Lake Public Improvement District 2 Phases
4-6, Series 2017
4 .125 09/01/27 311,241
895,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/28 893,272
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/27 96,628
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/28 94,614
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/29 93,554
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/30 91,798
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .375 04/01/31 90,336
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/33 215,513
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/35 203,300
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/37 230,140
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .750 04/01/39 224,569
325,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
3 .000 04/01/41 235,345
316,000 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
3 .625 09/01/29 308,079
150,000 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
4 .125 09/01/39 137,442
635,000 Hays County, Texas, Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Public Improvement
Project, Series 2015
6 .250 09/15/27 635,460

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,010,000 Hemphill County Hospital District, Texas, General Obligation
Bonds, Series 2019
5 .250% 02/01/32 $ 3,074,075
385,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
4 .250 09/01/31 385,508
650,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .000 09/01/44 615,523
1,075,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement
Project, Refunding Series 2011, (AMT)
6 .500 07/15/30 1,078,215
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement
Project, Refunding Series 2011, (AMT)
6 .625 07/15/38 2,005,221
240,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1, (AMT)
5 .000 07/15/35 240,070
1,965,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Technical Operations Center
Project, Series 2018, (AMT)
5 .000 07/15/28 2,014,663
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021A,
(AMT)
4 .000 07/01/41 909,229
32,545,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 34,899,556
20,570,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 22,043,406
19,625,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 21,568,882
9,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 10,327,446
3,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 3,220,973
113,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
2 .500 09/01/26 111,634
400,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .125 09/01/31 376,687
1,100,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .500 09/01/41 909,758
100,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
2 .750 09/01/26 99,015
400,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .500 09/01/31 378,635
1,165,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .875 09/01/41 1,015,367
115,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
2 .625 09/01/26 113,738
210,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .250 09/01/31 196,502
550,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .625 09/01/41 462,311

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
212
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 110,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
4 .500% 09/01/30 $ 112,166
870,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .250 09/01/43 873,133
300,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .125 09/01/30 302,403
415,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .375 09/01/35 415,683
105,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
4 .000 09/01/26 105,540
110,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/27 105,126
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/28 107,426
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250 09/01/29 106,380
120,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250 09/01/30 108,617
125,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .375 09/01/31 111,350
350,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
4 .375 09/01/30 353,786
1,600,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5 .250 09/01/43 1,594,840
200,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
2 .500 09/01/26 197,583
485,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
3 .000 09/01/31 453,108
153,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .125 09/15/28 156,631
730,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .625 09/15/42 728,603
126,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .750 09/01/26 124,758
649,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3B Project,
Series 2025
4 .375 09/01/35 648,735
370,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 5 Project,
Series 2025
4 .500 09/01/35 368,532
680,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5 .500 09/01/43 673,272
548,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5 .500 09/01/44 547,172
264,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .625 09/01/27 263,087
505,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .875 09/01/32 488,336
1,250,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
4 .125 09/01/41 1,122,063

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 117,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4 .125% 09/01/27 $ 117,501
225,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4 .375 09/01/32 225,994
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .750 09/01/43 1,974,015
255,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 1
Project, Series 2019
4 .250 09/01/29 256,673
84,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
5 .750 09/01/30 88,006
224,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .375 09/01/27 225,500
535,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .750 09/01/32 551,506
16,600,000 (d) Lakeside Place Public Facility Corporation, Texas, Multifamily
Housing Revenue Bonds, Torrey Chase Apartments, Series
2021
3 .480 12/15/39 12,460,383
200,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .500 09/15/27 196,840
1,000,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .875 09/15/32 968,860
3,000,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
4 .000 09/15/42 2,606,013
215,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
4 .250 09/15/31 214,828
200,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
4 .375 09/15/31 200,717
650,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
5 .125 09/15/44 650,700
350,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Area 1 Project, Series 2019
3 .750 09/15/29 343,314
1,500,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5 .875 09/15/42 1,571,570
200,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
4 .375 09/15/29 200,682
753,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
4 .250 09/15/32 761,754
1,100,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
5 .750 09/15/45 1,123,710
525,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .125 09/01/28 526,606
105,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .750 09/01/37 104,451
356,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
2 .625 09/01/27 348,058
750,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3 .125 09/01/32 707,469

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
214
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,200,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3 .375% 09/01/42 $ 1,773,948
275,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
3 .875 09/01/32 260,888
650,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
4 .125 09/01/42 559,673
150,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .250 09/01/27 147,256
205,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .500 09/01/32 191,837
530,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .750 09/01/42 437,048
300,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .875 09/01/31 274,783
725,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
3 .125 09/01/41 542,047
190,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
5 .250 09/01/27 194,498
115,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
4 .500 09/01/27 116,665
450,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/15/36 459,695
370,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .125 09/15/30 370,648
300,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .125 09/15/31 274,012
740,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .500 09/15/41 594,599
170,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .125 09/15/26 168,853
315,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .750 09/15/31 289,198
530,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5 .250 09/15/43 530,208
450,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
4 .375 09/15/32 453,995
1,200,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6 .000 09/15/45 1,225,883
170,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5 .000 09/01/29 174,145
170,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2019
4 .500 09/01/29 172,157
33,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/01/26 32,859

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .875% 09/01/31 $ 472,729
100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
4 .125 09/01/41 86,987
1,100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6 .375 09/01/44 1,052,541
100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .125 09/01/26 100,240
200,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .625 09/01/31 194,705
500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .875 09/01/41 469,674
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .375 09/01/44 983,169
2,550,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 2,550,874
340,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
3 .750 09/15/29 334,719
35,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
2 .625 09/15/26 34,601
240,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3 .125 09/15/31 220,969
225,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .000 09/15/27 228,843
500,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .375 09/15/32 528,654
45,683 (g) Mesquite Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, Christian Care Centers Inc.,
Series 2014
5 .000 02/15/24 457
180,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
4 .750 09/01/28 182,959
135,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2018
5 .125 09/01/28 138,526
520,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .250 09/15/29 536,547
318,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
4 .625 09/01/30 324,791
855,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5 .375 09/01/43 859,739
235,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
4 .250 09/01/31 236,311
500,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5 .000 09/01/44 480,320
800,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
4 .750 09/01/30 817,776

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
216
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500% 09/01/43 $ 1,319,285
120,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
2 .875 09/15/26 118,912
410,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .500 09/15/31 387,651
1,105,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .875 09/15/41 954,506
220,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Major Improvement Area
Project, Series 2021
4 .125 09/15/31 212,990
4,380,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 4,385,248
5,200,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 5,389,220
1,775,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750 08/15/45 1,809,544
115,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/26 113,148
120,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/27 116,187
125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/28 119,310
130,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/29 122,159
135,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/30 126,389
140,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/31 128,673
295,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/33 259,850
315,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .375 09/01/35 267,151
340,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/37 277,035
365,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/39 277,827
395,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .750 09/01/41 293,234
453,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
4 .375 09/15/32 458,186
675,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5 .125 09/15/45 666,063
500,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
4 .500 09/15/32 505,253
1,140,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
5 .250 09/15/45 1,132,656
240,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
5 .250 09/01/30 248,032
730,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .125 09/01/43 755,429

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 350,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .000% 09/01/32 $ 359,580
800,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .875 09/01/45 817,942
175,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
3 .625 09/01/26 174,640
350,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .250 09/01/31 336,356
520,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .125 08/15/29 520,296
310,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
3 .375 08/15/29 297,255
80,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/39 76,974
670,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 601,494
1,160,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
3 .000 08/15/30 1,094,453
750,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
5 .500 10/01/35 780,140
225,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 231,495
4,775,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-2
4 .625 10/01/30 4,806,525
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-3
4 .250 10/01/30 4,019,248
330,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 261,727
2,135,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 1,764,400
20,948,469 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 5,444,419
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
5 .250 07/01/32 1,009,670
9,410,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
6 .500 01/01/31 9,116,854
7,725,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .000 01/01/32 7,901,645
50,655,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .250 01/01/42 47,712,953
11,500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 10,330,172
355,000 (h) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
Christi Project, Series 2016A, (Pre-refunded 4/01/26)
5 .000 04/01/36 359,270

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
218
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,925,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A
5 .000% 04/01/29 $ 1,925,669
260,991 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 08/01/25 255,771
14,500,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 14,348,547
9,000,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 8,356,575
280,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/34 228,893
450,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/35 355,802
480,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/37 357,411
995,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/39 716,826
1,040,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/41 766,897
1,315,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/44 893,313
805,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .625 08/15/47 533,755
100,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .000 09/15/26 99,025
800,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .625 09/15/31 775,764
650,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4 .000 09/15/41 567,029
265,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5 .250 09/01/30 273,883
351,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
4 .875 09/01/30 360,040
320,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
4 .250 09/15/31 319,410
725,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
5 .100 09/15/44 694,730
245,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
4 .700 09/15/31 247,123
575,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5 .350 09/15/44 559,242
155,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
3 .500 09/01/29 150,914
550,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
4 .000 09/01/39 511,248

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 415,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .000% 09/01/35 $ 426,185
1,000,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .750 09/01/45 1,010,163
300,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000 09/15/30 307,947
400,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000 09/15/30 410,595
350,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 360,490
300,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 307,528
350,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 359,191
217,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 218,293
195,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 196,410
269,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
4 .875 09/15/27 270,599
912,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5 .125 09/15/32 929,774
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .375 09/15/27 353,110
500,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .625 09/15/32 525,705
1,250,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8 .250 09/15/43 1,299,152
80,000 Ponder, Texas, Special Assessment Revenue Bonds, Public
Improvement District 1 Estates at Remington Park, Series 2017
4 .000 09/01/27 80,519
33,470,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 30,047,716
14,750,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 13,648,387
2,710,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1 .875 01/01/26 2,694,168
1,250,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .000 01/01/27 1,219,119
1,850,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .125 01/01/28 1,775,536

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
220
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,100,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .250% 01/01/29 $ 1,983,394
2,400,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .625 01/01/31 2,219,009
8,605,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 7,095,684
7,215,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 5,235,661
10,500,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 10,381,196
5,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 4,826,225
211,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .250 09/01/27 211,596
460,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .750 09/01/32 468,179
275,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
4 .375 09/01/31 278,546
500,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5 .125 09/01/44 477,392
25,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
2 .500 09/01/26 24,698
148,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .000 09/01/31 138,563
350,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .375 09/01/41 278,824
171,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .250 09/01/27 171,813
400,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .750 09/01/32 415,087
375,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
4 .500 09/01/30 382,071
564,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
4 .250 09/01/31 568,809
750,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
5 .000 09/01/44 719,617
340,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .250 09/01/30 343,821
340,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .600 09/01/35 344,272
280,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .375 09/01/45 280,065
2,350,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/43 2,392,927

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 515,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
4 .375% 09/01/31 $ 521,150
900,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5 .250 09/01/44 878,610
450,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .250 09/01/30 455,052
400,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .600 09/01/35 405,026
300,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5 .375 09/01/45 296,891
457,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .000 09/01/29 453,932
310,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .000 09/01/29 317,917
328,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
4 .375 09/01/31 329,662
47,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .375 09/01/26 46,380
215,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .875 09/01/31 196,928
550,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
3 .250 09/01/41 416,965
212,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
4 .375 09/01/31 213,554
650,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5 .000 09/01/44 618,468
330,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .250 09/01/30 332,684
430,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .500 09/01/35 429,654
500,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .350 09/01/45 491,525
1,125,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 06/15/23 517,500
435,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement District
Project, Series 2019
3 .625 09/15/29 425,349
255,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019
3 .875 09/15/29 251,004
230,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Project, Series 2017
4 .250 09/15/28 230,203
455,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4 .125 09/15/29 456,225

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
222
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 249,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
4 .750% 09/15/27 $ 251,240
736,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .125 09/15/32 763,997
2,216,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .625 09/15/42 2,223,844
330,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District Major
Improvement Area Project, Series 2017
4 .750 09/15/28 333,357
225,000 (d) Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 1 Project, Series 2020
3 .625 09/15/30 215,157
200,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
4 .875 09/15/27 202,143
300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5 .250 09/15/32 313,100
400,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5 .375 09/15/44 390,198
450,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 465,705
660,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
5 .625 09/15/42 678,022
720,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
6 .875 09/15/42 779,043
265,000 San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project, Series
2021A
5 .000 10/01/31 256,322
4,435,000 San Antonio, Texas, Airport System Revenue Bonds,
Improvement Series 2015, (AMT)
5 .000 07/01/45 4,434,938
1,040,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .000 09/01/29 1,053,604
283,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
4 .875 09/01/30 285,581
186,000 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
3 .750 09/01/27 183,754
500,000 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4 .000 09/01/32 483,427
149,000 (d) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .375 09/01/27 149,083
295,000 (d) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .625 09/01/32 296,718
700,000 (d) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
5 .750 09/15/45 710,120
1,965,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .000 11/15/27 2,001,733

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,095,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750% 11/15/47 $ 3,121,473
944,991 (g) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Northwest Senior Housing-Edgemere Project, Series 2015A
5 .000 11/15/25 95
2,983,000 (d) Terrell, Texas, Special Assessment Revenue Bonds, Arboretum
Estates Public Improvement District 6 Major Improvement Area
Project, Series 2025
5 .750 09/15/35 2,999,807
140,000 (f) Texas Municipal Gas Acquisition and Supply Corporation I,
Gas Supply Revenue Bonds, Series 2006B (TSFR3M*0.67% +
0.700%)
3 .581 12/15/26 139,958
5,000,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 5,464,768
1,890,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 1,985,664
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,049,621
1,500,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/41 1,564,182
1,250,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 1,295,443
1,760,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 1,816,149
400,000 (d) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
4 .750 09/15/32 412,050
500,000 (d) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
5 .750 09/15/45 514,356
285,000 Town Of Hickory Creek, Denton County, Texas, Special
Assessment Revenue Bonds, Hickory Creek Public
Improvement District, Series 2018
5 .125 09/01/28 291,663
200,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .375 09/15/27 200,207
500,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .750 09/15/32 512,637
1,000,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250 09/15/42 1,000,988
490,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
4 .500 09/01/31 497,372
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .375 09/01/44 850,410
212,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .375 09/01/27 213,080
300,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .750 09/01/32 309,099
612,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
4 .250 09/01/31 616,212
800,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
5 .000 09/01/44 775,927

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
224
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000% 09/01/28 $ 1,029,089
750,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/30 797,690
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/32 1,072,365
360,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
4 .375 09/01/31 363,471
615,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
5 .125 09/01/44 592,084
945,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
5 .875 09/01/32 997,133
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
5 .000 09/01/31 455,005
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4 .000 09/01/32 426,668
755,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
3 .000 09/01/34 681,715
280,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4 .000 09/01/35 268,412
1,645,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2017A
5 .000 09/01/39 1,647,326
436,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
5 .625 09/15/28 450,497
2,394,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .250 09/15/42 2,385,888
144,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
2 .625 09/15/26 142,359
250,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
3 .125 09/15/31 233,268
230,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
4 .500 09/01/27 232,091
425,000 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
4 .750 09/01/30 430,841
1,220,000 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
5 .625 09/01/43 1,218,209
1,680,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .125 09/01/35 1,680,058
1,805,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .250 09/01/40 1,804,869
530,000 (d) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
4 .375 09/15/32 537,336
880,000 (d) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
5 .750 09/15/45 892,723
TOTAL TEXAS 653,205,436

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 0.9%
$ 560,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250% 03/01/31 $ 541,676
1,835,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,682,559
2,015,000 (d),(g) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 1,935,173
3,919,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6 .500 03/01/53 3,741,567
2,356,000 (d) Coral Junction Public Infrastructure District 1, Utah, Special
Assessment Bonds, Coral Junction Assessment Area, Series
2022A-2
5 .500 06/01/41 2,269,355
1,345,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,347,724
948,931 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 950,692
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 1,009,544
1,730,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/36 1,633,931
8,140,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/47 8,140,969
3,670,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 3,728,562
1,360,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/29 1,392,084
2,115,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/34 2,132,955
475,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5 .000 06/15/39 444,449
1,055,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4 .000 10/15/31 1,004,457
2,325,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4 .000 10/15/41 1,816,282
710,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
4 .500 07/15/27 715,302
5,430,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
5 .250 07/15/38 5,448,138
1,130,000 (d) Utah Charter School Finance Authority, Revenue Bonds, Ronald
Eilson Reagan Academy Project, Refunding Series 2016A
5 .000 02/15/36 1,103,881
1,350,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5 .000 06/15/39 1,285,397
11,160,000 (d) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 11,598,069
TOTAL UTAH 53,922,766
VIRGIN ISLANDS - 0.8%
26,340,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 26,799,454
375,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 375,059
4,760,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 4,771,125
6,080,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 6,148,861
420,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 420,886
4,810,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 4,226,391

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
226
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS (continued)
$ 4,545,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022, (AMT)
5 .875% 10/01/32 $ 4,415,820
1,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .250 10/01/42 983,781
TOTAL VIRGIN ISLANDS 48,141,377
VIRGINIA - 0.5%
270,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5 .000 03/01/26 269,084
1,920,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5 .125 03/01/31 1,859,526
2,730,000 (d),(g) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
2 .750 11/01/29 1,774,500
1,000,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 1,001,237
815,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .000 03/01/32 774,952
3,332,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .250 03/01/42 2,856,588
25,000 (d) Farms of New Kent Community Development Authority,
Virginia, Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 24,062
790,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024C-2
5 .500 12/01/28 791,791
1,135,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5 .550 01/01/37 1,098,678
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-1
6 .250 09/01/30 4,038,698
7,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-2
5 .750 09/01/30 7,576,237
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-3
5 .375 09/01/29 4,039,998
105,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021
4 .000 06/01/46 89,663
855,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .500 04/01/28 873,020
100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 98,695
2,045,000 (d) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5 .000 01/01/48 1,922,563
TOTAL VIRGINIA 29,089,292
WASHINGTON - 0.2%
515,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
4 .250 12/01/25 514,908
570,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .500 06/01/27 570,043
1,500,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 1,423,253
805,000 Seattle Housing Authority, Washington, Revenue Bonds,
Newholly Phase I Project, Series 2016A
3 .550 10/01/46 700,414
2,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,008,797

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 1,320,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750% 04/01/43 $ 1,303,891
125,000 (d) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project,
Refunding Series 2016A
4 .000 07/01/26 124,841
2,000,000 (d) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/31 2,022,767
2,910,000 (d) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/31 2,919,246
2,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/36 1,967,382
TOTAL WASHINGTON 13,555,542
WEST VIRGINIA - 0.3%
1,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
4 .500 06/01/32 1,461,122
2,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .000 06/01/37 2,323,493
470,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4 .500 06/01/27 473,095
5,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 5,794,064
200,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 171,941
11,405,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000 06/01/53 2,468,034
495,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 395,429
3,085,000 (d),(g) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
0 .000 12/01/40 1,543,593
1,625,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,695,872
1,720,000 (d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 1,739,701
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/36 1,002,384
TOTAL WEST VIRGINIA 19,068,728
WISCONSIN - 7.4%
1,415,000 Elkhart Lake-Glenbeulah School District, Sheboygan County,
Wisconsin, General Obligation Bonds, Series 2025 - BAM
Insured
55 .000 03/01/26 1,717,001
2,705,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 2,718,125
1,000,000 Markesan School District, Columbia, Dodge, Fond Du Lac,
Green Lake and Marquette Counties, Wisconsin, General
Obligation Bonds, Promissory Notes Series 2025
55 .000 03/01/26 1,212,341
300,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000 11/15/31 306,360

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
228
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 190,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000% 11/15/33 $ 193,943
170,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
4 .250 06/15/31 164,723
3,360,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5 .000 07/15/49 3,082,615
275,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
4 .250 06/15/31 257,974
895,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/41 766,569
200,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6 .000 06/15/35 205,131
325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6 .500 06/15/45 319,604
400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2021A
4 .000 06/01/36 353,936
35,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
4 .250 02/01/26 35,005
605,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
4 .000 06/15/29 587,663
390,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 356,230
1,540,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 1,508,778
2,225,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/42 2,186,423
1,365,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/47 1,305,695
995,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .625 06/01/52 950,278
525,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .750 06/01/62 500,186
145,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
4 .125 05/01/26 144,397
965,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
5 .750 07/15/32 965,817
700,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
5 .000 07/01/35 727,820
1,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
4 .750 07/01/45 1,623,780
250,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
5 .750 07/01/33 264,891
325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .375 07/01/43 336,052
650,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/31 657,645
745,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
4 .375 04/01/32 728,394
3,780,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5 .125 06/15/39 3,693,924
585,000 (d),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (ETM)
4 .100 06/15/26 588,032

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,135,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
4 .100% 06/15/26 $ 1,129,742
2,760,000 (d),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 2,802,472
5,495,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 5,007,200
230,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
5 .250 07/15/33 242,842
460,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .000 07/15/43 472,747
1,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
4 .500 06/15/29 1,817,485
510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
4 .500 06/15/32 521,952
1,310,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5 .000 06/15/42 1,275,407
1,935,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
6 .500 06/01/39 1,856,087
670,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Taxable Series 2024B
8 .000 06/01/32 680,462
1,450,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
6 .750 03/01/27 1,494,892
2,500,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 2,541,768
1,725,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
5 .875 06/15/38 1,726,895
825,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/34 849,090
700,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/39 693,602
270,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/44 253,521
175,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
4 .000 06/15/29 174,024
440,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
5 .000 06/15/39 427,601
1,000,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/34 974,183
750,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/39 682,139
800,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .500 07/15/49 695,110
500,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .625 06/15/37 478,347
750,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .875 06/15/42 689,090
185,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
4 .750 06/01/29 184,683

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
230
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Franklin School of Innovation, Series 2022A
5 .000% 01/01/42 $ 891,664
44,970,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/35 48,105,488
100,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
4 .250 08/01/26 98,404
2,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 1,934,196
35,520,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 28,416,000
725,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 558,250
30,370,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
5 .000 12/01/27 24,296,000
13,500,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 10,800,000
45,645,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .500 12/01/37 36,516,000
31,415,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .750 12/01/42 25,132,000
6,965,000 (d) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 7,066,826
1,790,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7 .000 01/01/50 1,858,685
8,278,089 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 8,289,339
1,700,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .250 10/01/31 170,000
1,000,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 10
11,630,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .625 07/01/28 8,141,000
2,155,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .000 10/01/33 2,244,015
1,820,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .750 10/01/43 1,838,755
30,000 (d),(h) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (ETM)
5 .000 04/01/30 31,704
570,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5 .000 04/01/30 585,838
10,000,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone CCRC Project, Series 2021A
4 .000 06/01/56 6,920,696
9,630,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/36 8,754,230
15,825,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 15,938,649
1,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/41 922,314
2,755,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/36 2,653,504
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,338,990

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,970,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250% 07/01/54 $ 1,640,233
1,935,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
4 .000 06/15/30 1,959,080
2,245,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .000 06/15/35 2,374,217
2,775,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4 .000 12/01/31 2,725,268
545,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
5 .250 12/01/35 547,572
825,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6 .250 12/01/45 831,023
25,435,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 11,445,750
8,455,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 3,804,750
2,795,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,257,750
735,000 (a),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 73
6,345,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 6,353,234
285,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
4 .000 10/15/31 274,808
570,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/41 524,045
1,000,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Series 2021A
3 .000 06/01/48 680,857
17,930,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7 .500 06/01/29 17,445,662
3,800,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Bonds,  Legacy Rochester Hills Project-Rochester Hills,
Michigan, Series 2025
5 .250 06/01/34 3,871,243
33,895,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 34,112,874
4,600,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 4,733,243
11,550,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 11,884,556
4,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 4,379,418
1,285,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,338,867
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,001,804
2,130,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5 .250 06/01/40 2,062,623
235,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
4 .375 08/01/27 209,150
4,425,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/27 3,938,250
4,015,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/32 3,082,403
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .250 08/01/34 978,926
2,300,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .500 08/01/39 2,182,635

Portfolio of Investments September 30, 2025
(continued)
Short Duration High Yield
232
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,355,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
3 .000% 12/01/31 $ 1,162,899
2,550,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
4 .000 12/01/41 1,877,380
6,250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc.,
Series 2025A
5 .000 08/15/48 6,479,645
3,000,000 (h) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 3,061,884
485,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .000 05/01/26 483,744
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .125 05/01/29 999,996
490,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
4 .150 10/01/29 487,280
1,600,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024B-1
4 .400 08/15/29 1,600,173
2,500,000 (d) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5 .000 07/01/37 2,290,332
TOTAL WISCONSIN 443,716,877
TOTAL MUNICIPAL BONDS
(Cost $6,040,618,821) 5,800,560,280
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4635964 VARIABLE RATE SENIOR LOAN INTERESTS - 0.1% 4635964
CAPITAL GOODS - 0.0%
1,029,408 (a),(g) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 103
TOTAL CAPITAL GOODS 103
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,940,593 (a) Jackson Hospital 13 .000 11/04/25 1,940,593
2,695,268 (a) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 12/16/25 2,695,268
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,635,861
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $5,651,661) 4,635,964
TOTAL LONG-TERM INVESTMENTS
(Cost $6,085,994,710) 5,841,643,246
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
99,825,000 REPURCHASE AGREEMENTS - 1.7% 99,825,000
99,825,000 (k) Fixed Income Clearing Corporation 4 .150 10/01/25 99,825,000
TOTAL REPURCHASE AGREEMENTS
(Cost $99,825,000) 99,825,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $99,825,000) 99,825,000
TOTAL INVESTMENTS - 99.1%
(Cost $6,185,819,710) 5,941,468,246
FLOATING RATE OBLIGATIONS - (3.4)% (201,550,000)
OTHER ASSETS & LIABILITIES, NET -  4.3% 255,784,533
NET ASSETS - 100% $ 5,995,702,779

See Notes to Financial Staements
Investments in Derivatives
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Affiliated holding
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,394,928,911 or 40.3% of Total Investments.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) When-issued or delayed delivery security.
(j) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(k) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $99,836,508 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $101,821,605.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (3,308) 12/25 $ (370,446,238) $ (372,150,000) $ (1,703,762)
U.S. Treasury 5-Year Note (1,214) 12/25 (132,395,567) (132,563,110) (167,543)
Total $(502,841,805) $(504,713,110) $(1,871,305)

Portfolio of Investments September 30, 2025
Strategic Municipal Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
0 COMMON STOCKS - 0.0% 0
MATERIALS - 0.0%
15 (a),(b) Palouse Fiber Holdings LLC $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $2,250) 0
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5059479 CORPORATE BONDS - 0.5% 5059479
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$ 2,750,000 Care New England Health System 5 .500% 09/01/26 2,741,406
2,000,000 Toledo Hospital/The 6 .015 11/15/48 1,900,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,641,406
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
477,476 (a),(c) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 418,073
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 418,073
TOTAL CORPORATE BONDS
(Cost $4,547,498) 5,059,479
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1081207039 MUNICIPAL BONDS - 98.5% 1081207039
ALABAMA - 4.6%
600,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500 09/01/45 644,537
660,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 711,854
710,000 (c) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 712,129
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 1,496,346
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 1,395,765
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,373,575
10,250,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 10,667,571
4,280,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 4,707,864
1,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 1,010,699
2,600,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 2,504,030
2,025,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 1,874,545
240,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 168,542
8,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 8,439,013
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 10,496,070

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000% 09/01/41 $ 505,496
TOTAL ALABAMA 50,708,036
ARIZONA - 2.8%
810,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 822,216
210,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5 .000 07/01/54 188,757
1,240,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,057,412
8,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 6,822,014
5,500,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 3,653,351
1,625,000 (c) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,651,956
845,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/53 858,294
13,465,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 13,551,704
400,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 403,668
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .250 10/01/40 833,431
1,250,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 1,217,461
100,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 80,000
25,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 23,696
TOTAL ARIZONA 31,163,960
ARKANSAS - 0.9%
7,000,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 6,998,489
1,430,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 1,371,937
1,000,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/37 1,026,741
TOTAL ARKANSAS 9,397,167
CALIFORNIA - 11.0%
105,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/42 116,204
100,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 109,496
120,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 130,446
260,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/45 281,437

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
236
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,515,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000% 06/01/50 $ 1,614,195
1,900,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/41 2,002,793
1,000,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250 03/01/36 1,004,144
1,965,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 2,097,405
2,160,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000 02/01/55 2,359,234
7,445,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 8,076,269
4,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 4,238,251
2,985,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 3,279,220
7,940,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 8,411,090
2,500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 2,690,594
3,815,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,513,074
4,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/42 4,175,789
2,910,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 3,186,055
395,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/35 435,356
4,415,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 4,043,885
100,000 (c) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/36 95,847
5,230,000 California Municipal Finance Authority, Federal Lease Revenue
Bonds, VA Oceanside Health Care Center Project, Taxable
Series 2021
3 .637 07/01/30 4,743,667
600,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 614,554
6,785,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 6,808,986
1,000,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 801,072
400,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 367,621
470,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 423,942
2,550,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 2,453,831
1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 932,372
300,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 295,442

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 745,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000% 06/01/60 $ 622,388
960,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/45 1,036,194
815,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 921,195
1,345,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/41 1,491,250
1,345,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/42 1,478,882
1,235,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/43 1,349,678
1,250,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/44 1,352,902
1,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/45 1,079,369
1,225,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,225,459
3,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,895,782
6,180,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 5,555,326
1,390,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/40 1,548,279
1,000,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/42 1,091,744
555,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/43 601,658
555,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/45 595,478
700,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/44 761,801
600,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .000 08/01/46 647,497
1,845,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5 .000 09/01/54 1,813,602
2,500,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 2,651,474
1,900,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 2,008,278
575,000 (e) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/41 286,080
585,000 (e) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/42 272,708
1,060,000 (e) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 346,460
965,000 (e) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 281,647
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Refunding Series 2022A-1 - AGM Insured
5 .000 09/01/42 1,346,390
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 1,282,832

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
238
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,040,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000% 07/01/38 $ 1,063,388
1,245,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/40 1,402,634
840,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/41 936,501
1,730,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/42 1,912,729
2,680,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/43 2,938,113
620,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/44 674,738
765,000 San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2025E-1
5 .000 08/01/45 828,966
1,275,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 1,313,137
1,340,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350 08/01/29 1,359,506
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 601,993
1,025,000 San Francisco Unified School District, California, General
Obligation Bonds, 2024 Election Series 2025A
5 .000 06/15/43 1,096,533
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 533,527
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 1,600,581
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 1,595,771
TOTAL CALIFORNIA 120,704,741
COLORADO - 12.0%
2,630,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500 12/01/43 2,638,817
1,420,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,390,765
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 988,094
6,250,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 5,909,929
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 968,153
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,331,626
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 844,113
1,000,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 797,222
1,500,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,500,538
5,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 4,854,502

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,010,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250% 12/01/50 $ 1,071,678
1,390,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 1,471,284
400,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 362,294
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 82,349
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 72,941
7,650,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,948,705
2,500,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 2,563,767
500,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 352,500
585,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 594,837
1,180,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/50 1,185,541
950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 950,739
500,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750 12/01/35 345,905
250,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 247,374
500,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 493,210
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 482,175
2,635,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,663,529
3,250,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/29 3,306,110
998,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 1,003,696
4,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,915,488
970,000 (c) Flying Horse Metropolitan District 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
6 .000 12/01/49 969,296
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 1,000,029
1,665,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,684,315
4,445,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 4,412,015
2,000,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 06/01/50 1,504,599

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
240
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 370,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500% 12/01/43 $ 375,198
970,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 969,135
1,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 949,674
1,365,000 (c) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 1,256,184
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 515,063
500,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 501,026
615,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 586,216
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
4 .625 12/01/35 1,032,128
1,615,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,535,559
1,350,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,303,648
1,220,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 995,061
660,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 681,542
3,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,132,548
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 467,583
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 437,369
500,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 467,782
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,003,653
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 871,719
500,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 460,925
10,025,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 8,957,080
290,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 242,182
1,550,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,561,994
1,055,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 936,293
7,935,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 7,673,204
895,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
4 .125 12/15/27 899,402

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000% 12/15/41 $ 1,999,807
500,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 478,293
1,481,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 1,453,944
1,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 1,006,707
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,768,771
1,250,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,221,685
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 615,940
1,215,000 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,137,770
1,016,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 901,032
2,725,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,762,647
1,220,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000 12/01/30 1,221,108
500,000 (c),(f) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 346,222
610,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 620,201
1,650,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 1,616,458
1,273,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 981,485
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 495,760
3,820,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 3,723,501
1,600,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 1,362,894
2,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,859,851
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,302,657
2,600,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,665,902
770,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 748,442
2,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 1,529,023

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
242
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000% 12/01/39 $ 483,440
1,856,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500 12/15/40 1,868,019
TOTAL COLORADO 131,891,862
CONNECTICUT - 0.4%
100,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 93,914
1,330,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,347,364
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,255,826
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950 11/15/31 1,237,203
TOTAL CONNECTICUT 3,934,307
DELAWARE - 0.2%
335,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .625 07/01/53 340,265
1,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 1,457,810
515,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .750 07/01/54 516,521
35,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/48 32,794
TOTAL DELAWARE 2,347,390
DISTRICT OF COLUMBIA - 0.0%
375,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .750 06/01/54 374,459
TOTAL DISTRICT OF COLUMBIA 374,459
FLORIDA - 6.9%
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .750 05/01/41 866,911
240,000 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .750 07/01/30 183,068
3,225,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 3,050,237
255,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 222,663
900,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
5 .000 06/01/56 758,622
1,000,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 893,702
100,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/48 91,294
50,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 51,009
90,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
4 .375 06/15/27 89,969
500,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 477,463
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 93,423
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000 10/15/39 98,613
1,115,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 1,013,010

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 800,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125% 10/01/55 $ 825,576
500,000 Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2020
4 .125 05/01/51 424,929
290,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/54 277,566
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 97,641
1,050,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,064,437
990,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .000 06/15/33 1,080,788
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 1,069,048
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .625 06/15/43 1,057,740
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/40 93,264
1,510,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 1,530,254
3,000,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 3,030,649
4,720,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 2,944,100
1,700,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 1,673,598
2,235,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/53 2,185,959
20,395,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 17,386,284
450,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 429,482
3,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 3,500,021
495,000 (c) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5 .250 11/01/39 505,817
470,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4 .750 05/01/31 490,088
1,555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .000 05/01/35 1,580,403
1,145,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .500 05/01/40 1,173,458

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
244
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .800% 05/01/45 $ 567,011
415,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 405,761
1,570,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .400 05/01/55 1,522,797
995,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 860,201
625,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 656,945
1,325,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 1,378,492
580,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/44 601,453
100,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 100,584
1,635,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 1,776,992
1,070,000 (g) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,084,243
1,355,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 858,488
105,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 106,814
260,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 258,812
235,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 238,409
715,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 771,189
880,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 939,782
900,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 954,533
710,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 748,674
1,100,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 1,155,837
1,250,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 1,268,211
1,560,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 1,412,845
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 1,064,229
1,225,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/38 1,325,525
670,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 720,328
570,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 615,137
615,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 609,477

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,420,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
3 .000% 05/01/41 $ 1,115,278
265,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 268,138
250,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 248,473
420,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .250 05/01/28 425,806
940,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 893,137
TOTAL FLORIDA 75,264,687
GEORGIA - 1.2%
2,080,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,827,047
1,100,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,117,627
1,500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 855,000
500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 285,000
595,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .000 10/01/42 616,474
645,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .000 10/01/43 664,054
750,000 (c) Fulton County Residential Care Facilities for the Elderly
Authority, Georgia, Revenue Bonds, Canterbury Court Project,
Series 2019A
5 .000 04/01/47 698,350
1,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2021A - BAM Insured
3 .000 02/15/51 728,382
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 935,004
2,750,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,767,308
1,915,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 1,881,157
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 1,001,814
TOTAL GEORGIA 13,377,217
HAWAII - 0.0%
500,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 480,925
TOTAL HAWAII 480,925
IDAHO - 0.4%
1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,396,838
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/37 1,028,166
595,000 (g) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 591,673
1,000,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 1,020,415
715,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 727,704
TOTAL IDAHO 4,764,796

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
246
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 5.2%
$ 500,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250% 03/01/41 $ 502,193
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 1,013,261
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/33 1,378,960
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/40 1,303,715
1,725,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/43 1,786,366
1,335,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C
5 .250 12/01/35 1,337,179
1,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B
4 .000 12/01/35 939,034
2,000,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A
5 .000 12/01/34 2,029,707
6,445,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
5 .250 12/01/36 6,598,791
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016G
5 .000 01/01/52 992,392
2,000,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A
5 .000 01/01/30 2,108,665
140,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 148,442
240,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 258,531
2,545,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 2,780,845
1,815,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/32 1,999,513
350,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 375,488
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,742,162
485,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 485,582
725,000 (h) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 740,315
260,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/34 266,813
2,180,000 (c) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 2,165,229
1,075,000 (d) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 744,438
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 830,944
1,115,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 1,192,512
975,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,029,064
225,000 (g),(h) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25),
(UB)
5 .000 10/01/46 225,000
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 2,536,601
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,366,647
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,590,829
1,395,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,460,641
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,115,192
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 1,100,651
2,975,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/37 3,231,913

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000% 06/15/39 $ 975,007
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 1,014,578
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - BAM Insured
0 .000 12/15/52 393,239
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 1,538,461
430,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5 .000 01/01/39 420,283
TOTAL ILLINOIS 56,719,183
INDIANA - 1.7%
1,420,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,258,182
1,195,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5 .000 07/01/37 1,223,753
1,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 939,106
110,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 110,030
2,500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,779,740
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 923,511
815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 845,694
4,835,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 5,316,002
4,670,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 4,982,164
TOTAL INDIANA 18,378,182
IOWA - 1.2%
1,065,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250 12/01/50 1,064,972
1,000,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .750 12/01/55 1,037,862
3,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 3,465,608
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 76,357
90,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 86,741
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .125 05/15/59 1,404,724
5,500,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 5,597,156
TOTAL IOWA 12,733,420
KANSAS - 0.1%
395,000 (c) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
4 .000 06/01/29 392,990
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 478,585
TOTAL KANSAS 871,575

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
248
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 0.4%
$ 930,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000% 12/01/40 $ 932,989
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,797,856
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,007,963
995,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 823,553
TOTAL KENTUCKY 4,562,361
LOUISIANA - 1.3%
215,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 202,446
1,150,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 883,249
500,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 414,789
550,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 518,389
1,105,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 1,115,542
2,770,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 2,844,995
1,750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,664,397
500,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 429,167
4,000,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 4,327,715
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 543,151
725,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 787,531
1,000,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 995,175
TOTAL LOUISIANA 14,726,546
MAINE - 0.3%
255,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 251,322
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 2,764,290
TOTAL MAINE 3,015,612
MARYLAND - 0.4%
2,840,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 2,841,164
185,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 188,417
130,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 123,398
385,000 (c) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 397,726

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 500,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000% 12/01/31 $ 335,000
1,000,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000
TOTAL MARYLAND 4,555,705
MASSACHUSETTS - 2.0%
1,375,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/43 1,478,643
1,035,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/44 1,106,667
1,500,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/45 1,598,289
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 412,916
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 1,872,434
1,225,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 1,178,635
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5 .000 07/01/35 12,313,343
2,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/37 2,335,177
TOTAL MASSACHUSETTS 22,296,104
MICHIGAN - 4.0%
3,604,389 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
4 .813 06/15/26 3,865,707
1,580,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/48 1,634,861
970,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 1,051,769
4,971,590 Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 3,916,944
645,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 697,541
1,615,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/55 1,739,685
5,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5 .000 07/01/48 5,080,739
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,181,822
1,090,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 1,168,178
1,385,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 1,461,786
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
5 .000 11/15/41 10,066,923
835,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/41 891,639
860,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/42 909,471
1,340,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 1,417,222
1,640,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/45 1,718,782

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
250
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,235,000 (g) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100% 10/01/53 $ 2,270,097
1,750,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,752,695
1,395,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250 05/01/55 1,464,219
1,355,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .250 12/01/37 1,485,503
TOTAL MICHIGAN 43,775,583
MINNESOTA - 1.1%
1,400,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 1,401,492
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 911,668
50,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 43,895
3,000,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 3,000,947
1,135,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds,
The Concordia College Corporation Project, Series 2016
5 .000 12/01/40 1,135,075
30,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 24,045
3,745,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,663,569
840,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 771,270
665,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 619,995
TOTAL MINNESOTA 11,571,956
MISSISSIPPI - 0.4%
670,000 (c),(d) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 636,500
1,310,000 (g) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/48 1,443,790
1,720,000 (g) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/53 1,875,465
TOTAL MISSISSIPPI 3,955,755
MISSOURI - 0.5%
815,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5 .250 06/01/39 814,980
550,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 507,563
500,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 443,401
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 1,047,723
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,692,115
TOTAL MISSOURI 5,505,782

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.9%
$ 3,750,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000% 05/01/53 $ 3,987,992
5,335,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .700 09/01/49 5,339,217
TOTAL NEBRASKA 9,327,209
NEVADA - 0.3%
1,832,349 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
134,348 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 2
128,857 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 1
914,878 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 9
2,840,000 (c) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9 .500 01/01/65 2,596,668
225,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 223,206
165,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4 .000 06/01/39 155,093
TOTAL NEVADA 2,974,997
NEW HAMPSHIRE - 1.4%
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 902,171
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 924,389
865,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 717,048
7,030,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 7,075,056
555,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 557,605
2,405,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 1,515,325
455,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 279,122
4,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,421,092
TOTAL NEW HAMPSHIRE 15,391,808
NEW JERSEY - 0.3%
1,290,000 (c) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7 .000 06/15/30 1,290,515
750,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 775,575
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 744,437

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
252
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 610,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .500% 07/01/40 $ 602,275
TOTAL NEW JERSEY 3,412,802
NEW MEXICO - 0.1%
990,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 990,587
TOTAL NEW MEXICO 990,587
NEW YORK - 5.7%
1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,048,551
290,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/31 285,213
1,060,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,101,339
3,445,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,276,370
970,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 898,709
3,490,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,808,952
1,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 1,198,169
930,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/43 967,041
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 183,162
1,035,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/37 1,158,249
345,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 382,442
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 555,160
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/35 1,105,383
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 666,671
225,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 225,299
2,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 1,691,868
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 765,788
7,450,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1
5 .000 11/15/48 7,521,685
400,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/50 339,871
1,000,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .650 11/01/49 1,005,010
1,930,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 1,946,968

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,140,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750% 11/01/54 $ 1,155,843
540,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 557,377
175,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 180,068
2,785,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 2,841,032
550,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .000 12/15/39 545,610
770,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .300 12/15/44 746,005
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,499,872
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 999,955
675,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 675,142
700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 726,837
555,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 577,315
5,245,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 5,336,123
465,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/39 490,495
190,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/40 199,036
250,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/43 258,863
280,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/44 288,880
995,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 1,037,372
3,885,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 3,849,452
870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 823,085

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
254
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000% 10/01/40 $ 3,032,661
1,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 2,089,634
3,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 3,502,179
1,280,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,282,961
TOTAL NEW YORK 62,827,697
NORTH CAROLINA - 0.1%
365,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 300,101
230,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .500 09/01/54 225,030
TOTAL NORTH CAROLINA 525,131
NORTH DAKOTA - 0.1%
1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 1,487,526
TOTAL NORTH DAKOTA 1,487,526
OHIO - 1.8%
5,255,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 492,863
990,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 846,219
2,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 1,968,916
600,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/44 603,215
450,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/60 436,688
825,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 855,523
1,555,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/43 1,601,845
3,860,000 (c) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,905,304
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 511,460
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 508,773
1,665,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 1,667,513
3,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 3,576,668
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 246,033
700,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 693,134

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,275,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250% 06/01/43 $ 1,369,758
TOTAL OHIO 19,283,912
OKLAHOMA - 0.4%
2,300,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 2,308,181
1,280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,282,828
1,110,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,270,505
TOTAL OKLAHOMA 4,861,514
OREGON - 0.1%
1,450,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,454,879
TOTAL OREGON 1,454,879
PENNSYLVANIA - 3.1%
800,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .250 01/01/39 856,871
900,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .500 01/01/43 957,057
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 978,604
870,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 901,119
180,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 184,967
175,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5 .125 05/01/32 179,309
3,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 3,000,710
1,900,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,878,373
1,500,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,085,510
2,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 2,028,894
385,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 292,680
1,400,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 1,338,475
1,065,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,022,067
690,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 69
690,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 69

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
256
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,435,000 (a),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000% 12/01/31 $ 144
350,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 352,796
2,965,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,160,171
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,847,197
3,000,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 3,123,524
380,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 376,664
2,085,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,052,629
2,910,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 2,898,151
2,910,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 2,922,140
1,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 1,564,372
550,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 505,922
435,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
4 .875 12/15/35 433,218
500,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 463,427
1,615,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,648,462
TOTAL PENNSYLVANIA 34,053,591
PUERTO RICO - 5.6%
5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 275,363
3,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,606,502
1,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,352,576
3,570,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 2,126,736
1,375,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/26 841,199
1,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 597,228
175,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 105,547
500,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 298,505
2,650,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 1,693,606
100,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 57,338
2,265,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 1,335,138
545,707 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 545,832

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 2,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550% 07/01/40 $ 2,787,493
15,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 3,773,209
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,383,076
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 929,885
10,450,945 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 10,162,904
9,014,471 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 6,096,036
5,430,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 1,839,412
4,905,069 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 2,372,827
1,655,672 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,184,510
3,093,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 3,060,560
441 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 431
6,992,533 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 6,642,641
1,349,462 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 1,209,764
8,341,664 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 5,526,353
TOTAL PUERTO RICO 61,804,671
RHODE ISLAND - 0.2%
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/41 2,162,218
TOTAL RHODE ISLAND 2,162,218
SOUTH CAROLINA - 1.0%
100,000 (c) Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021
3 .875 05/01/41 81,780
250,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/31 250,132
1,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 857,249
2,670,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,825,217
290,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .500 11/15/44 293,104
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,531,781
3,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2021B
4 .000 12/01/39 2,931,995
1,250,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/38 1,258,514
TOTAL SOUTH CAROLINA 11,029,772

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
258
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.6%
$ 2,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000% 12/01/31 $ 1,424,745
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/40 530,221
570,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 615,726
1,635,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,748,442
1,405,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,490,785
2,595,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,736,339
4,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 4,028,439
1,000,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 678,945
800,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/40 846,420
3,490,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 3,917,624
TOTAL TENNESSEE 18,017,686
TEXAS - 7.4%
1,000,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 883,178
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4 .000 06/15/31 1,128,734
1,500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
5 .000 06/15/51 1,219,852
2,460,000 (e) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/41 2,695,138
3,000,000 (e) Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/44 3,215,696
2,125,000 (e) Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/43 2,289,227
340,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 334,280
500,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 486,061
3,305,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 3,506,384
5,270,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 5,558,092
108,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375 09/15/27 108,233
275,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
6 .000 06/15/54 253,180
400,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 409,172

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 265,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375% 12/31/45 $ 270,790
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,265,760
680,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000 08/01/43 734,446
2,500,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 2,367,465
4,800,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 4,418,365
80,000 Hays County, Texas, Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Public Improvement
Project, Series 2015
7 .000 09/15/45 80,021
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1, (AMT)
5 .000 07/15/35 2,000,586
5,975,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 6,407,277
1,120,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 1,217,552
1,200,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,288,389
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 1,001,444
5,615,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,503,974
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
4 .125 09/01/41 434,935
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,500,514
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 516,374
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 505,974
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 507,417
935,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 936,120
330,000 Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 342,008
375,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750 08/15/45 382,298
1,025,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 1,050,312
35,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 27,759

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
260
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 230,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500% 11/15/36 $ 190,076
1,071,256 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 278,415
25,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 20,538
1,145,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 1,063,142
4,085,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 4,302,001
500,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 515,664
230,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 234,952
8,905,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 7,994,470
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .750 09/01/49 92,503
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .500 09/01/39 101,205
190,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 180,340
6,825,000 Seguin, Texas, Combination Tax and Limited Pledge Revenue
Certificate of Obligation, Series 2025
5 .500 09/01/49 7,423,607
450,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .000 08/15/40 494,914
430,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/42 475,767
390,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/43 428,569
685,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/45 745,248
570,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/38 601,594
565,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/41 589,175
800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 749,884
TOTAL TEXAS 81,329,071

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.6%
$ 240,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625% 12/01/53 $ 240,645
245,000 (c),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 235,294
500,000 (c) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 416,030
6,400,000 (c) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 6,501,098
1,000,000 (c) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,024,703
640,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/43 664,891
1,735,000 (c) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 1,769,192
935,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 774,494
1,305,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 1,292,941
2,115,000 (c) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,198,021
500,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 506,795
2,540,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,035,183
TOTAL UTAH 17,659,287
VIRGIN ISLANDS - 0.6%
1,295,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/30 1,341,756
1,470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,495,642
1,250,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,272,669
450,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/42 469,737
485,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/43 503,598
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 958,001
TOTAL VIRGIN ISLANDS 6,041,403
VIRGINIA - 0.5%
1,890,000 (c) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,891,012
100,000 (c) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 97,713
1,785,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,686,589
1,450,000 (c) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Taxable Senior Series
2020B-1
12 .000 10/01/50 1,586,788
TOTAL VIRGINIA 5,262,102

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
262
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 1.7%
$ 1,525,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000% 06/01/43 $ 1,583,956
1,545,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 1,599,291
1,780,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 1,839,390
1,050,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 1,085,024
1,625,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 1,669,277
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,770,661
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000 10/01/42 3,110,769
6,975,578 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 6,485,841
TOTAL WASHINGTON 19,144,209
WEST VIRGINIA - 0.4%
800,000 .Ohio County Commission, West Virginia, Tax Increment
Revenue Bonds, The Highlands Project, Refunding &
Improvement Series 2024
5 .250 06/01/53 791,543
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 101,226
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 103,541
915,000 (c),(d) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
0 .000 12/01/40 457,824
250,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 260,903
850,000 (c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 859,736
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,054,375
1,135,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/43 1,180,102
TOTAL WEST VIRGINIA 4,809,250
WISCONSIN - 4.6%
2,500,000 (c),(d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 1,927,447
105,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 86,170
60,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 58,784
330,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
4 .000 06/15/30 329,329
150,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/40 142,506
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 91,291

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000% 01/01/56 $ 189,965
410,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 402,193
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625 07/01/45 247,972
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 101,161
3,018 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 93
2,638 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 77
2,596 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 71
2,512 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 63
2,469 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 58
3,208 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 70
3,166 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 65
3,060 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 59
2,997 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 54
2,934 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 50
159,690 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 116,185
3,250 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 52
3,166 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 48
3,082 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 44
3,018 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 41
2,976 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 37
2,891 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 34

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
264
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,828 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/63 $ 32
2,765 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 29
2,723 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 27
2,934 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 27
35,337 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 294
2,735,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 2,335,039
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 153,709
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .250 06/01/39 704,230
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 809,080
545,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/54 525,527
1,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 686,557
1,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 967,098
375,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
5 .000 07/01/41 368,489
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,966,946
1,665,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .625 02/01/46 1,705,169
2,000,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 2,062,038
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .750 12/01/42 1,600,000
3,000,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 3,043,859
3,750,000 Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 3,863,956
105,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 63,000
500,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 350,000
1,275,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 1,291,295
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,115,825
1,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 1,457,060

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,085,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .500% 06/15/55 $ 1,087,634
950,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .250 06/15/65 902,477
635,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .400 06/15/65 618,416
180,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 81,000
865,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 389,250
980,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 490
125,000 (a),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 13
2,000,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 1,938,021
1,000,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 950,276
1,100,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Wilson Preparatory Academy, Series 2019A
5 .000 06/15/49 965,291
600,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 346,442
1,070,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,076,878
500,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 503,955
5,590,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,751,920
4,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 4,275,353
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 205,661
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 2,422,124
TOTAL WISCONSIN 50,278,406
TOTAL MUNICIPAL BONDS
(Cost $1,106,348,945) 1,081,207,039
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 19
CAPITAL GOODS - 0.0%
193,014 (a),(d) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 19
TOTAL CAPITAL GOODS 19
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $193,014) 19
TOTAL LONG-TERM INVESTMENTS
(Cost $1,111,091,707) 1,086,266,537
BORROWINGS - 0.0% (i) (524,482)
FLOATING RATE OBLIGATIONS - (2.5)% (27,355,000)
OTHER ASSETS & LIABILITIES, NET -  3.5% 38,785,369
NET ASSETS - 100% $ 1,097,172,424
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments September 30, 2025
(continued)
Strategic Municipal Opportunities
266
See Notes to Financial Statements
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $282,656,525 or 26.0% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) When-issued or delayed delivery security.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Borrowings as a percentage of Total Investments is 0.0%.

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2025 (Unaudited) High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
ASSETS
Long-term investments, at value
†
$ 16,657,591,728 $ 5,812,021,246 $ 1,086,266,537
Affiliated investments, at value
++
– 29,622,000 –
Short-term investments, at value
◊
186,700,000 99,825,000 –
Cash 24,872,690 – –
Cash collateral at broker for investments in futures contracts
(1)
18 7,719,993 41
Unrealized appreciation on credit default swaps contracts 2,424,762 – –
Receivables:
Interest 416,027,412 102,312,697 18,887,109
Investments sold 14,287,458 38,279,594 28,575,182
Reclaims 1,742 – –
Reimbursement from Adviser 7,791,049 1,375,747 114,023
Shares sold 30,638,194 13,120,358 1,892,398
Variation margin on futures contracts – 4,265 –
Sale of Vistra Vision interest
#
(2)
692,753,422 176,431,221 11,755,243
Other 2,580,071 419,767 78,696
Total assets 18,035,668,546 6,281,131,888 1,147,569,229
LIABILITIES
Cash overdraft – 3,722,643 305
Borrowings – – 524,482
Floating rate obligations 4,704,243,000 201,550,000 27,355,000
Swaps premiums received 2,036,062 – –
Payables:
Management fees 5,178,096 2,406,085 428,592
Dividends 9,552,669 3,078,648 331,111
Interest 86,225,044 3,668,621 540,888
Investments purchased - regular settlement 3,738,692 36,940,274 8,675,890
Investments purchased - when-issued/delayed-delivery settlement 24,065,822 6,997,775 9,295,086
Shares redeemed 42,089,107 21,242,570 2,596,678
Vistra Vision sale transactions costs
(2)
16,840,962 4,289,075 285,772
Accrued expenses:
Custodian fees 609,526 379,316 108,272
Trustees fees 941,543 248,719 36,706
Professional fees 90,892 36,862 26,326
Shareholder reporting expenses 195,573 70,464 28,569
Shareholder servicing agent fees 1,086,810 489,680 108,350
12b-1 distribution and service fees 1,362,500 288,704 49,897
Other 23,639 19,673 4,881
Total liabilities 4,898,279,937 285,429,109 50,396,805
Commitments and contingencies
(3)
Net assets $ 13,137,388,609 $ 5,995,702,779 $ 1,097,172,424
NET ASSETS CONSIST OF:
Paid-in capital $ 16,884,421,792 $ 6,702,376,686 $ 1,283,739,545
Total distributable earnings (loss) (3,747,033,183) (706,673,907) (186,567,121)
Net assets $ 13,137,388,609 $ 5,995,702,779 $ 1,097,172,424
†
   Long-term investments, cost $ 17,887,017,224 $ 6,055,956,397 $ 1,111,091,707
++
   Affiliated investments, cost $ — $ 30,038,313 $ —
◊
   Short-term investments, cost $ 186,700,000 $ 99,825,000 $ —
#
   Net of discount of $ 30,546,192 $ 7,779,538 $ 518,335
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2) Refer to Note 4 of the Notes to Financial Statements for more information.
(3) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
268
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
CLASS A:
Net assets $ 5,650,507,776 $ 1,353,756,463 $ 212,087,735
Shares outstanding 394,872,287 143,852,770 21,591,766
Net asset value ("NAV") per share $ 14.31 $ 9.41 $ 9.82
Maximum sales charge 4.20% 2.50% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 14.94 $ 9.65 $ 10.12
CLASS C:
Net assets $ 526,802,496 $ 86,405,966 $ 18,594,383
Shares outstanding 36,850,177 9,168,907 1,893,556
NAV and offering price per share $ 14.30 $ 9.42 $ 9.82
CLASS R6:
Net assets $ 435,257,284 $ — $ —
Shares outstanding 30,394,072 — —
NAV and offering price per share $ 14.32 $ — $ —
CLASS I:
Net assets $ 6,524,821,053 $ 4,555,540,350 $ 866,490,306
Shares outstanding 455,816,794 483,121,785 88,166,773
NAV and offering price per share $ 14.31 $ 9.43 $ 9.83
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

,
A
Six Months Ended September 30, 2025 (Unaudited) High Yield
Short Duration High
Yield
Strategic Municipal
Opportunities
INVESTMENT INCOME
Dividends $ 9,926 $ — $ —
Dividends from affiliated investments — 587,160 —
Interest 497,116,111 149,028,668 27,865,116
Securities lending income, net — 2,367 —
Tax withheld (2,482) — —
Total investment income 497,123,555 149,618,195 27,865,116
EXPENSES
– – –
Management fees 32,098,830 13,961,840 2,571,405
12b-1 service fees - Class A 5,721,383 1,269,513 210,107
12b-1 distribution and service fees - Class C 2,782,854 429,289 97,672
Shareholder servicing agent fees - Class A 1,076,149 233,829 43,721
Shareholder servicing agent fees - Class C 104,792 15,797 4,071
Shareholder servicing agent fees - Class R6 6,044 — —
Shareholder servicing agent fees - Class I 1,229,044 789,167 175,566
Interest expense 79,792,531 3,416,912 545,281
Trustees fees 247,310 108,333 20,137
Custodian expenses, net 403,073 258,033 70,835
Registration fees 141,755 106,169 50,729
Professional fees 1,388,489 267,543 51,451
Shareholder reporting expenses 86,537 40,523 20,190
Other 63,796 27,586 9,449
Total expenses 125,142,587 20,924,534 3,870,614
Net investment income (loss) 371,980,968 128,693,661 23,994,502
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (146,494,984) (33,348,926) (4,971,191)
Futures contracts — (11,004,171) (1,685,152)
Swap contracts 887,978 — —
Net realized gain (loss) (145,607,006) (44,353,097) (6,656,343)
Change in unrealized appreciation (depreciation) on:
Investments (83,070,516) (30,611,686) 1,137,968
Affiliated investments — (228,063) —
Futures contracts — 6,281,394 —
Swap contracts (259,178) — —
Net change in unrealized appreciation (depreciation) (83,329,694) (24,558,355) 1,137,968
Net realized and unrealized gain (loss) (228,936,700) (68,911,452) (5,518,375)
Net increase (decrease) in net assets from operations $ 143,044,268 $ 59,782,209 $ 18,476,127

Statement of Changes in Net Assets
See Notes to Financial Statements

High Yield Short Duration High Yield
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 371,980,968 $ 788,790,809 $ 128,693,661 $ 209,383,461
Net realized gain (loss) (145,607,006) 377,125,000 (44,353,097) 61,399,836
Net change in unrealized appreciation (depreciation) (83,329,694) (835,403,740) (24,558,355) (102,147,153)
Net increase (decrease) in net assets from operations 143,044,268 330,512,069 59,782,209 168,636,144
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (158,257,202) (332,359,332) (31,615,675) (51,008,358)
Class C (13,053,789) (30,374,488) (1,778,986) (3,428,810)
Class R6 (12,548,809) (28,379,472) — —
Class I (187,572,689) (413,967,943) (110,563,637) (174,492,882)
Total distributions (371,432,489) (805,081,235) (143,958,298) (228,930,050)
FUND SHARE TRANSACTIONS
Subscriptions 2,085,468,017 4,465,184,910 2,066,758,853 2,846,119,611
Reinvestments of distributions 313,031,277 681,234,833 126,005,598 201,842,560
Redemptions (3,470,328,905) (6,411,073,485) (1,511,117,217) (1,695,574,000)
Net increase (decrease) from Fund share transactions (1,071,829,611) (1,264,653,742) 681,647,234 1,352,388,171
Net increase (decrease) in net assets (1,300,217,832) (1,739,222,908) 597,471,145 1,292,094,265
Net assets at the beginning of period 14,437,606,441 16,176,829,349 5,398,231,634 4,106,137,369
Net assets at the end of period $ 13,137,388,609 $ 14,437,606,441 $ 5,995,702,779 $ 5,398,231,634

See Notes to Financial Statements

Strategic Municipal Opportunities
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 23,994,502 $ 46,192,534
Net realized gain (loss) (6,656,343) 9,782,545
Net change in unrealized appreciation (depreciation) 1,137,968 (24,125,045)
Net increase (decrease) in net assets from operations 18,476,127 31,850,034
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,544,365) (8,640,489)
Class C (343,496) (790,365)
Class I (19,289,265) (36,300,047)
Total distributions (24,177,126) (45,730,901)
FUND SHARE TRANSACTIONS
Subscriptions 227,911,195 337,213,822
Reinvestments of distributions 22,244,751 42,417,252
Redemptions (238,317,807) (307,173,993)
Net increase (decrease) from Fund share transactions 11,838,139 72,457,081
Net increase (decrease) in net assets 6,137,140 58,576,214
Net assets at the beginning of period 1,091,035,284 1,032,459,070
Net assets at the end of period $ 1,097,172,424 $ 1,091,035,284

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
t
e
Six Months Ended September 30, 2025 (Unaudited)
High Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 143,044,268
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (1,732,688,655)
Proceeds from sale and maturities of investments 3,243,564,833
Proceeds from (Purchase of) short-term investments, net (77,550,000)
Premiums received (paid) for credit default swaps contracts (424,978)
Amortization (Accretion) of premiums and discounts, net (44,149,041)
(Increase) Decrease in:
Receivable for interest (20,057,865)
Receivable for investments sold 181,210,814
Receivable for reimbursement from Adviser (7,791,049)
Receivable for sale of Vistra Vision 21,021,163
Other assets (1,516,401)
Increase (Decrease) in:
Payable for interest 35,861,383
Payable for investments purchased - regular settlement (153,651,180)
Payable for investments purchased - when-issued/delayed-delivery settlement (18,327,744)
Payable for management fees (867,021)
Accrued custodian fees 173,661
Accrued 12b-1 distribution and service fees (228,042)
Accrued Trustees fees 55,743
Accrued professional fees 26,645
Accrued shareholder reporting expenses (35,268)
Accrued shareholder servicing agent fees (74,712)
Accrued other expenses 16,173
Net realized (gain) loss from investments 146,494,984
Net realized (gain) loss from paydowns (113,331)
Net change in unrealized (appreciation) depreciation of investments 83,070,516
Net change in unrealized (appreciation) depreciation of swap contracts 259,178
Net cash provided by (used in) operating activities 1,797,324,074
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 64,800,000
(Repayments) of borrowings (64,800,000)
Proceeds from floating rate obligations 639,585,000
(Repayments of) floating rate obligations (939,895,000)
Cash distributions paid to common shareholders (58,788,972)
Subscriptions 2,062,733,308
Redemptions (3,478,692,969)
Net cash provided by (used in) financing activities (1,775,058,633)
Net increase (decrease) in cash and cash collateral at brokers 22,265,441
Cash and cash collateral at brokers at the beginning of period 2,607,267
Cash and cash collateral at brokers at the end of period $ 24,872,708
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION High Yield
Cash paid for interest
$ 42,293,123
Non-cash financing activities not included herein consists of reinvestments of share distributions 313,031,277
High Yield
Cash $ 24,872,690
Cash collateral at broker for investments in futures contracts 18
Total cash and cash collateral at brokers $ 24,872,708

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
h
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
High Yield
Class
A
9/30/25
(d)
$ 14.51 $ 0.39 $ (0.20) $ 0.19 $ (0.39) $ — $ — $ (0.39) $ 14.31
3/31/25
14.97 0.74 (0.44) 0.30 (0.76) — — (0.76) 14.51
3/31/24
15.15 0.67 (0.07) 0.60 (0.74) — (0.04) (0.78) 14.97
3/31/23
16.95 0.81 (1.80) (0.99) (0.81) — — (0.81) 15.15
3/31/22
17.87 0.83 (0.93) (0.10) (0.82) — — (0.82) 16.95
3/31/21
16.22 0.88 1.62 2.50 (0.85) — — (0.85) 17.87
Class
C
9/30/25
(d)
14.49 0.33 (0.19) 0.14 (0.33) — — (0.33) 14.30
3/31/25
14.95 0.62 (0.44) 0.18 (0.64) — — (0.64) 14.49
3/31/24
15.14 0.54 (0.07) 0.47 (0.62) — (0.04) (0.66) 14.95
3/31/23
16.93 0.69 (1.80) (1.11) (0.68) — — (0.68) 15.14
3/31/22
17.85 0.68 (0.93) (0.25) (0.67) — — (0.67) 16.93
3/31/21
16.20 0.75 1.61 2.36 (0.71) — — (0.71) 17.85
Class
R6
9/30/25
(d)
14.52 0.41 (0.20) 0.21 (0.41) — — (0.41) 14.32
3/31/25
14.98 0.78 (0.45) 0.33 (0.79) — — (0.79) 14.52
3/31/24
15.17 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.98
3/31/23
16.97 0.84 (1.80) (0.96) (0.84) — — (0.84) 15.17
3/31/22
17.89 0.87 (0.93) (0.06) (0.86) — — (0.86) 16.97
3/31/21
16.23 0.92 1.62 2.54 (0.88) — — (0.88) 17.89
Class
I
9/30/25
(d)
14.52 0.40 (0.21) 0.19 (0.40) — — (0.40) 14.31
3/31/25
14.97 0.77 (0.43) 0.34 (0.79) — — (0.79) 14.52
3/31/24
15.16 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.97
3/31/23
16.96 0.85 (1.81) (0.96) (0.84) — — (0.84) 15.16
3/31/22
17.87 0.87 (0.93) (0.06) (0.85) — — (0.85) 16.96
3/31/21
16.22 0.92 1.61 2.53 (0.88) — — (0.88) 17.87
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .39% $ 5,650,508 1 .96%
(e)
0 .76%
(e)
5 .55%
(e)
10%
1 .94 6,112,764 2 .00 0 .75 4 .94 18
4 .21 6,796,508 2 .11 0 .79 4 .55 28
( 5 .79 ) 7,040,067 1 .63 0 .76 5 .24 43
( 0 .79 ) 7,898,026 0 .92 0 .72 4 .55 20
15 .62 8,064,891 0 .96 0 .74 5 .17 18
1 .04 526,802 2 .76
(e)
1 .56
(e)
4 .74
(e)
10
1 .13 619,537 2 .80 1 .55 4 .13 18
3 .32 786,884 2 .91 1 .59 3 .72 28
( 6 .51 ) 960,502 2 .43 1 .56 4 .45 43
( 1 .59 ) 1,341,334 1 .72 1 .52 3 .75 20
14 .67 1,449,724 1 .76 1 .54 4 .39 18
1 .52 435,257 1 .72
(e)
0 .52
(e)
5 .77
(e)
10
2 .19 488,723 1 .77 0 .52 5 .17 18
4 .39 527,604 1 .87 0 .55 4 .66 28
( 5 .55 ) 1,004,656 1 .39 0 .52 5 .46 43
( 0 .56 ) 933,197 0 .69 0 .49 4 .79 20
15 .86 774,499 0 .73 0 .51 5 .44 18
1 .43 6,524,821 1 .76
(e)
0 .56
(e)
5 .74
(e)
10
2 .22 7,216,583 1 .80 0 .55 5 .14 18
4 .35 8,065,834 1 .91 0 .59 4 .71 28
( 5 .52 ) 9,310,347 1 .43 0 .56 5 .50 43
( 0 .59 ) 11,387,620 0 .72 0 .52 4 .75 20
15 .87 10,487,347 0 .76 0 .54 5 .37 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
account
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Duration High Yield
Class
A
9/30/25
(e)
$ 9.57 $ 0.21 $ (0.14) $ 0.07 $ (0.23) $ — $ (0.23) $ 9.41
3/31/25
9.65 0.41 (0.04) 0.37 (0.45) — (0.45) 9.57
3/31/24
9.52 0.39 0.15 0.54 (0.41) — (0.41) 9.65
3/31/23
10.07 0.39 (0.61) (0.22) (0.33) — (0.33) 9.52
3/31/22
10.31 0.32 (0.24) 0.08 (0.32) — (0.32) 10.07
3/31/21
9.73 0.37 0.58 0.95 (0.37) — (0.37) 10.31
Class
C
9/30/25
(e)
9.58 0.17 (0.13) 0.04 (0.20) — (0.20) 9.42
3/31/25
9.66 0.34 (0.04) 0.30 (0.38) — (0.38) 9.58
3/31/24
9.53 0.31 0.15 0.46 (0.33) — (0.33) 9.66
3/31/23
10.08 0.31 (0.61) (0.30) (0.25) — (0.25) 9.53
3/31/22
10.32 0.24 (0.24) — (0.24) — (0.24) 10.08
3/31/21
9.73 0.29 0.59 0.88 (0.29) — (0.29) 10.32
Class
I
9/30/25
(e)
9.58 0.22 (0.13) 0.09 (0.24) — (0.24) 9.43
3/31/25
9.67 0.43 (0.05) 0.38 (0.47) — (0.47) 9.58
3/31/24
9.54 0.40 0.15 0.55 (0.42) — (0.42) 9.67
3/31/23
10.09 0.41 (0.61) (0.20) (0.35) — (0.35) 9.54
3/31/22
10.33 0.34 (0.24) 0.10 (0.34) — (0.34) 10.09
3/31/21
9.75 0.39 0.58 0.97 (0.39) — (0.39) 10.33
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
0 .81% $ 1,353,756 0 .88%
(f)
0 .76%
(f)
0 .88%
(f)
0 .76%
(f)
4 .42%
(f)
17%
3 .90 1,207,533 0 .95 0 .77 0 .95 0 .77 4 .26 39
5 .82 982,788 1 .07 0 .81 1 .06 0 .80 4 .12 31
( 2 .07 ) 1,150,158 0 .92 0 .77 0 .92 0 .77 4 .03 53
0 .62 1,351,901 0 .77 0 .75 0 .77 0 .75 3 .05 38
9 .55 1,042,073 0 .81 0 .77 0 .81 0 .77 3 .74 30
0 .39 86,406 1 .68
(f)
1 .56
(f)
1 .68
(f)
1 .56
(f)
3 .62
(f)
17
3 .07 87,149 1 .75 1 .57 1 .75 1 .57 3 .46 39
4 .95 93,636 1 .87 1 .61 1 .86 1 .60 3 .30 31
( 2 .86 ) 129,289 1 .72 1 .57 1 .72 1 .57 3 .23 53
( 0 .18 ) 153,569 1 .57 1 .55 1 .57 1 .55 2 .26 38
8 .73 146,478 1 .61 1 .57 1 .61 1 .57 2 .94 30
1 .01 4,555,540 0 .68
(f)
0 .56
(f)
0 .68
(f)
0 .56
(f)
4 .63
(f)
17
3 .98 4,103,550 0 .75 0 .57 0 .75 0 .57 4 .46 39
6 .01 3,029,714 0 .87 0 .61 0 .86 0 .60 4 .28 31
( 1 .85 ) 4,002,802 0 .72 0 .57 0 .72 0 .57 4 .21 53
0 .83 5,059,951 0 .57 0 .55 0 .57 0 .55 3 .24 38
9 .72 3,518,001 0 .61 0 .57 0 .61 0 .57 3 .93 30

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Municipal Opportunities
Class
A
9/30/25
(e)
$ 9.87 $ 0.21 $ (0.05) $ 0.16 $ (0.21) $ — $ (0.21) $ 9.82
3/31/25
10.00 0.42 (0.14) 0.28 (0.41) — (0.41) 9.87
3/31/24
9.81 0.38 0.19 0.57 (0.38) — (0.38) 10.00
3/31/23
10.74 0.34 (0.88) (0.54) (0.30) (0.09) (0.39) 9.81
3/31/22
11.55 0.27 (0.61) (0.34) (0.28) (0.19) (0.47) 10.74
3/31/21
10.68 0.29 0.89 1.18 (0.28) (0.03) (0.31) 11.55
Class
C
9/30/25
(e)
9.87 0.17 (0.05) 0.12 (0.17) — (0.17) 9.82
3/31/25
9.99 0.34 (0.13) 0.21 (0.33) — (0.33) 9.87
3/31/24
9.80 0.30 0.19 0.49 (0.30) — (0.30) 9.99
3/31/23
10.74 0.26 (0.89) (0.63) (0.22) (0.09) (0.31) 9.80
3/31/22
11.54 0.18 (0.61) (0.43) (0.18) (0.19) (0.37) 10.74
3/31/21
10.67 0.20 0.89 1.09 (0.19) (0.03) (0.22) 11.54
Class
I
9/30/25
(e)
9.88 0.22 (0.05) 0.17 (0.22) — (0.22) 9.83
3/31/25
10.00 0.44 (0.13) 0.31 (0.43) — (0.43) 9.88
3/31/24
9.81 0.40 0.18 0.58 (0.39) — (0.39) 10.00
3/31/23
10.75 0.36 (0.89) (0.53) (0.32) (0.09) (0.41) 9.81
3/31/22
11.56 0.29 (0.61) (0.32) (0.30) (0.19) (0.49) 10.75
3/31/21
10.69 0.31 0.89 1.20 (0.30) (0.03) (0.33) 11.56
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
1 .67% $ 212,088 0 .86%
(f)
0 .76%
(f)
4 .33%
(f)
30%
2 .82 214,674 0 .84 0 .75 4 .15 68
5 .95 203,024 0 .81 0 .79 3 .89 97
( 4 .94 ) 210,260 0 .83 0 .79 3 .43 63
( 3 .20 ) 235,489 0 .78 0 .76 2 .32 80
11 .13 218,844 0 .80 0 .78 2 .58 52
1 .26 18,594 1 .66
(f)
1 .56
(f)
3 .52
(f)
30
2 .10 21,330 1 .64 1 .55 3 .34 68
5 .10 26,150 1 .61 1 .59 3 .08 97
( 5 .70 ) 30,733 1 .63 1 .59 2 .64 63
( 4 .00 ) 32,846 1 .58 1 .56 1 .52 80
10 .26 32,753 1 .60 1 .58 1 .79 52
1 .79 866,490 0 .66
(f)
0 .56
(f)
4 .53
(f)
30
3 .14 855,032 0 .64 0 .55 4 .35 68
6 .14 803,285 0 .61 0 .59 4 .08 97
( 4 .81 ) 876,498 0 .62 0 .58 3 .60 63
( 3 .00 ) 1,192,377 0 .58 0 .56 2 .52 80
11 .35 988,085 0 .60 0 .58 2 .79 52

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High
Yield”), Nuveen Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund
(“Strategic Municipal Opportunities”) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
Current Fiscal Period
: The end of the reporting period for the Funds is September 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 ($500,000 prior to August 19, 2024) or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
High Yield
$ —
Short Duration High Yield
—
Strategic Municipal Opportunities
—

Notes to Financial Statements
(continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK”) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 211,874 $ – $ 10 $ 211,884
Corporate Bonds – 1,159,740 23,140,152 24,299,892
Municipal Bonds – 16,631,624,606 11,303 16,631,635,909
Variable Rate Senior Loan Interests – – 1,444,043 1,444,043
Short-Term Investments:
Repurchase Agreements – 186,700,000 – 186,700,000
Unfunded Commitments* – – –** –**
Investments in Derivatives:
Credit Default Swaps*** – – 2,424,762 2,424,762
Total $ 211,874 $ 16,819,484,346 $ 27,020,270 $ 16,846,716,490
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ 2 $ 2
Corporate Bonds – – 6,825,000 6,825,000
Exchange-Traded Funds 29,622,000 – – 29,622,000
Municipal Bonds – 5,800,558,569 1,711 5,800,560,280
Variable Rate Senior Loan Interests – – 4,635,964 4,635,964
Short-Term Investments:
Repurchase Agreements – 99,825,000 – 99,825,000
Unfunded Commitments* – – –** –**
Investments in Derivatives:
Futures Contracts*** (1,871,305) – – (1,871,305)
Total $ 27,750,695 $ 5,900,383,569 $ 11,462,677 $ 5,939,596,941

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ –** $ –
Corporate Bonds – 4,641,406 418,073 5,059,479
Municipal Bonds – 1,081,206,744 295 1,081,207,039
Variable Rate Senior Loan Interests – – 19 19
Unfunded Commitments* – – –** –**
Total $ – $ 1,085,848,150 $ 418,387 $ 1,086,266,537
* Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
** Value equals zero as of the end of the reporting period.
*** Represents net unrealized appreciation (depreciation).

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payment"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities. During the current fiscal period, none of the Funds made shortfall Payments.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 4,704,243,000 $ 47,430,000 $ 4,751,673,000
Short Duration High Yield
201,550,000 23,855,000 225,405,000
Strategic Municipal Opportunities
27,355,000 — 27,355,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
High Yield
$ 4,953,221,104 3.15%
Short Duration High Yield
201,550,000 3.16
Strategic Municipal Opportunities
32,962,945 3.02
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 4,704,243,000 $ 47,430,000 $ 4,751,673,000
Short Duration High Yield
201,550,000 23,855,000 225,405,000
Strategic Municipal Opportunities
27,355,000 — 27,355,000

Notes to Financial Statements
(continued)
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, each Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent
(the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Fund did not have any securities out on loan.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities. Each Fund has invested in an unfunded commitment, in which, each Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, each Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation
(depreciation) for an unfunded commitment is separately presented on the Statement of Assets and Liabilities. An unfunded commitment is priced at its fair value and any unrealized appreciation (depreciation) is separately presented on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
High Yield Fixed Income Clearing Corp $ 186,700,000 $ (190,434,117)
Short Duration High Yield Fixed Income Clearing Corp 99,825,000 (101,821,605)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
High Yield
$ 1,732,688,655 $ — $ 3,243,564,833 $ —
Short Duration High Yield
1,730,551,146 — 937,902,997 —
Strategic Municipal Opportunities
316,300,844 9,935,418 323,536,478 9,978,650

As of September 30, 2025, further details of each Fund’s unfunded commitment is as follows:
Puerto Rico Electric Power Authority ("PREPA") Bonds:
On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the
“FOMB”) filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.
The Fund’s holdings in Puerto Rico Electric Power Authority bonds experienced notable developments during the reporting period related to the utility's bankruptcy proceedings. Specifically, the federal government’s decision in August 2025 to remove several FOMB members. This action created additional uncertainty regarding the composition of the FOMB as well as the proposed plan's viability.
In response to these evolving circumstances, the Funds, along with other bondholders, chose to allow their Bond Purchase Agreement with the FOMB to expire on October 1, 2025. Instead, the Funds joined the amended and restated cooperation agreement with other non-settling bondholders and insurers. This coalition now represents nearly 90% of PREPA's outstanding revenue bonds. This unified creditor group seeks more favorable debt recovery terms and equitable treatment for all bondholders. As the bankruptcy court awaits appointment of new FOMB members and potential mediation proceedings the ultimate resolution timeline and terms remain subject to court approval and continued negotiation among stakeholders.
Management is monitoring the bankruptcy proceedings and ongoing developments on the valuation of the unfunded commitment and the existing
PREPA bonds held by the Fund.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts:
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current period, High Yield used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a
Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered)
and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
Fund Asset Class
Principal
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield Unfunded Commitments $605,992,349 $- $-
Short Duration High Yield Unfunded Commitments 106,452,705 - -
Strategic Municipal Opportunities Unfunded Commitments 8,831,518 - -

Notes to Financial Statements
(continued)
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Futures Contracts
:
During the current fiscal period, Short Duration High Yield and Strategic Municipal Opportunities managed the duration of their portfolios by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
High Yield $ 90,000,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps**
Gross
Unrealized
(Depreciation)
Credit Default
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Credit Default
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield
Citigroup Global
Markets Inc. $ 2,424,762 $-   $ 2,424,762 $(2,036,062) $-   $(363,121) $25,579
**            Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***          Represents inverse floating rate securities available to offset.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Short Duration High Yield $ 521,971,025
Strategic Municipal Opportunities  –**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in futures contracts during the fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.

As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
High Yield
Credit Default Swaps - OTC
Uncleared
Credit Unrealized appreciation on
swap contracts
*
$ 2,424,762 - $ –
1 1 1 1 1 1 1 1
Short Duration High Yield
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
**
(1,871,305)
1 1 1 1 1 1 1 1
* Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
** The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
High Yield
Swap contracts Credit $ 887,978 $ (259,178)
Short Duration High Yield
Futures contracts Interest rate (11,004,171) 6,281,394
Strategic Municipal Opportunities
Futures contracts Interest rate (1,685,152) –

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/25
Year Ended
3/31/25
High Yield Shares Value Shares Value
Subscriptions:
Class A 35,786,872 $499,095,087 83,929,464 $1,259,884,299
Class A - automatic conversion of Class C 1,461 20,507 40,038 606,269
Class C 1,653,282 23,066,390 6,061,764 90,915,556
Class R6 5,563,979 78,112,332 18,791,830 284,285,041
Class I 106,259,182 1,485,173,701 189,015,875 2,829,493,745
Total subscriptions 149,264,776 2,085,468,017 297,838,971 4,465,184,910
Reinvestments of distributions:
Class A 10,029,663 140,222,067 19,551,371 292,313,403
Class C 889,155 12,419,805 1,911,323 28,542,437
Class R6 206,477 2,888,713 295,262 4,405,849
Class I 11,260,225 157,500,692 23,792,033 355,973,144
Total reinvestments of distributions 22,385,520 313,031,277 45,549,989 681,234,833
Redemptions:
Class A (72,186,757) (1,010,430,458) (136,329,974) (2,040,369,006)
Class C (8,433,339) (117,648,364) (17,816,792) (266,794,233)
Class C - automatic conversion to Class A (1,462) (20,507) (40,084) (606,269)
Class R6 (9,026,859) (125,896,115) (20,650,622) (309,978,293)
Class I (158,810,263) (2,216,333,461) (254,338,003) (3,793,325,684)
Total redemptions (248,458,680) (3,470,328,905) (429,175,475) (6,411,073,485)
Net increase (decrease) (76,808,384) $(1,071,829,611) (85,786,515) $(1,264,653,742)
Six Months Ended
9/30/25
Year Ended
3/31/25
Short Duration High Yield Shares Value Shares Value
Subscriptions:
Class A 40,660,669 $381,016,036 56,248,702 $546,822,087
Class A - automatic conversion of Class C 2,475 23,091 2,422 23,630
Class C 1,675,629 15,735,468 3,004,715 29,229,041
Class I 177,935,880 1,669,984,258 233,228,295 2,270,044,853
Total subscriptions 220,274,653 2,066,758,853 292,484,134 2,846,119,611
Reinvestments of distributions:
Class A 2,981,153 27,924,378 4,686,380 45,509,325
Class C 169,006 1,585,280 311,618 3,029,912
Class I 10,279,666 96,495,940 15,761,156 153,303,323
Total reinvestments of distributions 13,429,825 126,005,598 20,759,154 201,842,560
Redemptions:
Class A (26,027,613) (243,637,262) (36,512,883) (355,029,619)
Class C (1,772,857) (16,635,704) (3,903,487) (38,034,810)
Class C - automatic conversion to Class A (2,473) (23,091) (2,419) (23,630)
Class I (133,269,001) (1,250,821,160) (134,162,435) (1,302,485,941)
Total redemptions (161,071,944) (1,511,117,217) (174,581,224) (1,695,574,000)
Net increase (decrease) 72,632,534 $681,647,234 138,662,064 $1,352,388,171

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
9/30/25
Year Ended
3/31/25
Strategic Municipal Opportunities Shares Value Shares Value
Subscriptions:
Class A 2,911,641 $28,183,741 6,682,478 $67,066,165
Class A - automatic conversion of Class C 1,140 11,152 — —
Class C 167,517 1,620,356 338,833 3,399,919
Class I 20,443,561 198,095,946 26,632,598 266,747,738
Total subscriptions 23,523,859 227,911,195 33,653,909 337,213,822
Reinvestments of distributions:
Class A 467,512 4,529,950 860,325 8,617,124
Class C 35,453 343,481 78,851 789,619
Class I 1,791,176 17,371,320 3,292,286 33,010,509
Total reinvestments of distributions 2,294,141 22,244,751 4,231,462 42,417,252
Redemptions:
Class A (3,535,031) (34,216,967) (6,107,556) (61,174,759)
Class C (469,660) (4,542,666) (873,171) (8,738,234)
Class C - automatic conversion to Class A (1,140) (11,152) — —
Class I (20,617,977) (199,547,022) (23,666,949) (237,261,000)
Total redemptions (24,623,808) (238,317,807) (30,647,676) (307,173,993)
Net increase (decrease) 1,194,192 $11,838,139 7,237,695 $72,457,081
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
High Yield
$ 13,438,016,616 $ 321,967,931 $ (1,566,046,137) $ (1,244,078,206)
Short Duration High Yield
5,981,774,052 91,691,282 (326,744,496) (235,053,214)
Strategic Municipal Opportunities
1,082,066,356 24,529,244 (46,861,364) (22,332,120)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
High Yield
$ 27,283,466 $ 21,469,682 $ — $ (1,201,674,984) $ (2,301,723,776) $ — $ (63,999,350) $ (3,518,644,962)
Short Duration
High Yield
36,857,358 6,813,285 — (215,672,858) (427,635,493) — (22,860,110) (622,497,818)
Strategic
Municipal
Opportunities
6,707,112 816,070 — (24,850,502) (159,569,671) — (3,969,132) (180,866,123)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 3, 2025 through March 31, 2025 and paid on April 1, 2025.

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund Short-Term Long-Term Total
High Yield $ 1,674,813,181 $ 626,910,595 $ 2,301,723,776
Short Duration High Yield 402,778,053 24,857,440 427,635,493
Strategic Municipal Opportunities 77,699,112 81,870,559 159,569,671
Average Daily Net Assets High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
For the first $125 million 0.4000% 0.4000% 0.3500%
For the next $125 million 0.3875 0.3875 0.3375
For the next $250 million 0.3750 0.3750 0.3250
For the next $500 million 0.3625 0.3625 0.3125
For the next $1 billion 0.3500 0.3500 0.3000
For the next $3 billion - - 0.2750
For the next $5 billion - - 0.2500
For the next $8 billion 0.3250 0.3250 -
For the next $5 billion 0.3125 0.3125 -
For the next $5 billion 0.3000 0.3000 -
For net assets over $10 billion - - 0.2375
For net assets over $20 billion 0.2875 0.2875 -
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

As of the end of the current fiscal period, the annual complex-level fee for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2026, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Complex-Level Fee
High Yield
0.1564%
Short Duration High Yield
0.1564
Strategic Municipal Opportunities
0.1564
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Short Duration High Yield 0.65% July 31, 2027
Strategic Municipal Opportunities 0.64% July 31, 2027
Fund
Purchases Sales
Realized
Gain (Loss)
High Yield
$ — $ 141,104,190 $ (20,068,477)
Short Duration High Yield
108,016,890 5,550,890 (443,688)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
High Yield
$ 2,129,965 $ 2,075,071
Short Duration High Yield
1,241,425 1,214,708
Strategic Municipal Opportunities
156,697 154,028
Fund
Commission
Advances
High Yield
$ 1,912,117
Short Duration High Yield
1,198,133
Strategic Municipal Opportunities
151,154

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments.
Information regarding transactions with affiliated companies is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
High Yield
$ 283,385
Short Duration High Yield
74,152
Strategic Municipal Opportunities
6,392
Fund
CDSC
Retained
High Yield
$ 449,324
Short Duration High Yield
85,552
Strategic Municipal Opportunities
12,009
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
9/30/25
Value at
9/30/25
Dividend
Income
Short Duration High Yield
Exchange-Traded Funds
Nuveen High Yield Municipal
Bond ETF $ 23,826,000 $ 6,024,062 $ – $ – $ (228,062) 1,200,000 $ 29,622,000 $ 587,160
Total $23,826,000 $6,024,062 $– $– $(228,062) 1,200,000 $29,622,000 $587,160

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Event
Puerto Rico Electric Power Authority Bonds:
As mentioned earlier in these Notes to Financial Statements, On October 1, 2025, the Funds chose to allow their Bond Purchase Agreements with the FOMB to expire.
Fund
Maximum
Outstanding
Balance
High Yield
$ 27,300,000
Short Duration High Yield
—
Strategic Municipal Opportunities
9,600,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
High Yield
16 $ 14,431,250 5.53%
Short Duration High Yield
— — —
Strategic Municipal Opportunities
8 7,362,415 5.50

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors/trustees (all of whom are independent) by each Fund is reported as “Directors/Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen All-American Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

Nuveen Short Term Municipal Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees of Nuveen Municipal Trust (“Municipal Trust”) and the Board of Directors of Nuveen Investment Funds, Inc. (“NIF”) (collectively, the “Board” and each Trustee or Director, as applicable, a “Board Member”) approved, for each applicable series of Municipal Trust and NIF, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each respective series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory

Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

2

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory

Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen All-American Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Intermediate Duration Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024 and matched the performance of its benchmark for the five-year period ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Limited Term Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund outperformed its benchmark for the five-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2024, the Fund ranked in the third quartile for the three-year period and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Short Term Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

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The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen All-American Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were also below the Expense Universe median, and the Fund’s actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Intermediate Duration Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s contractual management fee rate was above the Expense Group median, the Fund’s actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate was below the Expense Universe median, and the Fund’s actual management fee rate and net total expense ratio were each slightly above (approximately 5 basis points or within 5 basis points) the Expense Universe median.

•

For Nuveen Limited Term Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each slightly above (within 5 basis points) the Expense Group median, and the Fund’s net total expense ratio matched the Expense Group median. Although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Short Term Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Group. In addition, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Group median, the Fund’s contractual management fee rate matched the Expense Group median. Although the Fund’s actual management fee rate and net total expense ratio were also above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median. The Board also considered, among other things, that the temporary expense cap which was implemented effective May 1, 2024 was not fully reflected in the Fund’s expenses for its fiscal year which ends as of March 31st, and the Adviser agreed to extend such temporary expense cap for the Fund to July 31, 2027.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory

Contract. (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

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D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen High Yield Municipal Bond Fund

Nuveen Short Duration High Yield Municipal Bond Fund

Nuveen Strategic Municipal Opportunities Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Municipal Trust approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each respective series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and,

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Item 11. Statement Regarding Basis for Approval of Investment Advisory

Contract. (continued)

following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials

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provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be

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Item 11. Statement Regarding Basis for Approval of Investment Advisory

Contract. (continued)

below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen High Yield Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Short Duration High Yield Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Strategic Municipal Opportunities Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

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In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen High Yield Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the median of the Expense Group and Expense Universe, respectively.

•

For Nuveen Short Duration High Yield Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile, fourth quartile and third quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Strategic Municipal Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group, and although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median. The Fund’s actual management fee rate and net total expense ratio were also above the Expense Universe median, but the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median. In its review, the Board considered that differences between the Fund, particularly its credit profile, and the peers in the Expense Group limited the value of the comparative data. The Board further considered that the Adviser agreed to extend the Fund’s temporary expense cap to July 31, 2027.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory

Contract. (continued)

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

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E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal Trust

Date: December 4, 2025	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2025	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: December 4, 2025	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)